UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-5972

Name of Registrant:     VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31st

Date of reporting period:  January 31, 2012

Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Australia (25.1%)
BHP Billiton Ltd.	3,565,458	141,222
Commonwealth Bank of Australia	1,730,543	92,983
Westpac Banking Corp.	3,363,133	75,392
Australia & New Zealand Banking Group Ltd.	2,918,799	66,389
National Australia Bank Ltd.	2,443,363	61,845
Wesfarmers Ltd.	1,116,506	35,894
Woolworths Ltd.	1,350,513	35,526
Rio Tinto Ltd.	483,725	35,491
Newcrest Mining Ltd.	797,819	28,557
Woodside Petroleum Ltd.	704,592	25,573
Westfield Group	2,434,845	21,968
CSL Ltd.	582,581	19,222
Origin Energy Ltd.	1,182,410	17,252
Telstra Corp. Ltd.	4,834,625	17,088
Santos Ltd.	1,046,997	14,947
QBE Insurance Group Ltd.	1,212,966	14,766
AMP Ltd.	3,121,674	14,158
Suncorp Group Ltd.	1,428,340	12,739
Brambles Ltd.	1,642,708	12,677
Orica Ltd.	404,008	10,615
Macquarie Group Ltd.	386,801	10,464
Amcor Ltd.	1,362,630	10,182
Stockland	2,645,322	9,435
Iluka Resources Ltd.	464,961	9,035
Westfield Retail Trust	3,221,996	8,635
Transurban Group	1,449,124	8,446
AGL Energy Ltd.	512,057	7,928
Coca-Cola Amatil Ltd.	631,667	7,747
QR National Ltd.	1,894,825	7,467
^ Fortescue Metals Group Ltd.	1,381,582	7,393
Insurance Australia Group Ltd.	2,307,664	7,130
GPT Group	1,939,352	6,360
WorleyParsons Ltd.	214,107	6,193
ASX Ltd.	194,330	6,186
Incitec Pivot Ltd.	1,809,069	6,162
Asciano Ltd.	1,079,059	5,382
Goodman Group	7,794,747	5,301
Dexus Property Group	5,351,699	5,057
Mirvac Group	3,791,499	4,970
Sonic Healthcare Ltd.	411,533	4,908
Lend Lease Group	599,635	4,679
Crown Ltd.	522,481	4,488
OZ Minerals Ltd.	361,900	4,189
Leighton Holdings Ltd.	167,894	4,171
Campbell Brothers Ltd.	74,726	4,125
Computershare Ltd.	493,687	4,007
Toll Holdings Ltd.	754,167	4,000
Cochlear Ltd.	62,882	3,959
Tatts Group Ltd.	1,464,494	3,945

	CFS Retail Property Trust	2,047,900	3,732
	Metcash Ltd.	860,927	3,691
	Alumina Ltd.	2,690,797	3,658
	James Hardie Industries SE	483,132	3,635
	Bendigo and Adelaide Bank Ltd.	407,847	3,588
	Boral Ltd.	810,283	3,474
	Ramsay Health Care Ltd.	147,203	2,968
*	Echo Entertainment Group Ltd.	764,617	2,935
^,* Lynas Corp. Ltd.		1,891,808	2,658
	TABCORP Holdings Ltd.	759,944	2,348
*	Qantas Airways Ltd.	1,239,141	2,072
	Caltex Australia Ltd.	152,380	2,058
	Sims Metal Management Ltd. ADR	123,613	1,977
^	Fairfax Media Ltd.	2,455,064	1,928
	Newcrest Mining Ltd. ADR	51,388	1,846
	SP AusNet	1,596,907	1,636
^	Harvey Norman Holdings Ltd.	603,319	1,319
	Sydney Airport	421,785	1,195
	OneSteel Ltd.	1,502,260	1,180
	Sims Metal Management Ltd.	59,089	948
*	BGP Holdings PLC	15,642,708	—
			985,094
Hong Kong (8.1%)
	AIA Group Ltd.	9,363,424	31,224
	Hutchison Whampoa Ltd.	2,367,599	22,474
	Sun Hung Kai Properties Ltd.	1,570,121	21,724
	Cheung Kong Holdings Ltd.	1,544,408	20,771
	Hong Kong Exchanges and Clearing Ltd.	1,138,346	19,727
	CLP Holdings Ltd.	2,138,047	17,494
	Li & Fung Ltd.	6,297,362	13,714
	Hong Kong & China Gas Co. Ltd.	5,263,790	12,487
	Power Assets Holdings Ltd.	1,539,665	11,109
	Hang Seng Bank Ltd.	849,269	10,947
	BOC Hong Kong Holdings Ltd.	4,108,992	10,835
	Wharf Holdings Ltd.	1,681,871	9,560
	Hang Lung Properties Ltd.	2,732,242	9,381
	Link REIT	2,498,476	9,095
*	Sands China Ltd.	2,682,000	9,036
	Swire Pacific Ltd. Class A	804,727	8,944
^	Bank of East Asia Ltd.	1,715,422	6,989
	Hang Lung Group Ltd.	973,181	6,186
	Henderson Land Development Co. Ltd.	1,054,034	5,712
	Sino Land Co. Ltd.	3,222,725	5,368
	MTR Corp.	1,605,603	5,346
^	Wynn Macau Ltd.	1,719,200	4,391
	New World Development Co. Ltd.	3,964,817	4,338
	SJM Holdings Ltd.	1,831,000	3,266
	Shangri-La Asia Ltd.	1,568,092	3,255
	Wheelock & Co. Ltd.	1,012,647	3,231
	Kerry Properties Ltd.	800,640	3,073
^,*,
	2 Galaxy Entertainment Group Ltd.	1,384,000	3,001
	Cheung Kong Infrastructure Holdings Ltd.	517,854	2,943
^	ASM Pacific Technology Ltd.	218,241	2,808
	Hysan Development Co. Ltd.	703,187	2,762
	First Pacific Co. Ltd.	2,384,000	2,726
	Cathay Pacific Airways Ltd.	1,309,220	2,589

Yue Yuen Industrial Holdings Ltd.	823,217	2,518
NWS Holdings Ltd.	1,493,022	2,418
Wing Hang Bank Ltd.	197,893	1,821
* Foxconn International Holdings Ltd.	2,415,816	1,661
Hopewell Holdings Ltd.	627,823	1,639
Lifestyle International Holdings Ltd.	664,044	1,554
PCCW Ltd.	4,419,653	1,395
Orient Overseas International Ltd.	243,565	1,269
* HKT Trust / HKT Ltd.	96,079	62
		320,843
Japan (60.7%)
Toyota Motor Corp.	3,062,783	112,963
Mitsubishi UFJ Financial Group Inc.	14,143,420	65,348
Honda Motor Co. Ltd.	1,810,154	62,471
Canon Inc.	1,258,859	54,037
Sumitomo Mitsui Financial Group Inc.	1,491,461	47,697
Mizuho Financial Group Inc.	25,319,737	38,344
Takeda Pharmaceutical Co. Ltd.	876,717	38,115
FANUC Corp.	212,839	35,835
Mitsubishi Corp.	1,560,472	35,685
Mitsui & Co. Ltd.	1,929,480	32,800
NTT DoCoMo Inc.	16,963	30,164
Komatsu Ltd.	1,053,378	29,707
Hitachi Ltd.	5,020,404	27,928
Softbank Corp.	984,031	27,500
Nippon Telegraph & Telephone Corp.	530,823	26,629
Nissan Motor Co. Ltd.	2,760,532	26,151
Japan Tobacco Inc.	4,999	24,685
East Japan Railway Co.	377,637	24,510
Shin-Etsu Chemical Co. Ltd.	455,881	23,741
Seven & I Holdings Co. Ltd.	836,679	23,616
Mitsubishi Estate Co. Ltd.	1,391,005	22,267
KDDI Corp.	3,238	20,563
Sony Corp.	1,115,329	20,392
Astellas Pharma Inc.	493,768	20,289
Tokio Marine Holdings Inc.	804,088	20,186
Panasonic Corp.	2,451,211	19,844
Mitsubishi Electric Corp.	2,146,896	19,330
Toshiba Corp.	4,471,214	19,017
ITOCHU Corp.	1,672,727	18,215
Sumitomo Corp.	1,249,607	18,011
Inpex Corp.	2,437	16,673
Bridgestone Corp.	722,432	16,530
Denso Corp.	540,140	16,088
Mitsubishi Heavy Industries Ltd.	3,371,617	15,476
Kao Corp.	584,397	15,405
Mitsui Fudosan Co. Ltd.	930,322	15,353
JX Holdings Inc.	2,494,539	15,127
Nintendo Co. Ltd.	110,361	14,988
Nomura Holdings Inc.	4,030,654	14,860
Kyocera Corp.	169,944	14,521
Central Japan Railway Co.	1,673	14,402
Daiichi Sankyo Co. Ltd.	747,904	14,279
Chubu Electric Power Co. Inc.	757,533	13,956
Nippon Steel Corp.	5,670,270	13,942
Kansai Electric Power Co. Inc.	833,865	13,452
MS&AD Insurance Group Holdings	632,862	13,008

Murata Manufacturing Co. Ltd.	225,167	12,888
Marubeni Corp.	1,833,703	12,682
Tokyo Gas Co. Ltd.	2,734,233	12,650
Toray Industries Inc.	1,631,172	12,283
FUJIFILM Holdings Corp.	514,394	12,222
Fast Retailing Co. Ltd.	59,021	11,764
Kubota Corp.	1,286,452	11,634
Eisai Co. Ltd.	279,995	11,606
Nidec Corp.	121,031	11,595
Keyence Corp.	46,179	11,549
Kirin Holdings Co. Ltd.	911,261	11,213
Fujitsu Ltd.	2,069,530	11,078
Secom Co. Ltd.	233,192	10,926
ORIX Corp.	116,310	10,900
Tokyo Electron Ltd.	190,685	10,870
Sumitomo Mitsui Trust Holdings Inc.	3,460,455	10,856
Dai-ichi Life Insurance Co. Ltd.	9,992	10,490
SMC Corp.	60,006	10,423
Hoya Corp.	483,165	10,270
Sumitomo Electric Industries Ltd.	837,691	10,121
Sharp Corp.	1,109,523	9,570
Asahi Group Holdings Ltd.	429,711	9,525
Resona Holdings Inc.	2,093,716	9,359
Nikon Corp.	378,660	9,285
JFE Holdings Inc.	511,816	9,144
Asahi Glass Co. Ltd.	1,119,824	9,135
NKSJ Holdings Inc.	416,047	9,084
Terumo Corp.	187,506	9,005
Ajinomoto Co. Inc.	739,475	8,950
Asahi Kasei Corp.	1,402,989	8,905
Aeon Co. Ltd.	666,895	8,807
Suzuki Motor Corp.	374,074	8,550
Mitsubishi Chemical Holdings Corp.	1,505,554	8,474
Sumitomo Metal Mining Co. Ltd.	583,122	8,421
Osaka Gas Co. Ltd.	2,083,164	8,376
Rakuten Inc.	8,059	8,157
West Japan Railway Co.	188,900	8,027
Otsuka Holdings Co. Ltd.	278,700	7,903
Daito Trust Construction Co. Ltd.	80,669	7,617
Sumitomo Realty & Development Co. Ltd.	397,920	7,583
Daikin Industries Ltd.	260,540	7,571
Shiseido Co. Ltd.	399,892	7,361
Yamato Holdings Co. Ltd.	442,014	7,327
^ Kintetsu Corp.	1,807,138	7,279
Sumitomo Chemical Co. Ltd.	1,746,177	7,048
Odakyu Electric Railway Co. Ltd.	696,915	6,929
Daiwa House Industry Co. Ltd.	534,530	6,762
Aisin Seiki Co. Ltd.	212,814	6,737
Dai Nippon Printing Co. Ltd.	623,691	6,726
Dentsu Inc.	200,922	6,722
Isuzu Motors Ltd.	1,320,729	6,707
Sumitomo Metal Industries Ltd.	3,738,423	6,691
Shizuoka Bank Ltd.	648,162	6,668
Daiwa Securities Group Inc.	1,846,398	6,653
Unicharm Corp.	126,084	6,633
T&D Holdings Inc.	643,140	6,558
TDK Corp.	136,784	6,533

Nitto Denko Corp.	183,501	6,530
Kyushu Electric Power Co. Inc.	447,851	6,443
JGC Corp.	230,396	6,374
Bank of Yokohama Ltd.	1,361,400	6,322
Ricoh Co. Ltd.	744,880	6,295
Tokyu Corp.	1,263,850	6,227
JS Group Corp.	295,739	6,127
Nippon Building Fund Inc.	675	6,065
Chugoku Electric Power Co. Inc.	329,794	6,041
Sekisui House Ltd.	639,495	6,013
Tobu Railway Co. Ltd.	1,133,988	5,947
Oriental Land Co. Ltd.	55,702	5,927
Shikoku Electric Power Co. Inc.	202,777	5,882
Yamada Denki Co. Ltd.	91,239	5,838
* NEC Corp.	2,893,035	5,790
Toyota Industries Corp.	199,135	5,727
Kuraray Co. Ltd.	382,865	5,576
Rohm Co. Ltd.	107,280	5,317
Chiba Bank Ltd.	845,620	5,262
* Mitsubishi Motors Corp.	4,302,141	5,208
Ono Pharmaceutical Co. Ltd.	91,500	5,167
Sega Sammy Holdings Inc.	236,698	5,147
Toppan Printing Co. Ltd.	622,764	4,993
Yahoo Japan Corp.	16,119	4,932
OJI Paper Co. Ltd.	945,340	4,867
Mitsui OSK Lines Ltd.	1,274,308	4,828
Keikyu Corp.	522,193	4,797
Keio Corp.	643,085	4,746
Tohoku Electric Power Co. Inc.	502,705	4,740
Makita Corp.	124,461	4,710
Isetan Mitsukoshi Holdings Ltd.	414,191	4,675
Kawasaki Heavy Industries Ltd.	1,566,339	4,618
NTT Data Corp.	1,402	4,608
Japan Real Estate Investment Corp.	519	4,546
Kobe Steel Ltd.	2,759,025	4,538
Omron Corp.	224,655	4,529
Toyota Tsusho Corp.	236,051	4,484
Fuji Heavy Industries Ltd.	651,534	4,439
Shionogi & Co. Ltd.	331,363	4,429
* Tokyo Electric Power Co. Inc.	1,604,664	4,423
Nippon Yusen KK	1,699,747	4,319
Sekisui Chemical Co. Ltd.	480,896	4,222
Daihatsu Motor Co. Ltd.	213,646	4,133
Yamaha Motor Co. Ltd.	308,821	4,099
Shimano Inc.	82,820	4,098
^ Olympus Corp.	242,487	4,097
JSR Corp.	197,751	4,059
Lawson Inc.	66,534	4,049
Chugai Pharmaceutical Co. Ltd.	248,524	3,959
Sumitomo Heavy Industries Ltd.	612,274	3,930
Konica Minolta Holdings Inc.	532,468	3,884
Mitsubishi Materials Corp.	1,234,805	3,866
IHI Corp.	1,467,195	3,864
Nippon Electric Glass Co. Ltd.	442,006	3,854
Nitori Holdings Co. Ltd.	41,352	3,803
Nippon Express Co. Ltd.	939,712	3,771
Trend Micro Inc.	117,256	3,729

Fukuoka Financial Group Inc.	858,418	3,673
NSK Ltd.	491,240	3,660
Hokuriku Electric Power Co.	187,691	3,647
Showa Denko KK	1,662,976	3,635
NGK Insulators Ltd.	281,978	3,627
Kyowa Hakko Kirin Co. Ltd.	287,854	3,554
Brother Industries Ltd.	261,693	3,530
Mitsubishi Tanabe Pharma Corp.	249,608	3,528
* Taisho Pharmaceutical Holdings Co. Ltd.	40,128	3,527
Benesse Holdings Inc.	75,029	3,497
Obayashi Corp.	723,262	3,489
Kurita Water Industries Ltd.	125,718	3,425
Hirose Electric Co. Ltd.	35,522	3,419
Electric Power Development Co. Ltd.	128,434	3,416
Teijin Ltd.	1,040,481	3,380
Santen Pharmaceutical Co. Ltd.	81,938	3,364
Credit Saison Co. Ltd.	164,312	3,353
MEIJI Holdings Co. Ltd.	76,404	3,346
Yakult Honsha Co. Ltd.	107,563	3,305
Ube Industries Ltd.	1,127,684	3,249
Joyo Bank Ltd.	722,017	3,204
Kajima Corp.	944,173	3,197
Sony Financial Holdings Inc.	191,400	3,191
Taisei Corp.	1,132,639	3,138
Namco Bandai Holdings Inc.	217,864	3,107
Bank of Kyoto Ltd.	358,188	3,095
Japan Retail Fund Investment Corp.	2,085	3,031
Shimizu Corp.	659,867	3,018
Hisamitsu Pharmaceutical Co. Inc.	68,790	2,985
TonenGeneral Sekiyu KK	311,300	2,972
^ Gree Inc.	102,100	2,963
Toho Gas Co. Ltd.	453,831	2,946
Sankyo Co. Ltd.	59,420	2,910
Hokkaido Electric Power Co. Inc.	203,631	2,905
THK Co. Ltd.	134,116	2,891
Mitsui Chemicals Inc.	906,812	2,874
FamilyMart Co. Ltd.	70,122	2,845
Japan Steel Works Ltd.	346,632	2,808
Hokuhoku Financial Group Inc.	1,400,083	2,804
* Mazda Motor Corp.	1,671,482	2,772
Ibiden Co. Ltd.	134,569	2,746
Konami Corp.	103,175	2,735
Dena Co. Ltd.	107,800	2,735
Amada Co. Ltd.	393,398	2,727
Hachijuni Bank Ltd.	461,180	2,708
Mitsubishi UFJ Lease & Finance Co. Ltd.	64,529	2,707
^ All Nippon Airways Co. Ltd.	916,688	2,676
Hamamatsu Photonics KK	74,200	2,673
TOTO Ltd.	325,738	2,657
J Front Retailing Co. Ltd.	536,113	2,647
Sysmex Corp.	80,000	2,647
JTEKT Corp.	245,417	2,632
Idemitsu Kosan Co. Ltd.	24,221	2,626
Chugoku Bank Ltd.	192,088	2,625
Hiroshima Bank Ltd.	550,205	2,591
Iyo Bank Ltd.	267,864	2,580
Nomura Research Institute Ltd.	112,960	2,577

Nisshin Seifun Group Inc.	209,834	2,544
Shimamura Co. Ltd.	24,377	2,523
Toyo Seikan Kaisha Ltd.	169,838	2,518
Nissin Foods Holdings Co. Ltd.	65,280	2,488
Rinnai Corp.	35,736	2,486
Stanley Electric Co. Ltd.	159,755	2,456
Toyo Suisan Kaisha Ltd.	98,498	2,429
Kamigumi Co. Ltd.	274,548	2,422
Mitsubishi Gas Chemical Co. Inc.	426,093	2,411
Nippon Meat Packers Inc.	188,426	2,399
Sojitz Corp.	1,385,178	2,392
* Yokogawa Electric Corp.	239,214	2,367
^ Hitachi Construction Machinery Co. Ltd.	119,038	2,359
USS Co. Ltd.	24,451	2,339
^ Nippon Paper Group Inc.	108,803	2,337
Gunma Bank Ltd.	426,254	2,327
^ GS Yuasa Corp.	391,998	2,316
Miraca Holdings Inc.	61,700	2,315
Shimadzu Corp.	263,941	2,306
Suzuken Co. Ltd.	78,850	2,305
Keisei Electric Railway Co. Ltd.	302,950	2,286
Takashimaya Co. Ltd.	291,981	2,275
Kansai Paint Co. Ltd.	239,664	2,267
Nabtesco Corp.	105,000	2,239
Sumitomo Rubber Industries Ltd.	187,445	2,237
Yamaguchi Financial Group Inc.	233,052	2,236
Nishi-Nippon City Bank Ltd.	755,688	2,219
Sanrio Co. Ltd.	49,000	2,200
Toho Co. Ltd.	125,674	2,189
NTN Corp.	526,901	2,174
NOK Corp.	114,942	2,153
NGK Spark Plug Co. Ltd.	172,963	2,139
Air Water Inc.	162,107	2,139
Yaskawa Electric Corp.	238,873	2,111
Daido Steel Co. Ltd.	317,706	2,086
Hitachi Metals Ltd.	181,331	2,085
Denki Kagaku Kogyo KK	524,643	2,075
Dainippon Sumitomo Pharma Co. Ltd.	178,247	2,060
Daicel Corp.	327,140	2,057
Hitachi Chemical Co. Ltd.	115,957	2,048
Kikkoman Corp.	175,537	2,040
McDonald's Holdings Co. Japan Ltd.	73,899	2,011
Chiyoda Corp.	172,000	2,010
Taiyo Nippon Sanso Corp.	287,193	2,007
Nippon Sheet Glass Co. Ltd.	990,146	2,002
Tsumura & Co.	66,813	1,995
Tokyu Land Corp.	473,540	1,973
Marui Group Co. Ltd.	244,487	1,968
Cosmo Oil Co. Ltd.	659,406	1,922
Jupiter Telecommunications Co. Ltd.	1,910	1,905
Alfresa Holdings Corp.	43,279	1,900
Advantest Corp.	164,927	1,898
Asics Corp.	164,772	1,873
SBI Holdings Inc.	24,689	1,868
Furukawa Electric Co. Ltd.	698,157	1,865
Seiko Epson Corp.	145,794	1,861
Hino Motors Ltd.	283,656	1,825

Japan Prime Realty Investment Corp.	755	1,807
Aozora Bank Ltd.	644,514	1,798
Suruga Bank Ltd.	201,422	1,795
Aeon Mall Co. Ltd.	79,620	1,767
MediPal Holdings Corp.	161,708	1,765
Yamazaki Baking Co. Ltd.	133,113	1,765
Citizen Holdings Co. Ltd.	290,127	1,764
Kaneka Corp.	311,582	1,746
Koito Manufacturing Co. Ltd.	107,000	1,729
Shinsei Bank Ltd.	1,524,144	1,723
Ushio Inc.	115,975	1,695
Nomura Real Estate Holdings Inc.	105,817	1,648
Fuji Electric Co. Ltd.	616,927	1,634
Nomura Real Estate Office Fund Inc. Class A	303	1,625
Tosoh Corp.	572,152	1,617
Yamaha Corp.	174,126	1,606
Hakuhodo DY Holdings Inc.	25,877	1,591
Casio Computer Co. Ltd.	265,122	1,560
NHK Spring Co. Ltd.	161,269	1,551
Hitachi High-Technologies Corp.	69,133	1,520
Kawasaki Kisen Kaisha Ltd.	792,270	1,503
Oracle Corp. Japan	42,887	1,503
Itochu Techno-Solutions Corp.	31,727	1,473
Yamato Kogyo Co. Ltd.	46,052	1,450
Mitsubishi Logistics Corp.	124,466	1,438
Showa Shell Sekiyu KK	208,585	1,433
Square Enix Holdings Co. Ltd.	70,475	1,423
Japan Petroleum Exploration Co.	31,741	1,408
^ Seven Bank Ltd.	666,300	1,403
Kinden Corp.	149,192	1,309
Aeon Credit Service Co. Ltd.	85,003	1,304
Otsuka Corp.	17,632	1,265
Maruichi Steel Tube Ltd.	52,180	1,220
Nisshin Steel Co. Ltd.	783,901	1,217
^,* Elpida Memory Inc.	280,803	1,193
Toyoda Gosei Co. Ltd.	73,075	1,192
Coca-Cola West Co. Ltd.	68,171	1,174
Mabuchi Motor Co. Ltd.	25,933	1,114
* Sumco Corp.	126,245	1,083
ABC-Mart Inc.	29,236	1,048
NTT Urban Development Corp.	1,280	940
Toyota Boshoku Corp.	73,785	798
		2,384,168
New Zealand (0.3%)
Fletcher Building Ltd.	752,575	4,047
Telecom Corp. of New Zealand Ltd.	2,135,461	3,724
Auckland International Airport Ltd.	1,025,430	2,076
Sky City Entertainment Group Ltd.	636,282	1,851
Contact Energy Ltd.	386,746	1,526
		13,224
Singapore (5.1%)
Singapore Telecommunications Ltd.	8,850,220	21,797
DBS Group Holdings Ltd.	1,951,727	20,948
Oversea-Chinese Banking Corp. Ltd.	2,822,983	19,235
United Overseas Bank Ltd.	1,398,395	19,196
Keppel Corp. Ltd.	1,584,435	13,636

Wilmar International Ltd.			2,133,176	9,051
^,* Genting Singapore plc			6,767,522	8,737
CapitaLand Ltd.			2,839,028	5,919
Fraser and Neave Ltd.			1,019,771	5,497
Singapore Airlines Ltd.			601,290	5,295
Singapore Press Holdings Ltd.			1,700,084	5,010
Singapore Exchange Ltd.			951,107	4,900
Jardine Cycle & Carriage Ltd.			119,229	4,856
Noble Group Ltd.			4,268,054	4,556
City Developments Ltd.			556,551	4,353
Hutchison Port Holdings Trust			5,797,197	4,341
Golden Agri-Resources Ltd.			7,417,926	4,320
SembCorp Industries Ltd.			1,088,370	4,116
Singapore Technologies Engineering Ltd.			1,694,691	3,966
^ SembCorp Marine Ltd.			931,414	3,662
Olam International Ltd.			1,612,403	3,317
CapitaMall Trust			2,392,309	3,246
* Global Logistic Properties Ltd.			2,026,000	3,200
Ascendas Real Estate Investment Trust			1,948,826	2,886
ComfortDelGro Corp. Ltd.			2,106,723	2,482
Keppel Land Ltd.			836,000	1,886
UOL Group Ltd.			515,345	1,881
Yangzijiang Shipbuilding Holdings Ltd.			2,116,000	1,851
CapitaMalls Asia Ltd.			1,504,000	1,579
StarHub Ltd.			661,945	1,488
^ Cosco Corp. Singapore Ltd.			1,120,007	1,047
Neptune Orient Lines Ltd.			1,004,688	1,036
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012			699,582	104
				199,394
Total Common Stocks (Cost $5,291,118)				3,902,723
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.3%)
[3,4] Vanguard Market Liquidity Fund	0.096%		90,126,105	90,126

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.040%	4/16/12	1,000	1,000
[5,7] Federal Home Loan Bank Discount Notes	0.030%	4/9/12	1,000	1,000
				2,000
Total Temporary Cash Investments (Cost $92,126)				92,126
Total Investments (101.7%) (Cost $5,383,244)				3,994,849
Other Assets and Liabilities-Net (-1.7%)[3]				(65,383)
Net Assets (100%)				3,929,466

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $51,312,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 1.5%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of this security represented 0.1% of net assets.
3 Includes $54,184,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

Pacific Stock Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,823	3,898,900	—
Temporary Cash Investments	90,126	2,000	—
Futures Contracts—Liabilities[1]	(112)	—	—
Forward Currency Contracts—Assets	—	1,008	—
Total	93,837	3,901,908	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	March 2012	229	22,720	320
S&P ASX 200 Index	March 2012	107	12,014	113

Pacific Stock Index Fund

At January 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	3/13/12	JPY	1,720,985 USD	22,581	422
UBS AG	3/20/12	AUD	11,249 USD	11,891	586

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

At January 31, 2012, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

At January 31, 2012, the cost of investment securities for tax purposes was $5,385,993,000. Net unrealized depreciation of investment securities for tax purposes was $1,391,144,000, consisting of unrealized gains of $189,278,000 on securities that had risen in value since their purchase and $1,580,422,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Austria (0.4%)
OMV AG	165,356	5,426
Erste Group Bank AG	187,674	4,135
Telekom Austria AG	335,353	3,913
Voestalpine AG	109,714	3,606
IMMOFINANZ AG	935,666	3,014
Verbund AG	70,107	1,905
Vienna Insurance Group AG Wiener Versicherung Gruppe	39,493	1,705
Raiffeisen Bank International AG	49,427	1,687
		25,391
Belgium (1.5%)
Anheuser-Busch InBev NV	812,169	49,381
Groupe Bruxelles Lambert SA	81,710	5,924
Solvay SA Class A	59,703	5,908
Delhaize Group SA	103,846	5,661
Umicore SA	115,045	5,359
Belgacom SA	152,591	4,768
Ageas	2,221,711	4,631
UCB SA	100,622	4,099
KBC Groep NV	159,559	3,042
Colruyt SA	78,605	2,977
^ NV Bekaert SA	40,051	1,634
Mobistar SA	31,367	1,571
		94,955
Denmark (1.6%)
Novo Nordisk A/S Class B	430,007	51,097
AP Moeller - Maersk A/S Class B	1,337	9,860
* Danske Bank A/S	665,188	9,695
Carlsberg A/S Class B	109,244	8,327
Novozymes A/S	236,044	6,659
DSV A/S	206,080	4,219
AP Moeller - Maersk A/S Class A	542	3,811
Coloplast A/S Class B	22,784	3,364
TDC A/S	362,506	2,830
^,* Vestas Wind Systems A/S	215,119	2,427
* William Demant Holding A/S	22,549	1,869
Tryg A/S	25,199	1,371
		105,529
Finland (1.3%)
Nokia Oyj	3,783,603	19,003
Sampo Oyj	427,588	11,271
Fortum Oyj	453,107	9,964
Kone Oyj Class B	158,858	8,671
UPM-Kymmene Oyj	531,011	6,827
Wartsila OYJ Abp	169,952	5,744
Metso Oyj	128,507	5,622
Stora Enso Oyj	594,534	4,246
Nokian Renkaat Oyj	109,400	3,917
Elisa Oyj	140,227	2,953

Kesko Oyj Class B	66,185	2,339
Orion Oyj Class B	97,905	1,902
Pohjola Bank plc Class A	141,929	1,515
Neste Oil Oyj	128,704	1,447
^ Sanoma Oyj	75,057	1,015
		86,436
France (14.1%)
Total SA	2,146,371	113,762
Sanofi	1,158,179	85,872
LVMH Moet Hennessy Louis Vuitton SA	256,523	41,558
BNP Paribas SA	976,765	41,546
Danone	590,154	36,510
Air Liquide SA	286,162	36,115
GDF Suez	1,252,897	34,110
Schneider Electric SA	495,353	30,843
France Telecom SA	1,877,652	28,227
AXA SA	1,759,522	26,792
Vivendi SA	1,260,472	26,444
L'Oreal SA	243,535	25,942
Vinci SA	455,247	21,181
Pernod-Ricard SA	199,988	19,238
Cie de St-Gobain	404,045	18,045
Unibail-Rodamco SE	92,813	17,860
ArcelorMittal	867,963	17,831
Societe Generale SA	666,326	17,813
Cie Generale d'Optique Essilor International SA	202,551	14,857
European Aeronautic Defence and Space Co. NV	414,045	13,921
Carrefour SA	581,491	13,313
Cie Generale des Etablissements Michelin Class B	183,384	12,583
PPR	76,432	12,069
Technip SA	101,117	9,526
Renault SA	196,147	8,391
Lafarge SA	201,639	8,250
Alstom SA	209,757	8,034
Christian Dior SA	55,428	7,856
Legrand SA	226,724	7,828
Vallourec SA	115,395	7,811
Publicis Groupe SA	146,996	7,409
SES SA	306,248	7,243
Sodexo	96,245	7,151
Credit Agricole SA	1,008,049	6,230
Bouygues SA	190,640	5,954
EDF SA	245,977	5,680
Cap Gemini SA	149,236	5,456
Safran SA	171,207	5,341
Dassault Systemes SA	61,171	5,078
Casino Guichard Perrachon SA	55,649	4,959
Accor SA	149,660	4,559
Arkema SA	55,256	4,479
Groupe Eurotunnel SA	540,876	4,465
SCOR SE	174,375	4,393
STMicroelectronics NV	635,868	4,244
Bureau Veritas SA	56,881	4,174
Veolia Environnement SA	364,457	4,152
* Alcatel-Lucent	2,314,121	4,086
* Cie Generale de Geophysique - Veritas	145,518	4,073
Edenred	157,912	3,841

Eutelsat Communications SA	100,241	3,724
Suez Environnement Co.	279,261	3,578
Thales SA	100,001	3,427
Lagardere SCA	117,857	3,358
Klepierre	102,986	3,098
Natixis	966,581	2,978
Peugeot SA	153,970	2,849
AtoS	52,160	2,626
Aeroports de Paris	34,079	2,519
Societe BIC SA	27,843	2,482
Neopost SA	34,756	2,457
Wendel SA	32,116	2,394
Iliad SA	18,779	2,271
Gecina SA	23,080	2,207
CNP Assurances	152,538	2,058
ICADE	24,497	1,999
Fonciere Des Regions	28,228	1,868
Imerys SA	32,514	1,815
* JCDecaux SA	68,310	1,736
Eurazeo	32,436	1,415
Societe Television Francaise 1	120,970	1,335
Eiffage SA	41,060	1,262
		920,551
Germany (12.8%)
^ Siemens AG	831,648	78,538
BASF SE	927,871	71,576
Bayer AG	837,587	58,838
SAP AG	930,410	56,255
Allianz SE	460,057	50,716
Daimler AG	870,080	48,292
Deutsche Bank AG	939,085	40,013
E.ON AG	1,818,281	39,015
Deutsche Telekom AG	2,846,157	32,066
Bayerische Motoren Werke AG	335,264	28,771
Linde AG	172,889	27,493
Volkswagen AG Prior Pfd.	146,452	26,031
Muenchener Rueckversicherungs AG	181,508	23,670
RWE AG	508,353	19,522
Adidas AG	211,540	15,285
Fresenius Medical Care AG & Co. KGaA	210,939	15,081
Deutsche Post AG	854,295	14,246
* Deutsche Boerse AG	198,700	11,734
Fresenius SE & Co. KGaA	113,981	11,588
ThyssenKrupp AG	391,673	11,165
Henkel AG & Co. KGaA Prior Pfd.	179,326	11,080
Infineon Technologies AG	1,111,696	10,188
Porsche Automobil Holding SE Prior Pfd.	155,786	9,593
* Commerzbank AG	3,606,139	8,669
K&S AG	175,485	8,389
HeidelbergCement AG	143,319	7,071
Merck KGaA	66,070	6,904
Henkel AG & Co. KGaA	131,833	6,863
MAN SE	63,342	6,682
* Continental AG	79,714	6,392
Beiersdorf AG	102,392	6,158
GEA Group AG	176,361	5,682
Lanxess AG	83,575	5,465

	Metro AG	131,995	5,095
	Volkswagen AG	29,836	4,839
*	Kabel Deutschland Holding AG	89,522	4,677
*	QIAGEN NV	232,004	3,790
	Brenntag AG	32,751	3,433
	Hannover Rueckversicherung AG	59,506	3,170
	Deutsche Lufthansa AG	226,061	3,139
	Bayerische Motoren Werke AG Prior Pfd.	50,630	2,891
	Daimler AG (U.S. Shares)	51,918	2,882
	Hochtief AG	42,678	2,760
	Salzgitter AG	41,339	2,478
	Fraport AG Frankfurt Airport Services Worldwide	35,457	2,131
	United Internet AG	110,446	2,068
	Suedzucker AG	67,971	2,012
	Axel Springer AG	40,279	1,892
	ProSiebenSat.1 Media AG Prior Pfd.	79,037	1,862
	Celesio AG	82,190	1,587
	RWE AG Prior Pfd.	41,565	1,486
^	Wacker Chemie AG	16,075	1,478
			832,701
Greece (0.2%)
	Coca Cola Hellenic Bottling Co. SA	179,243	3,323
*	National Bank of Greece SA	916,748	3,291
	OPAP SA	210,728	2,158
	Hellenic Telecommunications Organization SA	225,635	834
*	National Bank of Greece SA ADR	87,586	320
	Hellenic Telecommunications Organization SA ADR	108,765	207
			10,133
Ireland (0.4%)
	CRH plc	720,363	14,314
*	Elan Corp. plc	498,432	6,765
	Kerry Group plc Class A	142,680	5,247
*	Ryanair Holdings plc ADR	28,837	967
	WPP plc ADR	15,387	902
*	Ryanair Holdings plc	51,347	282
^,* Irish Bank Resolution Corp. Ltd.		2,503,596	—
			28,477
Italy (3.7%)
	ENI SPA	2,430,911	53,862
	Enel SPA	6,670,086	27,320
	UniCredit SPA	4,072,858	20,314
	Intesa Sanpaolo SPA (Registered)	10,157,533	19,456
	Assicurazioni Generali SPA	1,176,146	18,383
	Saipem SPA	266,526	12,503
	Telecom Italia SPA (Registered)	9,552,178	9,734
	Tenaris SA	481,800	9,468
*	Fiat Industrial SPA	781,055	7,676
	Snam Rete Gas SPA	1,615,788	7,284
	Telecom Italia SPA (Bearer)	6,098,370	5,133
	Atlantia SPA	317,185	4,943
^	Fiat SPA	765,999	4,610
	Terna Rete Elettrica Nazionale SPA	1,204,883	4,416
	Luxottica Group SPA	116,996	3,848
	Unione di Banche Italiane SCPA	801,605	3,690
	Enel Green Power SPA	1,724,324	3,437
	Mediobanca SPA	534,201	3,146

Prysmian SPA	204,289	3,075
Banco Popolare SC	1,837,194	2,780
Pirelli & C SPA	253,817	2,352
Mediaset SPA	697,124	2,064
Banca Monte dei Paschi di Siena SPA	5,079,329	1,934
Finmeccanica SPA	412,317	1,861
Intesa Sanpaolo SPA (Bearer)	1,016,771	1,523
Exor SPA	65,746	1,520
Banca Carige SPA	653,191	1,292
Autogrill SPA	117,618	1,291
A2A SPA	1,041,733	993
		239,908
Netherlands (3.8%)
Unilever NV	1,648,810	54,948
* ING Groep NV	3,878,572	35,387
Koninklijke Philips Electronics NV	1,018,618	20,632
ASML Holding NV	436,553	18,767
Koninklijke KPN NV	1,493,333	16,387
Koninklijke Ahold NV	1,173,004	15,566
Akzo Nobel NV	235,317	12,279
Heineken NV	263,714	12,208
* Aegon NV	1,743,783	8,472
Reed Elsevier NV	699,457	8,348
Koninklijke DSM NV	155,257	7,980
Wolters Kluwer NV	306,721	5,572
Heineken Holding NV	116,802	4,727
Fugro NV	69,422	4,576
Randstad Holding NV	120,542	4,117
Koninklijke Vopak NV	69,779	3,800
SBM Offshore NV	172,604	2,933
TNT Express NV	343,744	2,887
Corio NV	60,072	2,799
Koninklijke Boskalis Westminster NV	69,839	2,712
Delta Lloyd NV	103,647	1,900
		246,997
Norway (1.4%)
Statoil ASA	1,130,803	28,470
Seadrill Ltd.	330,503	12,307
Telenor ASA	729,800	11,904
DNB ASA	993,022	10,476
Yara International ASA	190,529	7,684
Orkla ASA	786,011	6,377
* Subsea 7 SA	280,598	5,688
Norsk Hydro ASA	945,905	5,007
Gjensidige Forsikring ASA	196,003	2,266
Aker Solutions ASA	168,905	2,078
		92,257
Portugal (0.3%)
EDP - Energias de Portugal SA	1,933,952	5,646
Galp Energia SGPS SA Class B	231,630	3,740
* Jeronimo Martins SGPS SA	220,712	3,688
Portugal Telecom SGPS SA	674,545	3,353
* EDP Renovaveis SA	230,748	1,329
Cimpor Cimentos de Portugal SGPS SA	192,199	1,296
^ Banco Espirito Santo SA	742,334	1,228
		20,280

Spain (4.9%)
Telefonica SA	4,153,488	72,488
Banco Santander SA	8,561,736	66,858
Banco Bilbao Vizcaya Argentaria SA	4,639,766	40,711
Iberdrola SA	3,867,524	22,846
Repsol YPF SA	803,165	22,147
Inditex SA	220,183	19,241
Abertis Infraestructuras SA	393,742	6,646
Gas Natural SDG SA	351,457	5,760
Banco de Sabadell SA	1,472,228	5,444
Amadeus IT Holding SA	316,582	5,432
Red Electrica Corp. SA	109,371	5,037
ACS Actividades de Construccion y Servicios SA	142,563	4,405
Ferrovial SA	372,789	4,368
Banco Popular Espanol SA	987,753	4,255
* Bankia SA	858,017	3,892
CaixaBank	764,403	3,846
Enagas SA	180,352	3,616
* Distribuidora Internacional de Alimentacion SA	571,702	2,646
Mapfre SA	785,946	2,618
* International Consolidated Airlines Group SA	929,848	2,594
* Grifols SA	133,938	2,448
Acciona SA	26,718	2,148
Zardoya Otis SA	142,632	2,037
Bankinter SA	218,611	1,470
Indra Sistemas SA	104,786	1,382
^ Acerinox SA	94,452	1,342
^ Fomento de Construcciones y Contratas SA	54,668	1,286
		316,963
Sweden (4.8%)
Hennes & Mauritz AB Class B	1,030,639	33,767
Telefonaktiebolaget LM Ericsson Class B	3,051,819	28,401
Nordea Bank AB	2,661,795	22,344
Volvo AB Class B	1,399,768	18,171
Atlas Copco AB Class A	676,003	16,119
Sandvik AB	1,020,778	15,129
Svenska Handelsbanken AB Class A	492,527	14,814
TeliaSonera AB	2,177,837	14,519
Swedbank AB Class A	813,903	11,715
Svenska Cellulosa AB Class B	579,648	9,697
SKF AB	400,188	9,482
Investor AB Class B	463,917	9,409
Skandinaviska Enskilda Banken AB Class A	1,428,131	9,001
Assa Abloy AB Class B	320,010	8,708
Atlas Copco AB Class B	399,000	8,456
Millicom International Cellular SA	77,682	7,690
Swedish Match AB	217,906	7,598
Skanska AB Class B	407,022	7,126
Alfa Laval AB	343,194	7,045
Tele2 AB	321,047	6,139
Scania AB Class B	326,352	5,637
Getinge AB	203,200	5,528
* Lundin Petroleum AB	224,281	5,065
Boliden AB	272,378	4,672
Electrolux AB Class B	244,987	4,501
Hexagon AB Class B	251,010	4,344
Kinnevik Investment AB Class B	206,687	4,329

Securitas AB Class B	323,180	3,045
Ratos AB	187,477	2,367
Modern Times Group AB Class B	47,034	2,359
Husqvarna AB	432,964	2,290
SSAB AB Class A	166,114	1,747
Industrivarden AB	119,850	1,705
Holmen AB	54,261	1,574
		314,493
Switzerland (13.0%)
Nestle SA	3,335,755	191,419
Novartis AG	2,360,011	128,086
Roche Holding AG	710,456	120,532
* UBS AG	3,676,648	50,161
ABB Ltd.	2,213,773	46,201
Zurich Financial Services AG	147,050	35,390
Credit Suisse Group AG	1,154,403	30,037
Cie Financiere Richemont SA	528,258	30,024
Syngenta AG	95,887	29,118
Swiss Re AG	348,861	18,984
Transocean Ltd.	348,378	16,598
Holcim Ltd.	246,530	14,109
Swatch Group AG (Bearer)	31,174	13,189
2 Synthes Inc.	66,216	11,287
SGS SA	5,582	10,049
Swisscom AG	23,759	9,393
Julius Baer Group Ltd.	210,875	8,594
Geberit AG	39,914	8,261
Givaudan SA	8,498	7,950
Kuehne & Nagel International AG	55,277	6,964
Adecco SA	133,747	6,369
Schindler Holding AG (Bearer)	49,747	5,789
Sonova Holding AG	50,009	5,128
Actelion Ltd.	111,337	4,272
Sika AG	2,045	4,230
Lindt & Spruengli AG	113	3,867
Baloise Holding AG	47,363	3,637
Swiss Life Holding AG	31,963	3,178
Swatch Group AG (Registered)	42,548	3,134
Sulzer AG	23,550	2,958
Aryzta AG	63,093	2,917
Lonza Group AG	49,605	2,687
GAM Holding AG	208,039	2,666
Lindt & Spruengli AG	870	2,515
Schindler Holding AG (Registered)	21,284	2,477
Partners Group Holding AG	13,716	2,401
Pargesa Holding SA	25,928	1,821
Barry Callebaut AG	1,859	1,750
Straumann Holding AG	8,054	1,451
Aryzta AG	22,966	1,054
		850,647
United Kingdom (35.6%)
HSBC Holdings plc	18,035,811	150,693
BP plc	19,155,556	144,101
Vodafone Group plc	51,878,892	139,928
GlaxoSmithKline plc	5,129,512	114,101
Royal Dutch Shell plc Class B	2,712,729	99,144

British American Tobacco plc	1,999,264	92,064
Rio Tinto plc	1,413,772	85,169
Royal Dutch Shell plc Class A	2,284,996	81,255
BG Group plc	3,427,576	77,233
BHP Billiton plc	2,132,406	71,686
AstraZeneca plc	1,356,708	65,344
Standard Chartered plc	2,407,921	58,195
Diageo plc	2,531,636	56,036
Anglo American plc	1,337,544	55,513
Royal Dutch Shell plc Class A	1,374,717	48,771
Unilever plc	1,298,353	41,959
TESCO plc	8,103,821	40,864
Barclays plc	11,678,289	39,159
Imperial Tobacco Group plc	1,023,770	36,664
SABMiller plc	960,452	36,506
National Grid plc	3,593,737	35,786
Xstrata plc	2,092,980	35,626
Reckitt Benckiser Group plc	626,957	33,400
Prudential plc	2,577,683	28,512
BT Group plc	7,871,488	25,324
Centrica plc	5,233,407	24,232
Rolls-Royce Holdings plc	1,888,711	21,932
* Lloyds Banking Group plc	41,689,701	20,161
Tullow Oil plc	914,748	20,093
Shire plc	568,365	18,868
SSE plc	944,608	18,225
Compass Group plc	1,912,356	17,774
BAE Systems plc	3,383,183	16,441
Aviva plc	2,882,531	15,897
Pearson plc	822,250	15,225
WPP plc	1,210,067	14,246
Experian plc	1,010,234	13,706
ARM Holdings plc	1,352,578	13,018
Old Mutual plc	5,572,715	12,847
British Sky Broadcasting Group plc	1,148,271	12,504
Legal & General Group plc	5,998,388	10,916
Randgold Resources Ltd.	93,363	10,631
Reed Elsevier plc	1,242,102	10,292
WM Morrison Supermarkets plc	2,234,946	10,083
Wolseley plc	290,149	10,064
Kingfisher plc	2,407,290	9,720
Burberry Group plc	447,216	9,478
Aggreko plc	269,770	8,924
Smith & Nephew plc	911,885	8,837
Land Securities Group plc	787,650	8,379
Marks & Spencer Group plc	1,615,800	8,335
Antofagasta plc	403,214	8,253
International Power plc	1,545,908	8,183
Standard Life plc	2,368,012	8,142
* Royal Bank of Scotland Group plc	18,059,194	7,577
Next plc	176,210	7,282
Johnson Matthey plc	219,022	7,097
British Land Co. plc	858,744	6,624
Weir Group plc	214,054	6,613
United Utilities Group plc	695,154	6,601
Associated British Foods plc	362,378	6,591
* Cairn Energy plc	1,423,582	6,344

Sage Group plc	1,348,511	6,239
Resolution Ltd.	1,441,364	6,210
G4S plc	1,442,072	6,132
Capita plc	627,257	6,086
Petrofac Ltd.	264,404	6,081
Smiths Group plc	399,278	6,052
Intercontinental Hotels Group plc	291,909	5,953
RSA Insurance Group plc	3,560,696	5,952
Severn Trent plc	239,843	5,770
J Sainsbury plc	1,244,139	5,663
Carnival plc	187,146	5,598
^ Glencore International plc	840,160	5,462
AMEC plc	337,713	5,358
Intertek Group plc	159,944	5,331
Rexam plc	891,122	5,262
GKN plc	1,551,142	5,137
Fresnillo plc	179,637	4,923
Tate & Lyle plc	465,947	4,867
Whitbread plc	179,801	4,665
Bunzl plc	332,951	4,523
Meggitt plc	769,908	4,411
ITV plc	3,637,445	4,304
Hammerson plc	712,035	4,239
Babcock International Group plc	355,147	4,089
Serco Group plc	493,643	3,957
Kazakhmys plc	214,746	3,861
Man Group plc	1,904,227	3,481
Cobham plc	1,129,766	3,265
Investec plc	534,092	3,167
Balfour Beatty plc	716,175	3,098
Admiral Group plc	201,993	3,001
ICAP plc	554,614	2,939
Eurasian Natural Resources Corp. plc	267,238	2,916
Inmarsat plc	453,483	2,865
Capital Shopping Centres Group plc	553,814	2,825
3i Group plc	966,630	2,817
Lonmin plc	168,183	2,745
Invensys plc	849,906	2,714
Schroders plc	111,614	2,553
Segro plc	728,553	2,527
Vedanta Resources plc	117,812	2,227
London Stock Exchange Group plc	151,137	2,076
TUI Travel plc	502,879	1,519
* Essar Energy plc	329,618	673
BP plc ADR	14,336	658
		2,317,359
Total Common Stocks (Cost $9,614,860)		6,503,077

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.7%)
[3,4] Vanguard Market Liquidity Fund	0.096%		114,193,965	114,194

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.030%	3/21/12	1,000	1,000
[6,7] Freddie Mac Discount Notes	0.040%	2/17/12	2,000	2,000
United States Treasury Note/Bond	1.000%	4/30/12	1,000	1,002
				4,002
Total Temporary Cash Investments (Cost $118,196)				118,196
Total Investments (101.6%) (Cost $9,733,056)				6,621,273
Other Assets and Liabilities-Net (-1.6%)[4]				(103,829)
Net Assets (100%)				6,517,444

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $85,659,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of this security represented 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $90,166,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,700,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields,

European Stock Index Fund

maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,937	6,497,140	—
Temporary Cash Investments	114,194	4,002	—
Futures Contracts—Assets[1]	121	—	—
Forward Currency Contracts—Assets	—	124	—
Forward Currency Contracts—Liabilities	—	(145)	—
Total	120,252	6,501,121	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between

European Stock Index Fund

the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50	March 2012	456	14,446	797
FTSE 100 Index	March 2012	135	12,025	389

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	3/21/12	EUR	10,426 USD	13,651	(145)
UBS AG	3/21/12	GBP	7,374 USD	11,631	124

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

E. At January 31, 2012, the cost of investment securities for tax purposes was $9,734,609,000. Net unrealized depreciation of investment securities for tax purposes was $3,113,336,000, consisting of unrealized gains of $370,894,000 on securities that had risen in value since their purchase and $3,484,230,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Brazil (15.4%)
Petroleo Brasileiro SA ADR Type A	23,354,900	652,302
Vale SA Class B Pfd. ADR	25,149,902	608,879
Itau Unibanco Holding SA ADR	29,133,657	581,508
Petroleo Brasileiro SA ADR	16,947,204	517,737
Vale SA Class B ADR	16,271,035	411,657
Banco Bradesco SA ADR	22,889,052	409,256
Petroleo Brasileiro SA Prior Pfd.	27,963,628	393,239
Cia de Bebidas das Americas ADR	9,197,009	334,679
Petroleo Brasileiro SA	19,207,388	295,828
Vale SA Prior Pfd.	10,542,777	257,596
Itausa - Investimentos Itau SA Prior Pfd.	38,979,209	255,221
Itau Unibanco Holding SA Prior Pfd.	11,216,300	225,456
* OGX Petroleo e Gas Participacoes SA	21,920,128	207,634
BM&FBovespa SA	32,889,021	206,874
Banco Bradesco SA Prior Pfd.	11,420,572	205,246
Vale SA	7,134,838	182,536
Cia de Bebidas das Americas Prior Pfd.	4,298,534	157,456
Banco do Brasil SA	9,663,593	150,385
BRF - Brasil Foods SA	6,318,280	125,122
Cielo SA	4,149,490	123,616
BRF - Brasil Foods SA ADR	5,604,918	112,267
Ultrapar Participacoes SA	5,439,293	110,050
CCR SA	14,870,908	103,497
Redecard SA	5,656,556	101,981
Cia Siderurgica Nacional SA ADR	9,584,646	98,434
Cia Energetica de Minas Gerais ADR	4,806,572	97,285
Banco Santander Brasil SA ADR	10,013,534	91,323
Gerdau SA ADR	9,209,479	87,490
Souza Cruz SA	6,298,385	81,974
Telefonica Brasil SA Prior Pfd.	2,893,535	80,569
^ Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,840,066	78,405
PDG Realty SA Empreendimentos e Participacoes	18,815,724	76,245
Bradespar SA Prior Pfd.	3,738,601	75,256
BR Malls Participacoes SA	6,715,205	73,294
Telefonica Brasil SA ADR	2,545,412	70,864
Lojas Renner SA	2,036,011	68,753
Natura Cosmeticos SA	2,814,665	60,282
Gerdau SA Prior Pfd.	6,168,600	58,784
Embraer SA ADR	1,982,946	54,372
Metalurgica Gerdau SA Prior Pfd. Class A	4,505,148	54,148
Cia de Saneamento Basico do Estado de Sao Paulo ADR	788,457	51,952
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	7,543,314	50,600
Lojas Americanas SA Prior Pfd.	5,162,466	49,905
CETIP SA - Balcao Organizado de Ativos e Derivativos	3,127,638	48,243
Cia Hering	2,000,533	48,090
Cia Energetica de Sao Paulo Prior Pfd.	2,556,671	47,996
* JBS SA	12,553,150	45,910
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,942,259	45,768
Cia Energetica de Minas Gerais Prior Pfd.	2,183,195	44,196

Tim Participacoes SA	7,792,418	43,262
All America Latina Logistica SA	7,273,227	41,836
Centrais Eletricas Brasileiras SA Prior Pfd.	2,761,719	40,465
Centrais Eletricas Brasileiras SA	3,862,161	39,678
Cia Siderurgica Nacional SA	3,640,220	38,023
Cia Paranaense de Energia ADR	1,640,157	37,543
Tractebel Energia SA	2,154,687	37,416
MRV Engenharia e Participacoes SA	4,826,851	37,157
Diagnosticos da America SA	3,774,500	36,293
* Tim Participacoes SA ADR	1,247,788	35,999
Klabin SA Prior Pfd.	7,437,761	34,481
Banco do Estado do Rio Grande do Sul Prior Pfd.	2,862,122	32,959
Cosan SA Industria e Comercio	2,015,750	32,615
CPFL Energia SA	2,175,180	32,120
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	1,542,023	31,958
EDP - Energias do Brasil SA	1,308,905	30,490
Totvs SA	1,755,200	30,178
Localiza Rent a Car SA	1,768,859	29,046
Hypermarcas SA	4,495,448	27,325
Usinas Siderurgicas de Minas Gerais SA	2,811,466	27,259
Anhanguera Educacional Participacoes SA	1,963,528	26,410
Tele Norte Leste ADR	2,741,346	25,741
Raia Drogasil SA	3,044,500	25,266
Multiplan Empreendimentos Imobiliarios SA	1,069,619	24,488
Fibria Celulose SA	2,986,516	24,358
Odontoprev SA	1,422,941	23,781
AES Tiete SA Prior Pfd.	1,615,020	23,118
Duratex SA	3,917,314	21,950
Porto Seguro SA	1,809,104	21,506
* HRT Participacoes em Petroleo SA	79,773	20,911
CPFL Energia SA ADR	668,421	19,819
Amil Participacoes SA	1,974,800	19,768
^ Centrais Eletricas Brasileiras SA ADR	1,331,377	19,491
* MMX Mineracao e Metalicos SA	4,092,100	19,229
Light SA	1,194,900	18,766
EcoRodovias Infraestrutura e Logistica SA	2,648,697	18,646
TAM SA Prior Pfd.	821,408	17,573
Sul America SA	1,735,500	17,482
Cia de Saneamento Basico do Estado de Sao Paulo	513,582	17,149
Banco Santander Brasil SA	1,818,690	16,863
Tele Norte Leste Prior Pfd.	1,729,323	16,628
Braskem SA Prior Pfd.	1,783,624	15,966
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	503,400	15,921
Brasil Telecom SA Prior Pfd.	2,485,268	15,860
Embraer SA	2,239,149	15,456
Telemar Norte Leste SA Prior Pfd.	595,550	15,339
Rossi Residencial SA	2,741,919	14,814
Brasil Telecom SA ADR	772,122	14,485
Brookfield Incorporacoes SA	3,962,447	13,925
^ TAM SA ADR	585,840	12,689
^ Braskem SA ADR	682,030	12,290
Suzano Papel e Celulose SA Prior Pfd.	2,704,409	11,454
Tele Norte Leste	888,281	10,122
Gol Linhas Aereas Inteligentes SA ADR	1,202,351	8,296
Gol Linhas Aereas Inteligentes SA Prior Pfd.	1,134,100	7,802
Centrais Eletricas Brasileiras SA ADR	623,224	6,363
Cia Paranaense de Energia Prior Pfd.	264,639	6,142

Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	84,945	3,549
Fibria Celulose SA ADR	429,806	3,434
		9,709,113
Chile (1.7%)
Empresas COPEC SA	7,916,406	118,342
Cencosud SA	15,974,121	90,834
Sociedad Quimica y Minera de Chile SA ADR	1,357,915	79,764
Empresas CMPC SA	19,326,046	76,939
Empresa Nacional de Electricidad SA ADR	1,377,467	64,589
Banco Santander Chile ADR	791,839	64,535
Lan Airlines SA	2,388,728	59,675
Enersis SA ADR	3,118,908	57,107
SACI Falabella	6,441,100	55,090
CAP SA	1,291,286	54,089
Banco de Chile	292,362,618	43,932
ENTEL Chile SA	1,878,717	34,190
Banco de Credito e Inversiones	516,582	32,986
Colbun SA	124,179,989	32,525
Enersis SA	78,498,873	28,431
Empresa Nacional de Electricidad SA	17,474,993	26,970
Banco Santander Chile	333,575,716	26,240
E.CL SA	8,863,089	25,551
Cia Cervecerias Unidas SA	1,993,796	24,974
Corpbanca	1,676,457,983	24,779
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	396,954	23,259
AES Gener SA	38,999,849	22,561
Vina Concha y Toro SA	8,220,981	17,557
		1,084,919
China (17.8%)
China Mobile Ltd.	105,691,667	1,080,148
China Construction Bank Corp.	1,054,851,857	841,944
Industrial & Commercial Bank of China	1,064,246,003	743,269
CNOOC Ltd.	313,892,352	639,462
PetroChina Co. Ltd.	371,365,679	540,855
Bank of China Ltd.	1,170,884,277	501,905
Tencent Holdings Ltd.	17,787,572	434,340
China Life Insurance Co. Ltd.	130,959,470	384,411
China Petroleum & Chemical Corp.	295,061,540	356,022
China Shenhua Energy Co. Ltd.	59,912,825	263,124
Ping An Insurance Group Co.	30,171,988	238,611
China Unicom Hong Kong Ltd.	103,979,048	191,376
Agricultural Bank of China Ltd.	321,817,825	158,507
China Merchants Bank Co. Ltd.	68,826,502	151,391
China Telecom Corp. Ltd.	245,031,683	137,467
^ China Overseas Land & Investment Ltd.	71,781,076	133,178
Belle International Holdings Ltd.	81,999,500	132,969
Hengan International Group Co. Ltd.	13,014,000	116,124
Bank of Communications Co. Ltd.	127,866,345	102,222
^ Tingyi Cayman Islands Holding Corp.	34,664,634	101,125
China Pacific Insurance Group Co. Ltd.	30,151,794	100,135
Want Want China Holdings Ltd.	105,641,285	97,877
China Coal Energy Co. Ltd.	72,434,000	90,734
Dongfeng Motor Group Co. Ltd.	47,936,044	89,574
Lenovo Group Ltd.	108,403,309	86,714
Yanzhou Coal Mining Co. Ltd.	35,126,720	83,817
China Citic Bank Corp. Ltd.	129,402,919	82,382

	China Resources Enterprise Ltd.	21,519,460	74,149
^	Anhui Conch Cement Co. Ltd.	21,964,152	73,999
	China Communications Construction Co. Ltd.	78,137,704	72,618
	China Merchants Holdings International Co. Ltd.	19,947,510	66,248
	Jiangxi Copper Co. Ltd.	24,887,598	63,136
^	China Resources Land Ltd.	35,514,000	62,572
	PICC Property & Casualty Co. Ltd.	47,084,306	61,837
	Kunlun Energy Co. Ltd.	39,156,330	61,661
^	China National Building Material Co. Ltd.	50,250,360	60,553
^	China Minsheng Banking Corp. Ltd.	64,598,600	59,622
	China Mengniu Dairy Co. Ltd.	21,605,356	57,808
	China Resources Power Holdings Co. Ltd.	29,124,548	56,843
	Beijing Enterprises Holdings Ltd.	9,092,000	52,672
	Inner Mongolia Yitai Coal Co. Class B	9,910,455	50,403
^	Zijin Mining Group Co. Ltd.	104,700,180	45,978
	China Oilfield Services Ltd.	26,906,000	43,862
^	Evergrande Real Estate Group Ltd.	90,709,885	42,864
	Citic Pacific Ltd.	22,325,874	42,705
*,^ Brilliance China Automotive Holdings Ltd.		39,032,000	41,723
	Guangzhou Automobile Group Co. Ltd.	38,439,084	41,694
^	GOME Electrical Appliances Holding Ltd.	174,234,805	41,316
^	GCL-Poly Energy Holdings Ltd.	119,556,000	41,027
^	China Yurun Food Group Ltd.	24,165,149	39,960
	COSCO Pacific Ltd.	28,424,988	39,515
*,^ Sun Art Retail Group Ltd.		32,409,738	39,419
	ENN Energy Holdings Ltd.	12,922,000	39,257
^	Weichai Power Co. Ltd.	7,074,600	37,889
	Kingboard Chemical Holdings Ltd.	10,463,126	36,023
	Huaneng Power International Inc.	56,769,978	34,398
^	Aluminum Corp. of China Ltd.	69,021,720	33,618
^	Sinopharm Group Co. Ltd.	14,100,800	33,433
^	Country Garden Holdings Co. Ltd.	75,114,821	32,240
^	Sino-Ocean Land Holdings Ltd.	60,857,802	31,224
^	Great Wall Motor Co. Ltd.	17,829,500	30,570
	Parkson Retail Group Ltd.	25,403,279	30,401
	Air China Ltd.	37,484,548	29,847
	Shanghai Industrial Holdings Ltd.	9,298,045	29,638
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	22,087,979	29,632
^	Longfor Properties Co. Ltd.	22,279,780	29,260
	Zhaojin Mining Industry Co. Ltd.	16,071,000	28,845
*,^ Byd Co. Ltd.		9,100,755	28,456
	China Longyuan Power Group Corp.	37,300,000	28,332
^	Shimao Property Holdings Ltd.	27,310,257	28,091
^	ZTE Corp.	10,237,928	27,807
^	Golden Eagle Retail Group Ltd.	12,028,000	27,545
^	Agile Property Holdings Ltd.	24,507,245	27,238
^	Tsingtao Brewery Co. Ltd.	4,954,000	26,764
	Guangdong Investment Ltd.	45,983,680	26,615
	China Gas Holdings Ltd.	56,238,000	26,159
^	China COSCO Holdings Co. Ltd.	43,989,500	24,978
	Shandong Weigao Group Medical Polymer Co. Ltd.	26,906,200	24,788
*,^ Alibaba.com Ltd.		22,874,632	24,590
	China Everbright Ltd.	15,012,010	24,514
	China Railway Group Ltd.	68,414,608	24,399
^	China Resources Cement Holdings Ltd.	33,836,686	24,361
*	China Taiping Insurance Holdings Co. Ltd.	13,108,207	24,201
	China Vanke Co. Ltd. Class B	21,955,906	24,006

	Soho China Ltd.	35,811,606	23,489
	China BlueChemical Ltd.	30,793,405	23,365
	Shanghai Electric Group Co. Ltd.	50,276,482	23,084
	China Agri-Industries Holdings Ltd.	28,230,586	22,887
^	CSR Corp. Ltd.	34,518,877	22,706
	Jiangsu Expressway Co. Ltd.	21,934,139	21,816
^	Intime Department Store Group Co. Ltd.	17,852,000	21,647
^	Huabao International Holdings Ltd.	31,766,838	21,606
^	Renhe Commercial Holdings Co. Ltd.	182,261,454	21,596
	China Railway Construction Corp. Ltd.	33,291,265	21,587
*,^ Chongqing Rural Commercial Bank		38,013,461	21,497
	China Shanshui Cement Group Ltd.	29,043,000	21,272
	Shougang Fushan Resources Group Ltd.	51,991,984	20,875
^	Geely Automobile Holdings Ltd.	69,543,000	20,527
	Daphne International Holdings Ltd.	14,982,000	19,317
^	Zhongsheng Group Holdings Ltd.	9,605,500	19,181
^	China State Construction International Holdings Ltd.	24,110,000	19,089
*	Semiconductor Manufacturing International Corp.	358,810,000	18,910
	Zhejiang Expressway Co. Ltd.	26,804,704	18,781
^	China Communications Services Corp. Ltd.	41,949,973	18,682
^	Nine Dragons Paper Holdings Ltd.	27,425,000	18,456
	Wumart Stores Inc.	8,897,000	18,372
^	Poly Hong Kong Investments Ltd.	36,664,000	18,211
*	Far East Horizon Ltd.	18,937,658	18,155
^	Yingde Gases	15,182,000	17,460
	Dah Chong Hong Holdings Ltd.	13,764,000	17,445
	Beijing Capital International Airport Co. Ltd.	33,395,654	17,314
^	Shui On Land Ltd.	49,315,237	17,142
^	Zhuzhou CSR Times Electric Co. Ltd.	7,658,000	16,872
^	Dongfang Electric Corp. Ltd.	5,713,830	16,869
^	Datang International Power Generation Co. Ltd.	49,480,568	16,506
	China Shipping Development Co. Ltd.	23,336,275	16,201
^	Fosun International Ltd.	26,511,737	16,138
^	Anta Sports Products Ltd.	16,008,000	16,076
^	Guangzhou R&F Properties Co. Ltd.	16,208,400	15,853
*,^ China Southern Airlines Co. Ltd.		30,530,000	15,707
*,^ China ZhengTong Auto Services Holdings Ltd.		14,788,352	15,446
^	Skyworth Digital Holdings Ltd.	34,998,610	15,012
	Franshion Properties China Ltd.	60,518,094	14,726
^	China Resources Gas Group Ltd.	10,008,000	14,413
	Yuexiu Property Co. Ltd.	84,136,000	14,403
^	BBMG Corp.	18,903,000	14,368
^	Angang Steel Co. Ltd.	19,752,374	14,176
^	Hengdeli Holdings Ltd.	36,312,000	13,949
	AviChina Industry & Technology Co. Ltd.	29,988,000	13,897
*	Haier Electronics Group Co. Ltd.	13,466,000	13,847
	Sinopec Shanghai Petrochemical Co. Ltd.	39,069,192	13,841
*	Shanghai Pharmaceuticals Holding Co. Ltd.	8,230,400	13,619
^	Sany Heavy Equipment International Holdings Co. Ltd.	15,420,000	13,513
*,^ China Shipping Container Lines Co. Ltd.		59,884,618	13,251
^	Dongyue Group	15,757,000	13,137
^	Lonking Holdings Ltd.	31,807,000	13,058
	China International Marine Containers Group Co. Ltd. Class B	10,546,598	12,821
*	Minmetals Resources Ltd.	26,124,000	12,319
	Lee & Man Paper Manufacturing Ltd.	27,584,000	11,255
^	Metallurgical Corp. of China Ltd.	47,998,000	11,183
	Bosideng International Holdings Ltd.	38,402,000	11,033

^ Sihuan Pharmaceutical Holdings Group Ltd.	29,983,229	10,848
^ China Zhongwang Holdings Ltd.	26,655,732	10,820
^ China Rongsheng Heavy Industries Group Holdings Ltd.	32,836,641	10,272
^ China Molybdenum Co. Ltd.	20,570,000	10,198
Sinofert Holdings Ltd.	34,699,917	9,985
CSG Holding Co. Ltd. Class B	12,436,803	9,575
^ China Dongxiang Group Co.	50,895,788	8,462
		11,191,104
Colombia (0.7%)
BanColombia SA ADR	5,604,577	347,540
Ecopetrol SA ADR	719,851	36,763
Ecopetrol SA	12,867,353	32,698
Grupo de Inversiones Suramericana SA	476,534	8,024
Almacenes Exito SA	556,242	7,559
Corp Financiera Colombiana SA	299,717	5,709
Grupo Aval Acciones y Valores Prior Pfd.	8,301,284	5,618
Cementos Argos SA	909,298	5,475
Inversiones Argos SA	504,109	4,667
Interconexion Electrica SA ESP	567,759	3,519
		457,572
Czech Republic (0.3%)
CEZ AS	2,897,308	117,218
Komercni Banka AS	287,037	54,999
Telefonica Czech Republic AS	2,064,099	41,160
		213,377
Egypt (0.2%)
Orascom Construction Industries GDR	1,707,430	70,860
Orascom Telecom Holding SAE GDR	10,493,676	32,149
* Orascom Telecom Media And Technology Holding SAE GDR	10,239,924	9,257
Commercial International Bank Egypt SAE	1,681,514	6,588
Telecom Egypt Co.	1,443,930	3,587
* Talaat Moustafa Group	4,208,215	2,779
Egyptian Kuwaiti Holding Co. SAE	2,456,711	2,751
* Egyptian Financial Group-Hermes Holding	1,335,097	2,633
National Societe Generale Bank SAE	439,999	2,056
Egyptian Co. for Mobile Services	95,739	1,662
		134,322
Hong Kong (0.0%)
* Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	696,212	33

Hungary (0.3%)
^ OTP Bank plc	4,325,857	77,601
* MOL Hungarian Oil and Gas plc	770,838	64,578
Richter Gedeon Nyrt	246,410	40,540
Magyar Telekom Telecommunications plc	8,540,701	20,330
		203,049
India (6.7%)
Infosys Ltd.	7,528,775	414,156
Reliance Industries Ltd.	22,905,580	377,643
Housing Development Finance Corp.	18,961,005	267,234
Tata Consultancy Services Ltd.	8,215,137	187,652
HDFC Bank Ltd. ADR	5,589,531	173,443
ITC Ltd.	39,432,888	162,457
Tata Motors Ltd.	26,360,029	129,487
ICICI Bank Ltd.	6,900,429	125,372

Hindustan Unilever Ltd.	15,469,283	118,460
HDFC Bank Ltd.	9,828,415	97,270
Larsen & Toubro Ltd.	3,640,655	96,303
State Bank of India	2,114,882	87,950
Axis Bank Ltd.	3,948,764	85,649
Oil & Natural Gas Corp. Ltd.	13,378,286	74,595
Mahindra & Mahindra Ltd.	5,343,504	72,664
Bharti Airtel Ltd.	9,750,985	71,996
Jindal Steel & Power Ltd.	6,520,354	71,233
Sun Pharmaceutical Industries Ltd.	5,427,634	60,113
Coal India Ltd.	8,649,941	57,159
Hindalco Industries Ltd.	19,310,751	57,038
Sterlite Industries India Ltd.	23,594,782	54,661
Wipro Ltd. ADR	4,836,710	52,623
Bharat Heavy Electricals Ltd.	10,242,578	51,813
GAIL India Ltd.	6,683,414	50,373
Bajaj Auto Ltd.	1,523,389	49,276
Dr Reddy's Laboratories Ltd. ADR	1,431,996	48,903
Tata Steel Ltd.	5,347,586	48,633
Kotak Mahindra Bank Ltd.	4,800,703	48,296
Infrastructure Development Finance Co. Ltd.	16,715,423	44,865
Cipla Ltd.	5,796,730	41,016
Power Grid Corp. of India Ltd.	19,020,523	39,989
Tata Power Co. Ltd.	17,041,667	35,742
NTPC Ltd.	10,178,951	35,399
Ambuja Cements Ltd.	10,761,718	34,972
Adani Enterprises Ltd.	3,805,441	31,959
Wipro Ltd.	3,757,640	31,416
DLF Ltd.	7,199,919	31,339
Maruti Suzuki India Ltd.	1,257,538	30,147
Asian Paints Ltd.	480,607	29,107
Ultratech Cement Ltd.	1,175,964	28,860
Sesa Goa Ltd.	6,157,662	27,061
Hero Motocorp Ltd.	718,738	27,044
Shriram Transport Finance Co. Ltd.	2,096,066	24,646
LIC Housing Finance Ltd.	4,786,097	24,251
Jaiprakash Associates Ltd.	17,029,022	23,973
Lupin Ltd.	2,475,807	23,749
ACC Ltd.	917,628	22,119
* Idea Cellular Ltd.	11,061,994	21,297
JSW Steel Ltd.	1,503,742	21,234
Reliance Infrastructure Ltd.	1,943,463	21,004
Ranbaxy Laboratories Ltd.	2,298,899	20,855
United Spirits Ltd.	1,509,273	20,344
Zee Entertainment Enterprises Ltd.	7,823,718	20,216
* Reliance Power Ltd.	9,603,697	19,597
Adani Ports and Special Economic Zone	6,588,511	19,442
Rural Electrification Corp. Ltd.	4,991,379	19,168
Reliance Communications Ltd.	9,225,045	18,456
Bharat Petroleum Corp. Ltd.	1,530,638	17,706
Siemens Ltd.	1,114,342	16,456
Power Finance Corp. Ltd.	4,419,288	15,154
* Satyam Computer Services Ltd.	9,924,642	14,700
Titan Industries Ltd.	3,580,672	14,668
Canara Bank	1,516,665	14,390
* Unitech Ltd.	25,426,625	13,373
Dr Reddy's Laboratories Ltd.	375,561	12,826

Reliance Capital Ltd.	1,759,577	12,770
Dabur India Ltd.	6,708,298	12,757
Bank of India	1,798,618	12,514
HCL Technologies Ltd.	1,384,871	12,220
ICICI Bank Ltd. ADR	330,217	11,957
United Phosphorus Ltd.	3,717,226	11,079
Aditya Birla Nuvo Ltd.	647,927	10,705
* GMR Infrastructure Ltd.	15,581,397	9,199
Piramal Healthcare Ltd.	1,041,658	8,619
IndusInd Bank Ltd.	1,328,555	7,826
* Suzlon Energy Ltd.	11,947,627	6,740
State Bank of India GDR	43,236	3,608
		4,220,986
Indonesia (2.9%)
Astra International Tbk PT	36,179,590	316,801
Bank Central Asia Tbk PT	219,752,224	195,144
Bank Rakyat Indonesia Persero Tbk PT	196,090,100	148,950
Telekomunikasi Indonesia Tbk PT	179,803,479	137,075
Bank Mandiri Tbk PT	165,115,980	122,761
United Tractors Tbk PT	30,188,901	95,017
Bumi Resources Tbk PT	287,838,052	81,361
Perusahaan Gas Negara PT	203,254,980	76,118
Semen Gresik Persero Tbk PT	55,749,820	69,987
Unilever Indonesia Tbk PT	28,976,230	63,020
Gudang Garam Tbk PT	9,505,500	60,149
Adaro Energy Tbk PT	264,558,750	53,702
Indocement Tunggal Prakarsa Tbk PT	28,139,103	52,944
Bank Negara Indonesia Persero Tbk PT	121,227,814	48,669
Indofood Sukses Makmur Tbk PT	83,159,796	44,356
Tambang Batubara Bukit Asam Tbk PT	15,993,857	35,761
Charoen Pokphand Indonesia Tbk PT	120,027,425	33,297
Kalbe Farma Tbk PT	73,199,438	28,660
Bank Danamon Indonesia Tbk PT	52,907,724	26,575
Indo Tambangraya Megah TBK PT	6,426,300	26,176
Indosat Tbk PT	28,922,273	17,502
Vale Indonesia Tbk	39,377,150	17,483
Astra Agro Lestari Tbk PT	6,159,180	14,091
XL Axiata Tbk PT	26,620,224	13,227
Aneka Tambang Tbk PT	57,023,659	11,902
		1,790,728
Malaysia (3.3%)
CIMB Group Holdings Bhd.	84,002,948	190,726
Malayan Banking Bhd.	58,366,108	157,415
Sime Darby Bhd.	47,229,113	141,807
Genting Bhd.	35,607,390	129,990
IOI Corp. Bhd.	56,071,878	99,409
Tenaga Nasional Bhd.	47,385,607	93,337
Petronas Chemicals Group Bhd.	40,438,155	88,527
Public Bank Bhd. (Foreign)	18,605,447	83,102
Maxis Bhd.	39,049,950	73,260
Kuala Lumpur Kepong Bhd.	8,453,292	71,358
DiGi.Com Bhd.	54,142,250	70,426
Genting Malaysia Bhd.	51,735,290	68,605
Axiata Group Bhd.	44,449,994	68,209
Petronas Gas Bhd.	11,878,876	61,166
AMMB Holdings Bhd.	29,105,958	55,971

PPB Group Bhd.	8,171,908	45,462
IJM Corp. Bhd.	21,145,450	39,852
MISC Bhd.	19,281,390	37,522
Gamuda Bhd.	28,906,916	35,110
Hong Leong Bank Bhd.	9,393,905	35,027
British American Tobacco Malaysia Bhd.	2,061,845	33,465
Telekom Malaysia Bhd.	19,086,840	30,116
YTL Corp. Bhd.	56,998,940	28,069
AirAsia Bhd.	21,980,848	25,612
SP Setia Bhd.	19,279,078	25,050
Petronas Dagangan Bhd.	4,063,900	24,019
YTL Power International Bhd.	38,528,227	23,420
UMW Holdings Bhd.	9,956,520	22,599
RHB Capital Bhd.	9,049,435	21,170
Alliance Financial Group Bhd.	15,293,417	19,923
Berjaya Sports Toto Bhd.	13,759,296	19,803
* Bumi Armada Bhd.	14,707,256	19,088
* UEM Land Holdings Bhd.	21,713,500	16,521
Parkson Holdings Bhd.	8,792,323	16,305
Lafarge Malayan Cement Bhd.	6,833,920	14,981
Bursa Malaysia Bhd.	6,157,114	14,142
Malaysia Marine and Heavy Engineering Holdings Bhd.	7,922,135	13,939
Malaysia Airports Holdings Bhd.	7,103,400	13,310
Hong Leong Financial Group Bhd.	3,335,500	13,007
Berjaya Corp. Bhd.	40,325,200	12,574
MMC Corp. Bhd.	12,826,700	11,795
Genting Plantations Bhd.	3,598,400	11,111
		2,076,300
Mexico (4.5%)
America Movil SAB de CV	700,820,496	814,051
Wal-Mart de Mexico SAB de CV	108,580,592	335,469
Fomento Economico Mexicano SAB de CV	34,013,708	238,334
Grupo Mexico SAB de CV Class B	66,761,061	212,615
Grupo Televisa SAB	41,841,202	165,097
* Cemex SAB de CV	176,817,658	119,786
Industrias Penoles SAB de CV	2,411,676	115,382
Grupo Financiero Banorte SAB de CV	28,682,390	114,297
Grupo Elektra SA de CV	1,280,400	112,071
Grupo Financiero Inbursa SA	35,764,860	73,593
Grupo Modelo SAB de CV	11,311,687	70,114
Alfa SAB de CV Class A	5,259,531	69,063
Grupo Bimbo SAB de CV Class A	29,248,852	65,077
Kimberly-Clark de Mexico SAB de CV Class A	9,377,104	53,195
* Minera Frisco SAB de CV	11,085,410	50,060
Coca-Cola Femsa SAB de CV	4,910,645	48,108
Mexichem SAB de CV	13,278,045	45,914
Grupo Carso SAB de CV	11,205,066	33,484
Grupo Aeroportuario del Pacifico SAB de CV Class B	8,300,607	31,109
El Puerto de Liverpool SAB de CV	3,305,365	25,123
Arca Continental SAB de CV	5,391,431	24,959
Compartamos SAB de CV	15,859,100	18,580
* Urbi Desarrollos Urbanos SAB de CV	10,165,093	14,482
Grupo Aeroportuario del Pacifico SAB de CV ADR	37,027	1,387
		2,851,350
Morocco (0.0%)
Maroc Telecom SA	407,304	6,696

	Attijariwafa Bank	88,455	3,761
	Douja Promotion Groupe Addoha SA	399,586	3,380
			13,837
Peru (0.7%)
	Cia de Minas Buenaventura SA ADR	2,933,426	125,844
	Southern Copper Corp.	2,990,232	103,731
	Credicorp Ltd. (New York Shares)	848,835	96,479
	Credicorp Ltd.	352,483	39,735
	Volcan Cia Minera SAA Class B	26,597,449	34,619
	Cia de Minas Buenaventura SA	461,011	19,888
	Southern Copper Corp.	85,251	2,972
			423,268
Philippines (0.8%)
	SM Investments Corp.	3,547,716	51,354
	Philippine Long Distance Telephone Co.	788,605	50,384
	Ayala Land Inc.	102,051,150	41,977
	SM Prime Holdings Inc.	109,005,638	41,659
	Manila Electric Co.	5,197,347	33,896
	Aboitiz Equity Ventures Inc.	31,014,190	30,216
	Ayala Corp.	3,635,299	29,739
	San Miguel Corp.	7,926,446	21,683
	Aboitiz Power Corp.	28,780,326	20,255
	BDO Unibank Inc.	14,277,091	19,920
	Bank of the Philippine Islands	13,892,766	19,596
	Alliance Global Group Inc.	69,458,798	17,792
	Universal Robina Corp.	13,804,300	17,268
	International Container Terminal Services Inc.	12,989,900	16,955
	Globe Telecom Inc.	566,823	15,381
	Energy Development Corp.	117,332,853	15,309
	Jollibee Foods Corp.	6,476,619	14,760
	Metropolitan Bank & Trust	7,069,205	12,490
			470,634
Poland (1.4%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	11,239,091	121,385
^	KGHM Polska Miedz SA	2,510,957	109,090
	Powszechny Zaklad Ubezpieczen SA	1,004,866	104,227
^	Bank Pekao SA	2,121,241	103,653
	PGE SA	12,102,350	76,966
	Telekomunikacja Polska SA	13,360,795	71,668
*	Polski Koncern Naftowy Orlen SA	5,880,161	67,020
	Polskie Gornictwo Naftowe i Gazownictwo SA	32,776,973	39,587
	Tauron Polska Energia SA	20,184,845	33,880
*,^ BRE Bank SA		282,557	25,816
*	Jastrzebska Spolka Weglowa SA	721,808	23,770
^	Asseco Poland SA	1,281,325	18,632
*	Kernel Holding SA	818,339	17,410
^	Synthos SA	9,619,674	15,447
*,^ Cyfrowy Polsat SA		3,379,095	13,826
*,^ Globe Trade Centre SA		3,677,487	12,086
	Bank Handlowy w Warszawie SA	511,020	11,857
^	TVN SA	3,280,776	11,477
	Enea SA	1,827,817	10,218
*,^ Grupa Lotos SA		1,068,484	8,660
	Bank Millennium SA	6,642,438	8,631
*	Getin Holding SA	8,590	6
			905,312

Russia (6.5%)
Gazprom OAO ADR	81,687,773	992,509
Lukoil OAO ADR	8,212,066	482,375
Sberbank of Russia	132,842,072	393,447
NovaTek OAO GDR	1,649,659	223,228
Rosneft Oil Co. GDR	24,731,987	182,617
Uralkali OJSC	23,607,737	168,376
Mobile Telesystems OJSC ADR	9,330,895	156,386
MMC Norilsk Nickel OJSC ADR	7,857,133	151,201
Gazprom OAO	22,094,026	133,833
Tatneft ADR	3,505,023	122,468
Surgutneftegas OJSC ADR	12,890,309	120,891
VTB Bank OJSC GDR	23,504,635	110,259
Rostelecom OJSC	22,082,049	109,072
Magnit OJSC GDR	3,691,726	94,989
Federal Hydrogenerating Co. JSC	1,910,908,857	72,634
Surgutneftegas OJSC Prior Pfd.	114,540,174	70,993
Federal Grid Co. Unified Energy System JSC	5,088,494,353	53,073
* Sberbank of Russia ADR	4,343,117	52,145
AK Transneft OAO Prior Pfd.	25,169	48,035
Lukoil OAO	672,560	39,348
Sistema JSFC GDR	2,019,334	39,242
Sberbank of Russia Prior Pfd.	15,752,937	34,356
Severstal OAO GDR	2,333,323	33,625
Novolipetsk Steel OJSC GDR	1,311,873	32,393
* IDGC Holding JSC	287,697,600	26,226
Tatneft	4,319,629	25,457
Mechel ADR	2,290,614	25,403
Rosneft Oil Co.	3,355,481	24,885
Inter Rao Ues OAO	20,241,206,081	21,860
Severstal OAO	1,417,762	20,528
LSR Group GDR	2,820,717	13,487
TMK OAO GDR	946,915	11,202
MMC Norilsk Nickel OJSC	41,829	8,045
Surgutneftegas OJSC	4,620,684	4,333
VTB Bank OJSC	442,200,349	1,030
Rostelecom OJSC ADR	27,263	797
		4,100,748
South Africa (7.6%)
MTN Group Ltd.	29,523,583	502,309
Sasol Ltd.	9,499,879	485,751
Naspers Ltd.	6,750,664	337,542
AngloGold Ashanti Ltd.	6,674,846	305,815
Standard Bank Group Ltd.	20,647,455	282,335
Gold Fields Ltd.	12,643,052	208,752
Impala Platinum Holdings Ltd.	8,794,316	192,566
FirstRand Ltd.	49,414,579	142,259
Remgro Ltd.	7,560,379	122,791
Sanlam Ltd.	31,598,526	121,987
Shoprite Holdings Ltd.	7,150,106	118,736
Bidvest Group Ltd.	5,467,203	117,084
Kumba Iron Ore Ltd.	1,405,683	96,227
ABSA Group Ltd.	5,048,958	95,614
Tiger Brands Ltd.	2,822,278	90,801
Harmony Gold Mining Co. Ltd.	6,983,273	84,767
Vodacom Group Ltd.	6,623,916	81,468
Anglo American Platinum Ltd.	1,142,536	80,793

Truworths International Ltd.	7,837,855	78,324
Growthpoint Properties Ltd.	29,131,800	74,077
Nedbank Group Ltd.	3,569,319	71,359
Woolworths Holdings Ltd.	13,233,864	71,022
Aspen Pharmacare Holdings Ltd.	4,947,143	62,945
Steinhoff International Holdings Ltd.	18,978,213	60,527
African Bank Investments Ltd.	12,989,083	60,501
Imperial Holdings Ltd.	3,119,506	55,273
Exxaro Resources Ltd.	2,191,230	53,945
Foschini Group Ltd.	3,579,933	49,687
Redefine Properties Ltd.	47,979,986	46,781
RMB Holdings Ltd.	12,513,869	46,428
African Rainbow Minerals Ltd.	1,932,607	45,495
Massmart Holdings Ltd.	1,940,833	43,655
MMI Holdings Ltd.	17,697,321	41,092
Spar Group Ltd.	2,882,071	40,783
Barloworld Ltd.	3,339,403	37,345
Pretoria Portland Cement Co. Ltd.	9,766,235	35,333
Discovery Holdings Ltd.	5,527,747	32,115
* Sappi Ltd.	9,629,638	31,762
Life Healthcare Group Holdings Ltd.	11,684,866	31,647
Aveng Ltd.	6,658,522	29,515
Netcare Ltd.	16,466,185	28,567
ArcelorMittal South Africa Ltd.	3,098,953	27,007
Reunert Ltd.	3,205,809	26,634
Investec Ltd.	4,323,760	26,466
Liberty Holdings Ltd.	2,202,083	23,963
Pick n Pay Stores Ltd.	3,966,087	23,117
RMI Holdings	11,963,944	22,934
Telkom SA Ltd.	4,850,313	18,280
Northam Platinum Ltd.	4,161,218	17,912
		4,782,088
South Korea (14.8%)
2 Samsung Electronics Co. Ltd. GDR	2,534,536	1,251,214
Samsung Electronics Co. Ltd.	667,546	657,322
Hyundai Motor Co.	2,695,439	529,484
POSCO ADR	3,327,002	305,286
Hyundai Mobis	1,189,393	293,218
LG Chem Ltd.	809,609	268,775
Kia Motors Corp.	4,181,314	251,039
Samsung Electronics Co. Ltd. Prior Pfd.	358,453	210,440
^ Hynix Semiconductor Inc.	8,807,850	210,021
Hyundai Heavy Industries Co. Ltd.	730,129	202,142
Shinhan Financial Group Co. Ltd. ADR	2,286,266	180,981
SK Innovation Co. Ltd.	1,051,340	158,674
KB Financial Group Inc. ADR	3,944,582	149,500
NHN Corp.	716,541	135,081
Samsung C&T Corp.	2,189,331	134,798
KT&G Corp.	1,922,863	134,730
^ LG Electronics Inc.	1,801,175	132,460
Hana Financial Group Inc.	3,825,060	130,967
Samsung Fire & Marine Insurance Co. Ltd.	619,626	119,872
Shinhan Financial Group Co. Ltd.	2,913,714	115,914
POSCO	312,864	115,120
LG Display Co. Ltd.	4,069,496	105,920
LG Corp.	1,662,619	104,040
Samsung Engineering Co. Ltd.	525,552	100,095

	KB Financial Group Inc.	2,491,089	94,435
	Hyundai Steel Co.	967,515	93,188
	Samsung Heavy Industries Co. Ltd.	2,824,681	89,687
	E-Mart Co. Ltd.	362,753	87,384
^	Samsung Electro-Mechanics Co. Ltd.	1,041,361	85,282
	S-Oil Corp.	787,906	85,223
^	Honam Petrochemical Corp.	250,285	81,331
	Korea Electric Power Corp. ADR	6,266,028	77,260
	Hyundai Engineering & Construction Co. Ltd.	1,167,069	74,330
^	Samsung SDI Co. Ltd.	595,190	73,768
	Cheil Industries Inc.	821,833	73,416
	NCSoft Corp.	266,693	69,900
^	LG Household & Health Care Ltd.	164,091	69,802
2	Samsung Life Insurance Co. Ltd.	874,234	65,186
^	Hankook Tire Co. Ltd.	1,590,486	63,433
^	OCI Co. Ltd.	273,094	63,430
	Woori Finance Holdings Co. Ltd.	6,259,542	61,649
^	Lotte Shopping Co. Ltd.	176,300	60,175
	SK Holdings Co. Ltd.	450,707	56,177
	GS Engineering & Construction Corp.	619,555	54,915
	Samsung Securities Co. Ltd.	977,370	53,303
	Korea Zinc Co. Ltd.	147,262	50,152
	Amorepacific Corp.	55,038	49,023
	GS Holdings	875,899	48,460
	Daelim Industrial Co. Ltd.	487,466	46,835
	Doosan Heavy Industries & Construction Co. Ltd.	734,290	44,095
	Hyundai Department Store Co. Ltd.	266,578	43,400
^	Celltrion Inc.	1,227,586	41,004
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,649,222	40,810
	Hyundai Glovis Co. Ltd.	229,233	39,254
	Kangwon Land Inc.	1,654,378	38,765
	SK Telecom Co. Ltd. ADR	2,718,501	38,086
	Hyundai Motor Co. 2nd Pfd.	647,609	38,060
	Orion Corp.	62,410	38,038
^	Hanwha Chem Corp.	1,453,260	37,325
	CJ CheilJedang Corp.	134,432	36,844
	Daewoo Securities Co. Ltd.	3,095,810	36,218
^	Mando Corp.	223,612	36,193
*	BS Financial Group Inc.	3,167,105	35,809
	Woongjin Coway Co. Ltd.	930,069	33,690
*	Korea Electric Power Corp.	1,353,381	33,632
	Samsung Techwin Co. Ltd.	648,488	32,612
	Hyundai Marine & Fire Insurance Co. Ltd.	1,085,870	31,862
	Industrial Bank of Korea	2,821,110	31,641
	Korea Exchange Bank	4,485,610	31,561
	Dongbu Insurance Co. Ltd.	737,822	31,525
	SK C&C Co. Ltd.	263,707	30,589
	Shinsegae Co. Ltd.	124,088	30,474
	DGB Financial Group Inc.	2,258,695	30,084
*,^ Doosan Infracore Co. Ltd.		1,745,170	29,455
	Korean Air Lines Co. Ltd.	631,621	28,620
	Samsung Card Co.	738,693	28,496
	Korea Kumho Petrochemical	170,910	25,494
	Hanwha Corp.	771,786	24,934
	Korea Investment Holdings Co. Ltd.	678,979	24,616
	Doosan Corp.	177,544	24,155
	Woori Investment & Securities Co. Ltd.	2,032,845	23,996

	LS Corp.	312,441	23,612
	LG Uplus Corp.	4,068,618	22,859
	Hyundai Motor Co. Prior Pfd.	393,095	22,781
*	Hyundai Wia Corp.	194,580	22,318
	Hyosung Corp.	394,030	21,908
	Hyundai Mipo Dockyard	193,750	21,714
	Korea Life Insurance Co. Ltd.	3,082,185	21,097
*	Korea Aerospace Industries Ltd.	737,137	20,978
	KCC Corp.	73,154	19,702
	Hyundai Development Co.	962,716	19,444
	Hyundai Securities Co. Ltd.	2,046,491	19,373
*,^ Daewoo Engineering & Construction Co. Ltd.		1,823,154	19,215
^	Hyundai Hysco Co. Ltd.	549,150	19,213
^	Hyundai Merchant Marine Co. Ltd.	741,850	19,040
	SK Networks Co. Ltd.	1,936,695	18,938
	Lotte Confectionery Co. Ltd.	12,318	18,662
	CJ Corp.	248,064	17,092
	Yuhan Corp.	142,264	17,027
^	Daewoo International Corp.	608,855	16,331
	Korea Gas Corp.	397,676	15,700
	LS Industrial Systems Co. Ltd.	249,909	14,574
	S1 Corp.	282,384	14,316
	LG Chem Ltd. Prior Pfd.	130,593	13,912
	Dongkuk Steel Mill Co. Ltd.	633,492	13,299
^	LG Innotek Co. Ltd.	161,822	12,948
	Mirae Asset Securities Co. Ltd.	375,763	12,577
^	KP Chemical Corp.	829,430	12,145
^	STX Pan Ocean Co. Ltd.	1,872,000	11,927
	KT Corp.	340,916	10,128
	KT Corp. ADR	479,035	7,133
*	Hyundai Securities Co. Ltd. Prior Pfd.	842,523	6,780
	SK Telecom Co. Ltd.	51,800	6,570
			9,329,487
Taiwan (10.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	53,620,723	754,980
	Hon Hai Precision Industry Co. Ltd.	154,769,926	499,128
	Taiwan Semiconductor Manufacturing Co. Ltd.	151,993,045	403,218
	HTC Corp.	12,479,225	205,211
	Formosa Plastics Corp.	67,801,458	197,553
	China Steel Corp.	192,142,614	190,213
	Nan Ya Plastics Corp.	80,140,439	169,358
	MediaTek Inc.	17,686,475	168,971
	Chunghwa Telecom Co. Ltd. ADR	4,636,738	150,277
	Formosa Chemicals & Fibre Corp.	48,560,164	139,470
	Cathay Financial Holding Co. Ltd.	114,738,855	130,991
	Chinatrust Financial Holding Co. Ltd.	163,390,991	105,477
	Uni-President Enterprises Corp.	65,733,658	97,014
	Fubon Financial Holding Co. Ltd.	84,596,302	94,234
	Mega Financial Holding Co. Ltd.	133,726,880	91,682
	Quanta Computer Inc.	42,516,045	90,963
	Asustek Computer Inc.	11,442,058	90,447
	Taiwan Mobile Co. Ltd.	28,613,916	86,533
	Compal Electronics Inc.	71,755,177	80,420
	United Microelectronics Corp. ADR	29,474,715	79,876
	Delta Electronics Inc.	30,737,245	79,576
*	Yuanta Financial Holding Co. Ltd.	136,786,600	77,335
	Taiwan Cement Corp.	56,660,777	70,667

Cheng Shin Rubber Industry Co. Ltd.	27,365,116	64,977
Chunghwa Telecom Co. Ltd.	19,157,613	62,230
Far Eastern New Century Corp.	50,300,870	61,832
Acer Inc.	43,754,105	61,168
Formosa Petrochemical Corp.	19,454,441	60,663
First Financial Holding Co. Ltd.	97,327,403	59,673
Catcher Technology Co. Ltd.	9,401,463	58,496
^ Advanced Semiconductor Engineering Inc. ADR	10,774,776	56,783
Synnex Technology International Corp.	22,363,835	55,195
President Chain Store Corp.	9,814,547	52,818
Far EasTone Telecommunications Co. Ltd.	27,276,043	52,580
Wistron Corp.	33,774,981	50,739
Foxconn Technology Co. Ltd.	11,844,058	46,497
Hua Nan Financial Holdings Co. Ltd.	80,307,645	45,602
Lite-On Technology Corp.	35,659,848	45,233
China Development Financial Holding Corp.	152,031,089	45,231
AU Optronics Corp. ADR	8,352,336	44,017
* Chimei Innolux Corp.	87,440,699	40,509
* Taiwan Cooperative Financial Holding	64,540,563	40,355
MStar Semiconductor Inc.	6,342,843	40,290
Chang Hwa Commercial Bank	68,388,272	38,697
Asia Cement Corp.	31,989,264	38,394
Siliconware Precision Industries Co. ADR	6,736,432	38,061
Largan Precision Co. Ltd.	1,675,135	36,066
Pegatron Corp.	29,358,129	35,543
United Microelectronics Corp.	63,911,970	33,711
China Petrochemical Development Corp.	29,799,800	33,240
Taiwan Fertilizer Co. Ltd.	12,665,200	32,867
Pou Chen Corp.	37,261,455	32,695
Taishin Financial Holding Co. Ltd.	86,528,200	32,175
Epistar Corp.	13,043,732	31,947
WPG Holdings Ltd.	22,626,492	31,670
E.Sun Financial Holding Co. Ltd.	65,575,019	30,870
SinoPac Financial Holdings Co. Ltd.	97,900,618	30,614
Powertech Technology Inc.	12,213,461	30,575
Advanced Semiconductor Engineering Inc.	28,542,789	30,015
* Shin Kong Financial Holding Co. Ltd.	98,675,775	29,993
Unimicron Technology Corp.	22,485,754	29,652
Yulon Motor Co. Ltd.	14,667,056	28,733
Radiant Opto-Electronics Corp.	6,940,000	26,417
Simplo Technology Co. Ltd.	3,734,030	26,242
China Life Insurance Co. Ltd.	27,552,403	25,668
Hiwin Technologies Corp.	2,735,490	25,275
Novatek Microelectronics Corp.	8,782,637	24,961
Macronix International	56,609,318	24,888
AU Optronics Corp.	43,122,669	22,971
* TPK Holding Co. Ltd.	1,573,690	22,855
TSRC Corp.	8,333,937	21,834
KGI Securities Co. Ltd.	51,221,982	21,644
Hotai Motor Co. Ltd.	4,093,000	21,176
Giant Manufacturing Co. Ltd.	4,916,121	20,792
Far Eastern Department Stores Co. Ltd.	15,355,573	20,733
China Airlines Ltd.	44,002,914	20,685
Wintek Corp.	24,697,098	20,156
Siliconware Precision Industries Co.	17,010,860	19,579
Tripod Technology Corp.	7,002,229	19,531
Walsin Lihwa Corp.	53,179,770	18,799

E Ink Holdings Inc.	13,218,000	18,772
Eva Airways Corp.	27,136,580	18,225
Taiwan Glass Industry Corp.	15,543,351	17,973
Teco Electric and Machinery Co. Ltd.	26,996,000	17,835
Inventec Corp.	36,720,033	15,523
* Taiwan Business Bank	46,784,471	15,364
Phison Electronics Corp.	2,043,297	14,966
Cheng Uei Precision Industry Co. Ltd.	6,201,033	14,630
Advantech Co. Ltd.	4,795,830	14,532
Kinsus Interconnect Technology Corp.	4,457,029	14,466
Ruentex Industries Ltd.	7,436,105	14,177
Richtek Technology Corp.	2,320,626	12,960
Chicony Electronics Co. Ltd.	7,371,589	12,949
LCY Chemical Corp.	7,180,730	12,726
Evergreen Marine Corp. Taiwan Ltd.	22,702,969	12,697
Sino-American Silicon Products Inc.	6,154,938	12,691
Realtek Semiconductor Corp.	6,809,869	12,629
Nan Kang Rubber Tire Co. Ltd.	7,617,208	12,311
Clevo Co.	7,250,938	12,263
Feng Hsin Iron & Steel Co.	7,264,310	12,152
Capital Securities Corp.	28,814,422	11,936
Formosa Taffeta Co. Ltd.	12,289,868	11,801
Standard Foods Corp.	3,408,000	11,571
Ruentex Development Co. Ltd.	9,195,262	11,360
U-Ming Marine Transport Corp.	7,339,852	11,288
Tung Ho Steel Enterprise Corp.	11,903,144	11,258
Everlight Electronics Co. Ltd.	5,822,742	11,136
Motech Industries Inc.	5,002,999	10,850
Highwealth Construction Corp.	6,515,000	10,572
Wan Hai Lines Ltd.	18,745,770	10,440
Yang Ming Marine Transport Corp.	23,030,195	10,123
Eternal Chemical Co. Ltd.	11,894,062	9,735
China Motor Corp.	9,047,000	9,672
Farglory Land Development Co. Ltd.	5,041,688	9,334
* Tatung Co. Ltd.	29,805,926	8,478
Transcend Information Inc.	3,072,981	8,270
Formosa International Hotels Corp.	564,652	7,866
Nan Ya Printed Circuit Board Corp.	3,212,521	7,581
* Inotera Memories Inc.	29,511,436	5,426
* Tatung Co. Ltd. GDR	165,365	941
* CMC Magnetics Corp.	660,000	120
* HannStar Display Corp.	1,071,000	75
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		6,607,880
Thailand (1.9%)
PTT Exploration & Production PCL (Foreign)	20,633,718	117,810
PTT PCL (Foreign)	9,994,037	109,567
Siam Commercial Bank PCL (Foreign)	28,029,557	109,319
Kasikornbank PCL (Foreign)	21,362,149	91,174
Bangkok Bank PCL (Foreign)	15,607,631	83,846
Siam Cement PCL (Foreign)	5,659,517	73,767
PTT PCL	5,301,100	58,117
Advanced Info Service PCL (Foreign)	11,809,877	57,525
CP ALL PCL (Foreign)	25,934,515	48,967
Bangkok Bank PCL (Local)	9,125,343	45,174
Kasikornbank PCL	10,016,100	41,620
* PTT Global Chemical PCL	20,256,407	41,348

*	Banpu PCL (Local)	2,171,550	41,305
	Charoen Pokphand Foods PCL (Foreign)	32,617,200	36,837
	CP ALL PCL (Local)	15,375,500	29,030
	Charoen Pokphand Foods PCL	24,006,700	27,113
	Thai Oil PCL (Foreign)	11,458,300	23,721
	Advanced Info Service PCL (Local)	4,249,000	20,696
	IRPC PCL (Foreign)	138,017,360	20,381
	Indorama Ventures PCL	19,164,164	19,749
	Krung Thai Bank PCL (Foreign)	33,902,721	16,725
*	PTT Global Chemical PCL	7,505,400	16,139
	BEC World PCL (Foreign)	10,649,325	14,849
	Bank of Ayudhya PCL (Local)	18,560,100	13,276
	Bank of Ayudhya PCL (Foreign)	17,920,134	12,876
	Glow Energy PCL (Foreign)	6,297,555	11,335
	Banpu PCL	427,167	8,216
	Krung Thai Bank PCL	9,822,200	4,846
	BEC World PCL	3,400,400	4,741
	Indorama Ventures PCL	3,430,600	3,535
	Thai Oil PCL	1,430,300	2,961
	IRPC PCL	18,449,200	2,724
	Glow Energy PCL	1,183,000	2,129
	Siam Commercial Bank PCL (Local)	270,000	1,053
	PTT Exploration and Production PCL (Local)	154,800	884
			1,213,355
Turkey (1.4%)
	Turkiye Garanti Bankasi AS	37,407,049	134,697
^	Akbank TAS	21,391,247	80,225
*	Turkcell Iletisim Hizmetleri AS	13,843,928	71,229
	Turkiye Is Bankasi	28,240,612	58,826
	Tupras Turkiye Petrol Rafinerileri AS	2,220,428	50,473
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,608,982	50,402
	BIM Birlesik Magazalar AS	1,518,446	46,751
	Turk Telekomunikasyon AS	9,830,611	43,837
	KOC Holding AS	11,238,782	43,649
	Turkiye Halk Bankasi AS	6,015,807	39,486
	Haci Omer Sabanci Holding AS (Bearer)	9,609,747	36,722
*,^ Yapi ve Kredi Bankasi AS		17,349,339	32,134
	Turkiye Vakiflar Bankasi Tao	14,171,800	22,990
	Eregli Demir ve Celik Fabrikalari TAS	9,278,785	20,255
	Enka Insaat ve Sanayi AS	6,112,520	16,704
	Arcelik AS	3,338,337	14,431
	Coca-Cola Icecek AS	1,072,890	14,030
	Koza Altin Isletmeleri AS	765,882	13,544
	Turkiye Sise ve Cam Fabrikalari AS	6,101,305	12,498
*	Turk Hava Yollari	9,298,387	12,291
^	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,259,556	12,202
*	TAV Havalimanlari Holding AS	2,557,481	11,489
	Ford Otomotiv Sanayi AS	1,174,888	10,490
*,^ Asya Katilim Bankasi AS		7,743,941	7,350
			856,705
Total Common Stocks (Cost $56,703,299)			62,636,167

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.1%)[1]
Money Market Fund (3.0%)
[3,4] Vanguard Market Liquidity Fund	0.096%		1,886,853,446	1,886,853

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.020%	4/2/12	1,000	1,000
[6,7] Federal Home Loan Bank Discount Notes	0.025%	3/14/12	1,000	1,000
[6,7] Federal Home Loan Bank Discount Notes	0.030%	3/21/12	30,000	29,998
[6,7] Federal Home Loan Bank Discount Notes	0.040%	4/16/12	2,000	2,000
[5,6] Freddie Mac Discount Notes	0.065%	2/13/12	4,000	4,000
				37,998
Total Temporary Cash Investments (Cost $1,924,852)				1,924,851
Total Investments (102.5%) (Cost $58,628,151)				64,561,018
Other Assets and Liabilities-Net (-2.5%)[4]				(1,572,035)
Net Assets (100%)				62,988,983

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,589,949,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and 2.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate value of these securities was $1,316,400,000, representing 2.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,705,070,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $16,999,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate

Emerging Markets Stock Index Fund

its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	14,526,221	—	—
Common Stocks—Other	2,351,751	45,758,195	—
Temporary Cash Investments	1,886,853	37,998	—
Futures Contracts—Assets[1]	260	—	—
Total	18,765,085	45,796,193	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Emerging Markets Stock Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Taiwan Index	February 2012	6,500	174,330	5,709

E. At January 31, 2012, the cost of investment securities for tax purposes was $58,660,841,000. Net unrealized appreciation of investment securities for tax purposes was $5,900,177,000, consisting of unrealized gains of $10,483,079,000 on securities that had risen in value since their purchase and $4,582,902,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Australia (5.9%)
BHP Billiton Ltd.	2,500,696	99,048
Commonwealth Bank of Australia	1,228,255	65,995
Westpac Banking Corp.	2,361,191	52,931
Australia & New Zealand Banking Group Ltd.	2,048,525	46,594
National Australia Bank Ltd.	1,715,204	43,414
Wesfarmers Ltd.	781,085	25,111
Rio Tinto Ltd.	340,243	24,964
Woolworths Ltd.	944,799	24,853
Newcrest Mining Ltd.	595,884	21,329
Woodside Petroleum Ltd.	469,955	17,057
Westfield Group	1,794,196	16,188
CSL Ltd.	410,451	13,543
Origin Energy Ltd.	850,183	12,404
Telstra Corp. Ltd.	3,409,019	12,049
QBE Insurance Group Ltd.	867,525	10,561
Santos Ltd.	721,009	10,293
AMP Ltd.	2,217,769	10,059
Suncorp Group Ltd.	1,000,087	8,919
Brambles Ltd.	1,149,693	8,872
Orica Ltd.	282,897	7,433
Oil Search Ltd.	1,040,590	7,286
Macquarie Group Ltd.	268,756	7,271
Amcor Ltd.	948,846	7,090
Transurban Group	1,120,277	6,529
Stockland	1,820,477	6,493
Westfield Retail Trust	2,374,061	6,363
Iluka Resources Ltd.	326,624	6,347
AGL Energy Ltd.	356,246	5,516
WorleyParsons Ltd.	187,640	5,428
Coca-Cola Amatil Ltd.	437,947	5,371
Fortescue Metals Group Ltd.	956,427	5,118
Insurance Australia Group Ltd.	1,612,298	4,982
GPT Group	1,429,463	4,688
Incitec Pivot Ltd.	1,276,565	4,348
ASX Ltd.	134,997	4,297
Goodman Group	5,834,708	3,968
Wesfarmers Ltd. Price Protected Shares	118,222	3,864
Asciano Ltd.	766,906	3,825
Sonic Healthcare Ltd.	306,309	3,653
Crown Ltd.	424,908	3,649
Dexus Property Group	3,734,123	3,529
Computershare Ltd.	431,432	3,501
Mirvac Group	2,656,652	3,483
Lend Lease Group	446,269	3,482
Leighton Holdings Ltd.	129,515	3,218
CFS Retail Property Trust	1,674,262	3,051
Toll Holdings Ltd.	564,068	2,992
OZ Minerals Ltd.	249,504	2,888
Tatts Group Ltd.	1,053,390	2,838

	Cochlear Ltd.	44,614	2,809
	Alumina Ltd.	1,923,755	2,615
	Metcash Ltd.	597,332	2,561
	Sims Metal Management Ltd.	159,368	2,556
	Boral Ltd.	591,991	2,538
	Bendigo and Adelaide Bank Ltd.	287,064	2,525
	James Hardie Industries SE	331,360	2,493
	Ramsay Health Care Ltd.	120,242	2,424
	Challenger Ltd.	433,349	2,035
*	Echo Entertainment Group Ltd.	528,721	2,029
	Commonwealth Property Office Fund	1,908,462	1,966
*,^ Lynas Corp. Ltd.		1,357,474	1,908
	Treasury Wine Estates Ltd.	501,808	1,852
	Whitehaven Coal Ltd.	289,780	1,748
	TABCORP Holdings Ltd.	558,133	1,724
	Ansell Ltd.	105,952	1,674
	Sydney Airport	580,127	1,644
*	Qantas Airways Ltd.	871,021	1,456
	Caltex Australia Ltd.	104,446	1,411
	Charter Hall Office REIT	372,256	1,404
^	Bank of Queensland Ltd.	170,829	1,373
	Harvey Norman Holdings Ltd.	613,632	1,342
*	Downer EDI Ltd.	333,982	1,280
*	Paladin Energy Ltd.	637,170	1,245
^	Flight Centre Ltd.	59,508	1,219
	New Hope Corp. Ltd.	199,489	1,191
	Aristocrat Leisure Ltd.	438,340	1,153
	Adelaide Brighton Ltd.	360,979	1,137
	BlueScope Steel Ltd.	2,619,185	1,125
	SP AusNet	1,074,209	1,101
	IOOF Holdings Ltd.	184,056	1,093
	Goodman Fielder Ltd.	1,574,149	877
*,^ Aquila Resources Ltd.		132,264	844
	CSR Ltd.	384,936	837
	DuluxGroup Ltd.	271,437	821
	OneSteel Ltd.	1,015,446	798
*	Nufarm Ltd.	161,974	783
	Envestra Ltd.	890,670	713
	Perpetual Ltd.	30,268	650
*	Macquarie Atlas Roads Group	380,603	639
^	Platinum Asset Management Ltd.	171,189	617
	Australand Property Group	220,947	610
	GWA Group Ltd.	233,710	594
	Ten Network Holdings Ltd.	598,967	559
	Seven West Media Ltd.	142,020	522
	Consolidated Media Holdings Ltd.	161,621	459
	Fairfax Media Ltd.	576,354	453
^	Billabong International Ltd.	208,028	414
*	Energy Resources of Australia Ltd.	146,975	240
	APN News & Media Ltd.	117,338	91
*	Gunns Ltd.	649,105	83
			732,920
Austria (0.2%)
	Erste Group Bank AG	225,712	4,973
	Voestalpine AG	133,897	4,401
	OMV AG	130,528	4,283
	Telekom Austria AG	267,634	3,123

Andritz AG	30,379	2,821
IMMOFINANZ AG	850,931	2,741
^ Raiffeisen Bank International AG	46,016	1,571
Verbund AG	52,917	1,438
Vienna Insurance Group AG Wiener Versicherung Gruppe	30,951	1,337
Strabag SE	26,268	771
		27,459
Belgium (0.6%)
Anheuser-Busch InBev NV	623,780	37,927
Groupe Bruxelles Lambert SA	63,576	4,609
Umicore SA	95,099	4,430
UCB SA	105,730	4,307
Delhaize Group SA	78,647	4,288
Ageas	2,038,970	4,250
Belgacom SA	130,981	4,093
Solvay SA Class A	33,450	3,310
KBC Groep NV	139,575	2,661
Telenet Group Holding NV	65,359	2,588
Colruyt SA	52,641	1,994
^ NV Bekaert SA	34,871	1,422
Mobistar SA	13,288	665
* Dexia SA	465,648	205
		76,749
Brazil (4.1%)
Petroleo Brasileiro SA ADR Type A	1,381,380	38,582
Itau Unibanco Holding SA ADR	1,654,857	33,031
Petroleo Brasileiro SA ADR	1,043,985	31,894
Banco Bradesco SA ADR	1,461,864	26,138
Cia de Bebidas das Americas ADR	651,875	23,722
Petroleo Brasileiro SA Prior Pfd.	1,602,611	22,537
Vale SA Class B Pfd. ADR	874,050	21,161
Vale SA Prior Pfd.	769,075	18,791
Vale SA Class B ADR	644,246	16,299
Vale SA	624,729	15,983
Banco do Brasil SA	888,286	13,824
Itausa - Investimentos Itau SA Prior Pfd.	2,101,095	13,757
BRF - Brasil Foods SA	647,152	12,816
Petroleo Brasileiro SA	811,871	12,504
BM&FBovespa SA	1,589,436	9,998
* OGX Petroleo e Gas Participacoes SA	1,008,592	9,554
CCR SA	1,034,304	7,198
Redecard SA	394,437	7,111
Cia Siderurgica Nacional SA ADR	640,588	6,579
Ultrapar Participacoes SA	319,384	6,462
Banco Santander Brasil SA	592,406	5,493
Cia de Bebidas das Americas Prior Pfd.	145,990	5,348
Cielo SA	171,751	5,117
Cia Energetica de Minas Gerais ADR	236,609	4,789
Souza Cruz SA	360,500	4,692
Cia de Bebidas das Americas	147,172	4,380
Centrais Eletricas Brasileiras SA	418,334	4,298
BR Malls Participacoes SA	353,000	3,853
Gerdau SA ADR	389,803	3,703
Lojas Americanas SA Prior Pfd.	373,168	3,607
PDG Realty SA Empreendimentos e Participacoes	885,900	3,590
Bradespar SA Prior Pfd.	178,140	3,586

Tractebel Energia SA	204,470	3,551
Natura Cosmeticos SA	164,473	3,523
Embraer SA ADR	118,564	3,251
Lojas Renner SA	93,100	3,144
Itau Unibanco Holding SA	179,300	3,129
All America Latina Logistica SA	541,716	3,116
Centrais Eletricas Brasileiras SA Prior Pfd.	207,576	3,041
CETIP SA - Balcao Organizado de Ativos e Derivativos	193,700	2,988
Telefonica Brasil SA Prior Pfd.	104,800	2,918
Gerdau SA Prior Pfd.	282,486	2,692
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	397,754	2,668
* JBS SA	698,574	2,555
Itau Unibanco Holding SA Prior Pfd.	123,200	2,476
* Tim Participacoes SA ADR	81,069	2,339
Cia Energetica de Sao Paulo Prior Pfd.	123,434	2,317
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	54,557	2,279
Cia Siderurgica Nacional SA	217,400	2,271
Cyrela Brazil Realty SA Empreendimentos e Participacoes	244,071	2,260
Cia Paranaense de Energia ADR	98,300	2,250
Klabin SA Prior Pfd.	476,200	2,208
Weg SA	194,956	2,174
MRV Engenharia e Participacoes SA	279,300	2,150
Cosan SA Industria e Comercio	125,734	2,034
Telefonica Brasil SA ADR	69,548	1,936
Metalurgica Gerdau SA Prior Pfd. Class A	159,618	1,918
Banco do Estado do Rio Grande do Sul Prior Pfd.	157,000	1,808
Cia de Saneamento Basico do Estado de Sao Paulo	53,592	1,789
Tele Norte Leste ADR	190,488	1,789
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	40,202	1,713
TAM SA Prior Pfd.	75,581	1,617
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	77,204	1,600
Usinas Siderurgicas de Minas Gerais SA	161,520	1,566
Hypermarcas SA	250,226	1,521
AES Tiete SA Prior Pfd.	106,116	1,519
Anhanguera Educacional Participacoes SA	112,700	1,516
EDP - Energias do Brasil SA	63,300	1,475
Multiplan Empreendimentos Imobiliarios SA	64,100	1,467
Light SA	81,164	1,275
Cia Energetica de Minas Gerais Prior Pfd.	62,300	1,261
Porto Seguro SA	103,512	1,230
CPFL Energia SA	83,000	1,226
Fibria Celulose SA	146,600	1,196
Duratex SA	212,280	1,189
Amil Participacoes SA	111,100	1,112
Telemar Norte Leste SA Prior Pfd.	43,000	1,107
Sul America SA	108,800	1,096
Gerdau SA	134,384	1,061
Brasil Telecom SA ADR	51,985	975
Lojas Americanas SA	111,700	975
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	29,200	924
Braskem SA ADR	51,066	920
EcoRodovias Infraestrutura e Logistica SA	129,600	912
* MMX Mineracao e Metalicos SA	193,500	909
* HRT Participacoes em Petroleo SA	3,400	891
Suzano Papel e Celulose SA Prior Pfd.	205,674	871
* MPX Energia SA	31,700	851
Tele Norte Leste	72,994	832

Cia Energetica de Minas Gerais	43,562	735
Embraer SA	101,400	700
BRF - Brasil Foods SA ADR	31,228	625
Marfrig Alimentos SA	133,700	614
Banco Bradesco SA Prior Pfd.	31,366	564
AES Tiete SA	42,600	538
* LLX Logistica SA	257,800	527
Brasil Telecom SA Prior Pfd.	82,190	524
* OSX Brasil SA	65,000	500
Cia de Gas de Sao Paulo Prior Pfd.	20,500	488
Tim Participacoes SA	75,110	417
B2W Cia Global Do Varejo	62,314	372
Tele Norte Leste Prior Pfd.	36,500	351
Brasil Telecom SA	47,200	317
Braskem SA Prior Pfd.	33,000	295
		513,345
Canada (7.2%)
Royal Bank of Canada	1,120,778	58,537
Toronto-Dominion Bank	701,204	54,225
Bank of Nova Scotia	846,427	43,499
Suncor Energy Inc.	1,226,823	42,260
Barrick Gold Corp.	778,129	38,383
Canadian Natural Resources Ltd.	854,416	33,846
Potash Corp. of Saskatchewan Inc.	664,816	31,149
Goldcorp Inc.	629,383	30,443
^ Bank of Montreal	495,820	28,824
Canadian National Railway Co.	346,667	26,148
Canadian Imperial Bank of Commerce	307,643	23,395
Enbridge Inc.	604,496	22,746
TransCanada Corp.	543,509	22,359
Cenovus Energy Inc.	584,163	21,317
Teck Resources Ltd. Class B	450,564	19,106
Manulife Financial Corp.	1,395,374	16,296
Brookfield Asset Management Inc. Class A	486,046	14,751
Imperial Oil Ltd.	264,385	12,598
* Valeant Pharmaceuticals International Inc.	240,900	11,667
Encana Corp.	578,380	11,081
Crescent Point Energy Corp.	222,114	10,159
Yamana Gold Inc.	576,309	9,972
Kinross Gold Corp.	880,023	9,944
Agrium Inc.	122,784	9,898
Silver Wheaton Corp.	275,281	9,820
Talisman Energy Inc.	801,411	9,575
Canadian Pacific Railway Ltd.	132,692	9,463
National Bank of Canada	125,975	9,450
Canadian Oil Sands Ltd.	376,416	9,333
Sun Life Financial Inc.	451,732	9,051
Thomson Reuters Corp.	325,311	8,935
BCE Inc.	201,105	8,199
First Quantum Minerals Ltd.	371,105	8,128
Penn West Petroleum Ltd.	366,442	7,985
Power Corp. of Canada	318,514	7,744
Magna International Inc.	184,368	7,616
Nexen Inc.	408,165	7,315
Cameco Corp.	305,610	7,089
Shoppers Drug Mart Corp.	167,800	6,945
* Research In Motion Ltd.	408,137	6,806

Eldorado Gold Corp.	425,748	6,450
Shaw Communications Inc. Class B	324,700	6,444
Fairfax Financial Holdings Ltd.	15,504	6,293
Tim Hortons Inc.	124,100	6,047
SNC-Lavalin Group Inc.	117,303	6,040
Intact Financial Corp.	101,300	5,973
Power Financial Corp.	219,750	5,860
RioCan Real Estate Investment Trust	213,700	5,537
^ ARC Resources Ltd.	224,560	5,444
Husky Energy Inc.	221,399	5,407
Pacific Rubiales Energy Corp.	210,800	5,304
Bombardier Inc. Class B	1,113,815	5,154
* MEG Energy Corp.	112,200	5,053
Brookfield Office Properties Inc.	291,106	5,026
Agnico-Eagle Mines Ltd.	130,812	4,904
Great-West Lifeco Inc.	220,937	4,874
Fortis Inc.	146,000	4,862
IAMGOLD Corp.	288,531	4,814
Saputo Inc.	116,390	4,741
IGM Financial Inc.	100,166	4,475
Rogers Communications Inc. Class B	109,415	4,207
Canadian Utilities Ltd. Class A	68,321	4,113
Canadian Tire Corp. Ltd. Class A	60,302	3,865
* Ivanhoe Mines Ltd.	232,495	3,749
Finning International Inc.	133,760	3,654
CI Financial Corp.	169,500	3,646
* Osisko Mining Corp.	301,196	3,593
* CGI Group Inc. Class A	175,078	3,536
TransAlta Corp.	171,943	3,491
Loblaw Cos. Ltd.	86,592	3,143
Alimentation Couche Tard Inc. Class B	98,833	3,001
George Weston Ltd.	40,521	2,631
TELUS Corp.	45,237	2,550
TELUS Corp. Class A	38,983	2,090
Niko Resources Ltd.	39,600	1,935
Bell Aliant Inc.	59,427	1,664
Bombardier Inc. Class A	47,233	223
		895,850
Chile (0.5%)
Empresas COPEC SA	405,790	6,066
Sociedad Quimica y Minera de Chile SA ADR	87,824	5,159
Lan Airlines SA	198,841	4,967
SACI Falabella	562,349	4,810
Cencosud SA	710,990	4,043
Banco de Chile	26,800,561	4,027
Empresa Nacional de Electricidad SA ADR	82,965	3,890
CAP SA	88,264	3,697
Empresas CMPC SA	863,245	3,437
Enersis SA ADR	169,458	3,103
Banco Santander Chile	30,533,352	2,402
Banco Santander Chile ADR	27,349	2,229
Banco de Credito e Inversiones	32,106	2,050
* Sociedad Matriz Banco de Chile Class B	4,346,691	1,468
Corpbanca	98,513,170	1,456
Colbun SA	5,463,609	1,431
ENTEL Chile SA	74,209	1,351
Cia Cervecerias Unidas SA	97,599	1,223

	Empresa Nacional de Electricidad SA	706,584	1,091
	AES Gener SA	1,879,649	1,087
	Embotelladora Andina SA Prior Pfd.	147,574	684
	Enersis SA	1,731,976	627
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	7,263	426
			60,724
China (4.4%)
	China Mobile Ltd.	4,680,562	47,834
	China Construction Bank Corp.	56,203,463	44,860
	Industrial & Commercial Bank of China	50,724,976	35,426
	CNOOC Ltd.	13,924,000	28,366
	Bank of China Ltd.	65,267,000	27,977
	PetroChina Co. Ltd.	16,410,000	23,899
	Tencent Holdings Ltd.	715,058	17,460
	China Life Insurance Co. Ltd.	5,794,000	17,007
	China Petroleum & Chemical Corp.	13,046,000	15,741
	Ping An Insurance Group Co.	1,830,248	14,474
	China Shenhua Energy Co. Ltd.	2,647,000	11,625
	China Unicom Hong Kong Ltd.	5,540,182	10,197
	Agricultural Bank of China Ltd.	17,921,133	8,827
	Belle International Holdings Ltd.	4,926,328	7,988
	China Telecom Corp. Ltd.	12,602,000	7,070
	China Merchants Bank Co. Ltd.	3,032,446	6,670
	Hengan International Group Co. Ltd.	713,066	6,363
^	China Overseas Land & Investment Ltd.	3,197,760	5,933
	China Citic Bank Corp. Ltd.	8,620,840	5,488
	Bank of Communications Co. Ltd.	6,808,720	5,443
	Tingyi Cayman Islands Holding Corp.	1,731,425	5,051
	Lenovo Group Ltd.	6,023,500	4,818
	Want Want China Holdings Ltd.	5,105,937	4,731
	China Pacific Insurance Group Co. Ltd.	1,351,104	4,487
	China Coal Energy Co. Ltd.	3,206,000	4,016
	Dongfeng Motor Group Co. Ltd.	2,038,000	3,808
	PICC Property & Casualty Co. Ltd.	2,884,040	3,788
	Yanzhou Coal Mining Co. Ltd.	1,524,000	3,636
^	Anhui Conch Cement Co. Ltd.	1,006,000	3,389
	China Communications Construction Co. Ltd.	3,516,000	3,268
	China Resources Enterprise Ltd.	940,000	3,239
	China Merchants Holdings International Co. Ltd.	969,059	3,218
	Kunlun Energy Co. Ltd.	2,020,000	3,181
	China Resources Land Ltd.	1,792,157	3,158
^	China Minsheng Banking Corp. Ltd.	3,228,800	2,980
	Inner Mongolia Yitai Coal Co. Class B	571,620	2,907
	China Resources Power Holdings Co. Ltd.	1,464,400	2,858
	Jiangxi Copper Co. Ltd.	1,092,000	2,770
	China Mengniu Dairy Co. Ltd.	1,031,000	2,759
	Beijing Enterprises Holdings Ltd.	448,500	2,598
^	China National Building Material Co. Ltd.	2,066,400	2,490
	GOME Electrical Appliances Holding Ltd.	10,033,803	2,379
^	Evergrande Real Estate Group Ltd.	4,736,904	2,238
	Guangzhou Automobile Group Co. Ltd.	1,953,558	2,119
^	Tsingtao Brewery Co. Ltd.	390,000	2,107
^	GCL-Poly Energy Holdings Ltd.	6,119,000	2,100
^	Zijin Mining Group Co. Ltd.	4,740,000	2,081
*,^ Brilliance China Automotive Holdings Ltd.		1,908,000	2,040
	China Oilfield Services Ltd.	1,178,000	1,920
	ENN Energy Holdings Ltd.	628,000	1,908

^	China Yurun Food Group Ltd.	1,077,000	1,781
	Kingboard Chemical Holdings Ltd.	510,500	1,758
^	Sino-Ocean Land Holdings Ltd.	3,380,255	1,734
^	Weichai Power Co. Ltd.	323,000	1,730
	Citic Pacific Ltd.	859,000	1,643
	Huaneng Power International Inc.	2,690,000	1,630
*,^,
	1 Chow Tai Fook Jewellery Group Ltd.	860,200	1,626
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,146,405	1,538
	COSCO Pacific Ltd.	1,079,094	1,500
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	140,303	1,472
^	Aluminum Corp. of China Ltd.	2,994,000	1,458
*,^ Byd Co. Ltd.		447,100	1,398
	Air China Ltd.	1,734,000	1,381
^	ZTE Corp.	505,226	1,372
	Sinopharm Group Co. Ltd.	570,000	1,351
	China International Marine Containers Group Co. Ltd. Class B	1,110,737	1,350
^	Great Wall Motor Co. Ltd.	784,750	1,345
	Parkson Retail Group Ltd.	1,088,500	1,303
	Shanghai Industrial Holdings Ltd.	406,000	1,294
	Shandong Weigao Group Medical Polymer Co. Ltd.	1,384,000	1,275
*,^ Alibaba.com Ltd.		1,186,000	1,275
*	China Taiping Insurance Holdings Co. Ltd.	675,200	1,247
	Zhaojin Mining Industry Co. Ltd.	694,000	1,246
*	Chongqing Rural Commercial Bank	2,150,000	1,216
^	Agile Property Holdings Ltd.	1,090,000	1,211
*,^,
	1 New China Life Insurance Co. Ltd.	322,500	1,191
	China Railway Group Ltd.	3,320,000	1,184
^	Shimao Property Holdings Ltd.	1,150,594	1,183
	China COSCO Holdings Co. Ltd.	2,031,800	1,154
	China Vanke Co. Ltd. Class B	1,035,339	1,132
	Shanghai Electric Group Co. Ltd.	2,408,000	1,106
	China Everbright Ltd.	674,000	1,101
	Soho China Ltd.	1,676,500	1,100
	China Railway Construction Corp. Ltd.	1,686,074	1,093
	China BlueChemical Ltd.	1,410,000	1,070
	Country Garden Holdings Co. Ltd.	2,488,960	1,068
	China Resources Cement Holdings Ltd.	1,470,000	1,058
	China Agri-Industries Holdings Ltd.	1,304,000	1,057
^	Golden Eagle Retail Group Ltd.	461,000	1,056
	CSR Corp. Ltd.	1,596,000	1,050
	Longfor Properties Co. Ltd.	772,500	1,015
	Jiangsu Expressway Co. Ltd.	986,000	981
	Fosun International Ltd.	1,577,000	960
*,^,
	1 CITIC Securities Co. Ltd.	483,500	955
	Zhejiang Expressway Co. Ltd.	1,356,000	950
	Yuexiu Property Co. Ltd.	5,430,000	930
^	Geely Automobile Holdings Ltd.	3,035,000	896
	China Longyuan Power Group Corp.	1,178,000	895
	Zhuzhou CSR Times Electric Co. Ltd.	397,000	875
*,^ China Southern Airlines Co. Ltd.		1,689,000	869
	Datang International Power Generation Co. Ltd.	2,588,000	863
*	Semiconductor Manufacturing International Corp.	16,349,000	862
	Shougang Fushan Resources Group Ltd.	2,106,000	846
	Guangdong Investment Ltd.	1,402,000	811

^	Dongfang Electric Corp. Ltd.	274,000	809
^	Renhe Commercial Holdings Co. Ltd.	6,590,000	781
	Nine Dragons Paper Holdings Ltd.	1,155,331	777
^	Anta Sports Products Ltd.	763,000	766
^	Poly Hong Kong Investments Ltd.	1,499,000	745
^	Guangzhou R&F Properties Co. Ltd.	738,000	722
^	China Communications Services Corp. Ltd.	1,612,800	718
	China Shipping Development Co. Ltd.	1,028,000	714
	Shui On Land Ltd.	2,047,900	712
	BBMG Corp.	927,500	705
*	Shanghai Pharmaceuticals Holding Co. Ltd.	418,300	692
	Franshion Properties China Ltd.	2,828,000	688
^	Huabao International Holdings Ltd.	999,000	679
	Beijing Capital International Airport Co. Ltd.	1,304,000	676
*,^ China Shipping Container Lines Co. Ltd.		3,027,700	670
^	China Foods Ltd.	830,000	660
^	Li Ning Co. Ltd.	631,500	652
	Shenzhen International Holdings Ltd.	9,397,500	642
^	Angang Steel Co. Ltd.	876,000	629
	Sinopec Shanghai Petrochemical Co. Ltd.	1,764,000	625
^	Sany Heavy Equipment International Holdings Co. Ltd.	711,000	623
	Lee & Man Paper Manufacturing Ltd.	1,435,200	586
^	Zhongsheng Group Holdings Ltd.	291,000	581
^	China High Speed Transmission Equipment Group Co. Ltd.	1,039,000	550
	Metallurgical Corp. of China Ltd.	2,208,000	514
*,^ China Eastern Airlines Corp. Ltd.		1,440,000	511
	Bosideng International Holdings Ltd.	1,778,000	511
	China Rongsheng Heavy Industries Group Holdings Ltd.	1,624,500	508
	China Zhongwang Holdings Ltd.	1,220,800	496
	Travelsky Technology Ltd.	894,000	493
^	Maanshan Iron & Steel	1,428,000	493
	China National Materials Co. Ltd.	1,163,000	485
^	New World China Land Ltd.	1,979,400	477
	Sinofert Holdings Ltd.	1,623,153	467
^	China Travel International Inv HK	2,418,000	454
	Lianhua Supermarket Holdings Co. Ltd.	340,200	440
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	438
	CSG Holding Co. Ltd. Class B	563,712	434
	Harbin Electric Co. Ltd.	432,000	417
	Shenzhen Investment Ltd.	1,990,808	416
	People's Food Holdings Ltd.	729,000	399
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	335,200	386
	Guangshen Railway Co. Ltd.	1,022,000	373
	Kingboard Laminates Holdings Ltd.	686,500	367
	China Molybdenum Co. Ltd.	740,000	367
	China Dongxiang Group Co.	2,186,000	363
	KWG Property Holding Ltd.	866,500	359
	Sinotruk Hong Kong Ltd.	631,500	356
^	Hopewell Highway Infrastructure Ltd.	649,100	356
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	382,790	322
^	Hopson Development Holdings Ltd.	524,000	322
	Chongqing Changan Automobile Co. Ltd. Class B	929,261	315
^	Hidili Industry International Development Ltd.	838,000	313
	Weifu High-Technology Group Co. Ltd. Class B	98,200	288
	Sichuan Expressway Co. Ltd.	674,000	288
	China Merchants Property Development Co. Ltd. Class B	187,950	278
*	Citic Resources Holdings Ltd.	1,886,690	277

	Zhejiang Southeast Electric Power Co. Class B	632,700	276
	Sinopec Yizheng Chemical Fibre Co. Ltd.	1,056,000	266
	Sinotrans Ltd.	1,258,000	260
	C C Land Holdings Ltd.	1,157,000	252
	Weiqiao Textile Co.	450,000	231
	Shandong Chenming Paper Holdings Ltd. Class B	476,500	231
	Shenzhen Expressway Co. Ltd.	552,000	229
	Anhui Expressway Co.	376,000	228
	Greentown China Holdings Ltd.	486,500	220
*,^ Huadian Power International Co.		924,000	213
*	Shanghai Haixin Group Co. Class B	462,434	198
*	Shanghai Friendship Group Inc. Ltd. Class B	139,590	194
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	194
	TPV Technology Ltd.	734,000	187
	Guangdong Electric Power Development Co. Ltd. Class B	458,560	183
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	200,391	182
^	Xinjiang Goldwind Science & Technology Co. Ltd.	296,400	170
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	168
	Dazhong Transportation Group Co. Ltd. Class B	345,500	166
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	165
	Guangzhou Shipyard International Co. Ltd.	176,800	156
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	242,110	151
	Foshan Electrical and Lighting Co. Ltd. Class B	198,820	148
	Jiangling Motors Corp. Ltd. Class B	69,000	143
	China Huiyuan Juice Group Ltd.	383,000	136
*	BOE Technology Group Co. Ltd. Class B	858,720	122
	Bengang Steel Plates Co. Class B	372,700	117
	Guangzhou Pharmaceutical Co. Ltd.	148,000	116
	Beijing North Star Co. Ltd.	620,000	106
	Jinzhou Port Co. Ltd. Class B	211,860	103
*	Huadian Energy Co. Ltd. Class B	299,100	82
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	108,700	81
	Chaoda Modern Agriculture Holdings Ltd.	2,603,884	81
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	75
^	Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	73
	Double Coin Holdings Ltd. Class B	132,000	72
	Guangdong Provincial Expressway Development Co. Ltd. Class B	212,800	65
	Hainan Airlines Co. Ltd. Class B	35,200	24
			541,884
Colombia (0.2%)
	Ecopetrol SA	3,460,470	8,794
	BanColombia SA	299,547	4,630
	BanColombia SA ADR	57,258	3,550
	Grupo de Inversiones Suramericana SA	176,211	2,967
	Almacenes Exito SA	174,060	2,365
	Inversiones Argos SA	247,210	2,289
	Interconexion Electrica SA ESP	261,622	1,622
	Cementos Argos SA	268,328	1,616
	Corp Financiera Colombiana SA	70,125	1,336
	Isagen SA ESP	613,428	706
			29,875
Czech Republic (0.1%)
	CEZ AS	169,290	6,849
	Komercni Banka AS	12,480	2,391
	Telefonica Czech Republic AS	104,549	2,085
			11,325

Denmark (0.8%)
	Novo Nordisk A/S Class B	385,165	45,769
*	Danske Bank A/S	725,364	10,573
	AP Moeller - Maersk A/S Class B	1,289	9,506
	Carlsberg A/S Class B	92,356	7,040
	Novozymes A/S	210,981	5,952
	AP Moeller - Maersk A/S Class A	530	3,726
	Coloplast A/S Class B	23,895	3,528
	DSV A/S	159,536	3,266
	FLSmidth & Co. A/S	41,553	3,079
*,^ Vestas Wind Systems A/S		161,835	1,826
*,^ William Demant Holding A/S		18,229	1,511
	Tryg A/S	20,095	1,093
	H Lundbeck A/S	45,810	904
	Rockwool International A/S Class B	6,226	591
			98,364
Egypt (0.1%)
	Orascom Construction Industries GDR	87,402	3,627
	Commercial International Bank Egypt SAE	452,673	1,774
	Orascom Telecom Holding SAE GDR	394,184	1,208
*	Talaat Moustafa Group	1,274,836	842
*	Egyptian Financial Group-Hermes Holding	393,747	776
	Egyptian Kuwaiti Holding Co. SAE	629,354	705
	Telecom Egypt Co.	261,840	650
	Egyptian Co. for Mobile Services	30,416	528
	National Societe Generale Bank SAE	95,052	444
*	Orascom Telecom Media And Technology Holding SAE GDR	394,184	356
	Ezz Steel	305,708	286
	Sidi Kerir Petrochemcials Co.	114,979	264
	ElSwedy Electric Co.	60,041	257
	Maridive & Oil Services SAE	82,031	146
*	Egyptian Iron & Steel Co.	147,028	110
			11,973
Finland (0.6%)
	Nokia Oyj	2,930,903	14,721
	Sampo Oyj	437,170	11,524
	Fortum Oyj	347,270	7,636
	Kone Oyj Class B	129,185	7,051
	UPM-Kymmene Oyj	409,889	5,270
	Wartsila OYJ Abp	151,730	5,128
	Metso Oyj	117,188	5,127
	Nokian Renkaat Oyj	101,536	3,635
	Stora Enso Oyj	470,495	3,360
	Kesko Oyj Class B	52,533	1,857
	Neste Oil Oyj	106,423	1,196
^	Rautaruukki Oyj	81,312	896
^	Outokumpu Oyj	104,508	860
^	Sanoma Oyj	38,003	514
			68,775
France (6.8%)
	Total SA	1,740,298	92,240
	Sanofi	1,014,195	75,196
	LVMH Moet Hennessy Louis Vuitton SA	286,282	46,379
	GDF Suez	1,314,922	35,799
	BNP Paribas SA	812,288	34,550
	Danone	504,883	31,235

Air Liquide SA	220,484	27,826
AXA SA	1,807,899	27,528
Schneider Electric SA	428,403	26,674
L'Oreal SA	234,711	25,002
France Telecom SA	1,550,476	23,309
Vinci SA	441,400	20,537
Vivendi SA	965,666	20,259
Pernod-Ricard SA	204,973	19,717
ArcelorMittal	915,148	18,800
Cie de St-Gobain	412,910	18,441
Societe Generale SA	604,127	16,150
Unibail-Rodamco SE	71,007	13,664
Cie Generale d'Optique Essilor International SA	165,514	12,141
Carrefour SA	528,100	12,091
PPR	73,787	11,652
^ Hermes International	32,865	11,425
Alstom SA	228,541	8,753
European Aeronautic Defence and Space Co. NV	254,374	8,553
Technip SA	86,082	8,109
Christian Dior SA	56,441	8,000
Renault SA	172,330	7,372
Cie Generale des Etablissements Michelin Class B	104,526	7,172
Legrand SA	204,563	7,063
^ Sodexo	92,103	6,843
Lafarge SA	166,389	6,808
Vallourec SA	91,803	6,214
SES SA	258,931	6,124
Bouygues SA	183,790	5,740
Publicis Groupe SA	113,503	5,721
Accor SA	176,350	5,372
Safran SA	162,249	5,061
Credit Agricole SA	776,673	4,800
Eutelsat Communications SA	127,999	4,756
EDF SA	202,598	4,678
Veolia Environnement SA	404,938	4,613
Cap Gemini SA	119,901	4,384
Edenred	174,841	4,253
Dassault Systemes SA	47,009	3,902
Arkema SA	47,794	3,874
Suez Environnement Co.	295,412	3,785
SCOR SE	147,461	3,715
Gemalto NV	68,536	3,681
Groupe Eurotunnel SA	426,086	3,517
STMicroelectronics NV	526,645	3,515
* Cie Generale de Geophysique - Veritas	116,119	3,250
* Alcatel-Lucent	1,836,982	3,243
Bureau Veritas SA	43,064	3,160
Casino Guichard Perrachon SA	34,176	3,045
Zodiac Aerospace	32,621	2,913
Valeo SA	61,247	2,885
Lagardere SCA	101,107	2,881
Societe BIC SA	28,938	2,580
Peugeot SA	138,443	2,562
AtoS	47,689	2,401
Klepierre	73,620	2,215
Natixis	718,762	2,214
Thales SA	62,235	2,133

	Iliad SA	17,273	2,089
	CNP Assurances	137,751	1,858
	Aeroports de Paris	22,804	1,686
	Imerys SA	30,021	1,676
	Eiffage SA	54,493	1,675
	SEB SA	19,455	1,618
	Wendel SA	19,723	1,470
	Fonciere Des Regions	21,864	1,446
	Gecina SA	14,762	1,412
	Societe Television Francaise 1	127,690	1,409
	ICADE	17,155	1,400
	BioMerieux	15,805	1,331
*	JCDecaux SA	50,489	1,283
	Eramet	8,376	1,265
	Rexel SA	62,679	1,237
	Faurecia	42,985	1,077
	Eurazeo	23,575	1,029
	APERAM	46,025	946
^	Bollore	3,894	790
	Euler Hermes SA	10,905	723
*,^ Air France-KLM		113,276	720
	Ciments Francais SA	8,036	594
^	PagesJaunes Groupe	108,203	502
	Ipsen SA	14,092	414
			842,125
Germany (5.4%)
^	Siemens AG	712,378	67,275
	BASF SE	719,332	55,489
	Daimler AG	827,060	45,904
	Bayer AG	644,385	45,266
	SAP AG	716,366	43,313
	Allianz SE	354,786	39,111
	E.ON AG	1,484,793	31,859
	Deutsche Bank AG	725,446	30,910
	Deutsche Telekom AG	2,548,774	28,716
	Volkswagen AG Prior Pfd.	132,880	23,619
	Bayerische Motoren Werke AG	234,139	20,093
	Muenchener Rueckversicherungs AG	147,301	19,209
	RWE AG	448,398	17,220
	Linde AG	99,301	15,791
	Fresenius Medical Care AG & Co. KGaA	174,821	12,499
	Adidas AG	162,720	11,757
	Deutsche Post AG	702,032	11,707
	Fresenius SE & Co. KGaA	99,805	10,146
*	Deutsche Boerse AG	151,709	8,959
	Henkel AG & Co. KGaA Prior Pfd.	138,564	8,561
	ThyssenKrupp AG	300,199	8,558
	Infineon Technologies AG	836,497	7,666
	Porsche Automobil Holding SE Prior Pfd.	119,117	7,335
	HeidelbergCement AG	145,516	7,180
*	Commerzbank AG	2,982,688	7,170
	K&S AG	148,885	7,118
	MAN SE	55,302	5,834
	Merck KGaA	50,944	5,323
	Henkel AG & Co. KGaA	101,690	5,294
*	Continental AG	62,440	5,007
	Metro AG	126,087	4,867

	GEA Group AG	142,328	4,586
	Beiersdorf AG	71,676	4,311
	Lanxess AG	65,769	4,300
	Volkswagen AG	22,699	3,682
*	Kabel Deutschland Holding AG	70,146	3,664
	Brenntag AG	30,087	3,154
*	QIAGEN NV	182,255	2,977
	Hochtief AG	44,700	2,891
	Hannover Rueckversicherung AG	46,698	2,488
	Bilfinger Berger SE	26,888	2,472
	Deutsche Lufthansa AG	177,082	2,459
	Salzgitter AG	34,612	2,074
	Axel Springer AG	38,534	1,810
	Fraport AG Frankfurt Airport Services Worldwide	29,344	1,763
	Software AG	49,844	1,628
	Puma SE	4,826	1,513
	United Internet AG	78,016	1,461
*,^ TUI AG		192,079	1,403
	Suedzucker AG	44,913	1,330
	Celesio AG	68,007	1,313
	Hugo Boss AG Prior Pfd.	13,452	1,203
^	Wacker Chemie AG	12,080	1,110
	Fielmann AG	9,810	1,019
	Hamburger Hafen und Logistik AG	22,745	730
^	SMA Solar Technology AG	8,039	498
			674,595
Greece (0.1%)
*	National Bank of Greece SA	670,093	2,405
	Coca Cola Hellenic Bottling Co. SA	114,166	2,117
	OPAP SA	191,250	1,958
*	National Bank of Greece SA ADR	415,591	1,517
	Hellenic Telecommunications Organization SA ADR	613,448	1,169
*	Alpha Bank AE	406,598	802
	Hellenic Petroleum SA	92,718	699
	Public Power Corp. SA	89,608	465
*	EFG Eurobank Ergasias SA	329,973	397
			11,529
Hong Kong (2.4%)
	Hutchison Whampoa Ltd.	2,491,000	23,645
	AIA Group Ltd.	7,034,402	23,458
	Sun Hung Kai Properties Ltd.	1,499,409	20,745
	Cheung Kong Holdings Ltd.	1,356,000	18,237
	Hong Kong Exchanges and Clearing Ltd.	831,500	14,410
	CLP Holdings Ltd.	1,417,000	11,594
	Hong Kong & China Gas Co. Ltd.	4,593,868	10,898
	Jardine Matheson Holdings Ltd.	205,274	10,616
	Li & Fung Ltd.	4,712,000	10,262
	Power Assets Holdings Ltd.	1,250,000	9,019
	BOC Hong Kong Holdings Ltd.	3,295,737	8,691
	Swire Pacific Ltd. Class A	703,000	7,813
	Hang Seng Bank Ltd.	593,100	7,645
	Hongkong Land Holdings Ltd.	1,358,130	6,979
	Wharf Holdings Ltd.	1,180,275	6,709
^	Bank of East Asia Ltd.	1,605,600	6,542
	Link REIT	1,759,343	6,405
*	Sands China Ltd.	1,886,000	6,354

	Hang Lung Properties Ltd.	1,738,000	5,968
	Jardine Strategic Holdings Ltd.	172,000	5,353
	Hang Lung Group Ltd.	782,000	4,971
	Henderson Land Development Co. Ltd.	909,466	4,929
	MTR Corp.	1,342,500	4,470
	New World Development Co. Ltd.	3,494,705	3,823
	Sino Land Co. Ltd.	2,261,600	3,767
^	Wynn Macau Ltd.	1,211,200	3,094
	SJM Holdings Ltd.	1,708,000	3,047
	Shangri-La Asia Ltd.	1,238,390	2,570
	First Pacific Co. Ltd.	2,245,200	2,567
	Hysan Development Co. Ltd.	628,000	2,466
	Cathay Pacific Airways Ltd.	1,244,015	2,460
	Kerry Properties Ltd.	571,000	2,192
*,^,
	1 Galaxy Entertainment Group Ltd.	980,000	2,125
	Cheung Kong Infrastructure Holdings Ltd.	372,000	2,114
	Wheelock & Co. Ltd.	649,000	2,071
^	ASM Pacific Technology Ltd.	154,100	1,983
	Yue Yuen Industrial Holdings Ltd.	637,830	1,951
	AAC Technologies Holdings Inc.	706,000	1,720
	Wing Hang Bank Ltd.	179,500	1,652
^	VTech Holdings Ltd.	150,200	1,565
	Television Broadcasts Ltd.	252,000	1,467
	Esprit Holdings Ltd.	993,396	1,466
	Hopewell Holdings Ltd.	525,500	1,372
	PCCW Ltd.	4,271,000	1,348
	NWS Holdings Ltd.	785,500	1,272
^	Xinyi Glass Holdings Ltd.	2,116,000	1,251
	Lifestyle International Holdings Ltd.	531,000	1,242
*	Swire Properties Ltd.	447,300	1,127
*,^ Foxconn International Holdings Ltd.		1,634,000	1,123
	Guoco Group Ltd.	104,000	1,079
	Orient Overseas International Ltd.	193,000	1,005
	Techtronic Industries Co.	905,000	1,005
	Cafe de Coral Holdings Ltd.	348,000	795
	Johnson Electric Holdings Ltd.	1,335,500	790
	Hongkong & Shanghai Hotels	563,000	748
^	Champion REIT	1,880,000	744
	Great Eagle Holdings Ltd.	253,000	623
	Texwinca Holdings Ltd.	548,000	601
*,^ Melco International Development Ltd.		670,000	565
^	Shun Tak Holdings Ltd.	1,303,000	551
	Hong Kong Aircraft Engineering Co. Ltd.	39,200	545
	Chinese Estates Holdings Ltd.	281,500	456
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,035,000	423
	Dah Sing Financial Holdings Ltd.	108,900	373
*	Mongolia Energy Corp. Ltd.	3,891,000	355
	Brightoil Petroleum Holdings Ltd.	1,547,000	329
	Kowloon Development Co. Ltd.	311,000	291
	Dah Sing Banking Group Ltd.	260,920	263
	Hutchison Harbour Ring Ltd.	2,988,000	262
	Public Financial Holdings Ltd.	326,000	141
*	HKT Trust and HKT Ltd.	92,847	60
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	39,600	2
			300,554

Hungary (0.1%)
* MOL Hungarian Oil and Gas plc	62,003	5,194
^ OTP Bank plc	222,088	3,984
Richter Gedeon Nyrt	11,655	1,917
Magyar Telekom Telecommunications plc	345,969	824
		11,919
India (2.1%)
Infosys Ltd. ADR	346,564	19,058
ITC Ltd.	4,517,375	18,611
Housing Development Finance Corp.	841,150	11,855
1 Reliance Industries Ltd. GDR	355,189	11,773
Larsen & Toubro Ltd.	354,437	9,376
Reliance Industries Ltd.	547,764	9,031
Bharti Airtel Ltd.	1,182,411	8,730
ICICI Bank Ltd. ADR	192,169	6,958
HDFC Bank Ltd. ADR	211,521	6,563
Bajaj Auto Ltd.	167,001	5,402
Infosys Ltd.	97,087	5,341
Tata Consultancy Services Ltd.	225,912	5,160
Oil & Natural Gas Corp. Ltd.	921,687	5,139
Axis Bank Ltd.	235,735	5,113
Hindustan Unilever Ltd.	664,680	5,090
State Bank of India GDR	52,839	4,409
NTPC Ltd.	1,266,144	4,403
Wipro Ltd. ADR	339,346	3,692
Tata Motors Ltd.	720,278	3,538
Cipla Ltd.	475,015	3,361
Hindalco Industries Ltd.	1,133,723	3,349
Coal India Ltd.	495,705	3,276
Jindal Steel & Power Ltd.	292,777	3,199
Bharat Heavy Electricals Ltd.	577,315	2,920
HDFC Bank Ltd.	289,461	2,865
Sun Pharmaceutical Industries Ltd.	239,063	2,648
Grasim Industries Ltd.	50,083	2,643
Lupin Ltd.	254,847	2,445
Hero Motocorp Ltd.	62,173	2,339
Punjab National Bank	119,977	2,279
Kotak Mahindra Bank Ltd.	225,140	2,265
Infrastructure Development Finance Co. Ltd.	839,391	2,253
Mahindra & Mahindra Ltd.	163,529	2,224
Power Grid Corp. of India Ltd.	1,050,491	2,209
GAIL India Ltd.	287,866	2,170
Titan Industries Ltd.	527,386	2,160
Ultratech Cement Ltd.	86,339	2,119
Nestle India Ltd.	22,612	1,935
Adani Enterprises Ltd.	210,272	1,766
DLF Ltd.	391,741	1,705
Tata Steel Ltd.	178,741	1,626
Maruti Suzuki India Ltd.	64,542	1,547
Sterlite Industries India Ltd.	623,966	1,446
Sesa Goa Ltd.	324,361	1,425
HCL Technologies Ltd.	156,654	1,382
Tata Power Co. Ltd.	644,880	1,353
Dr Reddy's Laboratories Ltd. ADR	39,379	1,345
Asian Paints Ltd.	21,394	1,296
* Idea Cellular Ltd.	634,843	1,222
JSW Steel Ltd.	85,391	1,206

ICICI Bank Ltd.	65,060	1,182
Ambuja Cements Ltd.	362,903	1,179
NMDC Ltd.	307,829	1,109
Dr Reddy's Laboratories Ltd.	32,329	1,104
Colgate-Palmolive India Ltd.	54,385	1,101
Reliance Infrastructure Ltd.	101,739	1,100
Jaiprakash Associates Ltd.	747,372	1,052
Tata Chemicals Ltd.	152,444	1,051
Rural Electrification Corp. Ltd.	268,340	1,030
Indian Oil Corp. Ltd.	173,257	1,012
* Cairn India Ltd.	144,000	986
Bharat Petroleum Corp. Ltd.	85,112	985
Canara Bank	103,187	979
Steel Authority of India Ltd.	474,190	972
Zee Entertainment Enterprises Ltd.	369,440	955
Reliance Communications Ltd.	472,822	946
Adani Ports and Special Economic Zone	318,646	940
Siemens Ltd.	62,590	924
Bank of Baroda	60,801	924
Bank of India	131,592	916
* Reliance Power Ltd.	443,994	906
Cummins India Ltd.	105,733	897
Ranbaxy Laboratories Ltd.	98,497	894
ACC Ltd.	36,537	881
Bajaj Holdings and Investment Ltd.	64,808	879
Exide Industries Ltd.	324,221	868
Power Finance Corp. Ltd.	252,357	865
Divi's Laboratories Ltd.	54,035	858
Bharat Forge Ltd.	140,328	825
* Satyam Computer Services Ltd.	552,042	818
* Unitech Ltd.	1,523,516	801
Hindustan Petroleum Corp. Ltd.	133,397	796
Dabur India Ltd.	406,340	773
Union Bank of India	162,841	750
Indiabulls Financial Services Ltd.	190,150	696
Reliance Capital Ltd.	92,778	673
United Spirits Ltd.	49,346	665
Crompton Greaves Ltd.	245,489	661
Glenmark Pharmaceuticals Ltd.	106,346	634
Mphasis Ltd.	82,000	625
Oil India Ltd.	25,281	619
* GlaxoSmithKline Pharmaceuticals Ltd.	15,508	607
NHPC Ltd.	1,427,030	594
Container Corp. Of India	29,845	586
Wipro Ltd.	67,218	562
Bharat Electronics Ltd.	19,420	551
* Oracle Financial Services Software Ltd.	13,331	534
Piramal Healthcare Ltd.	63,995	529
Hindustan Zinc Ltd.	189,510	517
Cadila Healthcare Ltd.	37,487	501
Shriram Transport Finance Co. Ltd.	41,408	487
Ashok Leyland Ltd.	808,985	445
* GMR Infrastructure Ltd.	745,467	440
Great Eastern Shipping Co. Ltd.	93,331	438
Torrent Power Ltd.	100,414	420
Castrol India Ltd.	41,330	410
* Adani Power Ltd.	251,553	407

* Suzlon Energy Ltd.	693,659	391
* Housing Development & Infrastructure Ltd.	241,664	387
Aditya Birla Nuvo Ltd.	21,073	348
IDBI Bank Ltd.	164,815	337
Godrej Industries Ltd.	73,817	302
Financial Technologies India Ltd.	19,257	281
National Aluminium Co. Ltd.	241,552	279
JSW Energy Ltd.	250,611	273
Tata Communications Ltd. ADR	28,603	263
Oriental Bank of Commerce	45,577	235
Sun TV Network Ltd.	37,959	234
Punj Lloyd Ltd.	211,766	226
Aban Offshore Ltd.	24,789	223
ABB Ltd.	11,814	195
Corp Bank	22,522	189
Mangalore Refinery & Petrochemicals Ltd.	149,186	184
* Essar Oil Ltd.	117,332	145
* Tata Teleservices Maharashtra Ltd.	391,536	125
Tata Communications Ltd.	25,747	117
* Lanco Infratech Ltd.	381,279	116
* Mahanagar Telephone Nigam	162,784	101
Shipping Corp. of India Ltd.	67,304	89
* Mahanagar Telephone Nigam ADR	61,350	75
* Jet Airways India Ltd.	9,411	48
		265,242
Indonesia (0.7%)
Astra International Tbk PT	2,358,500	20,652
Bank Central Asia Tbk PT	9,549,500	8,480
Bank Rakyat Indonesia Persero Tbk PT	9,515,000	7,228
United Tractors Tbk PT	2,177,272	6,853
Telekomunikasi Indonesia Tbk PT	7,828,000	5,968
Bank Mandiri Tbk PT	7,255,478	5,394
Bumi Resources Tbk PT	16,100,500	4,551
Semen Gresik Persero Tbk PT	2,359,000	2,961
Perusahaan Gas Negara PT	7,581,500	2,839
Gudang Garam Tbk PT	444,500	2,813
Unilever Indonesia Tbk PT	1,182,000	2,571
Kalbe Farma Tbk PT	6,057,500	2,372
Adaro Energy Tbk PT	9,991,106	2,028
Charoen Pokphand Indonesia Tbk PT	6,607,500	1,833
Bank Negara Indonesia Persero Tbk PT	4,227,144	1,697
Tambang Batubara Bukit Asam Tbk PT	742,500	1,660
Indocement Tunggal Prakarsa Tbk PT	856,500	1,611
Indofood Sukses Makmur Tbk PT	2,753,500	1,469
Indo Tambangraya Megah TBK PT	259,000	1,055
Indosat Tbk PT	1,700,500	1,029
Astra Agro Lestari Tbk PT	357,500	818
Bank Danamon Indonesia Tbk PT	1,526,894	767
Vale Indonesia Tbk	1,600,000	710
Aneka Tambang Tbk PT	3,116,500	650
		88,009
Ireland (0.2%)
CRH plc	556,349	11,067
* Elan Corp. plc	461,820	6,268
Kerry Group plc Class A	107,104	3,938
* Ryanair Holdings plc ADR	102,135	3,426

* Ryanair Holdings plc	58,749	323
* Irish Bank Resolution Corp. Ltd.	236,607	—
		25,022
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	695,128	31,385
Israel Chemicals Ltd.	396,234	4,136
Bank Leumi Le-Israel BM	1,141,025	3,707
Bezeq The Israeli Telecommunication Corp. Ltd.	1,572,509	2,716
Bank Hapoalim BM	754,456	2,620
* NICE Systems Ltd.	47,294	1,696
Israel Corp. Ltd.	1,805	1,094
* Isramco - LP	6,947,757	987
* Israel Discount Bank Ltd. Class A	616,136	884
Delek Group Ltd.	3,581	760
* Avner Oil Exploration LLP	1,044,053	745
Mizrahi Tefahot Bank Ltd.	82,131	716
* Delek Drilling - LP	167,604	683
Elbit Systems Ltd.	16,328	679
Azrieli Group	26,709	651
Gazit-Globe Ltd.	64,174	640
Cellcom Israel Ltd. (Registered)	37,303	541
Osem Investments Ltd.	33,048	502
Partner Communications Co. Ltd.	58,240	480
* Ratio Oil Exploration 1992 LP	4,274,171	427
* Oil Refineries Ltd.	682,924	404
Paz Oil Co. Ltd.	2,521	336
Strauss Group Ltd.	21,363	262
Migdal Insurance & Financial Holding Ltd.	171,429	252
Clal Insurance Enterprises Holdings Ltd.	16,465	250
* Hot Telecommunication System Ltd.	18,619	229
Shufersal Ltd.	56,514	211
Clal Industries and Investments Ltd.	38,102	185
Shikun & Binui Ltd.	93,071	163
Ormat Industries	35,364	162
Harel Insurance Investments & Financial Services Ltd.	4,300	161
* Koor Industries Ltd.	11,063	147
Jerusalem Economy Ltd.	18,922	136
Discount Investment Corp.	19,579	129
* Menorah Mivtachim Holdings Ltd.	16,132	123
* IDB Holding Corp. Ltd.	11,488	122
Delek Automotive Systems Ltd.	16,396	107
* Africa Israel Investments Ltd.	24,987	87
* B Communications Ltd.	6,936	83
* First International Bank Of Israel Ltd.	5,951	59
Property & Building Corp.	1,142	52
* Given Imaging Ltd.		—
		59,709
Italy (1.7%)
ENI SPA	2,124,702	47,077
Enel SPA	5,472,918	22,416
Assicurazioni Generali SPA	1,211,139	18,930
Intesa Sanpaolo SPA (Registered)	9,098,747	17,428
UniCredit SPA	3,409,667	17,007
Saipem SPA	255,934	12,006
Telecom Italia SPA (Registered)	10,482,030	10,682
* Fiat Industrial SPA	643,247	6,321

	Snam Rete Gas SPA	1,321,326	5,957
	Atlantia SPA	358,115	5,581
	Tenaris SA ADR	137,850	5,412
	Terna Rete Elettrica Nazionale SPA	1,166,119	4,274
	Telecom Italia SPA (Bearer)	4,687,252	3,945
	Fiat SPA	610,511	3,674
	Luxottica Group SPA	107,250	3,528
	Unione di Banche Italiane SCPA	696,988	3,208
	Enel Green Power SPA	1,557,988	3,105
	Prysmian SPA	164,621	2,478
	Banco Popolare SC	1,371,413	2,075
	Mediaset SPA	676,623	2,004
	Mediobanca SPA	334,181	1,968
	Tenaris SA	91,825	1,804
	Banca Monte dei Paschi di Siena SPA	4,306,422	1,639
	Finmeccanica SPA	343,516	1,550
	Davide Campari-Milano SPA	225,501	1,504
	Pirelli & C SPA	153,479	1,422
	Exor SPA	61,249	1,416
	A2A SPA	1,200,963	1,145
	Autogrill SPA	100,681	1,105
^	Banca Carige SPA	556,443	1,101
^	Exor SPA Prior Pfd.	38,234	794
	Mediolanum SPA	164,544	708
*	Buzzi Unicem SPA	64,063	682
*	Lottomatica SPA	38,923	653
	Parmalat SPA	284,355	540
*,^ Edison SPA		424,615	463
			215,602
Japan (13.6%)
	Toyota Motor Corp.	1,843,061	67,977
	Mitsubishi UFJ Financial Group Inc.	11,024,937	50,940
	Canon Inc.	1,037,461	44,533
	Honda Motor Co. Ltd.	1,058,768	36,540
	Sumitomo Mitsui Financial Group Inc.	1,102,014	35,243
	Mizuho Financial Group Inc.	18,645,339	28,236
	NTT DoCoMo Inc.	13,722	24,401
	FANUC Corp.	139,861	23,548
	Komatsu Ltd.	784,400	22,121
	Mitsubishi Corp.	964,800	22,063
	Takeda Pharmaceutical Co. Ltd.	462,600	20,111
	Japan Tobacco Inc.	3,898	19,248
	Nippon Telegraph & Telephone Corp.	375,444	18,834
	Softbank Corp.	649,100	18,140
	Mitsui & Co. Ltd.	1,062,500	18,062
	KDDI Corp.	2,627	16,683
	Nissan Motor Co. Ltd.	1,756,500	16,640
	East Japan Railway Co.	233,700	15,168
	Hitachi Ltd.	2,641,178	14,692
	Seven & I Holdings Co. Ltd.	517,036	14,594
	Inpex Corp.	2,133	14,593
	Panasonic Corp.	1,798,320	14,559
	Sony Corp.	776,200	14,192
	Shin-Etsu Chemical Co. Ltd.	250,900	13,066
	Mitsubishi Estate Co. Ltd.	813,500	13,022
	Kyocera Corp.	148,500	12,689
	Mitsubishi Heavy Industries Ltd.	2,632,000	12,081

Tokio Marine Holdings Inc.	470,000	11,799
Mitsui Fudosan Co. Ltd.	689,500	11,379
Mitsubishi Electric Corp.	1,254,300	11,293
Nintendo Co. Ltd.	82,900	11,258
Astellas Pharma Inc.	273,900	11,255
Bridgestone Corp.	474,900	10,866
Kao Corp.	409,700	10,800
Central Japan Railway Co.	1,253	10,786
Nomura Holdings Inc.	2,874,300	10,597
Toshiba Corp.	2,475,200	10,528
Sumitomo Corp.	730,300	10,526
Denso Corp.	344,700	10,267
MS&AD Insurance Group Holdings	497,615	10,228
Sumitomo Mitsui Trust Holdings Inc.	3,230,880	10,136
ITOCHU Corp.	925,700	10,080
Murata Manufacturing Co. Ltd.	175,400	10,039
Nippon Steel Corp.	3,974,700	9,773
Otsuka Holdings Co. Ltd.	325,600	9,233
Kansai Electric Power Co. Inc.	552,500	8,913
JX Holdings Inc.	1,461,700	8,864
Fast Retailing Co. Ltd.	41,300	8,232
Chubu Electric Power Co. Inc.	445,800	8,213
Dai-ichi Life Insurance Co. Ltd.	7,787	8,175
Nidec Corp.	84,400	8,086
Keyence Corp.	32,310	8,081
ORIX Corp.	85,720	8,033
Daiichi Sankyo Co. Ltd.	414,700	7,917
Suzuki Motor Corp.	325,300	7,435
SMC Corp.	41,886	7,276
Eisai Co. Ltd.	173,900	7,208
Hoya Corp.	338,400	7,193
Toray Industries Inc.	953,915	7,183
FUJIFILM Holdings Corp.	300,700	7,145
NKSJ Holdings Inc.	325,600	7,109
Sumitomo Realty & Development Co. Ltd.	371,700	7,084
Marubeni Corp.	1,014,236	7,014
Tokyo Gas Co. Ltd.	1,514,000	7,005
Kirin Holdings Co. Ltd.	567,200	6,979
Resona Holdings Inc.	1,466,873	6,557
Fujitsu Ltd.	1,214,700	6,502
Sumitomo Metal Mining Co. Ltd.	448,700	6,480
JFE Holdings Inc.	357,600	6,389
Secom Co. Ltd.	136,300	6,386
Asahi Group Holdings Ltd.	282,800	6,269
Aeon Co. Ltd.	464,500	6,134
Tokyo Electron Ltd.	106,100	6,048
Daito Trust Construction Co. Ltd.	63,000	5,948
Terumo Corp.	123,600	5,936
Nikon Corp.	232,700	5,706
Sharp Corp.	650,500	5,611
Asahi Glass Co. Ltd.	686,300	5,598
Sumitomo Electric Industries Ltd.	461,100	5,571
^ Kintetsu Corp.	1,330,500	5,359
Asahi Kasei Corp.	819,000	5,198
Isuzu Motors Ltd.	994,200	5,049
Sumitomo Metal Industries Ltd.	2,797,000	5,006
Daikin Industries Ltd.	171,800	4,992

Mitsubishi Chemical Holdings Corp.	883,900	4,975
West Japan Railway Co.	116,300	4,942
Osaka Gas Co. Ltd.	1,221,500	4,911
Daiwa Securities Group Inc.	1,357,500	4,891
Ajinomoto Co. Inc.	398,000	4,817
Yamada Denki Co. Ltd.	74,780	4,784
* Taisho Pharmaceutical Holdings Co. Ltd.	52,200	4,589
Yamato Holdings Co. Ltd.	276,200	4,578
Kubota Corp.	504,700	4,564
Dai Nippon Printing Co. Ltd.	412,200	4,445
Hankyu Hanshin Holdings Inc.	986,700	4,431
Daiwa House Industry Co. Ltd.	349,700	4,424
Rohm Co. Ltd.	89,100	4,416
Tobu Railway Co. Ltd.	838,415	4,397
Kuraray Co. Ltd.	296,500	4,318
Shiseido Co. Ltd.	234,300	4,313
Odakyu Electric Railway Co. Ltd.	425,500	4,230
Unicharm Corp.	80,400	4,229
Yakult Honsha Co. Ltd.	137,400	4,222
Yahoo Japan Corp.	13,579	4,155
JGC Corp.	150,000	4,150
Shizuoka Bank Ltd.	403,200	4,148
T&D Holdings Inc.	402,550	4,105
* NEC Corp.	2,047,000	4,097
Kyushu Electric Power Co. Inc.	276,700	3,981
Chugoku Electric Power Co. Inc.	215,800	3,953
Ono Pharmaceutical Co. Ltd.	69,400	3,919
Sumitomo Chemical Co. Ltd.	969,500	3,913
* Mitsubishi Motors Corp.	3,215,200	3,892
Shikoku Electric Power Co. Inc.	133,700	3,878
Omron Corp.	186,100	3,752
JS Group Corp.	180,700	3,744
Oriental Land Co. Ltd.	35,100	3,735
Sekisui House Ltd.	393,000	3,696
Bank of Yokohama Ltd.	794,868	3,691
Aisin Seiki Co. Ltd.	116,200	3,679
Ricoh Co. Ltd.	435,000	3,676
TDK Corp.	75,800	3,620
Dentsu Inc.	107,900	3,610
Tokyu Corp.	728,855	3,591
Nitto Denko Corp.	100,800	3,587
Lawson Inc.	57,500	3,499
Electric Power Development Co. Ltd.	131,400	3,495
Sega Sammy Holdings Inc.	157,100	3,416
Toppan Printing Co. Ltd.	406,000	3,255
Chiba Bank Ltd.	516,500	3,214
OJI Paper Co. Ltd.	624,200	3,213
Fuji Heavy Industries Ltd.	462,200	3,149
Makita Corp.	81,500	3,084
JSR Corp.	148,600	3,050
Kobe Steel Ltd.	1,833,000	3,015
Keikyu Corp.	325,500	2,990
Nomura Research Institute Ltd.	129,300	2,949
Brother Industries Ltd.	216,300	2,918
Credit Saison Co. Ltd.	142,559	2,909
JTEKT Corp.	270,900	2,906
Fukuoka Financial Group Inc.	676,700	2,895

NTT Data Corp.	878	2,886
Toyota Industries Corp.	100,200	2,881
Kawasaki Heavy Industries Ltd.	958,800	2,827
Benesse Holdings Inc.	60,000	2,796
Keio Corp.	376,000	2,775
Shionogi & Co. Ltd.	206,100	2,754
Chugai Pharmaceutical Co. Ltd.	172,400	2,746
Tohoku Electric Power Co. Inc.	291,000	2,744
Sekisui Chemical Co. Ltd.	312,000	2,739
Shimano Inc.	54,800	2,711
Mitsui OSK Lines Ltd.	712,500	2,700
Olympus Corp.	158,700	2,681
Yamaha Motor Co. Ltd.	201,800	2,679
Nissin Foods Holdings Co. Ltd.	68,900	2,626
Isetan Mitsukoshi Holdings Ltd.	232,240	2,621
Trend Micro Inc.	82,300	2,617
* Tokyo Electric Power Co. Inc.	943,663	2,601
NGK Insulators Ltd.	201,000	2,585
Daihatsu Motor Co. Ltd.	132,200	2,558
Nippon Electric Glass Co. Ltd.	292,500	2,551
^ Nippon Yusen KK	988,700	2,512
Nippon Express Co. Ltd.	624,500	2,506
Mitsubishi Materials Corp.	780,000	2,442
Hokuriku Electric Power Co.	123,800	2,405
NSK Ltd.	318,000	2,369
Sony Financial Holdings Inc.	138,300	2,306
FamilyMart Co. Ltd.	56,400	2,288
Konica Minolta Holdings Inc.	311,000	2,268
Dena Co. Ltd.	89,400	2,268
IHI Corp.	861,000	2,267
Sumitomo Heavy Industries Ltd.	353,200	2,267
Hirose Electric Co. Ltd.	23,300	2,243
Keihan Electric Railway Co. Ltd.	450,000	2,238
THK Co. Ltd.	103,200	2,224
Kyowa Hakko Kirin Co. Ltd.	180,000	2,222
Rinnai Corp.	31,400	2,184
Konami Corp.	81,900	2,171
Shimizu Corp.	470,000	2,149
TonenGeneral Sekiyu KK	225,000	2,148
Joyo Bank Ltd.	484,000	2,147
Kajima Corp.	631,200	2,138
Santen Pharmaceutical Co. Ltd.	51,700	2,123
Kurita Water Industries Ltd.	77,000	2,098
Toyota Tsusho Corp.	110,000	2,090
Toho Gas Co. Ltd.	321,000	2,084
Obayashi Corp.	431,700	2,082
^ Gree Inc.	71,700	2,081
Nitori Holdings Co. Ltd.	22,500	2,069
MEIJI Holdings Co. Ltd.	44,845	1,964
Bank of Kyoto Ltd.	225,000	1,944
^ All Nippon Airways Co. Ltd.	665,000	1,941
NOK Corp.	103,100	1,932
Namco Bandai Holdings Inc.	135,100	1,926
Mitsui Chemicals Inc.	607,000	1,924
Toho Co. Ltd.	110,300	1,921
Teijin Ltd.	589,000	1,914
Showa Denko KK	865,200	1,891

Shinsei Bank Ltd.	1,649,000	1,864
Toyo Seikan Kaisha Ltd.	125,300	1,858
Mitsubishi Tanabe Pharma Corp.	131,000	1,851
Taisei Corp.	666,700	1,847
Sankyo Co. Ltd.	37,500	1,836
Chugoku Bank Ltd.	133,500	1,825
Hokkaido Electric Power Co. Inc.	127,000	1,812
Ibiden Co. Ltd.	88,600	1,808
USS Co. Ltd.	18,790	1,797
Iyo Bank Ltd.	185,200	1,784
TOTO Ltd.	218,000	1,778
Chiyoda Corp.	152,000	1,777
Hachijuni Bank Ltd.	299,000	1,756
Nisshin Seifun Group Inc.	143,500	1,740
Hamamatsu Photonics KK	47,900	1,726
Ube Industries Ltd.	598,000	1,723
Japan Steel Works Ltd.	211,500	1,713
* Mazda Motor Corp.	1,024,000	1,698
Hiroshima Bank Ltd.	358,200	1,687
Idemitsu Kosan Co. Ltd.	15,400	1,670
Nippon Meat Packers Inc.	131,000	1,668
Sojitz Corp.	960,700	1,659
Taiyo Nippon Sanso Corp.	237,000	1,656
Don Quijote Co. Ltd.	44,300	1,650
Hokuhoku Financial Group Inc.	819,000	1,640
Daido Steel Co. Ltd.	246,700	1,619
Toyo Suisan Kaisha Ltd.	65,000	1,603
Mitsubishi Gas Chemical Co. Inc.	283,000	1,601
Hisamitsu Pharmaceutical Co. Inc.	36,900	1,601
Denki Kagaku Kogyo KK	402,000	1,590
Gunma Bank Ltd.	289,000	1,578
Dowa Holdings Co. Ltd.	237,000	1,577
Amada Co. Ltd.	227,000	1,574
Taiheiyo Cement Corp.	714,000	1,568
^ Sanrio Co. Ltd.	34,688	1,557
Keisei Electric Railway Co. Ltd.	206,000	1,555
Stanley Electric Co. Ltd.	100,600	1,547
* Yokogawa Electric Corp.	155,600	1,540
MediPal Holdings Corp.	141,000	1,539
Kagome Co. Ltd.	76,500	1,536
Aeon Mall Co. Ltd.	69,100	1,534
Shimadzu Corp.	175,000	1,529
Shimamura Co. Ltd.	14,700	1,521
Marui Group Co. Ltd.	187,600	1,510
Seiko Epson Corp.	118,300	1,510
J Front Retailing Co. Ltd.	305,400	1,508
Mitsubishi UFJ Lease & Finance Co. Ltd.	35,820	1,503
Nagoya Railroad Co. Ltd.	521,000	1,498
Air Water Inc.	113,000	1,491
Kansai Paint Co. Ltd.	157,000	1,485
Yamaguchi Financial Group Inc.	154,000	1,478
^ Nippon Paper Group Inc.	68,500	1,471
Takashimaya Co. Ltd.	188,000	1,465
Cosmo Oil Co. Ltd.	501,000	1,461
GS Yuasa Corp.	246,000	1,454
Kikkoman Corp.	125,000	1,453
Aozora Bank Ltd.	517,000	1,442

NHK Spring Co. Ltd.	147,000	1,414
Dainippon Sumitomo Pharma Co. Ltd.	121,300	1,402
Kamigumi Co. Ltd.	158,000	1,394
Nippon Shokubai Co. Ltd.	123,000	1,390
Nippon Sheet Glass Co. Ltd.	686,344	1,388
Hitachi Chemical Co. Ltd.	78,500	1,386
Suruga Bank Ltd.	155,000	1,381
Kinden Corp.	157,000	1,377
Daicel Corp.	218,000	1,371
Asics Corp.	119,000	1,353
Hakuhodo DY Holdings Inc.	21,890	1,346
Alfresa Holdings Corp.	30,600	1,343
Minebea Co. Ltd.	300,000	1,339
Advantest Corp.	116,000	1,335
Tokyu Land Corp.	320,200	1,334
Nissan Chemical Industries Ltd.	133,000	1,331
Nishi-Nippon City Bank Ltd.	451,700	1,326
Hitachi Metals Ltd.	115,000	1,322
NTN Corp.	316,000	1,304
Miraca Holdings Inc.	34,700	1,302
Yaskawa Electric Corp.	147,000	1,299
Dainippon Screen Manufacturing Co. Ltd.	154,000	1,297
Zeon Corp.	146,000	1,285
Kewpie Corp.	86,500	1,283
^ Hitachi Construction Machinery Co. Ltd.	64,700	1,282
SBI Holdings Inc.	16,888	1,278
Tsumura & Co.	42,600	1,272
Yamato Kogyo Co. Ltd.	39,500	1,244
Maruichi Steel Tube Ltd.	53,200	1,243
K's Holdings Corp.	35,444	1,242
Nanto Bank Ltd.	226,000	1,233
Mitsui Mining & Smelting Co. Ltd.	446,000	1,220
Mitsubishi Logistics Corp.	105,000	1,213
Citizen Holdings Co. Ltd.	198,900	1,210
Sumitomo Rubber Industries Ltd.	99,700	1,190
Ushio Inc.	81,200	1,187
Yokohama Rubber Co. Ltd.	196,000	1,178
Fuji Electric Co. Ltd.	444,000	1,176
Yamazaki Baking Co. Ltd.	87,000	1,154
Rengo Co. Ltd.	161,000	1,145
Nishi-Nippon Railroad Co. Ltd.	229,000	1,141
Hino Motors Ltd.	174,000	1,120
Furukawa Electric Co. Ltd.	419,000	1,119
Park24 Co. Ltd.	86,900	1,119
Nippon Paint Co. Ltd.	150,000	1,109
Suzuken Co. Ltd.	37,800	1,105
Ryohin Keikaku Co. Ltd.	21,900	1,094
Lion Corp.	176,000	1,060
Wacoal Holdings Corp.	81,000	1,060
UNY Co. Ltd.	112,700	1,056
Yamaha Corp.	114,200	1,053
NGK Spark Plug Co. Ltd.	85,000	1,051
Shiga Bank Ltd.	155,000	1,049
DIC Corp.	556,700	1,049
Senshu Ikeda Holdings Inc.	688,400	1,041
Nisshinbo Holdings Inc.	103,000	1,036
Sumitomo Osaka Cement Co. Ltd.	328,000	1,015

Mabuchi Motor Co. Ltd.	23,500	1,010
Yamatake Corp.	45,800	1,009
Koito Manufacturing Co. Ltd.	62,000	1,002
77 Bank Ltd.	217,000	1,002
Sawai Pharmaceutical Co. Ltd.	9,300	1,002
Nippon Kayaku Co. Ltd.	104,000	1,001
Toyobo Co. Ltd.	681,000	1,001
COMSYS Holdings Corp.	89,100	998
Shimachu Co. Ltd.	41,400	986
Tosoh Corp.	348,000	984
Japan Petroleum Exploration Co.	22,100	980
Aeon Credit Service Co. Ltd.	63,400	973
Hoshizaki Electric Co. Ltd.	42,093	972
Sotetsu Holdings Inc.	300,000	969
Ebara Corp.	248,000	968
Komeri Co. Ltd.	31,300	963
Tokyo Tatemono Co. Ltd.	262,000	960
Sumitomo Forestry Co. Ltd.	106,800	958
Nomura Real Estate Holdings Inc.	61,500	958
Sumitomo Bakelite Co. Ltd.	161,200	941
Ezaki Glico Co. Ltd.	83,000	938
Casio Computer Co. Ltd.	157,900	929
Ito En Ltd.	54,500	928
Nisshin Steel Co. Ltd.	591,000	918
Glory Ltd.	41,600	906
Nichirei Corp.	184,000	905
Awa Bank Ltd.	132,500	900
Autobacs Seven Co. Ltd.	19,400	898
Kagoshima Bank Ltd.	129,500	896
Capcom Co. Ltd.	40,300	896
Seino Holdings Corp.	116,000	889
Itochu Techno-Solutions Corp.	19,100	887
Fujikura Ltd.	282,000	876
Taiyo Yuden Co. Ltd.	96,000	868
Kobayashi Pharmaceutical Co. Ltd.	16,800	865
Alps Electric Co. Ltd.	110,400	858
Rohto Pharmaceutical Co. Ltd.	70,000	856
Nabtesco Corp.	40,000	853
Sapporo Holdings Ltd.	220,200	852
^ Kawasaki Kisen Kaisha Ltd.	449,000	852
* Haseko Corp.	1,167,000	843
MISUMI Group Inc.	35,800	836
Sysmex Corp.	24,900	824
Sapporo Hokuyo Holdings Inc.	227,900	822
Hyakujushi Bank Ltd.	171,500	816
Mitsui Engineering & Shipbuilding Co. Ltd.	461,700	814
Takara Holdings Inc.	125,000	814
Onward Holdings Co. Ltd.	100,000	812
Hokkoku Bank Ltd.	197,000	786
NTT Urban Development Corp.	1,068	784
Kaneka Corp.	139,000	779
Toda Corp.	195,000	776
Higo Bank Ltd.	132,200	771
Canon Marketing Japan Inc.	62,500	766
Takata Corp.	33,500	765
Disco Corp.	14,100	763
Obic Co. Ltd.	3,930	762

	Tokai Carbon Co. Ltd.	139,000	759
	Aoyama Trading Co. Ltd.	41,900	752
	Mochida Pharmaceutical Co. Ltd.	66,000	749
	Kakaku.com Inc.	22,572	733
	House Foods Corp.	39,300	733
	Asatsu-DK Inc.	26,200	731
	Daishi Bank Ltd.	216,000	726
	Juroku Bank Ltd.	214,000	720
	Hitachi High-Technologies Corp.	32,600	717
	San-In Godo Bank Ltd.	94,000	711
	Coca-Cola West Co. Ltd.	41,200	710
	OKUMA Corp.	97,000	704
	Kissei Pharmaceutical Co. Ltd.	34,000	704
*	Acom Co. Ltd.	38,880	703
	Mori Seiki Co. Ltd.	72,000	700
	Oracle Corp. Japan	19,900	697
	Sugi Holdings Co. Ltd.	24,665	689
^	Tokuyama Corp.	199,000	688
	Toyoda Gosei Co. Ltd.	42,000	685
*,^ Elpida Memory Inc.		160,700	683
	Century Tokyo Leasing Corp.	33,244	680
	Matsumotokiyoshi Holdings Co. Ltd.	33,100	680
	Square Enix Holdings Co. Ltd.	33,500	677
	Otsuka Corp.	9,400	675
	ABC-Mart Inc.	18,700	670
	Ogaki Kyoritsu Bank Ltd.	200,000	669
	Tokyo Steel Manufacturing Co. Ltd.	88,700	668
	Hyakugo Bank Ltd.	157,000	666
	Musashino Bank Ltd.	19,500	658
	Hulic Co. Ltd.	53,481	639
*	Sumco Corp.	74,200	637
	Izumi Co. Ltd.	35,800	634
	Pacific Metals Co. Ltd.	111,665	628
	Toyota Boshoku Corp.	57,900	626
	Circle K Sunkus Co. Ltd.	36,100	624
	Nippon Television Network Corp.	3,950	612
	Nagase & Co. Ltd.	52,000	604
	H2O Retailing Corp.	76,000	597
	Showa Shell Sekiyu KK	85,700	589
	Exedy Corp.	18,926	579
	Fuji Media Holdings Inc.	366	567
	Keiyo Bank Ltd.	112,000	553
	Lintec Corp.	28,900	552
	Mitsumi Electric Co. Ltd.	67,100	550
	Jafco Co. Ltd.	27,300	541
	Heiwa Corp.	29,900	538
	M3 Inc.	122	528
	Kansai Urban Banking Corp.	299,000	511
	Kokuyo Co. Ltd.	70,000	502
	Sundrug Co. Ltd.	16,900	501
	OSAKA Titanium Technologies Co.	11,000	498
	Tokai Rika Co. Ltd.	29,400	494
	Fukuyama Transporting Co. Ltd.	80,000	471
	Kose Corp.	18,600	460
	TSI Holdings Co. Ltd.	91,100	460
^	Nipro Corp.	49,200	440
^	Toho Titanium Co. Ltd.	25,100	429

Matsui Securities Co. Ltd.	78,500	427
Hitachi Capital Corp.	28,000	423
Tokyo Broadcasting System Holdings Inc.	30,400	410
Hitachi Transport System Ltd.	23,600	402
Shima Seiki Manufacturing Ltd.	22,200	402
Calsonic Kansei Corp.	63,700	400
PanaHome Corp.	55,000	400
Sohgo Security Services Co. Ltd.	34,900	390
* Ulvac Inc.	28,600	383
^ Nissha Printing Co. Ltd.	28,700	382
^ Shinko Electric Industries Co. Ltd.	51,400	381
^ KYB Co. Ltd.	69,476	371
Toshiba TEC Corp.	95,000	365
Hitachi Koki Co. Ltd.	43,300	348
Kandenko Co. Ltd.	62,000	325
Nidec Sankyo Corp.	47,000	318
Hikari Tsushin Inc.	11,800	307
* Hitachi Cable Ltd.	126,000	289
Toppan Forms Co. Ltd.	32,600	263
TV Asahi Corp.	148	260
SKY Perfect JSAT Holdings Inc.	483	250
Tokai Rubber Industries Ltd.	20,900	241
NS Solutions Corp.	12,100	239
Sumitomo Real Estate Sales Co. Ltd.	5,710	238
Funai Electric Co. Ltd.	9,100	216
Point Inc.	5,050	208
* SFCG Co. Ltd.	140	—
		1,689,578
Luxembourg (0.0%)
L'Occitane International SA	338,000	743

Malaysia (1.0%)
Public Bank Bhd. (Foreign)	2,740,808	12,242
Malayan Banking Bhd.	4,397,196	11,859
Sime Darby Bhd.	3,531,294	10,603
CIMB Group Holdings Bhd.	4,334,100	9,840
Genting Bhd.	2,161,100	7,889
Axiata Group Bhd.	4,936,837	7,576
IOI Corp. Bhd.	3,754,865	6,657
DiGi.Com Bhd.	4,570,740	5,945
Petronas Chemicals Group Bhd.	2,493,211	5,458
Kuala Lumpur Kepong Bhd.	415,400	3,507
AMMB Holdings Bhd.	1,774,300	3,412
Maxis Bhd.	1,751,900	3,287
Petronas Gas Bhd.	621,000	3,198
Genting Malaysia Bhd.	2,268,900	3,009
MISC Bhd.	1,414,540	2,753
PPB Group Bhd.	461,700	2,569
Tenaga Nasional Bhd.	1,075,900	2,119
IJM Corp. Bhd.	1,057,620	1,993
Gamuda Bhd.	1,587,900	1,929
British American Tobacco Malaysia Bhd.	109,800	1,782
Hong Leong Bank Bhd.	436,560	1,628
UMW Holdings Bhd.	693,900	1,575
YTL Power International Bhd.	2,260,302	1,374
Petronas Dagangan Bhd.	231,900	1,371
SP Setia Bhd.	1,042,875	1,355

Telekom Malaysia Bhd.	831,800	1,312
Berjaya Sports Toto Bhd.	824,957	1,187
Alliance Financial Group Bhd.	904,100	1,178
MMC Corp. Bhd.	1,011,300	930
RHB Capital Bhd.	356,000	833
Parkson Holdings Bhd.	444,556	824
Lafarge Malayan Cement Bhd.	349,610	766
* UEM Land Holdings Bhd.	938,700	714
Proton Holdings Bhd.	220,900	392
Public Bank Bhd. (Local)	28,231	126
		123,192
Mexico (1.2%)
America Movil SAB de CV	34,107,006	39,618
Grupo Mexico SAB de CV Class B	6,109,151	19,456
Wal-Mart de Mexico SAB de CV	5,612,600	17,341
Fomento Economico Mexicano SAB de CV	1,688,300	11,830
Grupo Televisa SAB	2,185,100	8,622
Grupo Financiero Banorte SAB de CV	1,825,400	7,274
Industrias Penoles SAB de CV	124,134	5,939
Grupo Elektra SA de CV	56,650	4,958
Grupo Bimbo SAB de CV Class A	1,809,728	4,027
* Cemex SAB de CV ADR	523,030	3,562
Grupo Financiero Inbursa SA	1,554,700	3,199
Grupo Modelo SAB de CV	504,200	3,125
Alfa SAB de CV Class A	211,370	2,775
* Minera Frisco SAB de CV	587,597	2,654
Mexichem SAB de CV	567,929	1,964
* Cemex SAB de CV	2,869,707	1,944
Kimberly-Clark de Mexico SAB de CV Class A	326,380	1,852
Grupo Carso SAB de CV	533,800	1,595
Grupo Aeroportuario del Pacifico SAB de CV Class B	378,095	1,417
* Organizacion Soriana SAB de CV Class B	289,100	725
* Urbi Desarrollos Urbanos SAB de CV	396,000	564
* Inmuebles Carso SAB de CV	502,700	405
Grupo Aeroportuario del Pacifico SAB de CV ADR	64	2
		144,848
Morocco (0.0%)
Maroc Telecom SA	142,515	2,343
Douja Promotion Groupe Addoha SA	103,011	871
		3,214
Netherlands (1.6%)
Unilever NV	1,212,516	40,408
* ING Groep NV	3,015,366	27,511
Koninklijke Philips Electronics NV	789,096	15,983
ASML Holding NV	337,955	14,529
Koninklijke KPN NV	1,197,784	13,144
Koninklijke Ahold NV	897,488	11,910
Heineken NV	226,096	10,466
Akzo Nobel NV	180,165	9,401
Koninklijke DSM NV	141,344	7,265
* Aegon NV	1,484,284	7,211
Reed Elsevier NV	563,042	6,720
Wolters Kluwer NV	238,835	4,339
Fugro NV	63,546	4,189
Heineken Holding NV	91,048	3,684
Randstad Holding NV	99,423	3,396

Corio NV	72,480	3,378
TNT Express NV	312,638	2,625
Koninklijke Boskalis Westminster NV	61,007	2,369
SBM Offshore NV	132,399	2,250
Koninklijke Vopak NV	39,720	2,163
PostNL NV	301,345	1,216
		194,157
New Zealand (0.1%)
Fletcher Building Ltd.	534,718	2,876
Telecom Corp. of New Zealand Ltd.	1,518,271	2,648
Auckland International Airport Ltd.	805,541	1,630
Sky City Entertainment Group Ltd.	454,524	1,322
Contact Energy Ltd.	298,108	1,176
* Chorus Ltd.	300,581	809
Fisher & Paykel Healthcare Corp. Ltd.	414,347	727
Kiwi Income Property Trust	817,166	704
Sky Network Television Ltd.	146,427	631
Vector Ltd.	226,009	502
Warehouse Group Ltd.	112,293	282
Air New Zealand Ltd.	205,295	154
		13,461
Norway (0.7%)
Statoil ASA	995,386	25,061
Telenor ASA	650,601	10,612
Seadrill Ltd.	273,578	10,187
DNB ASA	955,234	10,078
Yara International ASA	170,193	6,864
Orkla ASA	802,556	6,511
* Subsea 7 SA	276,521	5,606
Norsk Hydro ASA	810,101	4,288
Aker Solutions ASA	162,173	1,995
Gjensidige Forsikring ASA	155,788	1,801
Storebrand ASA	352,439	1,745
* Kvaerner ASA	162,173	360
		85,108
Peru (0.1%)
Cia de Minas Buenaventura SA ADR	138,809	5,955
Credicorp Ltd.	47,970	5,407
Volcan Cia Minera SAA Class B	1,461,139	1,902
Cia de Minas Buenaventura SA	23,920	1,032
		14,296
Philippines (0.1%)
Manila Electric Co.	342,300	2,232
Philippine Long Distance Telephone Co.	32,690	2,089
SM Investments Corp.	143,710	2,080
Ayala Land Inc.	4,771,064	1,963
Aboitiz Equity Ventures Inc.	1,737,660	1,693
Bank of the Philippine Islands	1,151,067	1,624
SM Prime Holdings Inc.	3,287,302	1,256
Aboitiz Power Corp.	1,684,080	1,185
BDO Unibank Inc.	804,500	1,122
Ayala Corp.	137,028	1,121
Globe Telecom Inc.	31,510	855
Metropolitan Bank & Trust	478,131	845

	Jollibee Foods Corp.	285,600	651
			18,716
Poland (0.3%)
	Powszechny Zaklad Ubezpieczen SA	51,087	5,299
	Powszechna Kasa Oszczednosci Bank Polski SA	485,550	5,244
	KGHM Polska Miedz SA	116,495	5,061
^	Bank Pekao SA	80,963	3,956
*,^ Polski Koncern Naftowy Orlen SA		252,212	2,875
	PGE SA	443,294	2,819
	Telekomunikacja Polska SA	517,420	2,776
	Tauron Polska Energia SA	1,016,682	1,706
	Polskie Gornictwo Naftowe i Gazownictwo SA	927,237	1,120
*,^ BRE Bank SA		10,729	980
	Bank Handlowy w Warszawie SA	33,724	782
	ING Bank Slaski SA	30,240	773
	Enea SA	102,435	573
*	Get Bank SA	835,670	477
	TVN SA	132,739	464
*	Globe Trade Centre SA	78,081	257
*	Getin Holding SA	285,515	216
			35,378
Portugal (0.2%)
	EDP - Energias de Portugal SA	2,171,305	6,339
	Portugal Telecom SGPS SA	720,177	3,580
*	Jeronimo Martins SGPS SA	199,608	3,335
	Galp Energia SGPS SA Class B	200,950	3,244
*	EDP Renovaveis SA	211,329	1,217
^	Brisa Auto-Estradas de Portugal SA	357,842	1,050
	Cimpor Cimentos de Portugal SGPS SA	139,383	940
^	Banco Espirito Santo SA	563,135	932
*,^ Banco Comercial Portugues SA		4,252,622	753
			21,390
Russia (1.4%)
	Gazprom OAO ADR	3,696,299	44,910
	Lukoil OAO ADR	495,927	29,131
	Sberbank of Russia	6,674,089	19,767
	Rosneft Oil Co. GDR	1,531,539	11,309
	NovaTek OAO	700,925	9,066
	Tatneft ADR	219,283	7,662
	MMC Norilsk Nickel OJSC ADR	374,418	7,205
	Uralkali OJSC	921,099	6,570
	Surgutneftegas OJSC ADR	566,008	5,308
	Mobile Telesystems OJSC	594,930	4,194
	VTB Bank OJSC GDR	840,603	3,943
	Federal Hydrogenerating Co. JSC	92,557,236	3,518
	Rostelecom OJSC ADR	109,395	3,198
	Rostelecom OJSC	496,700	2,453
	Severstal OAO GDR	155,472	2,240
	Federal Grid Co. Unified Energy System JSC	204,406,667	2,132
	Mobile Telesystems OJSC ADR	92,735	1,554
	Novolipetsk Steel OJSC	556,243	1,359
*	IDGC Holding JSC	13,444,327	1,226
*	E.ON Russia JSC	14,199,000	1,196
	Inter Rao Ues OAO	1,094,890,600	1,182
	VTB Bank OJSC	471,598,217	1,099
	TMK OAO	215,169	626

	Raspadskaya OAO	168,900	586
	Mosenergo OAO	8,661,629	515
	Magnitogorsk Iron & Steel Works	1,095,748	503
	Aeroflot - Russian Airlines OJSC	231,082	382
*	Sberbank of Russia ADR	24,150	290
	TGK-1 OAO	778,059,000	241
*	PIK Group	47,161	115
*,1 Yenisei Territorial Generating Co. GDR		5,021	7
	Uralkali OJSC GDR	2	—
			173,487
Singapore (1.2%)
	Singapore Telecommunications Ltd.	6,200,000	15,270
	DBS Group Holdings Ltd.	1,371,200	14,717
	Oversea-Chinese Banking Corp. Ltd.	2,004,600	13,659
	United Overseas Bank Ltd.	918,460	12,608
	Keppel Corp. Ltd.	1,041,700	8,965
	Wilmar International Ltd.	1,986,834	8,430
*	Genting Singapore plc	4,780,792	6,172
	Fraser and Neave Ltd.	1,097,846	5,918
	CapitaLand Ltd.	2,500,998	5,215
	Jardine Cycle & Carriage Ltd.	110,000	4,480
	Singapore Exchange Ltd.	838,000	4,318
	Golden Agri-Resources Ltd.	7,159,251	4,169
	City Developments Ltd.	531,498	4,157
	Singapore Airlines Ltd.	461,670	4,066
	Noble Group Ltd.	3,800,072	4,056
	Singapore Press Holdings Ltd.	1,242,349	3,661
	Olam International Ltd.	1,454,726	2,993
	Singapore Technologies Engineering Ltd.	1,187,151	2,778
	CapitaMall Trust	1,962,800	2,663
	SembCorp Marine Ltd.	661,600	2,601
	SembCorp Industries Ltd.	684,000	2,587
	Ascendas Real Estate Investment Trust	1,622,000	2,402
	ComfortDelGro Corp. Ltd.	1,653,424	1,948
	UOL Group Ltd.	462,000	1,686
	CapitaCommercial Trust	1,696,235	1,446
	Yangzijiang Shipbuilding Holdings Ltd.	1,471,964	1,288
	Keppel Land Ltd.	560,724	1,265
	Venture Corp. Ltd.	220,000	1,259
	CapitaMalls Asia Ltd.	1,185,000	1,244
	StarHub Ltd.	535,840	1,205
	Singapore Post Ltd.	1,138,000	881
	SMRT Corp. Ltd.	615,000	851
	Neptune Orient Lines Ltd.	817,750	843
^	Cosco Corp. Singapore Ltd.	692,000	647
	M1 Ltd.	294,900	567
	SIA Engineering Co. Ltd.	155,000	427
	Wing Tai Holdings Ltd.	426,000	416
*	Indofood Agri Resources Ltd.	331,000	379
	Yanlord Land Group Ltd.	409,000	373
	Wheelock Properties Singapore Ltd.	271,000	344
	GuocoLand Ltd.	203,999	299
	Hotel Properties Ltd.	136,000	207
*	STATS ChipPAC Ltd.	313,000	131
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	190,356	28
			153,619

South Africa (2.1%)
Sasol Ltd.	500,932	25,614
MTN Group Ltd.	1,469,545	25,003
Standard Bank Group Ltd.	1,230,793	16,830
Naspers Ltd.	314,835	15,742
AngloGold Ashanti Ltd.	296,640	13,591
Impala Platinum Holdings Ltd.	491,450	10,761
FirstRand Ltd.	3,277,496	9,436
Gold Fields Ltd.	560,575	9,256
Shoprite Holdings Ltd.	422,813	7,021
Sanlam Ltd.	1,634,044	6,308
Remgro Ltd.	378,534	6,148
Bidvest Group Ltd.	257,749	5,520
ABSA Group Ltd.	282,018	5,341
Kumba Iron Ore Ltd.	75,526	5,170
Vodacom Group Ltd.	351,983	4,329
Anglo American Platinum Ltd.	61,042	4,316
Steinhoff International Holdings Ltd.	1,338,432	4,269
Harmony Gold Mining Co. Ltd.	337,772	4,100
Nedbank Group Ltd.	198,042	3,959
Tiger Brands Ltd.	110,934	3,569
Truworths International Ltd.	353,625	3,534
Woolworths Holdings Ltd.	642,818	3,450
Growthpoint Properties Ltd.	1,336,224	3,398
Aspen Pharmacare Holdings Ltd.	253,575	3,226
RMB Holdings Ltd.	825,479	3,063
African Bank Investments Ltd.	637,272	2,968
Imperial Holdings Ltd.	165,195	2,927
MMI Holdings Ltd.	1,174,374	2,727
Foschini Group Ltd.	187,499	2,602
Exxaro Resources Ltd.	84,995	2,092
Mr Price Group Ltd.	189,537	2,088
Barloworld Ltd.	184,172	2,060
Netcare Ltd.	1,130,505	1,961
Spar Group Ltd.	131,410	1,859
Massmart Holdings Ltd.	82,383	1,853
Pretoria Portland Cement Co. Ltd.	459,978	1,664
Life Healthcare Group Holdings Ltd.	604,602	1,637
African Rainbow Minerals Ltd.	67,154	1,581
Nampak Ltd.	534,031	1,543
ArcelorMittal South Africa Ltd.	174,083	1,517
Capital Property Fund	1,242,984	1,458
Aveng Ltd.	320,074	1,419
* Sappi Ltd.	419,228	1,383
AVI Ltd.	258,574	1,371
Discovery Holdings Ltd.	235,514	1,368
Investec Ltd.	208,523	1,276
Reunert Ltd.	153,502	1,275
Liberty Holdings Ltd.	111,689	1,215
Telkom SA Ltd.	318,835	1,202
Mediclinic International Ltd.	255,953	1,161
Pick n Pay Stores Ltd.	192,821	1,124
Adcock Ingram Holdings Ltd.	139,552	1,117
JD Group Ltd.	172,588	1,090
Clicks Group Ltd.	211,670	1,072
Aeci Ltd.	95,834	1,043
Tongaat Hulett Ltd.	78,758	1,041

Sun International Ltd.	89,466	1,033
Northam Platinum Ltd.	219,653	945
* Murray & Roberts Holdings Ltd.	264,835	908
Fountainhead Property Trust	953,924	853
Lewis Group Ltd.	80,519	765
Mondi Ltd.	92,433	736
JSE Ltd.	71,646	701
Santam Ltd.	36,953	694
Capitec Bank Holdings Ltd.	29,255	682
Grindrod Ltd.	319,334	610
Wilson Bayly Holmes-Ovcon Ltd.	40,864	574
Illovo Sugar Ltd.	172,233	562
Pick'n Pay Holdings Ltd.	204,912	500
* Royal Bafokeng Platinum Ltd.	62,127	471
African Oxygen Ltd.	142,542	324
Allied Technologies Ltd.	41,309	277
* Mpact Ltd.	130,027	249
		264,532
South Korea (3.9%)
1 Samsung Electronics Co. Ltd. GDR	139,615	68,923
Samsung Electronics Co. Ltd.	44,038	43,364
Hyundai Motor Co.	128,235	25,190
POSCO ADR	271,664	24,928
Hyundai Mobis	56,974	14,046
Kia Motors Corp.	233,738	14,033
LG Chem Ltd.	38,633	12,825
Hyundai Heavy Industries Co. Ltd.	44,311	12,268
Shinhan Financial Group Co. Ltd. ADR	151,518	11,994
KB Financial Group Inc. ADR	269,165	10,201
Hynix Semiconductor Inc.	345,000	8,226
SK Innovation Co. Ltd.	54,129	8,169
Samsung C&T Corp.	121,268	7,467
Samsung Fire & Marine Insurance Co. Ltd.	36,995	7,157
S-Oil Corp.	65,921	7,130
NHN Corp.	37,344	7,040
LG Electronics Inc.	92,500	6,803
Hana Financial Group Inc.	189,720	6,496
Samsung Engineering Co. Ltd.	31,243	5,950
Samsung Heavy Industries Co. Ltd.	180,440	5,729
LG Display Co. Ltd.	209,940	5,464
^ OCI Co. Ltd.	18,996	4,412
LG Corp.	67,780	4,241
Hyundai Engineering & Construction Co. Ltd.	65,225	4,154
Honam Petrochemical Corp.	12,523	4,069
E-Mart Co. Ltd.	16,360	3,941
LG Household & Health Care Ltd.	9,200	3,914
Korea Electric Power Corp. ADR	309,768	3,819
Korea Zinc Co. Ltd.	11,079	3,773
KT&G Corp.	52,825	3,701
Cheil Industries Inc.	40,759	3,641
Samsung Electro-Mechanics Co. Ltd.	43,023	3,523
Hankook Tire Co. Ltd.	87,840	3,503
1 Samsung Life Insurance Co. Ltd.	45,942	3,426
SK Holdings Co. Ltd.	27,083	3,376
SK Telecom Co. Ltd. ADR	236,007	3,306
NCSoft Corp.	12,524	3,283
Samsung SDI Co. Ltd.	26,128	3,238

	Samsung Securities Co. Ltd.	59,213	3,229
	Hyundai Steel Co.	33,321	3,209
	Woori Finance Holdings Co. Ltd.	315,620	3,109
	Amorepacific Corp.	3,366	2,998
	Hyundai Department Store Co. Ltd.	18,054	2,939
	Kangwon Land Inc.	123,480	2,893
	Shinhan Financial Group Co. Ltd.	66,481	2,645
	Daelim Industrial Co. Ltd.	27,329	2,626
	Doosan Corp.	19,078	2,596
	GS Engineering & Construction Corp.	29,161	2,585
	KT Corp. ADR	166,818	2,484
	Lotte Shopping Co. Ltd.	6,847	2,337
	Dongbu Insurance Co. Ltd.	54,320	2,321
	Daewoo Securities Co. Ltd.	191,779	2,244
^	Celltrion Inc.	66,144	2,209
	Woongjin Coway Co. Ltd.	59,430	2,153
	CJ CheilJedang Corp.	7,678	2,104
	Samsung Techwin Co. Ltd.	41,773	2,101
	GS Holdings	36,590	2,024
	Doosan Heavy Industries & Construction Co. Ltd.	32,595	1,957
	Hanwha Corp.	58,870	1,902
	LS Corp.	24,257	1,833
	SK C&C Co. Ltd.	15,120	1,754
*	BS Financial Group Inc.	151,280	1,710
	Korea Investment Holdings Co. Ltd.	43,700	1,584
	KB Financial Group Inc.	39,174	1,485
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	59,300	1,467
	Industrial Bank of Korea	128,450	1,441
	Hanwha Chem Corp.	55,690	1,430
	Hyosung Corp.	25,683	1,428
	Korea Exchange Bank	202,860	1,427
	DGB Financial Group Inc.	104,730	1,395
	Woori Investment & Securities Co. Ltd.	116,386	1,374
	Korea Life Insurance Co. Ltd.	198,770	1,361
	AMOREPACIFIC Group	5,915	1,356
^	Hyundai Merchant Marine Co. Ltd.	52,793	1,355
	Shinsegae Co. Ltd.	5,500	1,351
	Hyundai Mipo Dockyard	11,835	1,326
	Lotte Confectionery Co. Ltd.	844	1,279
	Korean Air Lines Co. Ltd.	28,159	1,276
	Hyundai Development Co.	60,050	1,213
*	Korea Electric Power Corp.	46,900	1,166
	S1 Corp.	22,710	1,151
	Daum Communications Corp.	9,773	1,147
	KCC Corp.	4,116	1,109
	Samsung Card Co.	28,427	1,097
*,^ Doosan Infracore Co. Ltd.		64,730	1,093
	Cheil Worldwide Inc.	68,520	1,061
	Yuhan Corp.	8,836	1,058
	LG Uplus Corp.	187,060	1,051
	Hyundai Glovis Co. Ltd.	5,935	1,016
*	Daewoo Engineering & Construction Co. Ltd.	95,429	1,006
	Daewoo International Corp.	32,163	863
	Lotte Chilsung Beverage Co. Ltd.	715	812
^	Hanjin Shipping Co. Ltd.	67,510	810
	Samsung Fine Chemicals Co. Ltd.	14,600	799
	CJ Corp.	11,566	797

	Dongkuk Steel Mill Co. Ltd.	37,240	782
	Hyundai Securities Co. Ltd.	80,010	757
	NongShim Co. Ltd.	3,516	741
	Korea Gas Corp.	17,760	701
*	Korea Express Co. Ltd.	8,632	682
	SK Telecom Co. Ltd.	5,043	640
	KT Corp.	21,131	628
	Halla Climate Control Corp.	32,630	621
	Hyundai Hysco Co. Ltd.	17,540	614
	SK Networks Co. Ltd.	55,870	546
*	Hanjin Heavy Industries & Construction Co. Ltd.	28,772	533
	STX Offshore & Shipbuilding Co. Ltd.	44,810	523
	STX Corp. Co. Ltd.	43,788	516
	Hite Jinro Co. Ltd.	23,079	514
^	STX Pan Ocean Co. Ltd.	76,430	487
	KEPCO Engineering & Construction Co. Inc.	5,831	483
	SKC Co. Ltd.	11,170	479
	Mirae Asset Securities Co. Ltd.	13,524	453
*	Hyundai Securities Co. Ltd. Prior Pfd.	52,467	422
	LG Hausys Ltd.	5,600	415
	Daishin Securities Co. Ltd.	38,520	410
	POSCO	699	257
	Lotte Midopa Co. Ltd.	15,540	237
	Hanjin Shipping Holdings Co. Ltd.	20,539	156
	Daishin Securities Co. Ltd. Prior Pfd.	21,130	147
			487,013
Spain (2.2%)
	Telefonica SA	3,578,076	62,446
	Banco Santander SA	6,896,178	53,852
	Banco Bilbao Vizcaya Argentaria SA	3,820,733	33,524
	Repsol YPF SA	903,696	24,919
	Iberdrola SA	3,477,498	20,542
	Inditex SA	194,474	16,995
	ACS Actividades de Construccion y Servicios SA	183,743	5,678
	Abertis Infraestructuras SA	301,491	5,089
	Gas Natural SDG SA	308,145	5,050
	Ferrovial SA	429,107	5,028
	Banco de Sabadell SA	1,261,352	4,664
	CaixaBank	900,344	4,530
	Amadeus IT Holding SA	262,599	4,505
	Banco Popular Espanol SA	811,087	3,494
*,^ Grifols SA		165,277	3,021
^	Acerinox SA	196,547	2,793
	Enagas SA	137,203	2,751
*	Distribuidora Internacional de Alimentacion SA	535,516	2,479
	Mapfre SA	718,321	2,392
	Red Electrica Corp. SA	42,968	1,979
	Bankinter SA	276,024	1,856
	Zardoya Otis SA	117,196	1,674
	Indra Sistemas SA	126,009	1,662
	Acciona SA	19,927	1,602
	Endesa SA	67,423	1,326
	Corp Financiera Alba	22,995	954
^	Fomento de Construcciones y Contratas SA	40,290	948
	Mediaset Espana Comunicacion SA	124,398	729

Banco Espanol de Credito SA	62,761	320
		276,802
Sweden (2.1%)
Telefonaktiebolaget LM Ericsson Class B	2,350,894	21,878
Nordea Bank AB	2,348,315	19,713
Hennes & Mauritz AB Class B	454,852	14,903
Volvo AB Class B	1,131,613	14,690
Svenska Handelsbanken AB Class A	480,748	14,460
Sandvik AB	924,540	13,703
Atlas Copco AB Class A	491,902	11,729
TeliaSonera AB	1,689,931	11,266
Swedbank AB Class A	755,134	10,869
Skandinaviska Enskilda Banken AB Class A	1,694,563	10,680
Svenska Cellulosa AB Class B	470,759	7,875
SKF AB	318,854	7,555
Assa Abloy AB Class B	269,294	7,328
Investor AB Class B	351,274	7,124
Volvo AB Class A	529,009	6,889
Atlas Copco AB Class B	301,838	6,397
Tele2 AB	327,950	6,271
Swedish Match AB	165,562	5,773
Skanska AB Class B	310,627	5,439
Scania AB Class B	314,136	5,426
Alfa Laval AB	248,766	5,107
Getinge AB	174,862	4,757
Electrolux AB Class B	230,815	4,241
* Lundin Petroleum AB	185,693	4,193
Boliden AB	214,959	3,687
Kinnevik Investment AB Class B	175,922	3,685
Hexagon AB Class B	197,355	3,415
Industrivarden AB Class A	211,218	3,162
Securitas AB Class B	269,464	2,539
Elekta AB Class B	52,577	2,516
Ratos AB	189,147	2,388
Modern Times Group AB Class B	46,249	2,319
SSAB AB Class A	188,739	1,985
Husqvarna AB	334,862	1,771
Holmen AB	47,273	1,371
Industrivarden AB	92,179	1,311
SSAB AB Class B	61,682	565
Scania AB Class A	16,725	285
		259,265
Switzerland (5.5%)
Nestle SA	2,700,037	154,939
Novartis AG	1,935,525	105,047
Roche Holding AG	547,490	92,884
* UBS AG	2,986,078	40,740
ABB Ltd.	1,809,994	37,774
Zurich Financial Services AG	114,918	27,657
Credit Suisse Group AG	937,664	24,398
Cie Financiere Richemont SA	407,667	23,170
Syngenta AG	73,717	22,386
Swiss Re AG	288,147	15,680
Transocean Ltd.	248,339	11,832
Holcim Ltd.	189,533	10,847
Swatch Group AG (Bearer)	23,998	10,153

SGS SA	4,568	8,223
Givaudan SA	7,188	6,725
Geberit AG	31,980	6,619
Julius Baer Group Ltd.	160,812	6,554
Swisscom AG	16,105	6,367
1 Synthes Inc.	37,026	6,312
Kuehne & Nagel International AG	46,652	5,878
Adecco SA	110,717	5,272
Sonova Holding AG	38,586	3,956
Lindt & Spruengli AG Regular	109	3,730
Sulzer AG	26,937	3,383
Aryzta AG	66,545	3,076
PSP Swiss Property AG	36,270	3,031
Baloise Holding AG	38,781	2,978
Actelion Ltd.	74,601	2,863
* Clariant AG	230,372	2,809
Swatch Group AG (Registered)	38,130	2,808
Schindler Holding AG (Registered)	22,799	2,654
EMS-Chemie Holding AG	13,664	2,464
Swiss Life Holding AG	24,604	2,446
Swiss Prime Site AG	32,056	2,434
Lonza Group AG	40,970	2,219
Pargesa Holding SA	30,496	2,141
GAM Holding AG	164,609	2,109
Lindt & Spruengli AG	719	2,078
Sika AG	843	1,744
Schindler Holding AG (Bearer)	14,871	1,731
Barry Callebaut AG	1,603	1,509
Partners Group Holding AG	8,319	1,456
Nobel Biocare Holding AG	97,805	1,362
Banque Cantonale Vaudoise	2,676	1,355
Straumann Holding AG	6,438	1,160
* BKW SA	12,314	482
		687,435
Taiwan (2.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,087,028	43,465
Hon Hai Precision Industry Co. Ltd.	8,296,525	26,756
Formosa Plastics Corp.	4,793,220	13,966
Nan Ya Plastics Corp.	6,150,370	12,997
Taiwan Semiconductor Manufacturing Co. Ltd.	4,705,107	12,482
HTC Corp.	675,570	11,109
Formosa Chemicals & Fibre Corp.	3,323,210	9,545
China Steel Corp.	8,789,453	8,701
MediaTek Inc.	895,227	8,553
Chunghwa Telecom Co. Ltd. ADR	236,298	7,658
Cathay Financial Holding Co. Ltd.	6,114,763	6,981
Fubon Financial Holding Co. Ltd.	5,263,781	5,863
Chinatrust Financial Holding Co. Ltd.	8,393,550	5,418
Uni-President Enterprises Corp.	3,564,062	5,260
Quanta Computer Inc.	2,258,480	4,832
Delta Electronics Inc.	1,863,818	4,825
Asustek Computer Inc.	580,023	4,585
Formosa Petrochemical Corp.	1,460,580	4,554
Mega Financial Holding Co. Ltd.	6,575,620	4,508
* Yuanta Financial Holding Co. Ltd.	7,874,708	4,452
Taiwan Mobile Co. Ltd.	1,290,648	3,903
Compal Electronics Inc.	3,470,510	3,890

Taiwan Cement Corp.	2,901,768	3,619
Foxconn Technology Co. Ltd.	909,566	3,571
Catcher Technology Co. Ltd.	569,153	3,541
Far Eastern New Century Corp.	2,879,516	3,540
United Microelectronics Corp. ADR	1,298,106	3,518
Cheng Shin Rubber Industry Co. Ltd.	1,427,800	3,390
AU Optronics Corp. ADR	610,854	3,219
President Chain Store Corp.	596,904	3,212
Advanced Semiconductor Engineering Inc.	2,952,137	3,104
Synnex Technology International Corp.	1,189,990	2,937
Acer Inc.	2,080,822	2,909
First Financial Holding Co. Ltd.	4,420,112	2,710
MStar Semiconductor Inc.	420,539	2,671
China Development Financial Holding Corp.	8,804,347	2,619
Hua Nan Financial Holdings Co. Ltd.	4,568,892	2,594
* Chimei Innolux Corp.	5,265,575	2,439
Wistron Corp.	1,621,977	2,437
Advanced Semiconductor Engineering Inc. ADR	455,757	2,402
* Taiwan Cooperative Financial Holding	3,801,944	2,377
Far EasTone Telecommunications Co. Ltd.	1,229,643	2,370
Lite-On Technology Corp.	1,813,761	2,301
Asia Cement Corp.	1,860,096	2,233
Siliconware Precision Industries Co. ADR	376,228	2,126
Chunghwa Telecom Co. Ltd.	599,854	1,949
Pou Chen Corp.	2,209,725	1,939
United Microelectronics Corp.	3,643,000	1,922
Yulon Motor Co. Ltd.	928,898	1,820
Taishin Financial Holding Co. Ltd.	4,812,431	1,789
Largan Precision Co. Ltd.	80,068	1,724
SinoPac Financial Holdings Co. Ltd.	5,469,897	1,711
Chang Hwa Commercial Bank	2,947,840	1,668
Epistar Corp.	643,000	1,575
Pegatron Corp.	1,289,038	1,561
Unimicron Technology Corp.	1,156,975	1,526
Taiwan Glass Industry Corp.	1,264,954	1,463
Taiwan Fertilizer Co. Ltd.	551,000	1,430
* Shin Kong Financial Holding Co. Ltd.	4,233,005	1,287
E.Sun Financial Holding Co. Ltd.	2,575,405	1,212
Inventec Corp.	2,694,400	1,139
Macronix International	2,584,937	1,136
KGI Securities Co. Ltd.	2,634,143	1,113
Walsin Lihwa Corp.	2,789,000	986
Formosa Taffeta Co. Ltd.	1,026,000	985
Novatek Microelectronics Corp.	343,916	977
Advantech Co. Ltd.	313,105	949
Teco Electric and Machinery Co. Ltd.	1,427,000	943
Giant Manufacturing Co. Ltd.	215,625	912
Chicony Electronics Co. Ltd.	511,218	898
* Taiwan Business Bank	2,588,674	850
Eva Airways Corp.	1,265,221	850
Siliconware Precision Industries Co.	697,000	802
Feng Hsin Iron & Steel Co.	474,790	794
Capital Securities Corp.	1,826,231	757
China Airlines Ltd.	1,595,913	750
Evergreen Marine Corp. Taiwan Ltd.	1,319,993	738
Realtek Semiconductor Corp.	359,498	667
Cheng Uei Precision Industry Co. Ltd.	277,815	655

Oriental Union Chemical Corp.	451,083	655
China Motor Corp.	570,105	610
Yuen Foong Yu Paper Manufacturing Co. Ltd.	1,389,451	594
Far Eastern International Bank	1,402,157	552
Yageo Corp.	1,713,000	527
Taiwan Secom Co. Ltd.	271,000	520
Ton Yi Industrial Corp.	978,600	503
* Tatung Co. Ltd.	1,750,794	498
U-Ming Marine Transport Corp.	322,000	495
AU Optronics Corp.	929,000	495
Coretronic Corp.	555,386	469
Wan Hai Lines Ltd.	832,702	464
Waterland Financial Holdings Co. Ltd.	1,410,026	463
Nan Ya Printed Circuit Board Corp.	191,395	452
Yang Ming Marine Transport Corp.	1,022,305	449
Eternal Chemical Co. Ltd.	534,056	437
Transcend Information Inc.	161,455	435
Compal Communications Inc.	222,520	415
* CMC Magnetics Corp.	2,276,000	414
D-Link Corp.	525,870	391
President Securities Corp.	728,495	364
LITE-ON IT Corp.	355,421	349
Faraday Technology Corp.	245,556	348
Cathay Real Estate Development Co. Ltd.	897,000	347
* Ritek Corp.	2,069,397	326
* Winbond Electronics Corp.	1,979,000	323
* Inotera Memories Inc.	1,711,025	315
Mitac International Corp.	873,736	289
Micro-Star International Co. Ltd.	658,929	280
* HannStar Display Corp.	3,902,463	273
Qisda Corp.	1,010,452	251
Vanguard International Semiconductor Corp.	476,466	193
* Powerchip Technology Corp.	4,183,958	171
* Nanya Technology Corp.	1,662,753	136
* Chunghwa Picture Tubes	2,447,130	119
* Tatung Co. Ltd. GDR	11,142	63
		335,604
Thailand (0.4%)
PTT PCL (Foreign)	539,900	5,919
PTT Exploration & Production PCL (Foreign)	1,014,672	5,793
Advanced Info Service PCL (Foreign)	934,850	4,554
Kasikornbank PCL (Foreign)	913,400	3,898
Siam Commercial Bank PCL (Foreign)	995,486	3,883
Siam Cement PCL (Foreign)	245,612	3,201
CP ALL PCL (Foreign)	1,502,100	2,836
Charoen Pokphand Foods PCL (Foreign)	1,947,300	2,199
Bangkok Bank PCL (Foreign)	400,097	2,149
* PTT Global Chemical PCL	964,212	1,968
Bank of Ayudhya PCL (Foreign)	1,981,253	1,424
PTT PCL	129,472	1,419
Thai Oil PCL (Foreign)	662,400	1,371
Indorama Ventures PCL	1,121,700	1,156
TMB Bank PCL	17,026,600	917
Banpu PCL	45,800	881
IRPC PCL (Foreign)	5,950,900	879
Siam Commercial Bank PCL (Local)	222,500	868
Krung Thai Bank PCL (Foreign)	1,740,000	858

BEC World PCL (Foreign)	573,400	800
* Banpu PCL (Local)	39,600	753
Thai Union Frozen Products PCL (Foreign)	332,780	714
Total Access Communication PCL (Local)	305,200	660
Siam Makro PCL (Foreign)	74,500	615
Central Pattana PCL (Foreign)	451,600	572
Land and Houses PCL (Foreign)	2,670,400	569
Airports of Thailand PCL (Foreign)	324,200	552
Total Access Communication PCL (Foreign)	246,500	533
Electricity Generating PCL (Foreign)	130,500	437
CP ALL PCL (Local)	230,700	436
Charoen Pokphand Foods PCL	381,000	430
Thai Airways International PCL (Foreign)	364,302	278
Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	267
BEC World PCL	186,400	260
IRPC PCL	1,658,500	245
Siam City Cement PCL (Foreign)	29,100	241
Delta Electronics Thai PCL (Foreign)	339,900	235
Siam City Cement PCL (Local)	28,100	233
Krung Thai Bank PCL	432,900	214
Electricity Generating PCL	68,900	204
Bank of Ayudhya PCL (Local)	261,600	187
Thai Airways International PCL	173,100	132
Central Pattana PCL (Local)	95,900	122
PTT Exploration and Production PCL (Local)	21,000	120
Ratchaburi Electricity Generating Holding PCL (Local)	81,900	117
Delta Electronics Thai PCL	139,800	97
		56,196
Turkey (0.3%)
Turkiye Garanti Bankasi AS	1,002,575	3,610
Akbank TAS	926,710	3,475
KOC Holding AS	758,279	2,945
Anadolu Efes Biracilik Ve Malt Sanayii AS	179,575	2,508
Turkiye Is Bankasi	1,078,096	2,246
Turkiye Halk Bankasi AS	294,488	1,933
Eregli Demir ve Celik Fabrikalari TAS	828,204	1,808
Tupras Turkiye Petrol Rafinerileri AS	79,413	1,805
BIM Birlesik Magazalar AS	58,360	1,797
Turk Telekomunikasyon AS	399,884	1,783
Haci Omer Sabanci Holding AS (Bearer)	329,066	1,257
* Turkcell Iletisim Hizmetleri AS	240,396	1,237
* Yapi ve Kredi Bankasi AS	656,089	1,215
Enka Insaat ve Sanayi AS	379,169	1,036
Turkiye Vakiflar Bankasi Tao	586,637	952
* Turk Hava Yollari	709,764	938
Coca-Cola Icecek AS	59,266	775
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	580,116	690
* Asya Katilim Bankasi AS	720,940	684
Arcelik AS	150,520	651
Turkiye Sise ve Cam Fabrikalari AS	301,660	618
Ford Otomotiv Sanayi AS	61,912	553
Tofas Turk Otomobil Fabrikasi AS	116,023	492
* Dogan Sirketler Grubu Holding AS	692,262	238
		35,246
United Kingdom (14.7%)
HSBC Holdings plc	13,883,749	116,002

BP plc	14,682,797	110,454
Vodafone Group plc	39,359,973	106,162
Royal Dutch Shell plc Class A	2,837,395	100,663
GlaxoSmithKline plc	3,959,880	88,084
Royal Dutch Shell plc Class B	2,093,530	76,513
British American Tobacco plc	1,534,797	70,676
Rio Tinto plc	1,125,330	67,792
BG Group plc	2,625,404	59,158
BHP Billiton plc	1,645,794	55,327
AstraZeneca plc	1,016,028	48,936
Standard Chartered plc	1,852,553	44,773
Diageo plc	1,962,663	43,442
Anglo American plc	1,033,226	42,883
SABMiller plc	927,151	35,241
Unilever plc	1,020,916	32,993
Barclays plc	9,491,279	31,825
TESCO plc	6,196,548	31,247
Reckitt Benckiser Group plc	564,830	30,091
Xstrata plc	1,732,637	29,492
Imperial Tobacco Group plc	792,237	28,372
National Grid plc	2,773,436	27,618
Prudential plc	1,971,611	21,808
BT Group plc	6,043,149	19,442
Centrica plc	4,026,186	18,642
Rolls-Royce Holdings plc	1,463,436	16,994
Tullow Oil plc	702,479	15,430
* Lloyds Banking Group plc	31,231,721	15,103
Shire plc	434,689	14,431
SSE plc	723,757	13,964
Compass Group plc	1,460,633	13,576
Aviva plc	2,266,687	12,500
BAE Systems plc	2,522,548	12,258
Pearson plc	631,768	11,698
WPP plc	977,523	11,508
British Sky Broadcasting Group plc	1,021,865	11,127
Experian plc	777,122	10,544
ARM Holdings plc	1,045,057	10,058
Old Mutual plc	4,296,342	9,905
WM Morrison Supermarkets plc	2,002,641	9,035
Legal & General Group plc	4,557,279	8,293
Randgold Resources Ltd.	70,675	8,047
Reed Elsevier plc	945,189	7,831
Wolseley plc	219,042	7,598
Kingfisher plc	1,819,815	7,348
Burberry Group plc	339,564	7,196
Glencore International plc	1,075,206	6,990
Aggreko plc	205,862	6,810
Smith & Nephew plc	689,481	6,682
J Sainsbury plc	1,451,170	6,605
Land Securities Group plc	605,197	6,438
Marks & Spencer Group plc	1,246,572	6,431
Standard Life plc	1,829,184	6,289
Antofagasta plc	305,784	6,259
International Power plc	1,180,244	6,247
* Royal Bank of Scotland Group plc	13,933,881	5,846
Associated British Foods plc	307,862	5,599
Next plc	134,981	5,578

Johnson Matthey plc	166,930	5,409
British Land Co. plc	687,730	5,304
United Utilities Group plc	531,570	5,048
Weir Group plc	163,282	5,045
Carnival plc	166,738	4,987
* Cairn Energy plc	1,095,862	4,884
Sage Group plc	1,027,729	4,755
Petrofac Ltd.	203,888	4,689
G4S plc	1,097,248	4,666
Smiths Group plc	307,050	4,654
Intercontinental Hotels Group plc	227,668	4,643
Capita plc	476,757	4,626
Fresnillo plc	168,645	4,621
RSA Insurance Group plc	2,764,498	4,621
Resolution Ltd.	1,070,146	4,611
Severn Trent plc	182,600	4,393
Intertek Group plc	124,022	4,134
AMEC plc	258,749	4,105
Rexam plc	687,639	4,061
GKN plc	1,203,881	3,987
Tate & Lyle plc	366,776	3,831
ITV plc	3,056,808	3,617
Whitbread plc	137,974	3,580
Bunzl plc	258,171	3,507
Meggitt plc	607,491	3,481
IMI plc	249,726	3,370
Eurasian Natural Resources Corp. plc	298,439	3,257
Hammerson plc	546,700	3,255
Serco Group plc	386,884	3,101
Schroders plc	133,201	3,046
Kazakhmys plc	166,434	2,992
John Wood Group plc	287,721	2,990
ICAP plc	512,690	2,717
Investec plc	454,669	2,696
Lonmin plc	161,119	2,630
Man Group plc	1,418,523	2,593
Capital Shopping Centres Group plc	501,935	2,561
Cobham plc	860,199	2,486
Drax Group plc	283,534	2,377
Admiral Group plc	159,346	2,367
Aegis Group plc	924,058	2,302
3i Group plc	764,229	2,227
London Stock Exchange Group plc	159,140	2,186
Inmarsat plc	344,872	2,179
Invensys plc	639,837	2,043
Segro plc	586,900	2,036
* International Consolidated Airlines Group SA (London Shares)	703,241	1,967
Vedanta Resources plc	103,754	1,961
William Hill plc	549,733	1,949
* Rentokil Initial plc	1,395,932	1,653
Ashmore Group plc	276,105	1,618
Ladbrokes plc	708,809	1,585
Daily Mail & General Trust plc	220,403	1,520
Logica plc	1,228,827	1,472
TUI Travel plc	435,416	1,315
Hargreaves Lansdown plc	184,733	1,204
Hays plc	1,060,377	1,195

Schroders plc-NV		44,442	836
African Barrick Gold plc		95,470	776
Ferrexpo plc		137,551	741
* Essar Energy plc		304,495	622
			1,834,938
Total Common Stocks (Cost $12,462,589)			12,471,767
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)

[2,3] Vanguard Market Liquidity Fund (Cost $208,472)	0.096%	208,472,235	208,472

Total Investments (101.8%) (Cost $12,671,061)			12,680,239
Other Assets and Liabilities-Net (-1.8%)[3]			(228,246)
Net Assets (100%)			12,451,993

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $197,354,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate value of these securities was $96,338,000, representing 0.8% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $208,472,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

FTSE All-World ex-US Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks-North & South America	1,658,937	—	—
Common Stocks-Other	173,351	10,639,282	197
Temporary Cash Investments	208,472	—	—
Total	2,040,760	10,639,282	197

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2012. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks-Other
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2011	—
Transfers into Level 3	197
Balance as of January 31, 2012	197

D. At January 31, 2012, the cost of investment securities for tax purposes was $12,683,832,000. Net unrealized depreciation of investment securities for tax purposes was $3,593,000, consisting of unrealized gains of $1,520,893,000 on securities that had risen in value since their purchase and $1,524,486,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)
Argentina (0.0%)
MercadoLibre Inc.	1,500	131

Australia (3.2%)
BHP Billiton Ltd.	156,883	6,214
Commonwealth Bank of Australia	72,009	3,869
Westpac Banking Corp.	143,438	3,215
Australia & New Zealand Banking Group Ltd.	120,551	2,742
National Australia Bank Ltd.	103,322	2,615
Rio Tinto Ltd.	24,031	1,763
Woolworths Ltd.	61,312	1,613
Wesfarmers Ltd.	43,894	1,411
Newcrest Mining Ltd.	37,776	1,352
Woodside Petroleum Ltd.	29,352	1,065
Westfield Group	117,242	1,058
CSL Ltd.	28,506	940
Origin Energy Ltd.	52,990	773
Brambles Ltd.	95,095	734
Telstra Corp. Ltd.	203,753	720
Santos Ltd.	48,026	686
QBE Insurance Group Ltd.	54,548	664
Orica Ltd.	24,441	642
AMP Ltd.	133,921	607
Suncorp Group Ltd.	60,914	543
WorleyParsons Ltd.	17,238	499
Oil Search Ltd.	66,658	467
Macquarie Group Ltd.	16,502	446
Transurban Group	76,005	443
Iluka Resources Ltd.	22,631	440
Amcor Ltd.	58,725	439
Stockland	106,898	381
Westfield Retail Trust	138,479	371
Coca-Cola Amatil Ltd.	29,948	367
AGL Energy Ltd.	23,005	356
Fortescue Metals Group Ltd.	62,086	332
UGL Ltd.	22,674	323
Wesfarmers Ltd. Price Protected Shares	9,700	317
Incitec Pivot Ltd.	93,046	317
GPT Group	91,676	301
1 Spark Infrastructure Group	208,073	295
ASX Ltd.	9,005	287
Leighton Holdings Ltd.	10,247	255
Crown Ltd.	29,640	255
Goodman Group	373,165	254
Insurance Australia Group Ltd.	81,350	251
Bradken Ltd.	29,923	249
Asciano Ltd.	49,290	246
APA Group	48,174	245
Sonic Healthcare Ltd.	19,759	236
Metcash Ltd.	54,938	235

	Dexus Property Group	239,829	227
^	carsales.com Ltd.	43,736	223
	Mirvac Group	168,766	221
	Iress Market Technology Ltd.	29,801	220
	Computershare Ltd.	26,959	219
	Lend Lease Group	27,943	218
	Primary Health Care Ltd.	69,027	218
*	PanAust Ltd.	55,538	206
	CFS Retail Property Trust	111,755	204
	Atlas Iron Ltd.	61,964	204
	Campbell Brothers Ltd.	3,652	202
	Alumina Ltd.	145,931	198
	GrainCorp Ltd.	23,273	194
	OZ Minerals Ltd.	16,620	192
	Toll Holdings Ltd.	35,051	186
	Tatts Group Ltd.	67,497	182
	Investa Office Fund	266,726	180
	Seek Ltd.	32,152	180
	Cochlear Ltd.	2,817	177
	Monadelphous Group Ltd.	7,575	177
	James Hardie Industries SE	23,108	174
	Sims Metal Management Ltd.	10,703	172
	Mineral Resources Ltd.	12,467	161
	Whitehaven Coal Ltd.	26,548	160
	Mount Gibson Iron Ltd.	105,993	159
	Boart Longyear Ltd.	41,694	156
	Boral Ltd.	36,188	155
	Ramsay Health Care Ltd.	7,646	154
	Bendigo and Adelaide Bank Ltd.	17,379	153
	Flight Centre Ltd.	7,420	152
	Myer Holdings Ltd.	66,718	151
	Harvey Norman Holdings Ltd.	69,041	151
*	Downer EDI Ltd.	37,545	144
*	Extract Resources Ltd.	15,615	142
	David Jones Ltd.	51,454	141
*	Echo Entertainment Group Ltd.	36,406	140
*	Regis Resources Ltd.	32,830	138
	Commonwealth Property Office Fund	133,616	138
	Charter Hall Retail REIT	39,421	136
	Adelaide Brighton Ltd.	42,509	134
	Aristocrat Leisure Ltd.	50,631	133
^	JB Hi-Fi Ltd.	9,939	133
	Treasury Wine Estates Ltd.	34,620	128
	Challenger Ltd.	26,607	125
	Transfield Services Ltd.	57,532	122
	Beach Energy Ltd.	77,649	122
	GUD Holdings Ltd.	14,928	119
	Reject Shop Ltd.	10,056	117
*	Resolute Mining Ltd.	53,798	117
	TABCORP Holdings Ltd.	37,548	116
^,* Lynas Corp. Ltd.		80,809	114
*	Perseus Mining Ltd.	36,239	110
*	Aquila Resources Ltd.	16,696	106
*	Qantas Airways Ltd.	61,110	102
	Bank of Queensland Ltd.	12,580	101
	Ansell Ltd.	6,337	100
*	Sundance Resources Ltd.	218,642	100

*	Karoon Gas Australia Ltd.	17,598	97
	Caltex Australia Ltd.	7,023	95
	Charter Hall Office REIT	24,160	91
*	Aurora Oil & Gas Ltd.	29,000	90
	Perpetual Ltd.	4,177	90
	BlueScope Steel Ltd.	206,594	89
^,* Mesoblast Ltd.		12,513	86
	New Hope Corp. Ltd.	13,939	83
	IOOF Holdings Ltd.	12,429	74
*	Paladin Energy Ltd.	36,863	72
	SP AusNet	65,297	67
*	Energy Resources of Australia Ltd.	38,157	62
	OneSteel Ltd.	73,716	58
	Customers Ltd.	63,116	57
	CSR Ltd.	26,113	57
	Goodman Fielder Ltd.	79,350	44
	DuluxGroup Ltd.	13,950	42
	Billabong International Ltd.	10,795	21
			52,112
Austria (0.2%)
	Voestalpine AG	13,483	443
	Erste Group Bank AG	14,528	320
	OMV AG	7,497	246
	Wienerberger AG	20,167	233
	Telekom Austria AG	17,373	203
	Atrium European Real Estate Ltd.	41,152	189
	Andritz AG	2,008	186
	IMMOFINANZ AG	54,176	174
	Raiffeisen Bank International AG	3,302	113
	Schoeller-Bleckmann Oilfield Equipment AG	1,209	102
	Verbund AG	3,189	87
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,997	86
	Strabag SE	1,787	52
			2,434
Belgium (0.4%)
	Anheuser-Busch InBev NV	38,020	2,312
	Umicore SA	10,039	468
	Ageas	142,122	296
	Sofina SA	3,883	296
	Groupe Bruxelles Lambert SA	3,986	289
	UCB SA	6,617	270
	Delhaize Group SA	4,867	265
	Belgacom SA	8,410	263
	Cofinimmo	1,856	217
	Solvay SA Class A	2,184	216
	Ackermans & van Haaren NV	2,684	216
	Nyrstar	21,066	197
	Telenet Group Holding NV	4,319	171
	KBC Groep NV	8,769	167
	Befimmo SCA Sicafi	2,451	166
	Colruyt SA	3,340	126
	D'ieteren SA	1,939	97
	NV Bekaert SA	2,304	94
	Recticel SA	11,512	79
*	Dexia SA	5,075	2
			6,207

Brazil (2.1%)
Petroleo Brasileiro SA ADR Type A	121,405	3,391
Itau Unibanco Holding SA ADR	117,893	2,353
Vale SA Class B ADR	95,353	2,309
Vale SA Class B ADR	90,704	2,295
Cia de Bebidas das Americas ADR	58,961	2,146
Petroleo Brasileiro SA ADR	69,518	2,124
Banco Bradesco SA ADR	107,012	1,913
Petroleo Brasileiro SA Prior Pfd.	66,992	942
Banco do Brasil SA	50,493	786
BRF - Brasil Foods SA	39,524	783
Cia Siderurgica Nacional SA ADR	68,170	700
Itausa - Investimentos Itau SA Prior Pfd.	106,430	697
BM&FBovespa SA	91,450	575
* OGX Petroleo e Gas Participacoes SA	56,600	536
Petroleo Brasileiro SA	33,046	509
Embraer SA ADR	16,800	461
Cia Energetica de Minas Gerais Prior Pfd.	21,250	430
CCR SA	61,100	425
Redecard SA	21,888	395
Gerdau SA Prior Pfd.	39,500	376
Ultrapar Participacoes SA	18,548	375
Souza Cruz SA	23,100	301
Cia de Bebidas das Americas	9,817	292
Banco Santander Brasil SA	31,000	287
Centrais Eletricas Brasileiras SA	26,900	276
Telefonica Brasil SA Prior Pfd.	9,280	258
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	6,138	256
Tim Participacoes SA	45,200	251
Lojas Americanas SA Prior Pfd.	25,134	243
Cielo SA	8,122	242
BR Malls Participacoes SA	22,000	240
Tractebel Energia SA	13,500	234
Brasil Telecom SA ADR	12,154	228
Natura Cosmeticos SA	10,600	227
PDG Realty SA Empreendimentos e Participacoes	55,900	227
Bradespar SA Prior Pfd.	11,200	225
Vale SA Prior Pfd.	9,000	220
Lojas Renner SA	6,300	213
BR Properties SA	18,900	206
All America Latina Logistica SA	34,800	200
Itau Unibanco Holding SA	11,300	197
CETIP SA - Balcao Organizado de Ativos e Derivativos	12,600	194
Centrais Eletricas Brasileiras SA Prior Pfd.	13,100	192
Cia Hering	7,800	188
Tele Norte Leste ADR	18,781	176
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	26,200	176
Diagnosticos da America SA	18,000	173
* JBS SA	46,798	171
Localiza Rent a Car SA	10,000	164
Klabin SA Prior Pfd.	33,600	156
Weg SA	12,747	142
Cia Paranaense de Energia Prior Pfd.	5,900	137
Cia Energetica de Sao Paulo Prior Pfd.	7,285	137
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,498	134
Totvs SA	7,800	134
Cia de Saneamento de Minas Gerais-COPASA	5,900	131

MRV Engenharia e Participacoes SA	16,600	128
Cosan SA Industria e Comercio	7,500	121
Rossi Residencial SA	21,900	118
Metalurgica Gerdau SA Prior Pfd. Class A	9,500	114
Cia de Saneamento Basico do Estado de Sao Paulo	3,400	114
Marcopolo SA Prior Pfd.	24,700	112
Gafisa SA	40,500	111
TAM SA Prior Pfd.	5,069	108
Anhanguera Educacional Participacoes SA	7,900	106
Banco do Estado do Rio Grande do Sul Prior Pfd.	9,200	106
Vale SA	4,100	105
Usinas Siderurgicas de Minas Gerais SA	10,800	105
EDP - Energias do Brasil SA	4,200	98
AES Tiete SA Prior Pfd.	6,800	97
Odontoprev SA	5,800	97
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	4,608	96
Hypermarcas SA	15,412	94
Multiplan Empreendimentos Imobiliarios SA	3,800	87
Braskem SA Prior Pfd.	9,400	84
Light SA	5,273	83
CPFL Energia SA	5,400	80
Gerdau SA	9,800	77
Porto Seguro SA	6,472	77
Embraer SA	10,400	72
Amil Participacoes SA	7,100	71
Duratex SA	12,660	71
Fibria Celulose SA	8,600	70
Telemar Norte Leste SA Prior Pfd.	2,700	70
Sul America SA	6,200	63
Lojas Americanas SA	7,100	62
Gerdau SA ADR	5,726	54
* HRT Participacoes em Petroleo SA	200	52
Suzano Papel e Celulose SA Prior Pfd.	12,234	52
EcoRodovias Infraestrutura e Logistica SA	7,300	51
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	1,573	50
Tele Norte Leste	4,300	49
* MPX Energia SA	1,800	48
* OSX Brasil SA	4,800	37
Brasil Telecom SA	2,700	18
Brasil Telecom SA Prior Pfd.	2,000	13
		34,970
Canada (4.5%)
Royal Bank of Canada	70,430	3,679
Toronto-Dominion Bank	41,300	3,194
Bank of Nova Scotia	52,449	2,695
Suncor Energy Inc.	77,252	2,661
Barrick Gold Corp.	48,288	2,382
Canadian Natural Resources Ltd.	53,760	2,130
Potash Corp. of Saskatchewan Inc.	41,160	1,929
Goldcorp Inc.	39,489	1,910
Canadian National Railway Co.	19,778	1,492
^ Bank of Montreal	25,229	1,467
Cenovus Energy Inc.	38,474	1,404
Enbridge Inc.	36,380	1,369
Canadian Imperial Bank of Commerce	17,552	1,335
TransCanada Corp.	32,350	1,331
Teck Resources Ltd. Class B	28,810	1,222

Manulife Financial Corp.	91,600	1,070
Brookfield Asset Management Inc. Class A	33,948	1,030
* Valeant Pharmaceuticals International Inc.	16,100	780
Imperial Oil Ltd.	15,590	743
Encana Corp.	38,480	737
Nexen Inc.	40,404	724
Agrium Inc.	8,651	697
Canadian Pacific Railway Ltd.	9,539	680
Kinross Gold Corp.	58,949	666
Talisman Energy Inc.	53,466	639
Crescent Point Energy Corp.	13,900	636
First Quantum Minerals Ltd.	28,700	629
Sun Life Financial Inc.	31,192	625
Yamana Gold Inc.	36,100	625
Tim Hortons Inc.	12,743	621
Cameco Corp.	26,028	604
Silver Wheaton Corp.	16,900	603
National Bank of Canada	7,230	542
Thomson Reuters Corp.	19,301	530
Power Corp. of Canada	21,190	515
Magna International Inc.	11,160	461
* Research In Motion Ltd.	26,972	450
Shoppers Drug Mart Corp.	10,860	449
Eldorado Gold Corp.	29,600	448
BCE Inc.	10,000	408
Shaw Communications Inc. Class B	20,520	407
Fairfax Financial Holdings Ltd.	1,000	406
* CGI Group Inc. Class A	19,330	390
SNC-Lavalin Group Inc.	7,500	386
Intact Financial Corp.	6,500	383
Canadian Utilities Ltd. Class A	6,250	376
Pacific Rubiales Energy Corp.	14,765	372
Bombardier Inc. Class B	79,800	369
* InterOil Corp.	5,500	369
Husky Energy Inc.	14,760	361
Agnico-Eagle Mines Ltd.	9,259	347
IAMGOLD Corp.	20,400	340
RioCan Real Estate Investment Trust	13,100	339
Fortis Inc.	9,700	323
Brookfield Office Properties Inc.	18,500	319
* MEG Energy Corp.	7,000	315
Power Financial Corp.	11,760	314
Saputo Inc.	7,600	310
IGM Financial Inc.	6,600	295
Metro Inc. Class A	5,200	284
* New Gold Inc.	24,100	282
Franco-Nevada Corp.	6,100	276
* Ivanhoe Mines Ltd.	16,379	264
* Osisko Mining Corp.	21,600	258
* Athabasca Oil Sands Corp.	21,800	254
Inmet Mining Corp.	3,800	254
Canadian Tire Corp. Ltd. Class A	3,900	250
Great-West Lifeco Inc.	11,300	249
Emera Inc.	7,400	239
Finning International Inc.	8,600	235
CI Financial Corp.	10,700	230
TransAlta Corp.	11,260	229

Astral Media Inc. Class A	6,500	229
Vermilion Energy Inc.	4,900	225
Jean Coutu Group PJC Inc. Class A	16,700	223
Viterra Inc.	20,600	222
Sherritt International Corp.	34,400	217
Atco Ltd.	3,600	214
Russel Metals Inc.	8,600	213
Onex Corp.	6,100	211
Methanex Corp.	7,700	210
Empire Co. Ltd. Class A	3,700	208
Teekay Corp.	7,500	206
Corus Entertainment Inc. Class B	9,700	202
Alimentation Couche Tard Inc. Class B	6,600	200
Loblaw Cos. Ltd.	5,500	200
CAE Inc.	17,900	197
Niko Resources Ltd.	4,000	195
HudBay Minerals Inc.	16,500	193
Bank of Montreal	3,309	192
Rogers Communications Inc. Class B	4,800	185
* SXC Health Solutions Corp.	2,900	184
Pembina Pipeline Corp.	6,800	182
Dollarama Inc.	4,200	181
RONA Inc.	18,500	174
AGF Management Ltd. Class B	11,100	174
Dundee Corp. Class A	7,200	174
* Thompson Creek Metals Co. Inc.	20,500	173
Atlantic Power Corp.	11,600	172
* FirstService Corp.	5,800	172
Groupe Aeroplan Inc.	13,800	171
TELUS Corp.	3,000	169
George Weston Ltd.	2,600	169
Centerra Gold Inc.	8,500	168
Artis Real Estate Investment Trust	10,900	164
Quebecor Inc. Class B	4,600	163
First Capital Realty Inc.	8,900	159
TransForce Inc.	9,800	158
Progressive Waste Solutions Ltd.	6,900	157
* Lundin Mining Corp.	30,700	155
Pan American Silver Corp.	6,700	154
* Detour Gold Corp.	5,500	154
AltaGas Ltd.	5,000	151
Primaris Retail Real Estate Investment Trust	7,000	151
Progress Energy Resources Corp.	14,200	150
Toromont Industries Ltd.	6,700	149
* Stantec Inc.	5,300	147
Laurentian Bank of Canada	3,200	147
* Quadra FNX Mining Ltd.	9,800	147
* Open Text Corp.	2,900	147
* Crew Energy Inc.	10,700	146
Gildan Activewear Inc.	6,600	144
Alamos Gold Inc.	6,900	141
TMX Group Inc.	3,200	137
^ Cominar Real Estate Investment Trust	6,300	136
Maple Leaf Foods Inc.	12,300	136
* Precision Drilling Corp.	13,200	135
Ensign Energy Services Inc.	8,700	135
Cogeco Cable Inc.	2,800	135

*	Legacy Oil & Gas Inc.	10,800	134
*	Alacer Gold Corp.	14,100	133
	H&R Real Estate Investment Trust	5,600	130
	Ritchie Bros Auctioneers Inc.	5,500	130
	Industrial Alliance Insurance & Financial Services Inc.	4,900	129
	Petrominerales Ltd.	6,200	129
*	AuRico Gold Inc.	13,500	128
	Bonterra Energy Corp.	2,400	128
	Reitmans Canada Ltd. Class A	8,700	128
	Mullen Group Ltd.	6,600	127
	Morguard Real Estate Investment Trust	7,500	125
^	PetroBakken Energy Ltd. Class A	8,500	124
*	Petrobank Energy & Resources Ltd.	8,900	124
*	Celestica Inc.	14,500	124
	Trican Well Service Ltd.	7,400	123
	Canadian Real Estate Investment Trust	3,300	123
	Boardwalk Real Estate Investment Trust	2,300	120
	CML HealthCare Inc.	11,600	120
*	European Goldfields Ltd.	9,300	119
	Trilogy Energy Corp.	3,800	118
	Allied Properties Real Estate Investment Trust	4,600	118
	Genworth MI Canada Inc.	5,200	118
	Calloway Real Estate Investment Trust	4,300	115
*	Imperial Metals Corp.	7,400	115
	Home Capital Group Inc. Class B	2,200	113
*	Great Canadian Gaming Corp.	13,100	112
*	Silver Standard Resources Inc.	6,500	112
	Canadian Western Bank	4,200	111
	Chartwell Seniors Housing Real Estate Investment Trust	12,400	110
*	Canfor Corp.	9,400	110
	Manitoba Telecom Services Inc.	3,400	108
	SEMAFO Inc.	16,000	107
	Linamar Corp.	6,200	106
	CCL Industries Inc. Class B	3,300	104
*	Westport Innovations Inc.	2,500	104
*	Dundee Precious Metals Inc.	11,000	103
	MacDonald Dettwiler & Associates Ltd.	2,300	101
	West Fraser Timber Co. Ltd.	2,100	101
	ShawCor Ltd. Class A	3,400	101
	Major Drilling Group International	6,000	101
	Dundee Real Estate Investment Trust	3,000	100
*	BlackPearl Resources Inc.	20,000	96
*	Celtic Exploration Ltd.	5,100	94
	Nevsun Resources Ltd.	14,300	94
	Canadian Apartment Properties REIT	4,100	93
*	Novagold Resources Inc.	9,000	93
*	Minefinders Corp.	6,500	92
^,* Uranium One Inc.		35,900	92
	TELUS Corp. Class A	1,700	91
*	Capstone Mining Corp.	26,300	91
	Silvercorp Metals Inc.	10,900	90
*	Paramount Resources Ltd. Class A	2,600	89
*	Birchcliff Energy Ltd.	6,600	88
*	Bankers Petroleum Ltd.	15,900	85
	Enerflex Ltd.	6,900	85
*	Kirkland Lake Gold Inc.	4,700	84
*	Rubicon Minerals Corp.	19,300	83

Calfrac Well Services Ltd.	3,100	80
* Aurizon Mines Ltd.	13,800	77
* Imax Corp.	3,600	75
* Gabriel Resources Ltd.	12,200	74
* QLT Inc.	10,500	74
* Seabridge Gold Inc.	3,600	73
Trinidad Drilling Ltd.	10,700	72
Canadian Oil Sands Ltd.	1,600	40
* Cardiome Pharma Corp.	4,800	11
		72,842
Chile (0.3%)
Empresas COPEC SA	21,630	323
SACI Falabella	36,038	308
Empresa Nacional de Electricidad SA ADR	6,570	308
Banco Santander Chile	3,784,612	298
Sociedad Quimica y Minera de Chile SA ADR	4,611	271
Enersis SA	742,909	269
Empresa Nacional de Electricidad SA	167,940	259
Banco de Chile	1,711,607	257
Cencosud SA	45,072	256
Lan Airlines SA	10,249	256
CAP SA	5,685	238
Vina Concha y Toro SA	102,740	219
Empresas CMPC SA	54,350	216
Salfacorp SA	57,321	152
Sonda SA	52,948	144
Banco de Credito e Inversiones	1,905	122
Cia Sud Americana de Vapores SA	583,637	118
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	1,748	102
Corpbanca	6,493,102	96
* Sociedad Matriz Banco de Chile Class B	276,858	94
Colbun SA	354,353	93
ENTEL Chile SA	4,343	79
Cia Cervecerias Unidas SA	6,295	79
AES Gener SA	134,372	78
		4,635
China (2.3%)
China Mobile Ltd.	314,751	3,217
China Construction Bank Corp.	4,011,060	3,201
Industrial & Commercial Bank of China	3,534,245	2,468
Bank of China Ltd.	4,650,800	1,994
CNOOC Ltd.	927,000	1,888
PetroChina Co. Ltd.	1,190,000	1,733
China Life Insurance Co. Ltd.	431,000	1,265
China Petroleum & Chemical Corp.	1,001,319	1,208
Tencent Holdings Ltd.	46,800	1,143
Ping An Insurance Group Co.	121,095	958
China Shenhua Energy Co. Ltd.	201,500	885
China Unicom Hong Kong Ltd.	417,574	769
Hengan International Group Co. Ltd.	66,500	593
Belle International Holdings Ltd.	307,000	498
Agricultural Bank of China Ltd.	1,003,500	494
China Telecom Corp. Ltd.	856,034	480
China Merchants Bank Co. Ltd.	195,131	429
China Overseas Land & Investment Ltd.	224,480	416
Tsingtao Brewery Co. Ltd.	63,805	345

	Bank of Communications Co. Ltd.	407,058	325
	Tingyi Cayman Islands Holding Corp.	110,000	321
	Lenovo Group Ltd.	390,000	312
	Hangzhou Steam Turbine Co. Class B	239,464	284
	Want Want China Holdings Ltd.	302,000	280
	China Citic Bank Corp. Ltd.	437,010	278
	PICC Property & Casualty Co. Ltd.	198,600	261
	China Communications Construction Co. Ltd.	279,375	260
	Inner Mongolia Yitai Coal Co. Class B	50,700	258
	Yanzhou Coal Mining Co. Ltd.	106,000	253
	Digital China Holdings Ltd.	152,000	250
	Dongfeng Motor Group Co. Ltd.	134,000	250
	China Coal Energy Co. Ltd.	193,000	242
	China Resources Land Ltd.	134,000	236
	Anhui Conch Cement Co. Ltd.	66,000	222
	China Pacific Insurance Group Co. Ltd.	65,600	218
	Dah Chong Hong Holdings Ltd.	166,000	210
	China Resources Enterprise Ltd.	60,000	207
	China Merchants Holdings International Co. Ltd.	62,000	206
	Kunlun Energy Co. Ltd.	128,000	202
	China National Building Material Co. Ltd.	166,000	200
	China Shanshui Cement Group Ltd.	267,000	196
	China Resources Power Holdings Co. Ltd.	99,400	194
^	China Minsheng Banking Corp. Ltd.	203,800	188
	Beijing Enterprises Holdings Ltd.	32,000	185
	China Mengniu Dairy Co. Ltd.	68,000	182
	Jiangxi Copper Co. Ltd.	71,000	180
	China Shipping Development Co. Ltd.	256,000	178
	Citic Pacific Ltd.	91,000	174
	China State Construction International Holdings Ltd.	218,000	173
	China COSCO Holdings Co. Ltd.	276,500	157
	GOME Electrical Appliances Holding Ltd.	620,720	147
	Parkson Retail Group Ltd.	117,500	141
^	Evergrande Real Estate Group Ltd.	296,000	140
^	Zijin Mining Group Co. Ltd.	313,301	138
	Yuexiu Property Co. Ltd.	799,200	137
	China Gas Holdings Ltd.	294,000	137
*	Brilliance China Automotive Holdings Ltd.	126,000	135
	China BlueChemical Ltd.	176,000	134
	COSCO Pacific Ltd.	96,000	133
^	GCL-Poly Energy Holdings Ltd.	382,000	131
	China Oilfield Services Ltd.	80,000	130
	Guangzhou Automobile Group Co. Ltd.	117,857	128
^,*	Alibaba.com Ltd.	114,500	123
	ENN Energy Holdings Ltd.	40,000	121
^	Aluminum Corp. of China Ltd.	243,331	118
	Guangzhou R&F Properties Co. Ltd.	117,400	115
*	Sohu.com Inc.	1,900	113
^	China Yurun Food Group Ltd.	68,000	112
	Zhejiang Expressway Co. Ltd.	160,000	112
	Country Garden Holdings Co. Ltd.	261,000	112
	Kingboard Chemical Holdings Ltd.	32,500	112
*	Byd Co. Ltd.	35,500	111
	Shenzhen Chiwan Petroleum Class B	108,200	111
	China Agri-Industries Holdings Ltd.	136,000	110
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	80,180	108
	Sino-Ocean Land Holdings Ltd.	209,500	107

Zhejiang Southeast Electric Power Co. Class B	245,800	107
* Foshan Huaxin Packaging Co. Ltd. Class B	266,600	106
Yantai Changyu Pioneer Wine Co. Ltd. Class B	9,718	102
Weiqiao Textile Co.	191,000	98
Weichai Power Co. Ltd.	18,000	96
China International Marine Containers Group Co. Ltd. Class B	77,000	94
Great Wall Motor Co. Ltd.	54,250	93
Air China Ltd.	116,000	92
Huaneng Power International Inc.	152,000	92
Sinopharm Group Co. Ltd.	37,600	89
Shanghai Industrial Holdings Ltd.	26,000	83
* Chongqing Rural Commercial Bank	146,000	83
Zhaojin Mining Industry Co. Ltd.	45,500	82
ZTE Corp.	29,212	79
Longfor Properties Co. Ltd.	58,500	77
China Resources Cement Holdings Ltd.	106,000	76
^ Agile Property Holdings Ltd.	68,000	76
Great Wall Technology Co. Ltd.	330,000	74
Shandong Weigao Group Medical Polymer Co. Ltd.	80,000	74
Shimao Property Holdings Ltd.	71,500	74
China Vanke Co. Ltd. Class B	66,500	73
* China Taiping Insurance Holdings Co. Ltd.	38,800	72
Shanghai Electric Group Co. Ltd.	152,000	70
Soho China Ltd.	106,000	69
Golden Eagle Retail Group Ltd.	30,000	69
China Everbright Ltd.	42,000	69
China Railway Construction Corp. Ltd.	102,626	67
China Railway Group Ltd.	184,000	66
Fosun International Ltd.	106,500	65
Guangdong Investment Ltd.	112,000	65
CSR Corp. Ltd.	98,000	64
Zhuzhou CSR Times Electric Co. Ltd.	29,000	64
Jiangsu Expressway Co. Ltd.	64,000	64
Datang International Power Generation Co. Ltd.	188,000	63
China Longyuan Power Group Corp.	80,000	61
Shanghai Prime Machinery Co. Ltd.	338,000	57
^,*,1 CITIC Securities Co. Ltd.	28,000	55
Anta Sports Products Ltd.	52,000	52
* China Southern Airlines Co. Ltd.	88,000	45
Shandong Xinhua Pharmaceutical Co. Ltd.	134,000	36
New World China Land Ltd.	45,700	11
Guangzhou Pharmaceutical Co. Ltd.	14,000	11
Chaoda Modern Agriculture Holdings Ltd.	132,000	4
		37,301
Colombia (0.1%)
Ecopetrol SA	232,253	590
BanColombia SA ADR	5,668	351
BanColombia SA	19,781	306
Grupo de Inversiones Suramericana SA	11,712	197
Inversiones Argos SA	17,157	159
Almacenes Exito SA	11,369	154
Cementos Argos SA	16,029	97
Interconexion Electrica SA ESP	15,254	95
Corp Financiera Colombiana SA	4,429	84
		2,033

Czech Republic (0.0%)
	CEZ AS	12,643	512
	Komercni Banka AS	748	143
	Telefonica Czech Republic AS	3,549	71
			726
Denmark (0.4%)
	Novo Nordisk A/S Class B	24,473	2,908
*	Danske Bank A/S	44,630	650
	AP Moeller - Maersk A/S Class B	85	627
	Carlsberg A/S Class B	5,872	448
	Coloplast A/S Class B	2,820	416
	Novozymes A/S	14,012	395
	AP Moeller - Maersk A/S Class A	34	239
	DSV A/S	10,501	215
	Sydbank A/S	11,263	192
	GN Store Nord A/S	18,498	188
	FLSmidth & Co. A/S	2,395	177
*	Topdanmark A/S	979	153
*	Jyske Bank A/S	5,146	152
^,* Vestas Wind Systems A/S		11,842	134
*	William Demant Holding A/S	1,178	98
	Auriga Industries Class B	4,264	61
	H Lundbeck A/S	2,918	58
	Tryg A/S	1,023	56
			7,167
Egypt (0.1%)
	Sidi Kerir Petrochemcials Co.	79,618	183
	National Societe Generale Bank SAE	31,405	147
	Telecom Egypt Co.	55,015	137
	Commercial International Bank Egypt SAE	28,753	113
	Alexandria Mineral Oils Co.	7,392	94
	Orascom Telecom Holding SAE GDR	30,107	92
	Egyptian Kuwaiti Holding Co. SAE	50,301	56
*	Talaat Moustafa Group	84,619	56
*	Orascom Telecom Media And Technology Holding SAE GDR	30,107	27
	Orascom Construction Industries GDR	406	17
			922
Finland (0.4%)
	Nokia Oyj	188,030	944
	Sampo Oyj	19,903	525
	Fortum Oyj	18,892	415
	Wartsila OYJ Abp	11,617	393
	Metso Oyj	8,909	390
	UPM-Kymmene Oyj	29,570	380
	Kone Oyj Class B	6,732	368
	Orion Oyj Class B	12,656	246
	Nokian Renkaat Oyj	6,806	244
	Stora Enso Oyj	31,384	224
	Elisa Oyj	10,310	217
	Sponda Oyj	44,471	191
	Outotec Oyj	3,582	189
	Pohjola Bank plc Class A	14,770	158
	YIT Oyj	8,516	157
	Huhtamaki Oyj	11,387	139
	Konecranes Oyj	5,372	132
	Amer Sports Oyj Class A	10,003	127

Tieto Oyj	8,018	121
Kesko Oyj Class B	3,410	121
Cargotec Oyj Class B	3,191	116
Neste Oil Oyj	6,334	71
		5,868
France (3.4%)
Total SA	111,925	5,932
Sanofi	63,026	4,673
LVMH Moet Hennessy Louis Vuitton SA	17,587	2,849
GDF Suez	81,960	2,231
BNP Paribas SA	52,059	2,214
Danone	31,179	1,929
Schneider Electric SA	27,685	1,724
AXA SA	112,694	1,716
Air Liquide SA	13,064	1,649
L'Oreal SA	14,009	1,492
France Telecom SA	94,034	1,414
Vinci SA	29,330	1,365
Vivendi SA	59,202	1,242
Pernod-Ricard SA	12,877	1,239
ArcelorMittal	59,235	1,217
Cie de St-Gobain	26,815	1,198
Societe Generale SA	39,119	1,046
Unibail-Rodamco SE	4,827	929
Carrefour SA	35,844	821
Hermes International	2,260	786
PPR	4,782	755
Cie Generale d'Optique Essilor International SA	9,394	689
Alstom SA	16,234	622
Legrand SA	15,790	545
Technip SA	5,743	541
Christian Dior SA	3,761	533
European Aeronautic Defence and Space Co. NV	14,803	498
Cie Generale des Etablissements Michelin Class B	6,862	471
Lafarge SA	11,459	469
Sodexo	6,160	458
Renault SA	10,389	444
Vallourec SA	6,183	418
Accor SA	12,551	382
Publicis Groupe SA	7,491	378
SES SA	15,260	361
Societe BIC SA	3,839	342
Bouygues SA	10,950	342
Credit Agricole SA	53,213	329
Safran SA	10,403	324
Veolia Environnement SA	27,552	314
Eutelsat Communications SA	8,124	302
Havas SA	62,394	289
Arkema SA	3,512	285
Cap Gemini SA	7,689	281
Edenred	11,340	276
Suez Environnement Co.	21,109	270
* Alcatel-Lucent	147,523	260
SCOR SE	10,187	257
Dassault Systemes SA	2,997	249
Gemalto NV	4,531	243
EDF SA	10,371	239

STMicroelectronics NV	34,957	233
Nexans SA	3,624	226
Groupe Eurotunnel SA	27,185	224
Lagardere SCA	7,785	222
* Cie Generale de Geophysique - Veritas	7,594	213
Bureau Veritas SA	2,867	210
Metropole Television SA	12,110	203
Casino Guichard Perrachon SA	2,266	202
Zodiac Aerospace	2,156	193
Valeo SA	4,048	191
Peugeot SA	10,083	187
^ Bourbon SA	5,273	180
Imerys SA	3,027	169
AtoS	3,172	160
Neopost SA	2,222	157
Wendel SA	2,019	150
Klepierre	4,982	150
Eurazeo	3,261	142
Orpea	4,455	142
Eramet	929	140
Natixis	45,078	139
Thales SA	4,011	137
Remy Cointreau SA	1,558	137
Teleperformance SA	5,376	135
Iliad SA	1,098	133
Eiffage SA	4,209	129
Societe Immobiliere de Location pour l'Industrie et le Commerce	1,206	122
Rubis	2,205	119
Aeroports de Paris	1,562	115
Faurecia	4,590	115
Etablissements Maurel et Prom	6,590	110
CNP Assurances	8,083	109
SEB SA	1,286	107
Fonciere Des Regions	1,422	94
ICADE	1,132	92
CFAO SA	2,684	92
Societe Television Francaise 1	8,145	90
Mercialys SA	2,574	89
Gecina SA	920	88
Saft Groupe SA	2,896	88
* JCDecaux SA	3,224	82
BioMerieux	917	77
Rexel SA	3,756	74
Societe de la Tour Eiffel	832	43
		56,042
Germany (2.8%)
^ Siemens AG	41,875	3,955
BASF SE	44,712	3,449
Bayer AG	41,210	2,895
Daimler AG	51,709	2,870
SAP AG	44,025	2,662
Allianz SE	22,454	2,475
E.ON AG	93,151	1,999
Deutsche Bank AG	46,141	1,966
Deutsche Telekom AG	159,441	1,796
Volkswagen AG Prior Pfd.	8,304	1,476
Bayerische Motoren Werke AG	13,892	1,192

	Muenchener Rueckversicherungs AG	8,964	1,169
	RWE AG	27,392	1,052
	Linde AG	5,785	920
	Deutsche Post AG	53,219	887
	Adidas AG	10,569	764
	Fresenius Medical Care AG & Co. KGaA	9,896	707
*	Deutsche Boerse AG	11,481	678
	Fresenius SE & Co. KGaA	6,048	615
	ThyssenKrupp AG	20,341	580
	Porsche Automobil Holding SE Prior Pfd.	9,103	561
	Henkel AG & Co. KGaA Prior Pfd.	8,758	541
	HeidelbergCement AG	10,459	516
	K&S AG	10,242	490
*	Commerzbank AG	194,514	468
	Infineon Technologies AG	49,826	457
	MAN SE	3,528	372
	Metro AG	8,986	347
	Merck KGaA	3,177	332
*	Continental AG	3,968	318
	GEA Group AG	9,374	302
	Deutsche Euroshop AG	8,453	288
	Aurubis AG	5,039	284
	Beiersdorf AG	4,671	281
	Lanxess AG	4,223	276
	Henkel AG & Co. KGaA	5,039	262
*	QIAGEN NV	15,162	248
*	Kabel Deutschland Holding AG	4,633	242
	Symrise AG	7,946	227
	MTU Aero Engines Holding AG	3,038	212
^	Douglas Holding AG	4,962	210
	Brenntag AG	1,988	208
	Fuchs Petrolub AG Prior Pfd.	4,378	203
	ProSiebenSat.1 Media AG Prior Pfd.	8,363	197
	Hochtief AG	3,010	195
	Volkswagen AG	1,178	191
	Wincor Nixdorf AG	3,793	177
	Hannover Rueckversicherung AG	3,238	172
	Bilfinger Berger SE	1,777	163
	Deutsche Lufthansa AG	11,416	159
	Gerry Weber International AG	4,199	143
	Rhoen Klinikum AG	6,770	141
	Leoni AG	2,998	135
	Deutsche Wohnen AG	10,045	134
	Hugo Boss AG Prior Pfd.	1,484	133
	Stada Arzneimittel AG	4,389	130
	Salzgitter AG	2,138	128
^,* SGL Carbon SE		2,453	124
	Axel Springer AG	2,547	120
	Freenet AG	8,860	119
	Wirecard AG	6,518	117
	Fraport AG Frankfurt Airport Services Worldwide	1,948	117
	United Internet AG	6,177	116
	Software AG	3,294	108
	Aixtron SE NA	7,290	99
*	Dialog Semiconductor plc	4,524	98
*	Sky Deutschland AG	40,581	96
*	TUI AG	12,874	94

	Suedzucker AG	3,115	92
	Puma SE	265	83
	Celesio AG	3,981	77
^	Wacker Chemie AG	788	72
	Fielmann AG	648	67
			45,549
Greece (0.0%)
*	National Bank of Greece SA ADR	54,503	199
	Coca Cola Hellenic Bottling Co. SA	7,705	143
	OPAP SA	12,689	130
	Hellenic Telecommunications Organization SA	32,375	120
	Hellenic Telecommunications Organization SA ADR	53,852	102
			694
Hong Kong (1.3%)
	Hutchison Whampoa Ltd.	165,000	1,566
	Sun Hung Kai Properties Ltd.	112,245	1,553
	AIA Group Ltd.	460,000	1,534
	Cheung Kong Holdings Ltd.	90,400	1,216
	Hong Kong Exchanges and Clearing Ltd.	57,200	991
	Hang Lung Group Ltd.	121,897	775
	Hong Kong & China Gas Co. Ltd.	306,280	727
	Li & Fung Ltd.	330,000	719
	CLP Holdings Ltd.	87,500	716
	Hang Seng Bank Ltd.	53,026	684
	Jardine Matheson Holdings Ltd.	12,000	621
	Power Assets Holdings Ltd.	76,500	552
	Swire Pacific Ltd. Class A	46,352	515
	BOC Hong Kong Holdings Ltd.	175,500	463
	Hongkong Land Holdings Ltd.	86,000	442
	Bank of East Asia Ltd.	107,672	439
*	Sands China Ltd.	128,800	434
	Link REIT	113,500	413
	Wharf Holdings Ltd.	60,600	344
	Hang Lung Properties Ltd.	100,000	343
	Jardine Strategic Holdings Ltd.	11,000	342
	Henderson Land Development Co. Ltd.	58,000	314
	Sino Land Co. Ltd.	176,280	294
	MTR Corp.	85,000	283
	New World Development Co. Ltd.	251,000	275
	Shangri-La Asia Ltd.	101,519	211
	Wynn Macau Ltd.	76,800	196
	SJM Holdings Ltd.	108,000	193
	Kerry Properties Ltd.	46,000	177
	Cathay Pacific Airways Ltd.	83,000	164
	Giordano International Ltd.	198,000	158
^	Luk Fook Holdings International Ltd.	42,000	155
	First Pacific Co. Ltd.	134,400	154
	Hysan Development Co. Ltd.	39,000	153
*,1 Galaxy Entertainment Group Ltd.		67,000	145
	Wheelock & Co. Ltd.	42,000	134
	AAC Technologies Holdings Inc.	50,000	122
	Cheung Kong Infrastructure Holdings Ltd.	21,000	119
	ASM Pacific Technology Ltd.	9,200	118
*	G-Resources Group Ltd.	1,914,000	118
	Yue Yuen Industrial Holdings Ltd.	38,000	116
	Esprit Holdings Ltd.	77,831	115

	Wing Hang Bank Ltd.	12,000	110
	Prosperity REIT	480,000	101
	VTech Holdings Ltd.	9,600	100
	NWS Holdings Ltd.	57,500	93
	PCCW Ltd.	292,000	92
	Lifestyle International Holdings Ltd.	37,500	88
	Television Broadcasts Ltd.	15,000	87
	Hong Kong Aircraft Engineering Co. Ltd.	6,212	86
*	Swire Properties Ltd.	32,446	82
	Xinyi Glass Holdings Ltd.	136,000	80
	Hopewell Holdings Ltd.	30,000	78
	Seaspan Corp.	5,000	76
	Orient Overseas International Ltd.	13,000	68
	Guoco Group Ltd.	6,000	62
	Techtronic Industries Co.	55,000	61
*	Foxconn International Holdings Ltd.	79,000	54
	Chinese Estates Holdings Ltd.	19,500	32
	Guangnan Holdings	160,000	21
*	HKT Trust / HKT Ltd.	6,347	4
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	2,200	—
			20,478
Hungary (0.0%)
*	MOL Hungarian Oil and Gas plc	3,778	317
	OTP Bank plc	14,516	260
	Richter Gedeon Nyrt	763	126
^,* FHB Mortgage Bank plc		21,752	49
			752
India (1.1%)
	Infosys Ltd. ADR	34,344	1,889
1	Reliance Industries Ltd. GDR	54,055	1,792
	HDFC Bank Ltd. ADR	37,513	1,164
	ITC Ltd.	281,235	1,159
	ICICI Bank Ltd.	39,465	717
	Housing Development Finance Corp.	50,032	705
	Larsen & Toubro Ltd.	23,231	614
	Bharti Airtel Ltd.	65,899	487
	Wipro Ltd.	51,353	429
	Bajaj Auto Ltd.	11,495	372
*	Cairn India Ltd.	50,775	348
	Hindustan Unilever Ltd.	43,616	334
	LIC Housing Finance Ltd.	57,441	291
	Federal Bank Ltd.	36,038	290
	NTPC Ltd.	81,834	285
	Tata Consultancy Services Ltd.	12,262	280
	Oil & Natural Gas Corp. Ltd.	47,841	267
	Yes Bank Ltd.	39,530	263
	Axis Bank Ltd.	11,989	260
	Tata Motors Ltd.	48,955	240
	Hindalco Industries Ltd.	72,576	214
	Cipla Ltd.	30,059	213
	Jindal Steel & Power Ltd.	19,145	209
	Coal India Ltd.	31,207	206
	Petronet LNG Ltd.	61,098	203
	Titan Industries Ltd.	48,049	197
	State Bank of India GDR	2,330	194
*	Genpact Ltd.	13,200	193

Bharat Heavy Electricals Ltd.	36,280	184
Sun Pharmaceutical Industries Ltd.	16,443	182
Apollo Hospitals Enterprise Ltd.	14,411	175
Grasim Industries Ltd.	3,156	167
Lupin Ltd.	17,157	165
Punjab National Bank	8,346	159
Power Grid Corp. of India Ltd.	75,181	158
Kotak Mahindra Bank Ltd.	15,566	157
Dr Reddy's Laboratories Ltd.	4,486	153
Siemens Ltd.	10,185	150
Hero Motocorp Ltd.	3,946	148
GAIL India Ltd.	19,685	148
Mahindra & Mahindra Ltd.	10,637	145
Infrastructure Development Finance Co. Ltd.	53,810	144
Canara Bank	15,022	143
Nestle India Ltd.	1,572	135
Hindustan Petroleum Corp. Ltd.	21,982	131
Bharat Petroleum Corp. Ltd.	11,070	128
Ultratech Cement Ltd.	5,215	128
Adani Enterprises Ltd.	13,726	115
Maruti Suzuki India Ltd.	4,727	113
Infosys Ltd.	2,004	110
Tata Steel Ltd.	11,558	105
DLF Ltd.	23,878	104
HCL Technologies Ltd.	10,847	96
Asian Paints Ltd.	1,552	94
Sterlite Industries India Ltd.	40,256	93
Sesa Goa Ltd.	20,167	89
Tata Power Co. Ltd.	41,810	88
JSW Steel Ltd.	5,939	84
NMDC Ltd.	21,842	79
Ambuja Cements Ltd.	23,209	75
* Idea Cellular Ltd.	37,340	72
Colgate-Palmolive India Ltd.	3,469	70
Jaiprakash Associates Ltd.	48,036	68
Rural Electrification Corp. Ltd.	17,514	67
State Bank of India	1,589	66
Indian Oil Corp. Ltd.	11,142	65
Bank of Baroda	4,248	65
Tata Chemicals Ltd.	9,174	63
Adani Ports and Special Economic Zone	20,483	60
Zee Entertainment Enterprises Ltd.	22,944	59
Bajaj Holdings and Investment Ltd.	4,212	57
Reliance Industries Ltd.	68	1
		18,673
Indonesia (0.4%)
Astra International Tbk PT	174,503	1,528
Bank Central Asia Tbk PT	796,728	707
Bank Rakyat Indonesia Persero Tbk PT	618,878	470
United Tractors Tbk PT	137,560	433
Telekomunikasi Indonesia Tbk PT	529,088	403
Bumi Resources Tbk PT	1,110,500	314
Bank Mandiri Tbk PT	382,916	285
Lippo Karawaci Tbk PT	3,791,500	282
Semen Gresik Persero Tbk PT	158,000	198
Gudang Garam Tbk PT	30,500	193
Perusahaan Gas Negara PT	499,000	187

Unilever Indonesia Tbk PT	72,000	157
Kalbe Farma Tbk PT	380,000	149
Adaro Energy Tbk PT	670,500	136
Charoen Pokphand Indonesia Tbk PT	451,000	125
Bank Negara Indonesia Persero Tbk PT	298,130	120
Tambang Batubara Bukit Asam Tbk PT	46,500	104
Indocement Tunggal Prakarsa Tbk PT	53,000	100
Indofood Sukses Makmur Tbk PT	174,000	93
Indo Tambangraya Megah TBK PT	16,500	67
Astra Agro Lestari Tbk PT	26,500	61
Indosat Tbk PT	100,000	60
* Berlian Laju Tanker Tbk PT	968,000	21
Bakrie Sumatera Plantations Tbk PT	540,000	17
Bisi International PT	156,000	16
AKR Corporindo Tbk PT	36,000	15
Ramayana Lestari Sentosa Tbk PT	140,000	11
* Bakrie and Brothers Tbk PT	1,932,000	11
Gajah Tunggal Tbk PT	32,000	10
* Bakrie Telecom Tbk PT	356,000	10
* Intiland Development Tbk PT	348,000	10
		6,293
Ireland (0.2%)
* CRH plc	39,842	793
* Elan Corp. plc	29,718	403
Kerry Group plc Class A	6,964	256
* Governor & Co. of the Bank of Ireland	1,482,531	223
DCC plc	7,152	173
C&C Group plc	41,891	172
* Ryanair Holdings plc	30,515	168
* Alkermes plc	8,000	150
Kingspan Group plc	13,719	129
* Kenmare Resources plc	152,754	115
Paddy Power plc	1,847	103
* Irish Bank Resolution Corp. Ltd.	14,385	—
		2,685
Israel (0.3%)
Teva Pharmaceutical Industries Ltd.	46,625	2,105
* Check Point Software Technologies Ltd.	10,869	612
Israel Chemicals Ltd.	26,718	279
Bank Leumi Le-Israel BM	74,996	244
Strauss Group Ltd.	16,740	205
* Mellanox Technologies Ltd.	5,372	194
Bezeq The Israeli Telecommunication Corp. Ltd.	106,087	183
Bank Hapoalim BM	50,246	174
* Delek Drilling - LP	42,099	172
* NICE Systems Ltd.	3,265	117
Israel Corp. Ltd.	121	73
* Israel Discount Bank Ltd. Class A	44,295	64
* Isramco - LP	392,822	56
* Avner Oil Exploration LLP	31,152	22
Shufersal Ltd.	1	—
		4,500
Italy (0.9%)
ENI SPA	130,842	2,899
Enel SPA	336,694	1,379
Assicurazioni Generali SPA	76,299	1,193

Intesa Sanpaolo SPA (Registered)	589,505	1,129
UniCredit SPA	213,555	1,065
Saipem SPA	15,872	745
Telecom Italia SPA (Registered)	715,364	729
* Fiat Industrial SPA	54,885	539
Tenaris SA ADR	11,484	451
Atlantia SPA	24,463	381
Snam Rete Gas SPA	76,905	347
Terna Rete Elettrica Nazionale SPA	81,399	298
ERG SPA	23,997	275
Fiat SPA	44,681	269
Telecom Italia SPA (Bearer)	297,734	251
Luxottica Group SPA	6,782	223
Unione di Banche Italiane SCPA	46,856	216
Enel Green Power SPA	102,952	205
Exor SPA	8,697	201
Mediaset SPA	67,848	201
Recordati SPA	23,910	190
Banco Popolare SC	120,080	182
Prysmian SPA	10,879	164
Autogrill SPA	13,384	147
Banca Popolare dell'Emilia Romagna Scrl	18,381	138
A2A SPA	144,973	138
Banca Popolare di Sondrio SCARL	16,522	138
Tod's SPA	1,503	135
Mediobanca SPA	21,979	129
Societa Cattolica di Assicurazioni SCRL	6,209	120
Mediolanum SPA	25,893	111
Banca Popolare di Milano Scarl	204,721	107
Banca Monte dei Paschi di Siena SPA	274,915	105
Davide Campari-Milano SPA	14,902	99
Finmeccanica SPA	21,830	98
Pirelli & C SPA	9,768	91
Banca Carige SPA	42,330	84
Tenaris SA	1,224	24
		15,196
Japan (7.3%)
Toyota Motor Corp.	125,230	4,619
Mitsubishi UFJ Financial Group Inc.	745,351	3,444
Canon Inc.	72,200	3,099
Honda Motor Co. Ltd.	73,700	2,543
Sumitomo Mitsui Financial Group Inc.	73,648	2,355
Mizuho Financial Group Inc.	1,219,807	1,847
NTT DoCoMo Inc.	993	1,766
FANUC Corp.	10,000	1,684
Komatsu Ltd.	55,800	1,574
Mitsubishi Corp.	68,300	1,562
Nippon Telegraph & Telephone Corp.	30,400	1,525
Japan Tobacco Inc.	291	1,437
Takeda Pharmaceutical Co. Ltd.	32,900	1,430
Mitsui & Co. Ltd.	82,900	1,409
KDDI Corp.	197	1,251
Softbank Corp.	43,500	1,216
East Japan Railway Co.	17,800	1,155
Hitachi Ltd.	195,000	1,085
Mitsubishi Estate Co. Ltd.	67,000	1,073
Nissan Motor Co. Ltd.	111,801	1,059

Panasonic Corp.	124,455	1,008
Sony Corp.	53,700	982
Shin-Etsu Chemical Co. Ltd.	18,808	979
Seven & I Holdings Co. Ltd.	31,800	898
Inpex Corp.	128	876
Murata Manufacturing Co. Ltd.	15,300	876
Bridgestone Corp.	37,310	854
Kyocera Corp.	9,800	837
Duskin Co. Ltd.	40,700	806
Mitsubishi Heavy Industries Ltd.	173,870	798
Tokio Marine Holdings Inc.	31,600	793
ITOCHU Corp.	72,700	792
Astellas Pharma Inc.	18,400	756
Toshiba Corp.	174,000	740
Mitsubishi Electric Corp.	82,000	738
Central Japan Railway Co.	85	732
Nomura Holdings Inc.	195,900	722
Sumitomo Corp.	49,400	712
Nintendo Co. Ltd.	5,100	693
Nifco Inc.	25,800	691
MS&AD Insurance Group Holdings	33,391	686
Daito Trust Construction Co. Ltd.	7,000	661
Mitsui Fudosan Co. Ltd.	40,000	660
Kao Corp.	24,400	643
Nippon Steel Corp.	260,000	639
Sumitomo Mitsui Trust Holdings Inc.	198,460	623
Kansai Electric Power Co. Inc.	37,500	605
Megmilk Snow Brand Co. Ltd.	30,500	603
Shochiku Co. Ltd.	58,000	597
Denso Corp.	19,800	590
ORIX Corp.	5,996	562
Otsuka Holdings Co. Ltd.	18,900	536
Isuzu Motors Ltd.	105,000	533
^ Kintetsu Corp.	130,000	524
Fast Retailing Co. Ltd.	2,600	518
JX Holdings Inc.	84,407	512
Daiichi Sankyo Co. Ltd.	26,100	498
* Taisho Pharmaceutical Holdings Co. Ltd.	5,600	492
Chubu Electric Power Co. Inc.	26,600	490
Dai-ichi Life Insurance Co. Ltd.	466	489
Yamada Denki Co. Ltd.	7,600	486
Kiyo Holdings Inc.	308,000	483
FUJIFILM Holdings Corp.	20,100	478
Suzuki Motor Corp.	20,781	475
Keyence Corp.	1,860	465
Kissei Pharmaceutical Co. Ltd.	22,400	464
Marubeni Corp.	65,628	454
Nidec Corp.	4,600	441
JFE Holdings Inc.	24,300	434
Fujitsu Ltd.	79,906	428
Sumitomo Realty & Development Co. Ltd.	21,846	416
Tokyo Electron Ltd.	7,200	410
Mochida Pharmaceutical Co. Ltd.	36,000	409
Hoya Corp.	19,200	408
Eisai Co. Ltd.	9,700	402
Toray Industries Inc.	53,000	399
NKSJ Holdings Inc.	17,675	386

Asahi Glass Co. Ltd.	47,000	383
SMC Corp.	2,200	382
Kirin Holdings Co. Ltd.	31,000	381
Hitachi Zosen Corp.	260,000	380
Tokyo Gas Co. Ltd.	82,000	379
Sega Sammy Holdings Inc.	17,300	376
Sharp Corp.	43,000	371
Nikon Corp.	15,100	370
Resona Holdings Inc.	82,506	369
FP Corp.	5,500	368
KYORIN Holdings Inc.	21,000	366
Sumitomo Electric Industries Ltd.	29,400	355
Secom Co. Ltd.	7,400	347
Daikin Industries Ltd.	11,879	345
Sumitomo Metal Mining Co. Ltd.	23,000	332
Asahi Kasei Corp.	52,000	330
Terumo Corp.	6,800	327
Asahi Group Holdings Ltd.	14,700	326
Aeon Co. Ltd.	24,300	321
West Japan Railway Co.	7,500	319
Daiwa Securities Group Inc.	87,000	313
Mitsubishi Chemical Holdings Corp.	55,484	312
Yakult Honsha Co. Ltd.	10,100	310
Daiwa House Industry Co. Ltd.	24,000	304
Sumitomo Metal Industries Ltd.	167,000	299
Kubota Corp.	33,000	298
Yamato Holdings Co. Ltd.	17,700	293
Kuraray Co. Ltd.	19,500	284
Dai Nippon Printing Co. Ltd.	26,000	280
Hankyu Hanshin Holdings Inc.	62,000	278
Odakyu Electric Railway Co. Ltd.	28,000	278
Tobu Railway Co. Ltd.	53,000	278
JGC Corp.	10,000	277
Shiseido Co. Ltd.	14,800	272
Unicharm Corp.	5,100	268
Shizuoka Bank Ltd.	26,000	267
Ajinomoto Co. Inc.	22,000	266
T&D Holdings Inc.	26,100	266
Yahoo Japan Corp.	861	263
Rohm Co. Ltd.	5,300	263
Electric Power Development Co. Ltd.	9,800	261
Ono Pharmaceutical Co. Ltd.	4,600	260
Kyushu Electric Power Co. Inc.	18,000	259
* NEC Corp.	129,000	258
Chugoku Electric Power Co. Inc.	13,900	255
Osaka Gas Co. Ltd.	63,000	253
* Mitsubishi Motors Corp.	203,000	246
Omron Corp.	12,100	244
Bank of Yokohama Ltd.	52,000	241
JS Group Corp.	11,600	240
Shikoku Electric Power Co. Inc.	8,200	238
Aeon Mall Co. Ltd.	10,700	238
Aisin Seiki Co. Ltd.	7,500	237
Ricoh Co. Ltd.	28,000	237
Nitto Denko Corp.	6,600	235
Oriental Land Co. Ltd.	2,200	234
Tokyu Corp.	47,000	232

Dentsu Inc.	6,900	231
TDK Corp.	4,800	229
Lawson Inc.	3,700	225
Sumitomo Chemical Co. Ltd.	55,492	224
Chiba Bank Ltd.	35,000	218
Mitsui OSK Lines Ltd.	57,397	217
Toppan Printing Co. Ltd.	27,000	216
Marui Group Co. Ltd.	26,800	216
Yaskawa Electric Corp.	23,633	209
Makita Corp.	5,400	204
* Tokyo Electric Power Co. Inc.	73,400	202
Keikyu Corp.	22,000	202
OJI Paper Co. Ltd.	39,000	201
NET One Systems Co. Ltd.	78	199
JSR Corp.	9,600	197
* Pioneer Corp.	41,100	197
Nomura Research Institute Ltd.	8,500	194
Mitsubishi Materials Corp.	61,340	192
Credit Saison Co. Ltd.	9,400	192
^ Anritsu Corp.	16,000	191
Fuji Heavy Industries Ltd.	28,000	191
Kobe Steel Ltd.	115,000	189
Kawasaki Heavy Industries Ltd.	64,000	189
JTEKT Corp.	17,400	187
Benesse Holdings Inc.	4,000	186
Keio Corp.	25,000	185
Stanley Electric Co. Ltd.	12,000	184
Sekisui Chemical Co. Ltd.	21,000	184
Olympus Corp.	10,900	184
NTT Data Corp.	56	184
Toyota Industries Corp.	6,400	184
Fukuoka Financial Group Inc.	43,000	184
Shionogi & Co. Ltd.	13,500	180
Sekisui House Ltd.	19,000	179
Fukuyama Transporting Co. Ltd.	30,000	177
Brother Industries Ltd.	13,100	177
Tohoku Electric Power Co. Inc.	18,600	175
Nissin Foods Holdings Co. Ltd.	4,600	175
Chugai Pharmaceutical Co. Ltd.	11,000	175
Nissan Chemical Industries Ltd.	17,500	175
Isetan Mitsukoshi Holdings Ltd.	15,400	174
Shimano Inc.	3,500	173
Yamaha Motor Co. Ltd.	13,000	173
Wacoal Holdings Corp.	13,000	170
Trend Micro Inc.	5,300	169
Yokohama Rubber Co. Ltd.	28,000	168
J Front Retailing Co. Ltd.	34,000	168
Nippon Yusen KK	66,000	168
NGK Insulators Ltd.	13,000	167
Nippon Electric Glass Co. Ltd.	19,000	166
Hokuriku Electric Power Co.	8,500	165
Fujikura Ltd.	53,000	165
Nippon Express Co. Ltd.	41,000	165
Koito Manufacturing Co. Ltd.	10,000	162
Konami Corp.	6,000	159
FamilyMart Co. Ltd.	3,900	158
IHI Corp.	59,000	155

Daihatsu Motor Co. Ltd.	8,000	155
Toyobo Co. Ltd.	105,000	154
Sumitomo Heavy Industries Ltd.	24,000	154
Hirose Electric Co. Ltd.	1,600	154
Rinnai Corp.	2,200	153
Joyo Bank Ltd.	34,000	151
NSK Ltd.	20,000	149
Kyowa Hakko Kirin Co. Ltd.	12,000	148
Sony Financial Holdings Inc.	8,800	147
THK Co. Ltd.	6,800	147
Konica Minolta Holdings Inc.	20,000	146
Santen Pharmaceutical Co. Ltd.	3,500	144
TonenGeneral Sekiyu KK	15,000	143
Nisshin Steel Co. Ltd.	92,000	143
Nitori Holdings Co. Ltd.	1,550	143
Gree Inc.	4,900	142
Dena Co. Ltd.	5,600	142
Shimizu Corp.	31,000	142
Dainippon Sumitomo Pharma Co. Ltd.	12,100	140
UNY Co. Ltd.	14,900	140
Kurita Water Industries Ltd.	5,100	139
MEIJI Holdings Co. Ltd.	3,117	137
Toho Gas Co. Ltd.	21,000	136
Sotetsu Holdings Inc.	42,000	136
Ibiden Co. Ltd.	6,600	135
^ All Nippon Airways Co. Ltd.	46,000	134
Casio Computer Co. Ltd.	22,700	134
Sojitz Corp.	77,248	133
Sankyo Co. Ltd.	2,700	132
Toyo Seikan Kaisha Ltd.	8,900	132
Obayashi Corp.	27,000	130
Keihan Electric Railway Co. Ltd.	26,000	129
Kawasaki Kisen Kaisha Ltd.	68,000	129
Pronexus Inc.	24,800	129
Nisshin Seifun Group Inc.	10,500	127
Mitsui Chemicals Inc.	40,000	127
Shinsei Bank Ltd.	111,000	125
Kajima Corp.	37,000	125
Iyo Bank Ltd.	13,000	125
Ezaki Glico Co. Ltd.	11,000	124
Japan Petroleum Exploration Co.	2,800	124
Toyota Tsusho Corp.	6,500	123
Teijin Ltd.	38,000	123
Namco Bandai Holdings Inc.	8,600	123
Hokkaido Electric Power Co. Inc.	8,500	121
Zappallas Inc.	109	120
USS Co. Ltd.	1,250	120
Japan Transcity Corp.	32,000	115
Asahi Organic Chemicals Industry Co. Ltd.	40,000	115
* Mazda Motor Corp.	69,000	114
Hakuto Co. Ltd.	11,200	114
Japan Steel Works Ltd.	14,000	113
Toho Co. Ltd.	6,500	113
Keisei Electric Railway Co. Ltd.	15,000	113
Mitsubishi Tanabe Pharma Corp.	8,000	113
NOK Corp.	6,000	112
Bank of Kyoto Ltd.	13,000	112

Daido Steel Co. Ltd.	17,000	112
DIC Corp.	59,000	111
Amada Co. Ltd.	16,000	111
Taisei Corp.	40,000	111
Chugoku Bank Ltd.	8,000	109
Showa Denko KK	50,000	109
Hisamitsu Pharmaceutical Co. Inc.	2,500	108
Hamamatsu Photonics KK	3,000	108
Mitsubishi Kakoki Kaisha Ltd.	56,000	108
Mitsubishi Gas Chemical Co. Inc.	19,000	107
TOTO Ltd.	13,000	106
Hachijuni Bank Ltd.	18,000	106
Air Water Inc.	8,000	106
Chiyoda Corp.	9,000	105
Hyakujushi Bank Ltd.	22,000	105
Kyoritsu Maintenance Co. Ltd.	5,600	105
Kansai Paint Co. Ltd.	11,000	104
Hiroshima Bank Ltd.	22,000	104
Shimamura Co. Ltd.	1,000	103
Taiheiyo Cement Corp.	47,000	103
Sanrio Co. Ltd.	2,292	103
Shibusawa Warehouse Co. Ltd.	32,000	103
Nippon Meat Packers Inc.	8,000	102
Takashimaya Co. Ltd.	13,000	101
Ube Industries Ltd.	35,000	101
MediPal Holdings Corp.	9,200	100
Kagome Co. Ltd.	5,000	100
Hokuhoku Financial Group Inc.	50,000	100
JBCC Holdings Inc.	14,400	100
Dowa Holdings Co. Ltd.	15,000	100
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,380	100
Toyo Suisan Kaisha Ltd.	4,000	99
Gunma Bank Ltd.	18,000	98
Kewpie Corp.	6,600	98
Taiyo Nippon Sanso Corp.	14,000	98
Nagoya Railroad Co. Ltd.	34,000	98
Idemitsu Kosan Co. Ltd.	900	98
Don Quijote Co. Ltd.	2,600	97
Shimadzu Corp.	11,000	96
Yamaguchi Financial Group Inc.	10,000	96
Aozora Bank Ltd.	34,000	95
* Gourmet Kineya Co. Ltd.	16,000	93
Kikkoman Corp.	8,000	93
Hakuhodo DY Holdings Inc.	1,510	93
Nippon Paper Group Inc.	4,300	92
Advantest Corp.	8,000	92
Toyo Wharf & Warehouse Co. Ltd.	48,000	92
Hitachi Metals Ltd.	8,000	92
Denki Kagaku Kogyo KK	23,000	91
Asics Corp.	8,000	91
Nippon Shokubai Co. Ltd.	8,000	90
Miraca Holdings Inc.	2,400	90
Nippon Valqua Industries Ltd.	32,000	90
Suruga Bank Ltd.	10,000	89
Maruichi Steel Tube Ltd.	3,800	89
Nippon Paint Co. Ltd.	12,000	89
GS Yuasa Corp.	15,000	89

Kamigumi Co. Ltd.	10,000	88
Nishi-Nippon City Bank Ltd.	30,000	88
Daicel Corp.	14,000	88
Alfresa Holdings Corp.	2,000	88
Kinden Corp.	10,000	88
Toda Corp.	22,000	88
Fujikura Kasei Co. Ltd.	17,200	88
Tokyu Land Corp.	21,000	87
Nanto Bank Ltd.	16,000	87
Tsumura & Co.	2,900	87
NHK Spring Co. Ltd.	9,000	87
Hitachi Chemical Co. Ltd.	4,900	87
Nippon Sheet Glass Co. Ltd.	42,742	86
Citizen Holdings Co. Ltd.	14,200	86
* Yokogawa Electric Corp.	8,700	86
Japan Pure Chemical Co. Ltd.	32	86
Seiko Epson Corp.	6,700	86
Yamato Kogyo Co. Ltd.	2,700	85
Minebea Co. Ltd.	19,000	85
Kourakuen Corp.	5,200	83
Hitachi Construction Machinery Co. Ltd.	4,200	83
K's Holdings Corp.	2,342	82
Cosmo Oil Co. Ltd.	28,000	82
Mitsumi Electric Co. Ltd.	9,900	81
Mitsubishi Logistics Corp.	7,000	81
SBI Holdings Inc.	1,064	80
Nisshinbo Holdings Inc.	8,000	80
Park24 Co. Ltd.	6,200	80
Mitsui Mining & Smelting Co. Ltd.	29,000	79
Zeon Corp.	9,000	79
Taisei Lamick Co. Ltd.	2,400	79
NTN Corp.	19,000	78
Lion Corp.	13,000	78
Hino Motors Ltd.	12,000	77
Nippon Parking Development Co. Ltd.	1,664	77
Seino Holdings Corp.	10,000	77
Ushio Inc.	5,200	76
Sumitomo Osaka Cement Co. Ltd.	24,000	74
Senshu Ikeda Holdings Inc.	49,000	74
Aeon Credit Service Co. Ltd.	4,700	72
Nishi-Nippon Railroad Co. Ltd.	14,000	70
Itochu Techno-Solutions Corp.	1,500	70
Autobacs Seven Co. Ltd.	1,500	69
Mabuchi Motor Co. Ltd.	1,600	69
Yamaha Corp.	7,400	68
Sumitomo Rubber Industries Ltd.	5,700	68
Nippon Kayaku Co. Ltd.	7,000	67
Dainippon Screen Manufacturing Co. Ltd.	8,000	67
Furukawa Electric Co. Ltd.	25,000	67
Shimachu Co. Ltd.	2,800	67
Ebara Corp.	17,000	66
Yamazaki Baking Co. Ltd.	5,000	66
Sapporo Holdings Ltd.	17,000	66
Toho Co. Ltd.	16,000	66
Takara Holdings Inc.	10,000	65
Sawai Pharmaceutical Co. Ltd.	600	65
Hoshizaki Electric Co. Ltd.	2,782	64

	Rengo Co. Ltd.	9,000	64
	Nabtesco Corp.	3,000	64
	Nichirei Corp.	13,000	64
	Fuji Electric Co. Ltd.	24,000	64
	Yushiro Chemical Industry Co. Ltd.	5,600	62
	Sumitomo Forestry Co. Ltd.	6,900	62
	NGK Spark Plug Co. Ltd.	5,000	62
	Kobayashi Pharmaceutical Co. Ltd.	1,200	62
	Komeri Co. Ltd.	2,000	62
	Rohto Pharmaceutical Co. Ltd.	5,000	61
	Awa Bank Ltd.	9,000	61
	Shiga Bank Ltd.	9,000	61
	Circle K Sunkus Co. Ltd.	3,500	61
*	Haseko Corp.	83,500	60
	Ryohin Keikaku Co. Ltd.	1,200	60
	Sumitomo Bakelite Co. Ltd.	10,000	58
	Nomura Real Estate Holdings Inc.	3,700	58
	Tosoh Corp.	20,000	57
	Sumida Corp.	8,800	57
	Ito En Ltd.	3,300	56
	Capcom Co. Ltd.	2,500	56
	77 Bank Ltd.	12,000	55
	Sapporo Hokuyo Holdings Inc.	14,900	54
	Yamatake Corp.	2,400	53
	Suzuken Co. Ltd.	1,800	53
	COMSYS Holdings Corp.	4,500	50
	Glory Ltd.	2,300	50
	Kakaku.com Inc.	1,492	48
	Kokuyo Co. Ltd.	6,300	45
	Taiyo Yuden Co. Ltd.	5,000	45
	Kaneka Corp.	8,000	45
^,* Elpida Memory Inc.		10,500	45
	Higo Bank Ltd.	7,000	41
	MISUMI Group Inc.	1,700	40
	Showa Shell Sekiyu KK	5,600	38
	Tokyo Steel Manufacturing Co. Ltd.	4,800	36
	Nippon Chemiphar Co. Ltd.	8,000	31
	Shin Nippon Biomedical Laboratories Ltd.	6,800	29
*	SFCG Co. Ltd.	120	—
			119,599
Malaysia (0.6%)
	Public Bank Bhd. (Foreign)	182,111	813
	Malayan Banking Bhd.	262,015	707
	Sime Darby Bhd.	204,000	612
	CIMB Group Holdings Bhd.	250,242	568
	Genting Bhd.	143,700	525
	Axiata Group Bhd.	328,566	504
	DiGi.Com Bhd.	361,800	471
	IOI Corp. Bhd.	252,940	448
	Petronas Chemicals Group Bhd.	170,689	374
	Multi-Purpose Holdings Bhd.	361,700	340
	Berjaya Corp. Bhd.	1,062,000	331
	Kuala Lumpur Kepong Bhd.	28,800	243
	Dialog Group Bhd.	294,600	237
	AMMB Holdings Bhd.	118,900	229
	Maxis Bhd.	119,000	223
	Genting Malaysia Bhd.	160,700	213

AirAsia Bhd.	182,000	212
Petronas Gas Bhd.	39,100	201
PPB Group Bhd.	32,700	182
MISC Bhd.	90,300	176
Tenaga Nasional Bhd.	65,050	128
Gamuda Bhd.	103,800	126
IJM Corp. Bhd.	66,860	126
British American Tobacco Malaysia Bhd.	7,500	122
Hong Leong Bank Bhd.	29,400	110
UMW Holdings Bhd.	46,400	105
SP Setia Bhd.	81,000	105
Petronas Dagangan Bhd.	16,200	96
YTL Power International Bhd.	144,037	88
Alliance Financial Group Bhd.	63,600	83
Telekom Malaysia Bhd.	49,500	78
Berjaya Sports Toto Bhd.	52,700	76
MMC Corp. Bhd.	68,800	63
Public Bank Bhd. (Local)	1,614	7
* Dialog Group Bhd. Warrants Exp. 2/15/2017	24,550	—
		8,922
Mexico (0.6%)
America Movil SAB de CV	2,047,474	2,378
Grupo Mexico SAB de CV Class B	430,217	1,370
Wal-Mart de Mexico SAB de CV	316,300	977
Fomento Economico Mexicano SAB de CV	118,281	829
Grupo Televisa SAB	147,200	581
Grupo Financiero Banorte SAB de CV	127,114	507
* Cemex SAB de CV	587,500	398
Industrias Penoles SAB de CV	7,835	375
Grupo Elektra SA de CV	3,660	320
Coca-Cola Femsa SAB de CV	29,900	293
Grupo Bimbo SAB de CV Class A	119,200	265
Grupo Financiero Inbursa SA	101,800	209
Alfa SAB de CV Class A	15,360	202
Grupo Modelo SAB de CV	32,400	201
* Minera Frisco SAB de CV	36,063	163
Grupo Aeroportuario del Sureste SAB de CV Class B	22,800	150
* Genomma Lab Internacional SAB de CV Class B	65,200	143
Compartamos SAB de CV	113,500	133
Mexichem SAB de CV	36,815	127
Kimberly-Clark de Mexico SAB de CV Class A	19,400	110
Grupo Carso SAB de CV	31,700	95
Grupo Aeroportuario del Pacifico SAB de CV Class B	24,600	92
* Cemex SAB de CV ADR	4,172	28
		9,946
Morocco (0.0%)
Maroc Telecom SA	10,163	167
Douja Promotion Groupe Addoha SA	6,322	54
		221
Netherlands (0.9%)
Unilever NV	74,174	2,472
* ING Groep NV	192,162	1,753
Koninklijke Philips Electronics NV	49,530	1,003
ASML Holding NV	20,378	876
Koninklijke KPN NV	75,597	830
Koninklijke Ahold NV	57,319	761

Akzo Nobel NV	12,166	635
* Aegon NV	125,074	608
Heineken NV	12,836	594
Reed Elsevier NV	33,491	400
Koninklijke DSM NV	7,772	399
Wolters Kluwer NV	14,756	268
Fugro NV	4,050	267
* AerCap Holdings NV	20,800	260
Randstad Holding NV	7,165	245
Nutreco NV	3,430	243
Eurocommercial Properties NV	6,705	232
Heineken Holding NV	5,692	230
Wereldhave NV	3,024	222
Imtech NV	6,822	211
Corio NV	4,496	210
Aalberts Industries NV	11,049	208
TNT Express NV	19,925	167
Delta Lloyd NV	9,104	167
CSM	8,640	161
Koninklijke Boskalis Westminster NV	4,074	158
ASM International NV	4,505	149
SBM Offshore NV	8,679	147
Koninklijke Vopak NV	2,347	128
PostNL NV	21,098	85
		14,089
New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	127,699	223
Fletcher Building Ltd.	33,929	182
Sky City Entertainment Group Ltd.	62,137	181
Fisher & Paykel Healthcare Corp. Ltd.	60,548	106
Auckland International Airport Ltd.	49,663	101
Contact Energy Ltd.	20,633	81
* Chorus Ltd.	19,522	53
		927
Norway (0.4%)
Statoil ASA	61,638	1,552
Seadrill Ltd.	17,372	647
DNB ASA	60,831	642
Telenor ASA	38,591	629
Yara International ASA	11,301	456
Orkla ASA	46,126	374
* Subsea 7 SA	18,277	370
Schibsted ASA	8,485	243
ProSafe SE	29,784	232
Norsk Hydro ASA	39,531	209
* Petroleum Geo-Services ASA	15,290	196
TGS Nopec Geophysical Co. ASA	7,210	181
Storebrand ASA	35,677	177
Statoil Fuel & Retail ASA	21,830	162
Tomra Systems ASA	17,994	132
Aker Solutions ASA	10,413	128
Marine Harvest ASA	235,229	128
Gjensidige Forsikring ASA	10,295	119
Kongsberg Gruppen AS	5,233	106
* Algeta ASA	3,980	103

* DNO International ASA	62,230	86
		6,872
Panama (0.0%)
Copa Holdings SA Class A	2,600	177

Peru (0.1%)
Cia de Minas Buenaventura SA ADR	12,713	545
Southern Copper Corp.	12,931	449
Credicorp Ltd.	2,800	318
Volcan Cia Minera SAA Class B	89,102	116
		1,428
Philippines (0.1%)
Alliance Global Group Inc.	742,000	190
Energy Development Corp.	1,362,900	178
DMCI Holdings Inc.	163,800	175
Metro Pacific Investments Corp.	1,962,000	160
SM Investments Corp.	10,589	153
Semirara Mining Corp. Class A	29,190	153
Manila Electric Co.	20,700	135
Philippine Long Distance Telephone Co.	1,950	125
Aboitiz Equity Ventures Inc.	120,640	117
Ayala Land Inc.	273,700	113
Universal Robina Corp.	87,240	109
International Container Terminal Services Inc.	77,100	101
Bank of the Philippine Islands	65,738	93
Aboitiz Power Corp.	127,720	90
SM Prime Holdings Inc.	225,000	86
Philex Mining Corp.	157,700	85
Ayala Corp.	7,200	59
Metropolitan Bank & Trust	30,377	54
First Philippine Holdings Corp.	13,760	19
Vista Land & Lifescapes Inc.	216,000	15
Filinvest Land Inc.	480,000	13
* First Gen Corp.	33,600	10
Manila Water Co. Inc.	18,400	9
		2,242
Poland (0.2%)
KGHM Polska Miedz SA	9,395	408
Powszechny Zaklad Ubezpieczen SA	3,614	375
Powszechna Kasa Oszczednosci Bank Polski SA	30,146	326
Bank Pekao SA	4,719	231
PGE SA	28,757	183
* Polski Koncern Naftowy Orlen SA	15,849	181
Telekomunikacja Polska SA	32,995	177
Synthos SA	108,677	174
* Kernel Holding SA	7,186	153
Asseco Poland SA	9,655	140
Tauron Polska Energia SA	71,228	119
Polskie Gornictwo Naftowe i Gazownictwo SA	62,724	76
ING Bank Slaski SA	1,926	49
		2,592
Portugal (0.1%)
EDP - Energias de Portugal SA	139,528	407
* Jeronimo Martins SGPS SA	12,845	215
Galp Energia SGPS SA Class B	12,291	199
Portugal Telecom SGPS SA	38,810	193

* EDP Renovaveis SA	16,165	93
Brisa Auto-Estradas de Portugal SA	22,477	66
* Banco Comercial Portugues SA	355,327	63
Cimpor Cimentos de Portugal SGPS SA	9,189	62
Banco Espirito Santo SA	34,682	57
		1,355
Russia (0.7%)
Lukoil OAO ADR	35,052	2,059
Gazprom OAO ADR	159,412	1,937
Sberbank of Russia	440,369	1,304
Gazprom OAO	164,357	996
Rosneft Oil Co. GDR	123,124	909
NovaTek OAO	45,005	582
Tatneft ADR	15,200	531
Surgutneftegas OJSC ADR	55,057	516
MMC Norilsk Nickel OJSC ADR	23,169	446
Uralkali OJSC	62,019	442
Rostelecom OJSC	76,503	378
Mobile Telesystems OJSC	49,242	347
VTB Bank OJSC GDR	63,801	299
Federal Hydrogenerating Co. JSC	5,735,242	218
AK Transneft OAO Prior Pfd.	112	214
Federal Grid Co. Unified Energy System JSC	13,443,105	140
Severstal OAO	9,297	135
Polymetal JSC	6,135	107
* Sberbank of Russia ADR	8,710	105
* E.ON Russia JSC	975,900	82
* IDGC Holding JSC	849,085	77
Novolipetsk Steel OJSC	31,469	77
Inter Rao Ues OAO	38,841,200	42
Magnitogorsk Iron & Steel Works	71,731	33
TMK OAO	8,946	26
Mosenergo OAO	410,351	25
Rosneft Oil Co.	3,288	24
TGK-1 OAO	41,408,000	13
* PIK Group	2,527	6
		12,070
Singapore (0.7%)
Singapore Telecommunications Ltd.	384,000	946
DBS Group Holdings Ltd.	80,000	859
Oversea-Chinese Banking Corp. Ltd.	118,000	804
United Overseas Bank Ltd.	55,000	755
Keppel Corp. Ltd.	75,313	648
Fraser and Neave Ltd.	118,474	639
Wilmar International Ltd.	131,173	557
Suntec Real Estate Investment Trust	514,000	458
* Genting Singapore plc	300,000	387
Mapletree Logistics Trust	540,000	373
CapitaLand Ltd.	160,500	335
Singapore Exchange Ltd.	59,311	306
Noble Group Ltd.	285,272	304
Jardine Cycle & Carriage Ltd.	7,000	285
Singapore Airlines Ltd.	32,134	283
City Developments Ltd.	35,000	274
Golden Agri-Resources Ltd.	430,831	251
Singapore Press Holdings Ltd.	79,000	233

*	Biosensors International Group Ltd.	176,000	226
	Sakari Resources Ltd.	99,000	184
	SATS Ltd.	99,000	180
	SembCorp Industries Ltd.	44,231	167
	Singapore Technologies Engineering Ltd.	70,000	164
	SembCorp Marine Ltd.	41,389	163
	Olam International Ltd.	78,545	162
	CapitaMall Trust	116,600	158
	Venture Corp. Ltd.	25,500	146
	Ascendas Real Estate Investment Trust	93,000	138
	ComfortDelGro Corp. Ltd.	105,000	124
	CapitaCommercial Trust	102,810	88
	Keppel Land Ltd.	35,600	80
	UOL Group Ltd.	22,000	80
	Yangzijiang Shipbuilding Holdings Ltd.	91,036	80
	Frasers Commercial Trust	112,000	68
	CapitaMalls Asia Ltd.	64,000	67
	Cityspring Infrastructure Trust	216,000	63
^,* LionGold Corp. Ltd.		88,000	62
	Ascott Residence Trust	72,000	57
	Cambridge Industrial Trust	136,000	55
	StarHub Ltd.	21,000	47
	Singapore Post Ltd.	42,000	32
	AIMS AMP Capital Industrial REIT	40,000	32
	Cache Logistics Trust	40,000	31
	Tat Hong Holdings Ltd.	24,000	17
	Keppel Telecommunications & Transportation Ltd.	16,000	14
	Synear Food Holdings Ltd.	88,000	9
	M1 Ltd.	4,809	9
	First Ship Lease Trust	48,000	8
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	18,588	3
			11,411
South Africa (1.1%)
	Sasol Ltd.	31,618	1,617
	MTN Group Ltd.	90,149	1,534
	Standard Bank Group Ltd.	72,956	998
	Naspers Ltd.	19,315	966
	AngloGold Ashanti Ltd.	18,420	844
	Impala Platinum Holdings Ltd.	33,779	740
	Gold Fields Ltd.	40,846	674
	FirstRand Ltd.	184,564	531
	Shoprite Holdings Ltd.	30,162	501
	Sanlam Ltd.	104,150	402
	Remgro Ltd.	22,238	361
	Bidvest Group Ltd.	15,516	332
	Mondi Ltd.	40,113	320
	Steinhoff International Holdings Ltd.	94,984	303
	Kumba Iron Ore Ltd.	4,249	291
	ABSA Group Ltd.	14,723	279
	Anglo American Platinum Ltd.	3,894	275
*	Brait SE	105,756	270
	Harmony Gold Mining Co. Ltd.	21,096	256
	Nedbank Group Ltd.	12,778	256
	Truworths International Ltd.	22,705	227
	Tiger Brands Ltd.	7,036	226
	Woolworths Holdings Ltd.	42,011	225
	Vodacom Group Ltd.	17,759	218

Growthpoint Properties Ltd.	82,596	210
Aspen Pharmacare Holdings Ltd.	15,988	203
RMB Holdings Ltd.	52,311	194
MMI Holdings Ltd.	83,094	193
African Bank Investments Ltd.	39,732	185
Imperial Holdings Ltd.	10,390	184
Foschini Group Ltd.	12,603	175
Lewis Group Ltd.	17,093	162
Mr Price Group Ltd.	12,558	138
Aquarius Platinum Ltd.	51,167	138
Barloworld Ltd.	11,941	134
Exxaro Resources Ltd.	5,423	134
Spar Group Ltd.	8,795	124
Netcare Ltd.	71,041	123
Massmart Holdings Ltd.	5,422	122
Life Healthcare Group Holdings Ltd.	43,856	119
Clicks Group Ltd.	21,718	110
Nampak Ltd.	37,138	107
Pretoria Portland Cement Co. Ltd.	28,961	105
Aveng Ltd.	23,619	105
African Rainbow Minerals Ltd.	4,170	98
AVI Ltd.	17,248	92
* Sappi Ltd.	26,807	88
Telkom SA Ltd.	22,107	83
Investec Ltd.	13,480	83
Capital Property Fund	70,278	82
Liberty Holdings Ltd.	7,250	79
Pick n Pay Stores Ltd.	13,309	78
Mediclinic International Ltd.	16,738	76
Discovery Holdings Ltd.	12,990	76
Reunert Ltd.	8,701	72
Northam Platinum Ltd.	16,296	70
Pick'n Pay Holdings Ltd.	26,672	65
Tongaat Hulett Ltd.	4,835	64
Aeci Ltd.	5,872	64
Adcock Ingram Holdings Ltd.	7,708	62
City Lodge Hotels Ltd.	5,856	58
ArcelorMittal South Africa Ltd.	6,579	57
Sun International Ltd.	4,518	52
Vukile Property Fund Ltd.	25,648	50
Astral Foods Ltd.	3,140	48
* Mpact Ltd.	24,664	47
JD Group Ltd.	6,633	42
* Royal Bafokeng Platinum Ltd.	3,464	26
Emira Property Fund	5,624	9
SA Corporate Real Estate Fund Nominees Pty Ltd.	19,624	9
Grindrod Ltd.	3,985	8
* Murray & Roberts Holdings Ltd.	2,177	8
		17,257
South Korea (2.1%)
1 Samsung Electronics Co. Ltd. GDR	15,546	7,675
POSCO ADR	22,790	2,091
Hyundai Motor Co.	8,130	1,597
Shinhan Financial Group Co. Ltd. ADR	19,799	1,567
KB Financial Group Inc. ADR	26,154	991
Hyundai Mobis	3,493	861
Kia Motors Corp.	14,241	855

LG Chem Ltd.	2,304	765
Hyundai Heavy Industries Co. Ltd.	2,551	706
SK Innovation Co. Ltd.	3,035	458
Hynix Semiconductor Inc.	19,100	455
S-Oil Corp.	4,064	440
LG Electronics Inc.	5,865	431
NHN Corp.	2,285	431
Samsung C&T Corp.	6,794	418
Hana Financial Group Inc.	12,090	414
Samsung Fire & Marine Insurance Co. Ltd.	2,066	400
Samsung Heavy Industries Co. Ltd.	11,300	359
LG Display Co. Ltd.	13,260	345
Samsung Engineering Co. Ltd.	1,692	322
* Korea Electric Power Corp.	12,940	322
KT Corp.	10,809	321
LG Corp.	4,303	269
Hyundai Engineering & Construction Co. Ltd.	4,199	267
^ OCI Co. Ltd.	1,142	265
Honam Petrochemical Corp.	811	264
LG Household & Health Care Ltd.	607	258
KT&G Corp.	3,566	250
E-Mart Co. Ltd.	1,033	249
Korea Zinc Co. Ltd.	719	245
Samsung Electro-Mechanics Co. Ltd.	2,915	239
Taekwang Industrial Co. Ltd.	199	234
1 Samsung Life Insurance Co. Ltd.	3,123	233
Cheil Industries Inc.	2,571	230
Macquarie Korea Infrastructure Fund	50,030	226
NCSoft Corp.	860	225
Hankook Tire Co. Ltd.	5,640	225
SK Telecom Co. Ltd.	1,752	222
SK Holdings Co. Ltd.	1,769	220
Samsung SDI Co. Ltd.	1,754	217
SK Telecom Co. Ltd. ADR	14,793	207
Woori Finance Holdings Co. Ltd.	20,480	202
Samsung Securities Co. Ltd.	3,698	202
Hyundai Steel Co.	2,044	197
LG International Corp.	3,990	196
Kangwon Land Inc.	8,250	193
Amorepacific Corp.	217	193
Orion Corp.	308	188
Daewoo Securities Co. Ltd.	15,611	183
Hyundai Department Store Co. Ltd.	1,104	180
Hotel Shilla Co. Ltd.	4,390	173
Mando Corp.	1,061	172
Doosan Corp.	1,259	171
Daelim Industrial Co. Ltd.	1,733	166
SK Chemicals Co. Ltd.	2,877	165
GS Engineering & Construction Corp.	1,852	164
Korea Kumho Petrochemical	1,046	156
Hyundai Marine & Fire Insurance Co. Ltd.	5,200	153
Dongbu Insurance Co. Ltd.	3,520	150
Seah Besteel Corp.	3,350	150
Lotte Shopping Co. Ltd.	432	147
Woongjin Coway Co. Ltd.	4,010	145
Celltrion Inc.	4,298	144
Doosan Heavy Industries & Construction Co. Ltd.	2,251	135

Samsung Techwin Co. Ltd.	2,625	132
CJ CheilJedang Corp.	481	132
GS Holdings	2,210	122
SK C&C Co. Ltd.	1,040	121
LS Corp.	1,593	120
Hanwha Corp.	3,610	117
LG Fashion Corp.	2,820	114
Korean Reinsurance Co.	8,790	112
* BS Financial Group Inc.	8,980	102
Korea Investment Holdings Co. Ltd.	2,800	101
Korea Life Insurance Co. Ltd.	14,380	98
Korea Exchange Bank	13,940	98
Hyosung Corp.	1,749	97
Kolon Industries Inc.	1,501	96
DGB Financial Group Inc.	7,040	94
AMOREPACIFIC Group	409	94
Shinsegae Co. Ltd.	381	94
Industrial Bank of Korea	8,280	93
Samsung Electronics Co. Ltd.	93	92
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,630	90
Hanwha Chem Corp.	3,460	89
Woori Investment & Securities Co. Ltd.	7,482	88
Hyundai Merchant Marine Co. Ltd.	3,431	88
SFA Engineering Corp.	1,773	87
Hyundai Elevator Co. Ltd.	708	86
Hyundai Securities Co. Ltd.	8,830	84
Korean Air Lines Co. Ltd.	1,778	81
S1 Corp.	1,520	77
* Doosan Infracore Co. Ltd.	4,540	77
Cheil Worldwide Inc.	4,925	76
LG Uplus Corp.	13,460	76
Hyundai Mipo Dockyard	669	75
Yuhan Corp.	622	74
Lotte Confectionery Co. Ltd.	49	74
Daum Communications Corp.	630	74
Samsung Card Co.	1,892	73
Hanjin Shipping Co. Ltd.	6,025	72
KCC Corp.	267	72
Hyundai Development Co.	3,350	68
Daewoo International Corp.	2,399	64
Hyundai Glovis Co. Ltd.	355	61
Samsung Fine Chemicals Co. Ltd.	1,100	60
* Daewoo Engineering & Construction Co. Ltd.	5,350	56
NongShim Co. Ltd.	261	55
Lotte Chilsung Beverage Co. Ltd.	42	48
CJ Corp.	601	41
* Hyundai Securities Co. Ltd. Prior Pfd.	3,554	29
		34,718
Spain (1.1%)
Telefonica SA	219,788	3,836
Banco Santander SA	433,862	3,388
Banco Bilbao Vizcaya Argentaria SA	231,344	2,030
Repsol YPF SA	56,845	1,567
Iberdrola SA	212,181	1,253
Inditex SA	12,794	1,118
ACS Actividades de Construccion y Servicios SA	12,264	379
Gas Natural SDG SA	20,394	334

Abertis Infraestructuras SA	19,525	330
Ferrovial SA	27,950	327
Amadeus IT Holding SA	18,282	314
Banco de Sabadell SA	80,045	296
CaixaBank	57,171	288
^ Acerinox SA	18,830	268
Banco Popular Espanol SA	51,182	220
* Grifols SA	11,187	205
Obrascon Huarte Lain SA	7,021	189
Enagas SA	9,208	185
Ebro Foods SA	9,535	183
Viscofan SA	4,624	178
Construcciones y Auxiliar de Ferrocarriles SA	305	159
* Distribuidora Internacional de Alimentacion SA	33,564	155
Mapfre SA	45,955	153
Bolsas y Mercados Espanoles SA	5,285	144
Bankinter SA	19,240	129
Prosegur Cia de Seguridad SA	2,619	121
Abengoa SA	5,630	119
Zardoya Otis SA	8,308	119
Gamesa Corp. Tecnologica SA	29,281	115
Red Electrica Corp. SA	2,458	113
Acciona SA	1,341	108
Indra Sistemas SA	7,342	97
Endesa SA	4,566	90
Corp Financiera Alba	1,675	70
Fomento de Construcciones y Contratas SA	2,553	60
Banco Santander SA ADR	8	—
		18,640
Sweden (1.1%)
Telefonaktiebolaget LM Ericsson Class B	147,040	1,368
Nordea Bank AB	128,919	1,082
Volvo AB Class B	79,715	1,035
Sandvik AB	62,336	924
Hennes & Mauritz AB Class B	26,433	866
Svenska Handelsbanken AB Class A	27,765	835
Skandinaviska Enskilda Banken AB Class A	103,288	651
Swedbank AB Class A	45,126	650
TeliaSonera AB	91,249	608
Atlas Copco AB Class A	24,207	577
SKF AB	21,548	511
Scania AB Class B	26,951	466
Atlas Copco AB Class B	21,920	465
Boliden AB	26,747	459
Svenska Cellulosa AB Class B	26,506	443
Assa Abloy AB Class B	16,134	439
Investor AB Class B	20,673	419
Tele2 AB	19,614	375
Swedish Match AB	10,346	361
Skanska AB Class B	19,565	343
Alfa Laval AB	15,972	328
Getinge AB	11,221	305
Electrolux AB Class B	16,545	304
Volvo AB Class A	21,356	278
Hufvudstaden AB Class A	26,208	276
Wallenstam AB	27,091	267
* Lundin Petroleum AB	11,504	260

Kinnevik Investment AB Class B	11,653	244
Castellum AB	19,036	242
Fabege AB	27,387	239
NCC AB Class B	11,503	238
Hexagon AB Class B	13,042	226
SSAB AB Class A	20,338	214
Ratos AB	16,909	213
Trelleborg AB Class B	22,507	213
Modern Times Group AB Class B	3,926	197
Industrivarden AB	11,808	168
Elekta AB Class B	3,475	166
Husqvarna AB	30,089	159
Meda AB Class A	14,902	158
Securitas AB Class B	16,049	151
Industrivarden AB Class A	7,976	119
Holmen AB	3,229	94
Nibe Industrier AB Class B	5,534	85
* BE Group AB	20,520	74
SSAB AB Class B	7,440	68
		18,163
Switzerland (2.8%)
Nestle SA	166,166	9,535
Novartis AG	118,309	6,421
Roche Holding AG	34,004	5,769
* UBS AG	186,418	2,543
ABB Ltd.	113,337	2,365
Zurich Financial Services AG	6,823	1,642
Credit Suisse Group AG	60,010	1,561
Cie Financiere Richemont SA	26,170	1,487
Syngenta AG	4,508	1,369
Swiss Re AG	19,839	1,080
Holcim Ltd.	13,138	752
Swatch Group AG (Bearer)	1,775	751
SGS SA	259	466
Givaudan SA	482	451
Swisscom AG	1,078	426
Geberit AG	2,057	426
Julius Baer Group Ltd.	10,294	419
Kuehne & Nagel International AG	2,974	375
Adecco SA	6,903	329
BB Biotech AG	3,625	282
1 Synthes Inc.	1,604	273
Allreal Holding AG	1,779	270
Sonova Holding AG	2,435	250
Mobimo Holding AG	1,069	247
Lindt & Spruengli AG	7	240
Georg Fischer AG	527	222
Sulzer AG	1,764	222
Helvetia Holding AG	641	216
Swisscanto CH Real Estate Fund Ifca	1,659	214
Galenica AG	352	205
Aryzta AG	4,378	202
PSP Swiss Property AG	2,382	199
Bucher Industries AG	989	196
Swatch Group AG (Registered)	2,637	194
Actelion Ltd.	5,024	193
Baloise Holding AG	2,470	190

Forbo Holding AG	312	188
* Clariant AG	15,224	186
Schroder ImmoPLUS	153	182
* Dufry AG	1,598	182
EMS-Chemie Holding AG	903	163
Swiss Prime Site AG	2,099	159
Swiss Life Holding AG	1,585	158
* Panalpina Welttransport Holding AG	1,420	153
Valiant Holding	1,213	151
Kaba Holding AG Class B	398	149
Partners Group Holding AG	836	146
Lonza Group AG	2,682	145
Flughafen Zuerich AG	364	138
* OC Oerlikon Corp. AG	20,163	138
Lindt & Spruengli AG	47	136
Pargesa Holding SA	1,930	135
GAM Holding AG	10,209	131
Straumann Holding AG	697	126
Sika AG	60	124
Transocean Ltd.	2,604	124
Schindler Holding AG (Bearer)	949	110
* Logitech International SA	14,375	110
Barry Callebaut AG	106	100
Nobel Biocare Holding AG	6,490	90
Banque Cantonale Vaudoise	177	90
Schindler Holding AG (Registered)	714	83
Bank Sarasin & Cie AG Class B	2,526	77
Kudelski SA	6,259	54
* BKW SA	807	32
		45,742
Taiwan (1.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	278,312	3,919
Hon Hai Precision Industry Co. Ltd.	517,671	1,670
Chunghwa Telecom Co. Ltd. ADR	34,176	1,108
Formosa Plastics Corp.	292,840	853
HTC Corp.	47,491	781
Nan Ya Plastics Corp.	369,330	781
Advanced Semiconductor Engineering Inc. ADR	140,017	738
United Microelectronics Corp.	1,180,180	623
MediaTek Inc.	62,118	593
Formosa Chemicals & Fibre Corp.	190,130	546
China Steel Corp.	550,366	545
Highwealth Construction Corp.	329,000	534
Delta Electronics Inc.	184,641	478
Siliconware Precision Industries Co.	359,030	413
Cathay Financial Holding Co. Ltd.	329,804	377
TSRC Corp.	135,000	354
Uni-President Enterprises Corp.	229,144	338
Clevo Co.	194,000	328
Powertech Technology Inc.	126,000	315
Asustek Computer Inc.	39,169	310
Quanta Computer Inc.	143,450	307
Fubon Financial Holding Co. Ltd.	274,256	306
WPG Holdings Ltd.	218,000	305
Formosa Petrochemical Corp.	95,140	297
Mega Financial Holding Co. Ltd.	423,300	290
* Yuanta Financial Holding Co. Ltd.	503,990	285

Chinatrust Financial Holding Co. Ltd.	441,199	285
AU Optronics Corp.	520,000	277
Compal Electronics Inc.	224,323	251
Taiwan Mobile Co. Ltd.	82,800	250
AU Optronics Corp. ADR	47,118	248
Simplo Technology Co. Ltd.	34,000	239
Far Eastern Department Stores Co. Ltd.	174,000	235
Taiwan Cement Corp.	188,210	235
Far Eastern New Century Corp.	190,643	234
Catcher Technology Co. Ltd.	36,310	226
Cheng Shin Rubber Industry Co. Ltd.	94,950	225
Foxconn Technology Co. Ltd.	56,922	223
Phison Electronics Corp.	29,000	212
President Chain Store Corp.	38,952	210
Ruentex Industries Ltd.	108,000	206
Tripod Technology Corp.	73,000	204
Synnex Technology International Corp.	79,189	195
Nan Kang Rubber Tire Co. Ltd.	117,000	189
Acer Inc.	134,583	188
China Life Insurance Co. Ltd.	195,000	182
China Petrochemical Development Corp.	162,000	181
First Financial Holding Co. Ltd.	290,674	178
MStar Semiconductor Inc.	27,522	175
China Development Financial Holding Corp.	578,752	172
* Chimei Innolux Corp.	369,294	171
Hua Nan Financial Holdings Co. Ltd.	299,582	170
Far EasTone Telecommunications Co. Ltd.	79,000	152
* Taiwan Cooperative Financial Holding	236,581	148
Hiwin Technologies Corp.	16,000	148
Asia Cement Corp.	122,580	147
Lite-On Technology Corp.	115,244	146
Radiant Opto-Electronics Corp.	38,000	145
Wistron Corp.	96,063	144
Wintek Corp.	175,000	143
Inventec Corp.	305,850	129
Taishin Financial Holding Co. Ltd.	335,478	125
Pou Chen Corp.	140,524	123
Yulon Motor Co. Ltd.	61,000	120
SinoPac Financial Holdings Co. Ltd.	368,179	115
E Ink Holdings Inc.	79,000	112
Chang Hwa Commercial Bank	196,200	111
Largan Precision Co. Ltd.	5,020	108
Unimicron Technology Corp.	80,000	106
Epistar Corp.	43,000	105
Pegatron Corp.	84,954	103
Taiwan Fertilizer Co. Ltd.	39,000	101
Taiwan Glass Industry Corp.	79,765	92
* Shin Kong Financial Holding Co. Ltd.	283,339	86
Waterland Financial Holdings Co. Ltd.	249,164	82
Macronix International	176,721	78
KGI Securities Co. Ltd.	181,524	77
E.Sun Financial Holding Co. Ltd.	159,130	75
Advantech Co. Ltd.	24,216	73
Walsin Lihwa Corp.	204,000	72
Teco Electric and Machinery Co. Ltd.	109,000	72
Novatek Microelectronics Corp.	23,025	65
Formosa Taffeta Co. Ltd.	60,000	58

Advanced Semiconductor Engineering Inc.	54,097	57
Chicony Electronics Co. Ltd.	32,145	56
Eva Airways Corp.	83,323	56
Giant Manufacturing Co. Ltd.	11,881	50
* Taiwan Business Bank	128,242	42
* Tatung Co. Ltd. GDR	621	4
* Tatung Co. Ltd.	580	—
		26,581
Thailand (0.3%)
Electricity Generating PCL (Foreign)	131,600	441
PTT PCL (Foreign)	30,300	332
Advanced Info Service PCL (Foreign)	59,100	288
Siam Commercial Bank PCL (Foreign)	64,700	252
Kasikornbank PCL (Foreign)	57,600	246
PTT Exploration & Production PCL (Foreign)	42,000	240
PTT Exploration and Production PCL (Local)	28,200	161
PTT PCL	14,300	157
Bank of Ayudhya PCL (Foreign)	208,000	149
Glow Energy PCL	81,900	147
* PTT Global Chemical PCL	69,515	142
Charoen Pokphand Foods PCL (Foreign)	124,300	140
Siam Cement PCL (Foreign)	10,600	138
CP ALL PCL (Foreign)	66,500	126
* Regional Container Lines PCL	551,600	123
Bangkok Bank PCL (Foreign)	21,698	117
Banpu PCL	5,600	108
Big C Supercenter PCL	27,900	105
Siam Commercial Bank PCL (Local)	22,800	89
CP ALL PCL (Local)	43,200	82
Indorama Ventures PCL	70,800	73
BEC World PCL (Foreign)	43,200	60
Thai Oil PCL (Foreign)	25,800	53
IRPC PCL (Foreign)	329,400	49
Krung Thai Bank PCL	98,200	48
TMB Bank PCL	851,700	46
Total Access Communication PCL (Local)	17,600	38
Land and Houses PCL (Foreign)	162,900	35
Siam City Cement PCL (Foreign)	3,800	32
Total Access Communication PCL (Foreign)	13,700	30
Krung Thai Bank PCL (Foreign)	45,700	23
Thai Airways International PCL (Foreign)	28,374	22
Siam Makro PCL (Foreign)	2,600	21
Samart Corp. PCL	80,800	21
Thai Union Frozen Products PCL (Foreign)	9,450	20
Thai Oil PCL	9,300	19
IRPC PCL	129,200	19
Airports of Thailand PCL (Foreign)	9,600	16
TMB Bank PCL	294,100	16
Thai Stanley Electric PCL	3,200	15
Central Pattana PCL	12,200	15
* Thaicom PCL	25,600	10
CalComp Electronics Thailand PCL	119,200	10
Delta Electronics Thai PCL (Foreign)	14,200	10
Thai Vegetable Oil PCL	14,400	9
Thoresen Thai Agencies PCL	12,800	9
Bangkok Expressway PCL	14,400	9
* Precious Shipping PCL	15,200	8

Ratchaburi Electricity Generating Holding PCL (Foreign)	4,100	6
		4,325
Turkey (0.2%)
Akbank TAS	61,198	229
Turkiye Garanti Bankasi AS	63,566	229
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,928	208
Ulker Biskuvi Sanayi AS	68,054	204
KOC Holding AS	51,241	199
Turkiye Is Bankasi	72,489	151
Coca-Cola Icecek AS	10,490	137
Eregli Demir ve Celik Fabrikalari TAS	60,372	132
Turkiye Halk Bankasi AS	18,528	122
Turk Telekomunikasyon AS	26,366	118
* Vestel Elektronik Sanayi ve Ticaret A.S.	94,427	109
BIM Birlesik Magazalar AS	3,484	107
Tupras Turkiye Petrol Rafinerileri AS	4,598	105
* Yapi ve Kredi Bankasi AS	43,504	81
Haci Omer Sabanci Holding AS (Bearer)	20,333	78
* Turkcell Iletisim Hizmetleri AS	14,413	74
Is Gayrimenkul Yatirim Ortakligi AS	108,800	69
Turkiye Vakiflar Bankasi Tao	38,230	62
Aygaz AS	12,065	61
* Turk Hava Yollari	42,344	56
Enka Insaat ve Sanayi AS	18,081	49
* Aksigorta AS	54,336	49
* Dogan Sirketler Grubu Holding AS	52,374	18
* Zorlu Enerji Elektrik Uretim AS	10,816	9
		2,656
United Kingdom (7.9%)
HSBC Holdings plc	866,396	7,239
Royal Dutch Shell plc Class A	196,280	6,963
BP plc	921,703	6,934
Vodafone Group plc	2,458,090	6,630
GlaxoSmithKline plc	243,399	5,414
British American Tobacco plc	93,987	4,328
Rio Tinto plc	70,247	4,232
Royal Dutch Shell plc Class B	111,865	4,088
BG Group plc	160,609	3,619
BHP Billiton plc	103,943	3,494
AstraZeneca plc	62,762	3,023
Standard Chartered plc	111,770	2,701
Anglo American plc	64,653	2,683
Diageo plc	119,037	2,635
SABMiller plc	56,009	2,129
Unilever plc	62,831	2,031
Barclays plc	594,221	1,992
TESCO plc	389,502	1,964
Xstrata plc	108,452	1,846
Reckitt Benckiser Group plc	33,513	1,785
Imperial Tobacco Group plc	49,584	1,776
National Grid plc	150,705	1,501
Prudential plc	119,540	1,322
BT Group plc	393,698	1,267
Centrica plc	239,513	1,109
Tullow Oil plc	48,088	1,056
Rolls-Royce Holdings plc	89,829	1,043

* Lloyds Banking Group plc	2,052,775	993
Shire plc	25,319	841
Aviva plc	149,056	822
BAE Systems plc	156,567	761
SSE plc	38,483	742
Compass Group plc	75,967	706
WPP plc	56,744	668
British Sky Broadcasting Group plc	60,986	664
Pearson plc	35,336	654
Old Mutual plc	277,897	641
Reed Elsevier plc	75,374	624
ARM Holdings plc	62,409	601
Experian plc	44,048	598
IMI plc	40,116	541
WM Morrison Supermarkets plc	115,734	522
Legal & General Group plc	282,725	514
Burberry Group plc	23,059	489
Randgold Resources Ltd.	4,189	477
Kingfisher plc	116,734	471
Fresnillo plc	16,610	455
Wolseley plc	13,026	452
Glencore International plc	68,578	446
Land Securities Group plc	41,452	441
Smith & Nephew plc	43,272	419
Marks & Spencer Group plc	79,010	408
J Sainsbury plc	89,447	407
Aggreko plc	12,277	406
* Cairn Energy plc	91,072	406
Antofagasta plc	19,828	406
* Royal Bank of Scotland Group plc	950,157	399
Next plc	9,290	384
Weir Group plc	12,394	383
Standard Life plc	105,576	363
Johnson Matthey plc	10,804	350
Intercontinental Hotels Group plc	17,005	347
British Land Co. plc	43,788	338
Aberdeen Asset Management plc	85,032	320
Carnival plc	10,675	319
Resolution Ltd.	71,913	310
RSA Insurance Group plc	185,170	310
Sage Group plc	64,654	299
G4S plc	69,575	296
Capita plc	30,381	295
Petrofac Ltd.	12,790	294
Severn Trent plc	12,225	294
Smiths Group plc	19,300	293
International Power plc	54,545	289
Associated British Foods plc	15,455	281
United Utilities Group plc	28,733	273
Intertek Group plc	8,170	272
AMEC plc	17,155	272
Informa plc	43,540	269
GKN plc	79,775	264
Greene King plc	33,392	259
Rexam plc	43,664	258
Tate & Lyle plc	23,926	250
Mondi plc	31,077	248

Travis Perkins plc	17,796	246
ITV plc	205,383	243
UBM plc	27,705	240
Bunzl plc	17,400	236
Whitbread plc	9,006	234
Meggitt plc	39,948	229
Hammerson plc	37,123	221
Kazakhmys plc	12,075	217
Capital & Counties Properties plc	71,380	214
Lonmin plc	12,989	212
Croda International plc	6,845	209
Eurasian Natural Resources Corp. plc	19,087	208
Balfour Beatty plc	46,565	201
Britvic plc	37,092	201
Intermediate Capital Group plc	45,723	198
John Wood Group plc	19,067	198
Schroders plc	8,649	198
Close Brothers Group plc	18,314	195
Firstgroup plc	39,819	195
* Premier Oil plc	29,921	194
Electrocomponents plc	55,859	190
Man Group plc	103,519	189
Millennium & Copthorne Hotels plc	26,820	188
Spirax-Sarco Engineering plc	6,007	188
Serco Group plc	23,325	187
Ultra Electronics Holdings plc	7,724	187
Hikma Pharmaceuticals plc	16,204	184
Victrex plc	9,047	183
National Express Group plc	51,147	175
Halma plc	31,221	174
Cookson Group plc	18,956	173
Carillion plc	35,427	173
Petropavlovsk plc	14,310	171
Restaurant Group plc	36,332	170
Pennon Group plc	15,471	170
ICAP plc	31,861	169
Cobham plc	57,977	168
Provident Financial plc	10,986	166
* Taylor Wimpey plc	247,826	166
Derwent London plc	6,246	165
Investec plc	27,651	164
Spectris plc	6,777	164
Hochschild Mining plc	20,486	160
Persimmon plc	18,990	158
Capital Shopping Centres Group plc	30,918	158
Henderson Group plc	89,882	157
BBA Aviation plc	52,368	154
Aegis Group plc	61,110	152
* easyJet plc	21,517	152
* Mitchells & Butlers plc	36,759	149
Melrose plc	24,924	148
Cable & Wireless Communications plc	218,670	148
Admiral Group plc	9,941	148
* Barratt Developments plc	85,075	147
Debenhams plc	136,878	146
Hunting plc	11,420	145
* BTG plc	27,393	144

London Stock Exchange Group plc	10,517	144
Drax Group plc	17,202	144
Spirent Communications plc	76,600	144
TalkTalk Telecom Group plc	73,698	143
AZ Electronic Materials SA	29,913	143
Stagecoach Group plc	32,138	143
Amlin plc	26,552	142
TUI Travel plc	47,149	142
IG Group Holdings plc	19,010	142
Babcock International Group plc	12,313	142
Inmarsat plc	22,380	141
Great Portland Estates plc	24,825	141
WH Smith plc	16,168	141
3i Group plc	48,176	140
* Soco International plc	29,740	137
Genus plc	8,465	136
Jupiter Fund Management plc	37,389	134
* Telecity Group plc	13,119	134
Hiscox Ltd.	21,979	132
Catlin Group Ltd.	20,578	132
Rotork plc	4,371	131
Shaftesbury plc	16,494	130
* Imagination Technologies Group plc	14,250	130
* Berkeley Group Holdings plc	6,501	130
Premier Farnell plc	39,658	129
Invensys plc	40,400	129
Segro plc	36,409	126
Inchcape plc	23,201	125
Michael Page International plc	20,153	124
Beazley plc	55,859	124
* International Consolidated Airlines Group SA (London Shares)	44,159	124
Home Retail Group plc	72,708	123
* Afren plc	64,439	123
Berendsen plc	16,828	122
Vedanta Resources plc	6,468	122
Bellway plc	10,170	118
Aveva Group plc	4,651	116
Fenner plc	16,563	115
Misys plc	22,568	115
* Rentokil Initial plc	96,794	115
QinetiQ Group plc	55,532	113
Booker Group plc	99,562	113
DS Smith plc	31,184	112
William Hill plc	31,472	112
Senior plc	38,907	111
Ashtead Group plc	29,541	110
Morgan Crucible Co. plc	21,868	108
Mitie Group plc	26,792	108
Ashmore Group plc	18,246	107
* Centamin plc	70,824	105
PZ Cussons plc	21,737	105
Phoenix Group Holdings	11,188	103
Ladbrokes plc	45,533	102
Daily Mail & General Trust plc	14,656	101
Chemring Group plc	16,079	97
Rightmove plc	4,764	97
Logica plc	80,366	96

Betfair Group plc	6,895	95
Bwin.Party Digital Entertainment plc	36,430	92
Hays plc	78,816	89
De La Rue plc	5,982	88
Jardine Lloyd Thompson Group plc	8,003	86
St. James's Place plc	14,884	82
Filtrona plc	13,647	82
* Bumi plc	5,875	81
Hargreaves Lansdown plc	12,208	80
Micro Focus International plc	11,432	76
Lancashire Holdings Ltd.	7,012	76
Homeserve plc	16,928	76
* Essar Energy plc	20,122	41
WSP Group plc	3,272	13
* Wincanton plc	8,280	11
		128,463
United States (44.9%)
Consumer Discretionary (5.2%)
McDonald's Corp.	48,294	4,784
Walt Disney Co.	85,870	3,340
Home Depot Inc.	74,430	3,304
* Amazon.com Inc.	16,972	3,300
Comcast Corp. Class A	108,231	2,878
Ford Motor Co.	173,308	2,152
Starbucks Corp.	37,394	1,792
Time Warner Inc.	46,451	1,721
Target Corp.	32,997	1,677
* DIRECTV Class A	35,263	1,587
Lowe's Cos. Inc.	58,587	1,572
News Corp. Class A	76,683	1,444
Yum! Brands Inc.	22,280	1,411
NIKE Inc. Class B	13,266	1,380
* priceline.com Inc.	2,475	1,310
Viacom Inc. Class B	24,965	1,174
Time Warner Cable Inc.	15,667	1,155
TJX Cos. Inc.	16,228	1,106
Coach Inc.	15,710	1,100
Johnson Controls Inc.	33,383	1,061
CBS Corp. Class B	30,999	883
* Las Vegas Sands Corp.	17,900	879
* AutoZone Inc.	2,419	842
VF Corp.	6,375	838
News Corp. Class B	37,771	735
* General Motors Co.	29,630	712
Macy's Inc.	20,838	702
Comcast Corp.	25,054	639
Carnival Corp.	20,978	634
Wynn Resorts Ltd.	5,487	632
Kohl's Corp.	13,712	631
McGraw-Hill Cos. Inc.	13,627	627
* Bed Bath & Beyond Inc.	10,242	622
Omnicom Group Inc.	12,796	584
Limited Brands Inc.	13,854	580
Nordstrom Inc.	11,700	578
Staples Inc.	37,501	549
Ross Stores Inc.	10,772	547

Starwood Hotels & Resorts Worldwide Inc.	10,090	547
Marriott International Inc. Class A	15,138	521
* BorgWarner Inc.	6,846	511
* CarMax Inc.	16,750	510
* Liberty Interactive Corp. Class A	29,577	506
Mattel Inc.	16,215	503
* Liberty Media Corp. - Liberty Capital Class A	6,087	502
* O'Reilly Automotive Inc.	6,126	499
Harley-Davidson Inc.	11,008	486
Best Buy Co. Inc.	19,872	476
Genuine Parts Co.	7,193	459
* Chipotle Mexican Grill Inc. Class A	1,237	454
Tiffany & Co.	7,061	450
* Sirius XM Radio Inc.	207,568	434
JC Penney Co. Inc.	10,134	421
Ralph Lauren Corp. Class A	2,596	395
* Apollo Group Inc. Class A	7,375	387
* Dollar Tree Inc.	4,484	380
* Lululemon Athletica Inc.	5,700	360
Autoliv Inc.	5,698	359
* Liberty Global Inc. Class A	7,833	359
PetSmart Inc.	6,578	350
Darden Restaurants Inc.	7,541	346
* Dollar General Corp.	8,100	345
* Hyatt Hotels Corp. Class A	7,700	328
* Netflix Inc.	2,707	325
* Fossil Inc.	3,400	323
Gap Inc.	16,309	310
Virgin Media Inc.	12,970	309
DISH Network Corp. Class A	10,910	305
* Discovery Communications Inc. Class A	6,839	293
Garmin Ltd.	6,936	289
Advance Auto Parts Inc.	3,700	284
Newell Rubbermaid Inc.	14,655	271
Family Dollar Stores Inc.	4,743	265
Jarden Corp.	7,700	259
* TRW Automotive Holdings Corp.	6,800	255
PVH Corp.	3,300	255
* Discovery Communications Inc.	6,503	253
Wyndham Worldwide Corp.	6,298	250
* Liberty Global Inc.	5,657	250
H&R Block Inc.	15,075	247
* AMC Networks Inc. Class A	5,734	245
Polaris Industries Inc.	3,800	245
* Tempur-Pedic International Inc.	3,600	240
DR Horton Inc.	17,190	239
* Ascena Retail Group Inc.	6,700	237
* MGM Resorts International	18,102	236
Abercrombie & Fitch Co.	5,140	236
International Game Technology	14,817	236
Hasbro Inc.	6,729	235
Gentex Corp.	8,739	235
Expedia Inc.	7,068	229
Tractor Supply Co.	2,800	226
* Life Time Fitness Inc.	4,600	226
Interpublic Group of Cos. Inc.	21,538	222
* TripAdvisor Inc.	6,668	219

	Royal Caribbean Cruises Ltd.	8,007	218
	Lear Corp.	5,100	214
*	Penn National Gaming Inc.	5,200	213
*	LKQ Corp.	6,500	212
*	Panera Bread Co. Class A	1,400	208
*	Mohawk Industries Inc.	3,380	207
*	AutoNation Inc.	5,766	206
	Service Corp. International	18,500	205
	Signet Jewelers Ltd.	4,500	205
	Whirlpool Corp.	3,755	204
	Choice Hotels International Inc.	5,600	203
*	GameStop Corp. Class A	8,516	199
	Scripps Networks Interactive Inc. Class A	4,565	198
	Dick's Sporting Goods Inc.	4,800	198
	Bob Evans Farms Inc.	5,500	194
	John Wiley & Sons Inc. Class A	4,200	191
*	Hanesbrands Inc.	7,700	189
	Tupperware Brands Corp.	3,000	189
	Foot Locker Inc.	7,133	187
*	Warnaco Group Inc.	3,200	186
*	Sally Beauty Holdings Inc.	9,000	186
	Hillenbrand Inc.	7,900	185
*	Ulta Salon Cosmetics & Fragrance Inc.	2,400	183
	Williams-Sonoma Inc.	5,000	179
*	Jack in the Box Inc.	8,300	176
	Lennar Corp. Class A	8,187	176
	Wolverine World Wide Inc.	4,500	176
*	Iconix Brand Group Inc.	9,500	175
	Washington Post Co. Class B	461	175
	Gannett Co. Inc.	12,077	171
	Cablevision Systems Corp. Class A	11,540	168
	Morningstar Inc.	2,800	167
*	Urban Outfitters Inc.	6,247	166
	HSN Inc.	4,600	164
	Regis Corp.	9,500	163
	Cracker Barrel Old Country Store Inc.	3,100	163
	Rent-A-Center Inc.	4,800	162
*	Live Nation Entertainment Inc.	15,500	159
*	Gaylord Entertainment Co.	5,600	157
	Guess? Inc.	5,200	156
	Harman International Industries Inc.	3,612	152
	ITT Educational Services. Inc.	2,300	152
*	Carter's Inc.	3,600	151
*	PulteGroup Inc.	20,196	150
*	Deckers Outdoor Corp.	1,800	146
*	Steven Madden Ltd.	3,500	144
*	Saks Inc.	14,400	144
	Aaron's Inc.	5,400	144
	Vail Resorts Inc.	3,200	140
	Cinemark Holdings Inc.	7,000	138
*	Goodyear Tire & Rubber Co.	10,600	138
*	Dana Holding Corp.	9,100	135
^,* Sears Holdings Corp.		3,194	135
	Leggett & Platt Inc.	6,269	135
	Monro Muffler Brake Inc.	3,200	134
*	NVR Inc.	191	132
	Meredith Corp.	4,200	132

DeVry Inc.	3,500	132
* Domino's Pizza Inc.	4,000	131
* Cabela's Inc.	5,000	130
Weight Watchers International Inc.	1,711	130
American Eagle Outfitters Inc.	9,143	129
* Tenneco Inc.	4,000	128
Sotheby's	3,800	127
* Bally Technologies Inc.	3,000	127
* Big Lots Inc.	3,200	126
* Toll Brothers Inc.	5,772	126
Chico's FAS Inc.	10,800	124
Penske Automotive Group Inc.	5,400	121
Arbitron Inc.	3,300	118
Brunswick Corp.	5,500	117
Brinker International Inc.	4,500	116
* Cheesecake Factory Inc.	3,900	115
* DreamWorks Animation SKG Inc. Class A	6,400	114
Group 1 Automotive Inc.	2,100	112
* Madison Square Garden Co. Class A	3,800	109
* New York Times Co. Class A	14,600	109
* Hibbett Sports Inc.	2,200	105
* Lamar Advertising Co. Class A	3,627	104
* Under Armour Inc. Class A	1,300	103
* Pier 1 Imports Inc.	6,600	103
Regal Entertainment Group Class A	8,100	101
Men's Wearhouse Inc.	2,900	100
Strayer Education Inc.	900	98
Wendy's Co.	20,828	98
Thor Industries Inc.	3,100	95
DSW Inc. Class A	1,900	95
* Vitamin Shoppe Inc.	2,200	94
* Crocs Inc.	4,900	93
Finish Line Inc. Class A	4,300	91
* JOS A Bank Clothiers Inc.	1,800	86
Pool Corp.	2,500	85
* ANN Inc.	3,500	85
* Coinstar Inc.	1,700	85
Dillard's Inc. Class A	1,900	84
Heico Corporation	1,500	83
* WMS Industries Inc.	3,800	83
Buckle Inc.	1,900	83
* Aeropostale Inc.	5,000	82
* BJ's Restaurants Inc.	1,600	80
* Childrens Place Retail Stores Inc.	1,600	80
* Genesco Inc.	1,300	79
* K12 Inc.	2,600	58
* Marriott Vacations Worldwide Corp.	1,763	37
RadioShack Corp.	4,386	31
		85,276
Consumer Staples (4.3%)
Procter & Gamble Co.	131,779	8,307
Wal-Mart Stores Inc.	125,314	7,689
Coca-Cola Co.	110,153	7,439
Philip Morris International Inc.	85,755	6,412
PepsiCo Inc.	75,774	4,976
Kraft Foods Inc.	83,358	3,193
Altria Group Inc.	99,141	2,816

CVS Caremark Corp.	63,278	2,642
Colgate-Palmolive Co.	23,784	2,158
Costco Wholesale Corp.	21,032	1,730
Walgreen Co.	43,652	1,456
Kimberly-Clark Corp.	19,424	1,390
General Mills Inc.	29,113	1,160
Archer-Daniels-Midland Co.	33,259	952
Reynolds American Inc.	20,457	803
Sysco Corp.	26,092	786
HJ Heinz Co.	14,637	759
Estee Lauder Cos. Inc. Class A	12,140	703
Mead Johnson Nutrition Co.	9,252	685
Sara Lee Corp.	35,565	681
Lorillard Inc.	6,281	675
Kroger Co.	27,546	655
Kellogg Co.	12,294	609
Beam Inc.	11,200	586
Whole Foods Market Inc.	7,714	571
ConAgra Foods Inc.	17,914	478
Clorox Co.	6,594	453
Hershey Co.	7,194	439
Bunge Ltd.	7,602	435
Safeway Inc.	19,788	435
Coca-Cola Enterprises Inc.	15,814	424
* Green Mountain Coffee Roasters Inc.	7,700	411
Avon Products Inc.	21,825	388
Campbell Soup Co.	11,863	376
JM Smucker Co.	4,722	372
Molson Coors Brewing Co. Class B	8,478	364
Brown-Forman Corp. Class B	4,469	363
Church & Dwight Co. Inc.	7,900	358
Herbalife Ltd.	6,100	353
Dr Pepper Snapple Group Inc.	8,893	345
* Energizer Holdings Inc.	4,360	336
McCormick & Co. Inc.	6,042	305
Hormel Foods Corp.	9,875	284
Tyson Foods Inc. Class A	15,198	283
* Monster Beverage Corp.	2,700	282
Corn Products International Inc.	4,600	255
* Ralcorp Holdings Inc.	2,700	236
* United Natural Foods Inc.	5,000	220
Nu Skin Enterprises Inc. Class A	4,000	200
Fresh Del Monte Produce Inc.	8,100	198
* Constellation Brands Inc. Class A	9,447	197
* Smithfield Foods Inc.	8,403	188
Snyders-Lance Inc.	7,900	182
Flowers Foods Inc.	9,000	174
Lancaster Colony Corp.	2,500	174
Ruddick Corp.	4,300	173
Casey's General Stores Inc.	3,400	173
Universal Corp.	3,600	162
* Darling International Inc.	9,500	145
* Dean Foods Co.	12,100	130
* Hain Celestial Group Inc.	3,300	127
* TreeHouse Foods Inc.	2,200	124
SUPERVALU Inc.	17,697	122
* Elizabeth Arden Inc.	2,500	90

Pricesmart Inc.	1,300	87
Sanderson Farms Inc.	1,700	87
		70,761
Energy (5.0%)
Exxon Mobil Corp.	234,430	19,631
Chevron Corp.	99,383	10,244
Schlumberger Ltd.	71,227	5,354
ConocoPhillips	63,164	4,308
Occidental Petroleum Corp.	39,056	3,897
Anadarko Petroleum Corp.	24,180	1,952
Apache Corp.	19,250	1,903
Halliburton Co.	43,934	1,616
National Oilwell Varco Inc.	20,252	1,498
EOG Resources Inc.	13,460	1,429
Devon Energy Corp.	20,427	1,303
Marathon Oil Corp.	35,130	1,103
El Paso Corp.	36,717	987
Baker Hughes Inc.	19,709	968
Spectra Energy Corp.	28,630	902
Hess Corp.	15,949	898
Williams Cos. Inc.	29,038	837
Noble Energy Inc.	7,785	784
* Concho Resources Inc.	6,784	724
* FMC Technologies Inc.	13,863	709
Chesapeake Energy Corp.	33,064	699
Valero Energy Corp.	28,711	689
Marathon Petroleum Corp.	17,769	679
Transocean Ltd.	13,527	640
* Weatherford International Ltd.	35,903	601
Pioneer Natural Resources Co.	6,037	599
* Cameron International Corp.	11,229	597
Murphy Oil Corp.	9,795	584
Noble Corp.	15,660	546
* Southwestern Energy Co.	15,952	497
Range Resources Corp.	8,046	463
Peabody Energy Corp.	13,572	463
Consol Energy Inc.	11,721	419
Cabot Oil & Gas Corp.	12,000	383
EQT Corp.	7,408	374
* Denbury Resources Inc.	19,726	372
Kinder Morgan Management LLC	4,784	368
Linn Energy LLC	9,300	347
HollyFrontier Corp.	10,000	293
* Whiting Petroleum Corp.	5,700	285
Helmerich & Payne Inc.	4,400	272
* Plains Exploration & Production Co.	6,966	263
* Nabors Industries Ltd.	14,060	262
SM Energy Co.	3,600	261
Energen Corp.	5,300	255
* Newfield Exploration Co.	6,601	250
QEP Resources Inc.	8,699	249
Cimarex Energy Co.	4,241	248
* Alpha Natural Resources Inc.	11,990	241
Southern Union Co.	5,100	221
* Rowan Cos. Inc.	6,488	221
* SEACOR Holdings Inc.	2,400	220
* Continental Resources Inc.	2,706	218

Diamond Offshore Drilling Inc.	3,418	213
Core Laboratories NV	2,000	212
Oceaneering International Inc.	4,300	209
Sunoco Inc.	5,364	206
* Cobalt International Energy Inc.	10,200	204
* Oil States International Inc.	2,500	199
* Enbridge Energy Management LLC	5,500	186
* Dresser-Rand Group Inc.	3,600	184
Arch Coal Inc.	12,500	180
World Fuel Services Corp.	3,900	177
* Unit Corp.	3,900	176
Copano Energy LLC	5,200	176
* Atwood Oceanics Inc.	3,800	175
* Ultra Petroleum Corp.	7,255	174
* Tesoro Corp.	6,700	168
Tidewater Inc.	3,100	167
* SandRidge Energy Inc.	21,100	164
* WPX Energy Inc.	9,679	159
* Energy XXI Bermuda Ltd.	4,700	154
Bristow Group Inc.	3,100	152
Patterson-UTI Energy Inc.	7,659	145
* McDermott International Inc.	11,377	138
* Gulfport Energy Corp.	4,100	135
* Gran Tierra Energy Inc.	22,700	131
* Contango Oil & Gas Co.	2,100	131
Berry Petroleum Co. Class A	2,800	126
* Rosetta Resources Inc.	2,600	125
* Superior Energy Services Inc.	4,300	123
* Dril-Quip Inc.	1,800	119
* Oasis Petroleum Inc.	3,400	115
* Key Energy Services Inc.	7,900	114
* Swift Energy Co.	3,300	109
Lufkin Industries Inc.	1,400	105
* CVR Energy Inc.	4,200	105
* Complete Production Services Inc.	3,000	101
* Helix Energy Solutions Group Inc.	5,900	97
* Bill Barrett Corp.	3,400	94
* Gulfmark Offshore Inc.	2,000	91
* Stone Energy Corp.	3,200	90
* Forest Oil Corp.	6,900	90
EXCO Resources Inc.	11,300	89
* ION Geophysical Corp.	11,500	85
* Carrizo Oil & Gas Inc.	3,500	85
* McMoRan Exploration Co.	6,900	81
* Northern Oil and Gas Inc.	3,200	80
* Hornbeck Offshore Services Inc.	2,200	72
CARBO Ceramics Inc.	700	68
RPC Inc.	4,200	64
		80,669
Financials (6.9%)
Wells Fargo & Co.	270,198	7,893
JPMorgan Chase & Co.	187,291	6,986
* Berkshire Hathaway Inc. Class B	58,870	4,614
Citigroup Inc.	143,635	4,412
Bank of America Corp.	500,124	3,566
* Berkshire Hathaway Inc. Class A	30	3,538
American Express Co.	55,013	2,758

Goldman Sachs Group Inc.	23,772	2,650
US Bancorp	89,827	2,535
Simon Property Group Inc.	11,695	1,589
PNC Financial Services Group Inc.	24,286	1,431
Prudential Financial Inc.	22,903	1,311
Morgan Stanley	70,116	1,308
MetLife Inc.	36,227	1,280
Bank of New York Mellon Corp.	59,211	1,192
American Tower Corp. Class A	18,322	1,164
Aflac Inc.	22,936	1,106
Travelers Cos. Inc.	18,921	1,103
ACE Ltd.	15,405	1,072
Capital One Financial Corp.	21,619	989
BlackRock Inc.	5,254	956
State Street Corp.	23,487	920
BB&T Corp.	31,084	845
Franklin Resources Inc.	7,731	820
Public Storage	5,815	807
Equity Residential	13,349	795
Chubb Corp.	11,431	771
Annaly Capital Management Inc.	44,640	752
CME Group Inc.	3,086	739
T Rowe Price Group Inc.	12,708	735
Loews Corp.	19,587	731
HCP Inc.	17,343	729
Discover Financial Services	26,584	723
ProLogis Inc.	21,909	695
Charles Schwab Corp.	59,286	691
Marsh & McLennan Cos. Inc.	21,696	685
Aon Corp.	13,846	671
Allstate Corp.	22,025	635
Boston Properties Inc.	6,027	627
Ameriprise Financial Inc.	11,136	596
AvalonBay Communities Inc.	4,378	595
Vornado Realty Trust	7,269	588
SunTrust Banks Inc.	27,426	564
Fifth Third Bancorp	42,414	552
SLM Corp.	35,473	530
Progressive Corp.	25,065	508
Host Hotels & Resorts Inc.	30,666	504
Health Care REIT Inc.	8,775	502
* American International Group Inc.	19,324	485
Weyerhaeuser Co.	24,229	485
Invesco Ltd.	21,349	482
Northern Trust Corp.	11,505	474
Principal Financial Group Inc.	16,625	454
M&T Bank Corp.	5,420	432
Hartford Financial Services Group Inc.	23,574	413
KeyCorp	52,577	409
Acadia Realty Trust	18,400	387
Lincoln National Corp.	17,888	385
Moody's Corp.	10,340	385
* CIT Group Inc.	9,900	378
* IntercontinentalExchange Inc.	3,227	369
Kimco Realty Corp.	20,051	366
Delphi Financial Group Inc.	8,200	365
Macerich Co.	6,426	349

XL Group plc Class A	17,044	346
Legg Mason Inc.	13,460	343
Digital Realty Trust Inc.	4,821	342
Leucadia National Corp.	12,123	337
Brown & Brown Inc.	14,439	329
Willis Group Holdings plc	8,461	329
Comerica Inc.	11,815	327
Raymond James Financial Inc.	9,100	319
Plum Creek Timber Co. Inc.	8,103	314
* Affiliated Managers Group Inc.	3,100	312
NYSE Euronext	11,702	311
* CBRE Group Inc. Class A	15,898	307
Reinsurance Group of America Inc. Class A	5,400	294
Federal Realty Investment Trust	3,075	290
Regions Financial Corp.	53,854	281
Eaton Vance Corp.	10,900	280
Cincinnati Financial Corp.	8,423	275
New York Community Bancorp Inc.	21,514	273
SL Green Realty Corp.	3,700	272
Unum Group	11,700	267
EastGroup Properties Inc.	5,600	266
Medical Properties Trust Inc.	24,700	265
* MSCI Inc. Class A	8,100	264
UDR Inc.	9,700	252
WR Berkley Corp.	7,176	246
Jones Lang LaSalle Inc.	3,100	244
Huntington Bancshares Inc.	42,651	244
Piedmont Office Realty Trust Inc. Class A	13,100	243
Torchmark Corp.	5,277	241
Washington Real Estate Investment Trust	8,000	238
DDR Corp.	17,100	237
Lazard Ltd. Class A	8,200	236
* NASDAQ OMX Group Inc.	9,500	235
American Capital Agency Corp.	8,000	235
Everest Re Group Ltd.	2,739	234
American National Insurance Co.	3,200	233
TD Ameritrade Holding Corp.	14,231	229
Hanover Insurance Group Inc.	6,300	229
Mack-Cali Realty Corp.	7,900	227
People's United Financial Inc.	18,324	226
Washington Federal Inc.	13,900	219
Associated Banc-Corp	17,500	218
Fidelity National Financial Inc. Class A	11,900	216
Duke Realty Corp.	16,132	216
PartnerRe Ltd.	3,279	215
Northwest Bancshares Inc.	17,400	214
Aspen Insurance Holdings Ltd.	8,000	212
CommonWealth REIT	10,800	212
* Arch Capital Group Ltd.	5,800	209
Commerce Bancshares Inc.	5,327	207
American Financial Group Inc.	5,600	205
Weingarten Realty Investors	8,400	204
Alexandria Real Estate Equities Inc.	2,800	203
Realty Income Corp.	5,500	200
* Markel Corp.	492	198
Alterra Capital Holdings Ltd.	8,200	198
CBL & Associates Properties Inc.	11,400	198

HCC Insurance Holdings Inc.	7,100	197
Axis Capital Holdings Ltd.	6,394	197
White Mountains Insurance Group Ltd.	431	195
* Genworth Financial Inc. Class A	25,167	194
Corporate Office Properties Trust	8,000	194
PS Business Parks Inc.	3,100	193
Regency Centers Corp.	4,656	192
Liberty Property Trust	5,777	192
MFA Financial Inc.	26,200	192
Assurant Inc.	4,838	192
Allied World Assurance Co. Holdings AG	3,100	191
Westamerica Bancorporation	4,100	190
Arthur J Gallagher & Co.	5,707	190
Cullen/Frost Bankers Inc.	3,400	189
Brandywine Realty Trust	17,600	187
Hospitality Properties Trust	7,693	186
RenaissanceRe Holdings Ltd.	2,524	185
Chimera Investment Corp.	60,000	182
Ventas Inc.	3,113	182
Capitol Federal Financial Inc.	15,700	181
Kilroy Realty Corp.	4,300	179
Hudson City Bancorp Inc.	26,291	177
Jefferies Group Inc.	11,600	176
First Citizens BancShares Inc. Class A	1,000	176
Bank of Hawaii Corp.	3,800	174
DCT Industrial Trust Inc.	31,300	173
* CNO Financial Group Inc.	25,600	172
Kemper Corp.	5,700	170
Apartment Investment & Management Co.	6,900	169
Hatteras Financial Corp.	6,100	169
East West Bancorp Inc.	7,700	169
Colonial Properties Trust	7,900	169
Camden Property Trust	2,600	168
DiamondRock Hospitality Co.	15,900	168
Waddell & Reed Financial Inc. Class A	6,100	167
Healthcare Realty Trust Inc.	7,900	166
Highwoods Properties Inc.	5,000	165
Endurance Specialty Holdings Ltd.	4,400	165
Entertainment Properties Trust	3,700	165
Douglas Emmett Inc.	7,700	161
Old Republic International Corp.	16,267	161
Capstead Mortgage Corp.	12,400	161
Protective Life Corp.	6,400	160
Mid-America Apartment Communities Inc.	2,500	160
Assured Guaranty Ltd.	10,300	160
* Stifel Financial Corp.	4,400	159
Essex Property Trust Inc.	1,100	158
UMB Financial Corp.	4,100	158
First Niagara Financial Group Inc.	16,400	157
Omega Healthcare Investors Inc.	7,500	156
* E*Trade Financial Corp.	18,800	154
Trustmark Corp.	6,500	153
Erie Indemnity Co. Class A	1,995	153
Zions Bancorporation	9,082	153
* World Acceptance Corp.	2,400	153
Iberiabank Corp.	2,900	152
* SVB Financial Group	2,600	151

Validus Holdings Ltd.	4,700	151
Lexington Realty Trust	17,500	151
Community Bank System Inc.	5,500	150
BRE Properties Inc.	2,900	150
Equity Lifestyle Properties Inc.	2,100	147
ProAssurance Corp.	1,800	147
StanCorp Financial Group Inc.	3,800	147
Senior Housing Properties Trust	6,300	143
Hancock Holding Co.	4,300	143
Taubman Centers Inc.	2,100	141
National Health Investors Inc.	2,900	140
FirstMerit Corp.	8,900	140
Post Properties Inc.	3,100	139
Wintrust Financial Corp.	4,500	138
Starwood Property Trust Inc.	7,000	138
Transatlantic Holdings Inc.	2,460	136
LaSalle Hotel Properties	5,000	135
First American Financial Corp.	9,100	135
SEI Investments Co.	7,317	134
Montpelier Re Holdings Ltd.	7,600	132
Home Properties Inc.	2,200	131
Fulton Financial Corp.	14,100	131
CapitalSource Inc.	18,900	131
Sovran Self Storage Inc.	2,800	130
Webster Financial Corp.	6,100	129
TCF Financial Corp.	12,800	129
CubeSmart	11,200	127
Platinum Underwriters Holdings Ltd.	3,700	127
City National Corp.	2,757	127
Arrow Financial Corp.	4,800	126
First Horizon National Corp.	14,376	126
Susquehanna Bancshares Inc.	13,700	125
First Financial Bankshares Inc.	3,600	123
Prosperity Bancshares Inc.	2,900	120
* Knight Capital Group Inc. Class A	9,200	120
First Financial Bancorp	6,800	118
* Signature Bank	2,000	116
Alleghany Corp.	400	116
Cathay General Bancorp	7,300	115
Rayonier Inc.	2,500	114
Synovus Financial Corp.	65,400	114
FNB Corp.	9,600	113
Mercury General Corp.	2,555	112
* Enstar Group Ltd.	1,100	110
CVB Financial Corp.	10,300	108
Potlatch Corp.	3,500	107
Tanger Factory Outlet Centers	3,600	106
Extra Space Storage Inc.	4,000	105
Cash America International Inc.	2,300	101
Safety Insurance Group Inc.	2,400	101
BOK Financial Corp.	1,800	100
* Ezcorp Inc. Class A	3,700	99
Inland Real Estate Corp.	11,600	99
Old National Bancorp	8,300	98
Tompkins Financial Corp.	2,400	97
* Hilltop Holdings Inc.	11,200	97
Valley National Bancorp	8,080	96

Sun Communities Inc.	2,400	96
National Penn Bancshares Inc.	10,900	95
* MBIA Inc.	7,500	92
American Equity Investment Life Holding Co.	8,000	92
Umpqua Holdings Corp.	7,500	91
* Ocwen Financial Corp.	6,200	89
* First Cash Financial Services Inc.	2,200	89
* Forest City Enterprises Inc. Class A	6,727	88
* Popular Inc.	55,983	88
SY Bancorp Inc.	4,000	88
BioMed Realty Trust Inc.	4,700	87
RLI Corp.	1,200	86
First Financial Corp.	2,400	84
* Texas Capital Bancshares Inc.	2,600	82
American Campus Communities Inc.	1,900	81
National Retail Properties Inc.	3,000	81
United Bankshares Inc.	2,900	81
* Altisource Portfolio Solutions SA	1,500	80
* TFS Financial Corp.	8,900	80
DuPont Fabros Technology Inc.	3,100	79
Urstadt Biddle Properties Inc. Class A	4,000	78
Federated Investors Inc. Class B	4,579	78
* Navigators Group Inc.	1,600	76
Brookline Bancorp Inc.	8,000	74
Ramco-Gershenson Properties Trust	6,400	74
Community Trust Bancorp Inc.	2,400	74
* St. Joe Co.	4,579	73
Janus Capital Group Inc.	8,842	70
* eHealth Inc.	4,000	65
Universal Health Realty Income Trust	1,600	64
BGC Partners Inc. Class A	9,600	60
Saul Centers Inc.	1,600	57
LTC Properties Inc.	1,600	51
Redwood Trust Inc.	4,000	47
Glimcher Realty Trust	4,800	46
Investors Real Estate Trust	4,800	36
Invesco Mortgage Capital Inc.	1,600	25
CYS Investments Inc.	800	11
Two Harbors Investment Corp.	800	8
		112,632
Health Care (5.0%)
Johnson & Johnson	132,300	8,720
Pfizer Inc.	373,850	8,000
Merck & Co. Inc.	148,924	5,698
Abbott Laboratories	73,370	3,973
Bristol-Myers Squibb Co.	82,326	2,654
UnitedHealth Group Inc.	50,184	2,599
Amgen Inc.	36,830	2,501
Eli Lilly & Co.	53,827	2,139
Medtronic Inc.	48,960	1,888
* Gilead Sciences Inc.	37,628	1,838
* Celgene Corp.	22,634	1,645
Baxter International Inc.	26,934	1,494
* Biogen Idec Inc.	12,185	1,437
Allergan Inc.	16,158	1,420
Covidien plc	24,260	1,249
* Medco Health Solutions Inc.	19,856	1,231

* Express Scripts Inc.	23,923	1,224
WellPoint Inc.	15,405	991
* Thermo Fisher Scientific Inc.	18,229	964
McKesson Corp.	11,776	962
* Intuitive Surgical Inc.	2,076	955
Becton Dickinson and Co.	10,047	788
* Kindred Healthcare Inc.	64,200	788
Stryker Corp.	13,921	772
St. Jude Medical Inc.	17,832	744
* Agilent Technologies Inc.	16,245	690
* Forest Laboratories Inc.	21,653	688
* Alexion Pharmaceuticals Inc.	8,766	673
Aetna Inc.	15,021	656
Cigna Corp.	14,573	653
Cardinal Health Inc.	15,149	652
Humana Inc.	7,177	639
* Zimmer Holdings Inc.	8,988	546
* Edwards Lifesciences Corp.	6,450	533
Quest Diagnostics Inc.	7,774	451
* Mylan Inc.	21,737	451
Perrigo Co.	4,639	443
* Cerner Corp.	7,253	442
* Boston Scientific Corp.	72,615	433
* Life Technologies Corp.	8,893	431
* Regeneron Pharmaceuticals Inc.	4,700	427
* Vertex Pharmaceuticals Inc.	11,499	425
AmerisourceBergen Corp. Class A	10,817	421
* Laboratory Corp. of America Holdings	4,351	398
* Waters Corp.	4,512	391
* Varian Medical Systems Inc.	5,890	388
* DaVita Inc.	4,737	387
* Illumina Inc.	6,941	359
CR Bard Inc.	3,599	333
Teleflex Inc.	5,400	330
West Pharmaceutical Services Inc.	8,100	328
* Henry Schein Inc.	4,559	323
* Hologic Inc.	15,200	310
* Watson Pharmaceuticals Inc.	5,244	307
* Hospira Inc.	8,289	286
* Endo Pharmaceuticals Holdings Inc.	7,200	268
DENTSPLY International Inc.	6,955	262
* IDEXX Laboratories Inc.	3,100	262
* CareFusion Corp.	10,938	262
* Mettler-Toledo International Inc.	1,400	246
* Myriad Genetics Inc.	10,000	237
* BioMarin Pharmaceutical Inc.	6,600	235
* Allscripts Healthcare Solutions Inc.	12,200	233
* Warner Chilcott plc Class A	13,376	226
* Mednax Inc.	3,100	221
* Coventry Health Care Inc.	7,323	220
STERIS Corp.	7,100	214
* LifePoint Hospitals Inc.	5,000	201
* Gen-Probe Inc.	3,000	201
Patterson Cos. Inc.	6,226	200
* ResMed Inc.	6,700	194
Omnicare Inc.	5,778	190
* Haemonetics Corp.	2,900	188

Universal Health Services Inc. Class B	4,428	183
* United Therapeutics Corp.	3,700	182
* Health Net Inc.	4,800	181
PerkinElmer Inc.	7,400	177
* VCA Antech Inc.	7,900	177
* Bio-Rad Laboratories Inc. Class A	1,700	173
* Par Pharmaceutical Cos. Inc.	4,700	170
* Cepheid Inc.	3,700	163
Cooper Cos. Inc.	2,200	159
* Amylin Pharmaceuticals Inc.	11,100	158
* Tenet Healthcare Corp.	29,800	158
* Magellan Health Services Inc.	3,200	156
Hill-Rom Holdings Inc.	4,700	155
* Sirona Dental Systems Inc.	3,200	155
* Salix Pharmaceuticals Ltd.	3,200	154
Quality Systems Inc.	3,800	154
* Incyte Corp. Ltd.	8,500	150
* Alere Inc.	6,200	150
Owens & Minor Inc.	4,900	149
* HealthSouth Corp.	7,600	147
* Brookdale Senior Living Inc. Class A	8,300	146
* AMERIGROUP Corp.	2,100	143
* Viropharma Inc.	4,600	137
* Catalyst Health Solutions Inc.	2,500	137
* Onyx Pharmaceuticals Inc.	3,300	135
* Cubist Pharmaceuticals Inc.	3,300	135
* Questcor Pharmaceuticals Inc.	3,800	135
Techne Corp.	1,900	130
Medicis Pharmaceutical Corp. Class A	3,900	129
* Volcano Corp.	4,600	129
Lincare Holdings Inc.	5,010	129
* Charles River Laboratories International Inc.	3,700	125
* HMS Holdings Corp.	3,600	119
* Covance Inc.	2,600	114
* Seattle Genetics Inc.	5,900	112
* athenahealth Inc.	1,900	111
* Zoll Medical Corp.	1,600	110
* Centene Corp.	2,400	108
* Health Management Associates Inc. Class A	16,900	108
* Impax Laboratories Inc.	5,700	108
* PSS World Medical Inc.	4,400	107
* Align Technology Inc.	4,300	101
Chemed Corp.	1,800	101
* Dendreon Corp.	7,205	98
* Human Genome Sciences Inc.	9,832	97
* Masimo Corp.	4,500	96
* Theravance Inc.	5,400	96
* Medivation Inc.	1,700	94
* Thoratec Corp.	3,200	94
* PAREXEL International Corp.	3,900	94
* Community Health Systems Inc.	5,026	94
* Halozyme Therapeutics Inc.	8,200	87
* WellCare Health Plans Inc.	1,400	84
* InterMune Inc.	5,200	78
		81,600
Industrials (5.3%)
General Electric Co.	526,739	9,855

United Technologies Corp.	42,818	3,355
Caterpillar Inc.	30,261	3,302
3M Co.	32,740	2,839
Boeing Co.	35,107	2,604
Union Pacific Corp.	21,949	2,509
United Parcel Service Inc. Class B	32,702	2,474
Honeywell International Inc.	33,664	1,954
Emerson Electric Co.	36,381	1,869
Deere & Co.	20,019	1,725
Danaher Corp.	30,160	1,584
FedEx Corp.	15,211	1,392
Norfolk Southern Corp.	17,753	1,282
Precision Castparts Corp.	7,553	1,236
General Dynamics Corp.	17,762	1,228
Illinois Tool Works Inc.	22,870	1,213
Lockheed Martin Corp.	14,209	1,170
CSX Corp.	50,183	1,132
Tyco International Ltd.	21,642	1,103
Cummins Inc.	9,952	1,035
PACCAR Inc.	20,420	903
Northrop Grumman Corp.	14,014	814
Raytheon Co.	16,353	785
Waste Management Inc.	21,298	740
Goodrich Corp.	5,849	730
Eaton Corp.	14,144	693
Stanley Black & Decker Inc.	8,842	621
Parker Hannifin Corp.	7,086	572
WW Grainger Inc.	2,982	569
CH Robinson Worldwide Inc.	8,236	567
Rockwell Automation Inc.	7,270	566
Ingersoll-Rand plc	15,643	547
Fastenal Co.	11,597	541
Joy Global Inc.	5,935	538
Dover Corp.	8,102	514
* Delta Air Lines Inc.	46,565	491
Fluor Corp.	8,584	483
Cooper Industries plc	7,904	467
Republic Services Inc. Class A	15,703	460
* Jacobs Engineering Group Inc.	10,205	457
Roper Industries Inc.	4,432	414
* United Continental Holdings Inc.	17,000	393
Expeditors International of Washington Inc.	8,695	388
Southwest Airlines Co.	39,115	375
AMETEK Inc.	7,971	375
Hubbell Inc. Class B	5,100	367
Rockwell Collins Inc.	6,258	362
* Kansas City Southern	5,200	357
* Stericycle Inc.	4,227	355
Pall Corp.	5,860	350
Kaydon Corp.	10,200	348
Alliant Techsystems Inc.	5,715	340
Textron Inc.	13,075	333
Amerco Inc.	3,400	329
* Thomas & Betts Corp.	4,500	321
* Verisk Analytics Inc. Class A	7,900	317
Robert Half International Inc.	11,286	312
Flowserve Corp.	2,768	305

* Hertz Global Holdings Inc.	22,100	301
Snap-on Inc.	5,300	299
L-3 Communications Holdings Inc.	4,043	286
Timken Co.	5,600	273
* TransDigm Group Inc.	2,600	272
* URS Corp.	6,500	267
MSC Industrial Direct Co. Inc. Class A	3,500	266
Toro Co.	4,100	260
Manpower Inc.	6,454	259
IDEX Corp.	6,300	255
* BE Aerospace Inc.	6,000	253
* Owens Corning	7,500	253
KBR Inc.	7,800	251
Xylem Inc.	9,535	247
* Kirby Corp.	3,700	247
Donaldson Co. Inc.	3,400	246
JB Hunt Transport Services Inc.	4,729	241
Regal-Beloit Corp.	4,200	238
Equifax Inc.	6,097	238
Cintas Corp.	6,379	236
* AECOM Technology Corp.	10,300	236
Applied Industrial Technologies Inc.	6,000	231
Iron Mountain Inc.	7,498	231
* AGCO Corp.	4,400	224
Belden Inc.	5,700	223
Gardner Denver Inc.	2,900	216
Acuity Brands Inc.	3,700	215
Masco Corp.	17,787	215
Curtiss-Wright Corp.	5,700	213
* Copart Inc.	4,500	212
* Quanta Services Inc.	9,800	212
Dun & Bradstreet Corp.	2,530	209
* Corrections Corp. of America	8,900	209
* Clean Harbors Inc.	3,300	209
EMCOR Group Inc.	7,200	208
Brady Corp. Class A	6,400	207
* IHS Inc. Class A	2,300	206
* Genesee & Wyoming Inc. Class A	3,300	205
Lincoln Electric Holdings Inc.	4,700	202
* Geo Group Inc.	11,400	200
* Alaska Air Group Inc.	2,600	198
Crane Co.	4,100	197
Pitney Bowes Inc.	10,047	191
* Tetra Tech Inc.	8,200	190
Landstar System Inc.	3,700	189
GATX Corp.	4,400	189
Valmont Industries Inc.	1,800	189
* Teledyne Technologies Inc.	3,300	187
Carlisle Cos. Inc.	3,900	186
* Navistar International Corp.	4,300	186
* II-VI Inc.	8,000	184
Graco Inc.	4,000	184
* Moog Inc. Class A	4,300	183
Pentair Inc.	4,977	183
* WESCO International Inc.	2,900	182
Kennametal Inc.	4,200	181
* Esterline Technologies Corp.	2,900	177

Triumph Group Inc.	2,800	175
* Spirit Aerosystems Holdings Inc. Class A	7,700	175
Alexander & Baldwin Inc.	3,700	175
* Old Dominion Freight Line Inc.	4,100	175
* GrafTech International Ltd.	10,600	174
SPX Corp.	2,499	174
Nordson Corp.	3,800	172
Wabtec Corp.	2,500	172
* WABCO Holdings Inc.	3,300	171
* Portfolio Recovery Associates Inc.	2,600	169
Towers Watson & Co. Class A	2,800	167
Actuant Corp. Class A	6,600	167
Harsco Corp.	7,500	167
* Fortune Brands Home & Security Inc.	8,950	166
Watsco Inc.	2,400	166
Deluxe Corp.	6,400	164
* Oshkosh Corp.	6,600	160
Rollins Inc.	7,300	156
Woodward Inc.	3,700	155
United Stationers Inc.	4,800	155
CLARCOR Inc.	3,000	154
* Sensata Technologies Holding NV	5,300	153
Werner Enterprises Inc.	5,800	152
Avery Dennison Corp.	5,530	150
Waste Connections Inc.	4,600	149
Trinity Industries Inc.	4,700	148
* Atlas Air Worldwide Holdings Inc.	3,100	148
Brink's Co.	5,200	147
* Terex Corp.	7,402	147
* HUB Group Inc. Class A	4,200	144
* Hexcel Corp.	5,700	143
* Babcock & Wilcox Co.	5,750	143
Covanta Holding Corp.	9,900	141
* Foster Wheeler AG	6,175	139
* JetBlue Airways Corp.	23,000	136
* Avis Budget Group Inc.	9,400	135
* Middleby Corp.	1,400	135
Ryder System Inc.	2,387	134
RR Donnelley & Sons Co.	11,613	132
* United Rentals Inc.	3,400	130
UTi Worldwide Inc.	8,700	130
ABM Industries Inc.	5,900	128
* Shaw Group Inc.	4,700	128
Con-way Inc.	4,000	127
Lennox International Inc.	3,500	127
* FTI Consulting Inc.	2,900	124
* General Cable Corp.	3,800	117
Watts Water Technologies Inc. Class A	3,000	116
AO Smith Corp.	2,700	115
Barnes Group Inc.	4,400	111
Mine Safety Appliances Co.	3,200	109
* Colfax Corp.	3,501	106
Manitowoc Co. Inc.	7,800	105
ITT Corp.	4,767	104
* Dollar Thrifty Automotive Group Inc.	1,400	103
Robbins & Myers Inc.	2,100	102
Mueller Industries Inc.	2,300	102

Granite Construction Inc.	3,800	101
* EnerSys	3,400	99
* Armstrong World Industries Inc.	2,100	98
HNI Corp.	3,600	98
Simpson Manufacturing Co. Inc.	3,000	97
Macquarie Infrastructure Co. LLC	3,500	96
* CoStar Group Inc.	1,700	96
Healthcare Services Group Inc.	5,100	95
Exelis Inc.	9,535	95
Herman Miller Inc.	4,500	95
Corporate Executive Board Co.	2,400	94
* Polypore International Inc.	2,400	91
Raven Industries Inc.	1,400	91
* Advisory Board Co.	1,100	84
* MasTec Inc.	5,000	81
* Huntington Ingalls Industries Inc.	2,129	80
Arkansas Best Corp.	4,000	72
* Chart Industries Inc.	1,200	67
		85,706
Information Technology (8.5%)
* Apple Inc.	45,513	20,776
Microsoft Corp.	411,136	12,141
International Business Machines Corp.	57,153	11,008
Oracle Corp.	250,351	7,060
* Google Inc. Class A	11,920	6,915
Intel Corp.	250,317	6,613
Cisco Systems Inc.	265,048	5,203
QUALCOMM Inc.	77,702	4,570
Hewlett-Packard Co.	98,032	2,743
Visa Inc. Class A	24,941	2,510
* EMC Corp.	93,654	2,412
Mastercard Inc. Class A	5,959	2,119
* eBay Inc.	63,280	2,000
Accenture plc Class A	30,859	1,769
Texas Instruments Inc.	51,816	1,678
* Dell Inc.	86,284	1,487
Automatic Data Processing Inc.	22,486	1,232
* Cognizant Technology Solutions Corp. Class A	15,036	1,079
Corning Inc.	77,132	993
* Yahoo! Inc.	58,866	911
Intuit Inc.	15,080	851
Broadcom Corp. Class A	24,033	825
* Adobe Systems Inc.	25,293	783
* NetApp Inc.	20,058	757
Applied Materials Inc.	60,820	747
* Citrix Systems Inc.	11,342	740
Motorola Solutions Inc.	15,610	724
TE Connectivity Ltd.	19,880	678
* Symantec Corp.	39,012	671
* Juniper Networks Inc.	30,154	631
* Salesforce.com Inc.	5,232	611
* SanDisk Corp.	12,715	583
Altera Corp.	14,323	570
Western Union Co.	28,941	553
* Motorola Mobility Holdings Inc.	14,185	548
Paychex Inc.	17,100	539
Analog Devices Inc.	12,941	506

* Autodesk Inc.	13,579	489
* F5 Networks Inc.	4,076	488
CA Inc.	18,799	485
Xerox Corp.	62,396	484
* Western Digital Corp.	13,046	474
Seagate Technology plc	21,883	463
* Fiserv Inc.	7,098	446
Fidelity National Information Services Inc.	15,029	429
* NVIDIA Corp.	28,748	425
* VMware Inc. Class A	4,604	420
* Teradata Corp.	7,736	414
Maxim Integrated Products Inc.	14,836	398
* Marvell Technology Group Ltd.	25,079	389
Linear Technology Corp.	11,287	376
Amphenol Corp. Class A	6,832	372
* Micron Technology Inc.	48,522	368
KLA-Tencor Corp.	7,192	368
Avago Technologies Ltd.	10,600	360
* Nuance Communications Inc.	12,300	351
* BMC Software Inc.	9,625	349
Activision Blizzard Inc.	28,265	349
Microchip Technology Inc.	9,230	341
Xilinx Inc.	9,407	337
* Red Hat Inc.	7,150	331
* Rackspace Hosting Inc.	7,600	330
* Akamai Technologies Inc.	10,202	329
VeriSign Inc.	8,866	329
* Electronic Arts Inc.	16,364	304
Global Payments Inc.	6,000	300
* ANSYS Inc.	4,800	290
* Equinix Inc.	2,400	288
* Amdocs Ltd.	9,538	281
* Alliance Data Systems Corp.	2,526	280
Jack Henry & Associates Inc.	7,900	270
* Lam Research Corp.	6,318	269
* Trimble Navigation Ltd.	5,700	267
* Avnet Inc.	7,543	263
Harris Corp.	6,338	260
Solera Holdings Inc.	5,300	253
* MICROS Systems Inc.	5,000	248
Factset Research Systems Inc.	2,800	247
Plantronics Inc.	6,600	246
* Informatica Corp.	5,800	245
* QLogic Corp.	14,100	244
Jabil Circuit Inc.	10,719	243
* Arrow Electronics Inc.	5,750	237
* Advanced Micro Devices Inc.	35,306	237
* LSI Corp.	30,866	234
* SAIC Inc.	17,876	230
* Synopsys Inc.	7,838	229
* Flextronics International Ltd.	32,825	225
* Riverbed Technology Inc.	9,200	220
* TIBCO Software Inc.	8,300	216
* Atmel Corp.	22,100	215
FLIR Systems Inc.	8,300	214
* VeriFone Systems Inc.	5,000	213
Total System Services Inc.	9,935	213

* Progress Software Corp.	9,100	212
* Skyworks Solutions Inc.	9,600	207
* Sina Corp.	2,900	204
* Parametric Technology Corp.	8,000	201
* Gartner Inc.	5,300	201
* Loral Space & Communications Inc.	2,900	200
* Vishay Intertechnology Inc.	16,200	199
* Arris Group Inc.	16,900	197
Computer Sciences Corp.	7,590	196
* ON Semiconductor Corp.	21,900	190
* SuccessFactors Inc.	4,700	187
Intersil Corp. Class A	16,500	186
* Polycom Inc.	9,200	183
DST Systems Inc.	3,747	183
* Rovi Corp.	5,699	183
* JDS Uniphase Corp.	14,100	179
* Teradyne Inc.	10,800	177
* Viasat Inc.	3,700	176
* International Rectifier Corp.	7,700	175
* Wright Express Corp.	3,200	175
ADTRAN Inc.	5,000	173
* Concur Technologies Inc.	3,300	173
Lexmark International Inc. Class A	4,900	171
* Euronet Worldwide Inc.	9,300	171
Diebold Inc.	5,326	169
* Ultimate Software Group Inc.	2,500	167
IAC/InterActiveCorp	3,819	164
* Convergys Corp.	12,000	160
* Hittite Microwave Corp.	2,900	159
* Novellus Systems Inc.	3,372	159
* Microsemi Corp.	8,000	158
* Semtech Corp.	5,500	157
* NCR Corp.	8,367	157
* Ingram Micro Inc.	8,200	156
* PMC - Sierra Inc.	23,700	154
National Instruments Corp.	5,700	153
* Cadence Design Systems Inc.	14,500	153
* Zebra Technologies Corp.	4,000	151
* Anixter International Inc.	2,300	151
* Quest Software Inc.	7,400	151
MAXIMUS Inc.	3,300	149
* Scansource Inc.	3,900	146
Broadridge Financial Solutions Inc.	6,095	146
* NeuStar Inc. Class A	4,000	146
* Tech Data Corp.	2,800	145
MKS Instruments Inc.	4,800	145
Power Integrations Inc.	4,000	144
* Cree Inc.	5,615	143
* Brocade Communications Systems Inc.	25,200	141
* CACI International Inc. Class A	2,400	141
Blackbaud Inc.	4,500	137
* ACI Worldwide Inc.	4,500	137
* First Solar Inc.	3,170	134
* Itron Inc.	3,400	132
* Netlogic Microsystems Inc.	2,600	129
Littelfuse Inc.	2,500	127
* Ariba Inc.	4,600	126

Sapient Corp.	9,700	125
* Cymer Inc.	2,500	124
* Dolby Laboratories Inc. Class A	3,400	124
* Acxiom Corp.	8,900	122
Tellabs Inc.	32,000	122
* Netgear Inc.	3,000	119
* ValueClick Inc.	6,800	119
* Ciena Corp.	8,100	118
* Aruba Networks Inc.	5,300	117
Cypress Semiconductor Corp.	6,800	117
* Advent Software Inc.	4,400	115
Cognex Corp.	2,700	112
* Fairchild Semiconductor International Inc. Class A	8,000	112
* Fortinet Inc.	4,900	112
* Plexus Corp.	3,000	109
* OSI Systems Inc.	2,000	107
* Finisar Corp.	5,300	107
* JDA Software Group Inc.	3,600	106
* IPG Photonics Corp.	2,000	106
* Mentor Graphics Corp.	7,500	104
* Acme Packet Inc.	3,500	102
* Coherent Inc.	1,800	101
* Synaptics Inc.	2,600	100
* Tyler Technologies Inc.	2,800	98
* Entegris Inc.	10,100	97
* Take-Two Interactive Software Inc.	6,200	97
* Cabot Microelectronics Corp.	1,900	96
* Cirrus Logic Inc.	4,600	94
Molex Inc.	3,541	94
* VistaPrint NV	2,500	89
* CommVault Systems Inc.	1,900	89
* AOL Inc.	5,491	89
* Monster Worldwide Inc.	12,300	89
* FEI Co.	2,000	88
* Silicon Laboratories Inc.	2,000	88
* RF Micro Devices Inc.	17,400	87
InterDigital Inc.	2,300	86
* Compuware Corp.	10,822	85
Molex Inc. Class A	3,861	84
* Universal Display Corp.	2,000	84
* LogMeIn Inc.	2,100	84
* Cavium Inc.	2,600	84
* TiVo Inc.	7,900	82
Fair Isaac Corp.	2,200	80
* Manhattan Associates Inc.	1,800	79
* Blue Coat Systems Inc.	3,000	77
Lender Processing Services Inc.	4,533	75
* CoreLogic Inc.	5,145	73
* SolarWinds Inc.	2,300	73
* Taleo Corp. Class A	2,000	72
* MicroStrategy Inc. Class A	600	69
* Unisys Corp.	3,200	67
* NetSuite Inc.	1,600	67
* WebMD Health Corp.	2,344	66
		139,279
Materials (1.9%)
EI du Pont de Nemours & Co.	43,832	2,231

Freeport-McMoRan Copper & Gold Inc.	46,153	2,133
Monsanto Co.	25,937	2,128
Dow Chemical Co.	57,675	1,933
Praxair Inc.	13,908	1,477
Newmont Mining Corp.	23,177	1,425
Air Products & Chemicals Inc.	9,839	866
CF Industries Holdings Inc.	4,392	779
Ecolab Inc.	12,505	756
Mosaic Co.	13,494	755
Nucor Corp.	15,392	685
International Paper Co.	21,090	657
PPG Industries Inc.	6,810	610
Cliffs Natural Resources Inc.	7,573	547
Alcoa Inc.	50,504	513
Sherwin-Williams Co.	4,403	429
Celanese Corp. Class A	8,541	416
Sigma-Aldrich Corp.	6,032	410
Eastman Chemical Co.	7,028	354
Sensient Technologies Corp.	8,500	337
FMC Corp.	3,600	334
Vulcan Materials Co.	7,460	327
* Solutia Inc.	11,800	324
Albemarle Corp.	4,800	309
Minerals Technologies Inc.	4,500	286
Reliance Steel & Aluminum Co.	5,200	277
Compass Minerals International Inc.	3,600	263
* Crown Holdings Inc.	7,200	260
Steel Dynamics Inc.	16,200	258
Ashland Inc.	4,029	254
Valspar Corp.	5,700	246
MeadWestvaco Corp.	8,313	245
Domtar Corp.	2,800	242
Ball Corp.	6,160	242
Allegheny Technologies Inc.	5,243	238
Packaging Corp. of America	8,100	228
RPM International Inc.	9,100	228
Aptargroup Inc.	4,300	225
International Flavors & Fragrances Inc.	3,972	222
United States Steel Corp.	7,231	218
HB Fuller Co.	7,600	217
* Rockwood Holdings Inc.	4,300	217
Airgas Inc.	2,737	216
Walter Energy Inc.	3,100	214
Rock-Tenn Co. Class A	3,400	210
Silgan Holdings Inc.	4,900	204
* WR Grace & Co.	3,700	198
Martin Marietta Materials Inc.	2,400	198
* Owens-Illinois Inc.	8,150	196
Cabot Corp.	5,200	188
Sonoco Products Co.	5,900	185
Royal Gold Inc.	2,400	183
NewMarket Corp.	800	173
PolyOne Corp.	11,900	172
Cytec Industries Inc.	3,200	160
Bemis Co. Inc.	5,060	158
* Allied Nevada Gold Corp.	4,400	158
Carpenter Technology Corp.	3,000	157

	Sealed Air Corp.	7,889	157
	Worthington Industries Inc.	8,500	156
	Schnitzer Steel Industries Inc.	3,500	153
	Temple-Inland Inc.	4,600	147
	Scotts Miracle-Gro Co. Class A	3,000	142
	Huntsman Corp.	11,100	141
*	Coeur d'Alene Mines Corp.	5,100	141
	Olin Corp.	6,200	138
*	Intrepid Potash Inc.	5,300	127
	Greif Inc. Class A	2,500	121
	Titanium Metals Corp.	7,600	117
	Commercial Metals Co.	8,100	116
	Buckeye Technologies Inc.	3,300	111
*	Louisiana-Pacific Corp.	12,500	106
^,* Molycorp Inc.		3,300	102
	Hecla Mining Co.	18,800	99
*	Stillwater Mining Co.	7,400	95
	Balchem Corp.	2,500	95
	Eagle Materials Inc.	3,200	94
	Globe Specialty Metals Inc.	6,700	92
	Schweitzer-Mauduit International Inc.	1,200	83
			30,604
Telecommunication Services (1.1%)
	AT&T Inc.	284,958	8,381
	Verizon Communications Inc.	135,964	5,120
	CenturyLink Inc.	28,375	1,051
*	Crown Castle International Corp.	12,678	615
	Windstream Corp.	25,196	304
*	Sprint Nextel Corp.	143,418	304
*	tw telecom inc Class A	14,600	294
*	SBA Communications Corp. Class A	5,700	261
	Frontier Communications Corp.	48,902	209
*	NII Holdings Inc.	9,987	201
	Telephone & Data Systems Inc.	6,973	183
*	MetroPCS Communications Inc.	15,605	138
*	AboveNet Inc.	2,000	133
			17,194
Utilities (1.7%)
	Southern Co.	36,687	1,671
	Duke Energy Corp.	61,823	1,317
	Exelon Corp.	30,831	1,226
	Dominion Resources Inc.	23,325	1,167
	NextEra Energy Inc.	18,835	1,127
*	AES Corp.	65,819	840
	American Electric Power Co. Inc.	21,091	834
	FirstEnergy Corp.	17,890	755
	PG&E Corp.	17,365	706
	Xcel Energy Inc.	25,832	687
	Progress Energy Inc.	12,476	678
	Consolidated Edison Inc.	11,327	668
	Public Service Enterprise Group Inc.	21,637	656
	PPL Corp.	23,232	646
	Edison International	15,000	616
	Sempra Energy	10,052	572
	Entergy Corp.	8,131	564
	TECO Energy Inc.	31,187	563

MGE Energy Inc.	12,100	543
CenterPoint Energy Inc.	25,071	463
NSTAR	10,130	455
NiSource Inc.	18,366	417
Wisconsin Energy Corp.	11,559	393
DTE Energy Co.	7,325	390
ONEOK Inc.	4,200	349
Integrys Energy Group Inc.	6,300	327
Ameren Corp.	10,019	317
IDACORP Inc.	7,500	316
Constellation Energy Group Inc.	8,583	313
Northeast Utilities	8,837	307
Portland General Electric Co.	12,300	307
CMS Energy Corp.	13,700	299
OGE Energy Corp.	5,600	296
Allete Inc.	6,800	282
SCANA Corp.	6,256	280
Great Plains Energy Inc.	13,600	280
NorthWestern Corp.	7,900	278
Cleco Corp.	6,800	270
Unisource Energy Corp.	7,100	265
Black Hills Corp.	7,500	253
NV Energy Inc.	15,400	249
Westar Energy Inc.	8,500	242
Pinnacle West Capital Corp.	5,092	241
* Calpine Corp.	16,384	239
Alliant Energy Corp.	5,477	232
Vectren Corp.	8,100	232
* NRG Energy Inc.	13,235	223
American Water Works Co. Inc.	6,600	223
Pepco Holdings Inc.	11,123	219
Northwest Natural Gas Co.	4,500	214
ITC Holdings Corp.	2,900	214
AGL Resources Inc.	5,000	208
UIL Holdings Corp.	5,900	204
Hawaiian Electric Industries Inc.	7,700	200
MDU Resources Group Inc.	9,276	198
Avista Corp.	7,800	198
Aqua America Inc.	8,500	188
National Fuel Gas Co.	3,600	181
South Jersey Industries Inc.	3,200	176
Questar Corp.	9,080	175
Southwest Gas Corp.	3,900	163
Laclede Group Inc.	3,900	162
WGL Holdings Inc.	3,700	158
* GenOn Energy Inc.	71,900	153
El Paso Electric Co.	4,200	146
New Jersey Resources Corp.	2,900	138
UGI Corp.	4,900	132
Piedmont Natural Gas Co. Inc.	4,000	132
Atmos Energy Corp.	3,600	117
PNM Resources Inc.	5,700	102
Empire District Electric Co.	4,800	100
		28,452
Total United States		732,173
Total Common Stocks (Cost $1,439,803)		1,618,779

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
[2,3] Vanguard Market Liquidity Fund (Cost $19,081)	0.096%	19,080,965	19,081

Total Investments (100.4%) (Cost $1,458,884)			1,637,860
Other Assets and Liabilities-Net (-0.4%)[3]			(7,183)
Net Assets (100%)			1,630,677

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $9,060,000.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate value of these securities was $10,468,000, representing 0.6% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $9,633,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Total World Stock Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	732,173	—	—
Common Stocks—International	142,242	744,349	15
Temporary Cash Investments	19,081	—	—
Total	893,496	744,349	15

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2012. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks—
International
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2011	—
Transfers into Level 3	20
Change in Unrealized Appreciation (Depreciation)	(5)
Balance as of January 31, 2012	15

D. At January 31, 2012, the cost of investment securities for tax purposes was $1,459,652,000. Net unrealized appreciation of investment securities for tax purposes was $178,208,000, consisting of unrealized gains of $247,903,000 on securities that had risen in value since their purchase and $69,695,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments
As of January 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)
Australia (5.9%)
	Campbell Brothers Ltd.	39,939	2,205
^	APA Group	385,556	1,963
	Atlas Iron Ltd.	532,933	1,751
	UGL Ltd.	100,716	1,433
*	PanAust Ltd.	372,604	1,385
	Monadelphous Group Ltd.	53,959	1,259
1	Spark Infrastructure Group	816,741	1,157
	Seek Ltd.	203,414	1,136
	Investa Office Fund	1,646,349	1,110
	Mineral Resources Ltd.	83,652	1,078
	Boart Longyear Ltd.	281,535	1,051
*	Regis Resources Ltd.	240,043	1,013
	GrainCorp Ltd.	121,187	1,009
	Primary Health Care Ltd.	307,562	971
	Beach Energy Ltd.	597,371	937
	Bradken Ltd.	107,888	899
^	David Jones Ltd.	316,012	869
^,* Mesoblast Ltd.		123,426	846
*	Perseus Mining Ltd.	267,883	814
	Myer Holdings Ltd.	355,221	806
*	Sundance Resources Ltd.	1,736,518	793
^	JB Hi-Fi Ltd.	59,265	793
*	Centro Retail Australia	403,506	788
	Mount Gibson Iron Ltd.	520,576	781
*	Aurora Oil & Gas Ltd.	245,143	764
	Kingsgate Consolidated Ltd.	93,740	762
*	Karoon Gas Australia Ltd.	138,175	759
^	carsales.com Ltd.	144,848	738
	SAI Global Ltd.	131,612	691
	Seven Group Holdings Ltd.	81,270	677
	Charter Hall Retail REIT	195,537	676
	Ausdrill Ltd.	176,202	665
*	Evolution Mining Ltd.	337,344	650
	Invocare Ltd.	80,934	640
*	Energy World Corp. Ltd.	847,511	634
*	Resolute Mining Ltd.	289,080	627
*	Sandfire Resources NL	78,906	614
*	Extract Resources Ltd.	67,177	610
	Iress Market Technology Ltd.	78,820	581
	BWP Trust	292,923	542
	Navitas Ltd.	177,351	542
	Independence Group NL	128,241	537
*	Coalspur Mines Ltd.	276,406	526
*	CGA Mining Ltd.	208,344	526
*	St. Barbara Ltd.	208,957	518
	AWE Ltd.	325,202	517
	Medusa Mining Ltd.	87,551	503
	Western Areas NL	85,369	500
	Fleetwood Corp. Ltd.	37,249	482

*	Austar United Communications Ltd.	376,880	475
	Transfield Services Ltd.	223,642	475
*	Silver Lake Resources Ltd.	121,848	474
	Cardno Ltd.	73,975	470
	Cabcharge Australia Ltd.	96,954	466
	NRW Holdings Ltd.	141,911	456
	Emeco Holdings Ltd.	414,895	451
	Mermaid Marine Australia Ltd.	145,699	449
	Sigma Pharmaceuticals Ltd.	675,451	431
	REA Group Ltd.	30,981	430
*	Discovery Metals Ltd.	252,646	414
	Super Retail Group Ltd.	65,184	407
	ARB Corp. Ltd.	46,531	406
	GUD Holdings Ltd.	50,745	405
	Premier Investments Ltd.	78,088	404
	Spotless Group Ltd.	151,024	385
*	Aston Resources Ltd.	37,354	380
*	Transpacific Industries Group Ltd.	423,894	377
*	Intrepid Mines Ltd.	273,544	369
	Abacus Property Group	189,453	368
*	Flinders Mines Ltd.	1,165,279	365
*	Macmahon Holdings Ltd.	513,483	359
	Charter Hall Group	155,943	354
*	Integra Mining Ltd.	547,050	346
*	Virgin Australia Holdings Ltd.	1,003,712	340
*	Saracen Mineral Holdings Ltd.	366,434	334
*	Mirabela Nickel Ltd.	338,265	330
^	Wotif.com Holdings Ltd.	79,120	329
*	Mineral Deposits Ltd.	54,246	327
*	Beadell Resources Ltd.	414,437	327
	Acrux Ltd.	88,845	322
*	Linc Energy Ltd.	219,064	321
	Imdex Ltd.	139,048	317
	TPG Telecom Ltd.	191,254	305
^,* Bathurst Resources Ltd.		434,735	304
*	Gryphon Minerals Ltd.	219,135	303
	Miclyn Express Offshore Ltd.	143,841	296
*	Coal of Africa Ltd.	273,511	289
*	Cudeco Ltd.	73,935	281
	McMillan Shakespeare Ltd.	27,082	267
*	Australian Agricultural Co. Ltd.	179,136	264
	Ardent Leisure Group	235,431	264
	Reject Shop Ltd.	21,920	256
	Industrea Ltd.	210,868	254
	Automotive Holdings Group	120,977	250
	Challenger Diversified Property Group	469,353	244
	Austin Engineering Ltd.	49,804	235
*	Endeavour Mining Corp.	87,912	226
*	Horizon Oil Ltd.	861,761	219
	Austal Ltd.	101,176	218
	STW Communications Group Ltd.	229,734	217
	Troy Resources Ltd.	44,176	217
	FlexiGroup Ltd.	101,507	216
*	Tap Oil Ltd.	251,680	208
*	Ivanhoe Australia Ltd.	103,125	206
	iiNET Ltd.	64,271	205
	Ausenco Ltd.	64,831	202

*	Ramelius Resources Ltd.	180,600	199
*	Cockatoo Coal Ltd.	458,230	187
*	Tiger Resources Ltd.	419,327	180
	Pacific Brands Ltd.	274,171	180
	Watpac Ltd.	150,993	179
*	Equatorial Resources Ltd.	71,238	177
*	Biota Holdings Ltd.	201,890	176
*	Indophil Resources NL	461,380	173
	Skilled Group Ltd.	91,889	171
*	Silex Systems Ltd.	73,486	168
*	Dart Energy Ltd.	359,795	166
*	Straits Resources Ltd.	225,764	162
	Programmed Maintenance Services Ltd.	73,476	160
*	Nexus Energy Ltd.	709,106	158
	Peet Ltd.	175,504	153
*	Coffey International Ltd.	279,023	151
	Aspen Group	312,809	151
	Clough Ltd.	203,161	149
*	Pharmaxis Ltd.	139,776	146
	Infigen Energy	477,554	142
	WHK Group Ltd.	152,276	136
^,* Gindalbie Metals Ltd.		196,653	130
	Astro Japan Property Group	58,290	127
	Australian Pharmaceutical Industries Ltd.	337,203	107
*	Ampella Mining Ltd.	71,806	107
*	Sunland Group Ltd.	131,850	103
*	Northern Iron Ltd.	124,254	100
*	Brockman Resources Ltd.	40,562	92
	Alesco Corp. Ltd.	68,246	92
	Customers Ltd.	101,865	92
	Mincor Resources NL	114,012	90
	FKP Property Group	125,917	85
	Oakton Ltd.	64,944	82
*	Carnarvon Petroleum Ltd.	625,226	80
*	Murchison Metals Ltd.	165,572	76
*	Galaxy Resources Ltd.	63,899	60
*	Hastie Group Ltd.	97,888	59
*	Geodynamics Ltd.	336,315	57
*	Platinum Australia Ltd.	430,382	44
*	Kagara Ltd.	101,946	37
	Hills Holdings Ltd.	33,786	37
*	Arafura Resources Ltd.	65,169	35
*	Rex Minerals Ltd.	19,096	32
*	Carbon Energy Ltd.	277,273	27
*	Deep Yellow Ltd.	217,865	27
	OM Holdings Ltd.	57,345	23
*	Roc Oil Co. Ltd.	19,085	7
			66,209
Austria (0.5%)
	Atrium European Real Estate Ltd.	179,165	823
	Oesterreichische Post AG	19,050	622
	Schoeller-Bleckmann Oilfield Equipment AG	7,365	619
	Conwert Immobilien Invest SE	54,992	595
*	CA Immobilien Anlagen AG	57,593	562
	Mayr Melnhof Karton AG	5,633	530
	Wienerberger AG	44,404	512
	Semperit AG Holding	10,626	454

*	S IMMO AG	48,753	279
	Flughafen Wien AG	7,334	270
	Kapsch TrafficCom AG	3,047	243
	Zumtobel AG	8,459	154
	BWT AG	7,598	148
^,* Intercell AG		37,533	116
	RHI AG	4,126	95
			6,022
Belgium (0.9%)
	Ackermans & van Haaren NV	16,149	1,298
	Cofinimmo	8,350	978
	Sofina SA	11,277	859
	D'ieteren SA/NV	16,274	811
	Befimmo SCA Sicafi	10,823	732
	Gimv NV	10,797	527
	Nyrstar	52,948	496
	Cie d'Entreprises CFE	7,987	428
	Tessenderlo Chemie NV	12,256	419
	Barco NV	7,256	393
*	ThromboGenics NV	16,140	375
	Sipef SA	4,501	366
	EVS Broadcast Equipment SA	6,884	339
	Melexis NV	22,610	337
	Cie Maritime Belge SA	14,139	321
	Warehouses De Pauw SCA	6,446	316
*	AGFA-Gevaert NV (Common)	109,821	199
	Van de Velde NV	4,034	196
	Recticel SA	22,964	157
	Ion Beam Applications	13,429	106
*	Euronav NV	14,351	91
*	KBC Ancora	10,860	85
*	RHJ International	17,202	78
	Intervest Offices & Warehouses	2,702	69
	Wereldhave Belgium NV	673	60
*	AGFA-Gevaert NV	15,368	—
			10,036
Brazil (2.3%)
	Cia Hering	97,743	2,350
	Diagnosticos da America SA	193,789	1,863
	Localiza Rent a Car SA	94,115	1,545
	Totvs SA	74,275	1,277
	BR Properties SA	111,000	1,210
	Odontoprev SA	54,050	903
	Cia de Saneamento de Minas Gerais-COPASA	37,298	826
	Marcopolo SA Prior Pfd.	167,808	761
	Raia Drogasil SA	89,200	740
	Iochpe-Maxion SA	43,500	734
	Mills Estruturas e Servicos de Engenharia SA	57,700	716
	Obrascon Huarte Lain Brasil SA	17,500	631
	Alpargatas SA Prior Pfd.	76,800	618
	Rossi Residencial SA	109,862	594
	Even Construtora e Incorporadora SA	137,100	565
	Gafisa SA	202,200	552
	Randon Participacoes SA Prior Pfd.	103,476	551
	Multiplus SA	30,900	543
	Brookfield Incorporacoes SA	154,520	543

Iguatemi Empresa de Shopping Centers SA	25,100	535
LPS Brasil Consultoria de Imoveis SA	28,303	521
Aliansce Shopping Centers SA	61,800	516
Brasil Insurance Participacoes e Administracao SA	44,300	502
Brasil Brokers Participacoes SA	123,300	481
Tecnisa SA	90,200	480
Santos Brasil Participacoes SA	30,960	478
Fleury SA	36,300	475
Confab Industrial SA Prior Pfd.	141,211	462
Gol Linhas Aereas Inteligentes SA Prior Pfd.	67,000	461
Marisa Lojas SA	37,900	434
Cia Energetica do Ceara Prior Pfd.	19,800	385
Contax Participacoes SA Prior Pfd.	28,853	377
Sao Martinho SA	30,200	348
SLC Agricola SA	34,600	317
Guararapes Confeccoes SA	5,548	244
* Magnesita Refratarios SA	66,800	242
Grendene SA	48,300	235
Paranapanema SA	104,200	204
* Lupatech SA	27,100	65
		25,284
Canada (17.3%)
Baytex Energy Corp.	66,700	3,834
Franco-Nevada Corp.	80,491	3,636
Metro Inc. Class A	63,694	3,477
* New Gold Inc.	275,012	3,220
* Athabasca Oil Sands Corp.	248,059	2,892
Inmet Mining Corp.	43,087	2,879
^ Pembina Pipeline Corp.	102,993	2,755
Vermilion Energy Inc.	57,019	2,616
Emera Inc.	77,445	2,505
Onex Corp.	71,961	2,490
Enerplus Corp.	100,000	2,384
* SXC Health Solutions Corp.	37,520	2,375
^ H&R Real Estate Investment Trust	100,245	2,329
Viterra Inc.	210,977	2,270
* Tourmaline Oil Corp.	88,600	2,145
Centerra Gold Inc.	107,298	2,124
Dollarama Inc.	46,531	2,007
* Alacer Gold Corp.	212,059	2,007
^ Pengrowth Energy Corp.	195,600	1,961
Atco Ltd.	32,475	1,933
TMX Group Inc.	44,693	1,911
CAE Inc.	164,771	1,817
Keyera Corp.	38,600	1,808
* Open Text Corp.	35,027	1,775
* Quadra FNX Mining Ltd.	118,280	1,774
Calloway Real Estate Investment Trust	65,808	1,762
Bonavista Energy Corp.	77,600	1,752
Progressive Waste Solutions Ltd.	76,232	1,731
* Precision Drilling Corp.	168,537	1,730
* Detour Gold Corp.	60,598	1,693
Methanex Corp.	59,677	1,625
Gildan Activewear Inc.	74,525	1,622
* AuRico Gold Inc.	170,533	1,614
Ritchie Bros Auctioneers Inc.	67,476	1,590
AltaGas Ltd.	51,902	1,567

	Provident Energy Ltd.	139,800	1,564
	Progress Energy Resources Corp.	146,601	1,553
^	Pan American Silver Corp.	67,576	1,551
	Boardwalk Real Estate Investment Trust	29,598	1,549
^	Canadian Real Estate Investment Trust	41,303	1,534
	Industrial Alliance Insurance & Financial Services Inc.	56,750	1,499
	Trican Well Service Ltd.	90,102	1,499
	Ensign Energy Services Inc.	95,672	1,488
	Veresen Inc.	98,200	1,477
	Alamos Gold Inc.	70,787	1,450
*	European Goldfields Ltd.	113,041	1,445
*	Lundin Mining Corp.	278,827	1,410
	Groupe Aeroplan Inc.	111,186	1,382
	HudBay Minerals Inc.	115,083	1,344
	Peyto Exploration & Development Corp.	67,300	1,324
	Petrominerales Ltd.	63,200	1,319
^	Dundee Real Estate Investment Trust	39,298	1,312
*	Tahoe Resources Inc.	61,500	1,273
	Canadian Western Bank	46,895	1,238
	Sherritt International Corp.	194,565	1,228
	Canadian Apartment Properties REIT	53,674	1,223
^,* Westport Innovations Inc.		29,428	1,222
	Empire Co. Ltd. Class A	21,641	1,219
	Trilogy Energy Corp.	38,679	1,205
	Astral Media Inc. Class A	33,842	1,190
	Enerflex Ltd.	95,784	1,179
*	First Majestic Silver Corp.	56,000	1,157
*	Celtic Exploration Ltd.	62,210	1,147
*	Novagold Resources Inc.	109,937	1,138
	SEMAFO Inc.	167,289	1,118
	ShawCor Ltd. Class A	37,097	1,103
	Primaris Retail Real Estate Investment Trust	50,983	1,097
*	Celestica Inc.	127,331	1,084
	Home Capital Group Inc. Class B	21,079	1,083
	Corus Entertainment Inc. Class B	50,314	1,045
	Russel Metals Inc.	41,871	1,037
	Toromont Industries Ltd.	46,659	1,036
	Cogeco Cable Inc.	21,209	1,022
*	Legacy Oil & Gas Inc.	82,200	1,019
^,* Birchcliff Energy Ltd.		75,384	1,008
	AGF Management Ltd. Class B	64,155	1,006
	Quebecor Inc. Class B	28,399	1,006
	Mullen Group Ltd.	52,239	1,006
	TransForce Inc.	61,376	992
	Jean Coutu Group PJC Inc. Class A	71,733	957
*	Petrobank Energy & Resources Ltd.	68,000	947
*	Stantec Inc.	32,978	918
*	Silver Standard Resources Inc.	52,244	900
	MacDonald Dettwiler & Associates Ltd.	20,353	897
	Silvercorp Metals Inc.	108,393	893
	West Fraser Timber Co. Ltd.	18,435	888
	RONA Inc.	94,079	887
*	Crew Energy Inc.	64,863	886
*	Paramount Resources Ltd. Class A	25,493	877
*	BlackPearl Resources Inc.	182,980	876
^	Cominar Real Estate Investment Trust	40,192	869
*	Canfor Corp.	71,688	839

	Atlantic Power Corp.	56,289	836
*	Bankers Petroleum Ltd.	154,929	828
	Major Drilling Group International	48,644	815
	Nevsun Resources Ltd.	123,731	813
	Chartwell Seniors Housing Real Estate Investment Trust	90,379	803
	Artis Real Estate Investment Trust	53,186	800
	Just Energy Group Inc.	66,100	792
	Allied Properties Real Estate Investment Trust	30,788	790
	Maple Leaf Foods Inc.	71,445	790
*	Capstone Mining Corp.	227,377	785
	Genworth MI Canada Inc.	34,569	784
*	Kirkland Lake Gold Inc.	43,572	775
*	Imax Corp.	37,400	775
^,* Uranium One Inc.		303,425	775
	First Capital Realty Inc.	43,243	772
*	Dundee Precious Metals Inc.	79,376	745
*	Gabriel Resources Ltd.	120,610	734
	Laurentian Bank of Canada	15,678	722
*	Imperial Metals Corp.	46,302	720
^,* Minefinders Corp.		50,298	712
	Linamar Corp.	41,035	705
*	Thompson Creek Metals Co. Inc.	82,715	700
^	PetroBakken Energy Ltd. Class A	47,700	698
*	B2Gold Corp.	180,800	689
	Manitoba Telecom Services Inc.	21,516	681
*	Rubicon Minerals Corp.	156,812	671
	CCL Industries Inc. Class B	20,826	659
	Bonterra Energy Corp.	12,170	647
	CML HealthCare Inc.	61,805	641
	Gibson Energy Inc.	31,500	620
	Cineplex Inc.	23,700	595
	NAL Energy Corp.	81,800	593
^,* Pretium Resources Inc.		35,600	582
	Northland Power Inc.	33,800	581
*	FirstService Corp.	19,547	578
*	Aurizon Mines Ltd.	103,392	575
	Transcontinental Inc. Class A	44,689	573
	Pason Systems Inc.	43,063	558
	Calfrac Well Services Ltd.	21,258	550
	Trinidad Drilling Ltd.	82,026	549
	Capital Power Corp.	22,100	541
	First National Financial Corp.	30,800	541
	Dorel Industries Inc. Class B	21,542	532
*	Harry Winston Diamond Corp.	44,633	522
*	Taseko Mines Ltd.	143,270	522
*	Martinrea International Inc.	58,376	516
	Morguard Real Estate Investment Trust	30,404	508
*	Banro Corp.	101,200	493
*	Neo Material Technologies Inc.	58,800	490
^,* Seabridge Gold Inc.		24,205	489
	Dundee Corp. Class A	20,204	487
*	Endeavour Silver Corp.	41,700	472
*	Guyana Goldfields Inc.	57,051	468
^	Extendicare Real Estate Investment Trust	55,775	466
*	Great Canadian Gaming Corp.	54,030	463
	Reitmans Canada Ltd. Class A	31,589	463
	Aecon Group Inc.	41,243	463

	Nordion Inc.	47,580	462
*	Denison Mines Corp.	267,067	458
	Canaccord Financial Inc.	57,826	452
*	Cott Corp.	61,544	431
*	Great Basin Gold Ltd.	339,859	427
*	Advantage Oil & Gas Ltd.	116,212	414
*	Katanga Mining Ltd.	322,700	409
*	ATS Automation Tooling Systems Inc.	56,547	394
*	OceanaGold Corp.	150,309	384
*	Northern Dynasty Minerals Ltd.	50,667	377
*	Jaguar Mining Inc.	50,276	362
	Wi-Lan Inc.	62,400	356
	Superior Plus Corp.	56,400	356
*	Avion Gold Corp.	229,400	350
*	Lake Shore Gold Corp.	233,700	345
	Torstar Corp. Class B	39,903	345
*	SouthGobi Resources Ltd.	47,800	344
*	Savanna Energy Services Corp.	47,936	342
	InnVest Real Estate Investment Trust	66,543	329
*	Eastern Platinum Ltd.	578,500	312
^,* Golden Star Resources Ltd.		142,000	310
*	Flint Energy Services Ltd.	19,684	290
	Innergex Renewable Energy Inc.	27,800	285
*	Paladin Labs Inc.	5,700	257
	Sprott Inc.	36,800	251
*	China Gold International Resources Corp. Ltd.	76,000	244
	GMP Capital Inc.	30,200	240
*	Transat AT Inc. Class A	33,900	235
^	Viterra Inc.	22,132	227
	Davis & Henderson Corp.	12,600	224
*	NuVista Energy Ltd.	51,502	223
*	Fairborne Energy Ltd.	86,000	208
^,* Mercator Minerals Ltd.		119,200	207
*	Chinook Energy Inc.	140,594	206
*	Atrium Innovations Inc.	15,345	181
*	Transat AT Inc. Class B	22,200	160
	North West Co. Inc.	5,900	114
*	Sierra Wireless Inc.	15,550	113
*	Cardiome Pharma Corp.	42,600	99
*	Aura Minerals Inc.	85,800	98
	Cascades Inc.	20,900	94
	Melcor Developments Ltd.	6,600	92
^,* Sino-Forest Corp.		148,706	52
*	Kinross Gold Corp. Warrants	9,734	11
			192,542
Chile (0.7%)
	Cia Sud Americana de Vapores SA	8,133,302	1,638
	Sonda SA	367,891	1,002
	Vina Concha y Toro SA	376,453	804
	Salfacorp SA	288,280	762
	Ripley Corp. SA	643,335	676
	Parque Arauco SA	372,087	661
	Administradora de Fondos de Pensiones Provida SA	108,681	522
	Inversiones Aguas Metropolitanas SA	292,226	456
	Besalco SA	276,616	442
	Norte Grande SA	30,237,463	354
	Empresas La Polar SA	179,571	80

	Masisa SA	128,825	13
			7,410
China (3.4%)
	China Shanshui Cement Group Ltd.	1,273,363	933
	China Gas Holdings Ltd.	1,870,600	870
	Digital China Holdings Ltd.	513,671	847
	China State Construction International Holdings Ltd.	950,560	753
	Dah Chong Hong Holdings Ltd.	546,032	692
*	Hunan Nonferrous Metal Corp. Ltd.	2,281,223	670
	Daphne International Holdings Ltd.	495,996	640
	Yingde Gases	547,500	630
	Intime Department Store Group Co. Ltd.	502,967	610
^,* Beijing Enterprises Water Group Ltd.		2,173,448	597
	AviChina Industry & Technology Co. Ltd.	1,247,841	578
	Vinda International Holdings Ltd.	468,000	570
^	Dongyue Group	682,000	569
^	CP Pokphand Co.	4,542,000	568
	Skyworth Digital Holdings Ltd.	1,312,497	563
	China Resources Gas Group Ltd.	341,306	492
	Shougang Concord International Enterprises Co. Ltd.	7,051,116	490
	Ports Design Ltd.	292,355	479
*	Haier Electronics Group Co. Ltd.	460,221	473
	Sino Biopharmaceutical	1,633,796	457
	Uni-President China Holdings Ltd.	739,836	436
*	United Energy Group Ltd.	2,313,259	430
	Minth Group Ltd.	390,219	420
^	China Power International Development Ltd.	1,579,100	401
^	China Metal Recycling Holdings Ltd.	332,400	393
*	Minmetals Resources Ltd.	832,127	392
	China Everbright International Ltd.	914,810	392
	International Mining Machinery Holdings Ltd.	355,500	389
	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	378
^	Hengdeli Holdings Ltd.	957,969	368
^	Kingdee International Software Group Co. Ltd.	1,235,200	367
	Huaxin Cement Co. Ltd. Class B	200,000	365
	Shenguan Holdings Group Ltd.	640,000	363
*	China Precious Metal Resources Holdings Co. Ltd.	1,870,000	350
^	Ajisen China Holdings Ltd.	298,408	344
^	Phoenix Satellite Television Holdings Ltd.	1,065,783	340
	NVC Lighting Holdings Ltd.	821,000	337
	Shenzhou International Group Holdings Ltd.	234,000	333
	First Tractor Co. Ltd.	312,832	323
	China Medical System Holdings Ltd.	483,200	316
	Cosco International Holdings Ltd.	726,000	308
^,* Sino Oil And Gas Holdings Ltd.		8,770,000	305
	Haitian International Holdings Ltd.	282,221	295
	Chiho-Tiande Group Ltd.	514,000	291
	New World Department Store China Ltd.	483,000	291
	China South City Holdings Ltd.	2,002,000	279
^	China SCE Property Holdings Ltd.	1,368,000	273
^	China Water Affairs Group Ltd.	876,000	268
	Jiangsu Future Land Co. Ltd. Class B	462,450	268
	TCC International Holdings Ltd.	739,000	267
^	Silver base Group Holdings Ltd.	323,000	262
	REXLot Holdings Ltd.	3,829,448	260
*	Anxin-China Holdings Ltd.	1,336,000	254
	Qingling Motors Co. Ltd.	900,000	248

	Tianneng Power International Ltd.	560,000	247
^	China Lilang Ltd.	269,000	246
*	Tianjin Development Hldgs Ltd.	450,000	245
^	Comba Telecom Systems Holdings Ltd.	349,675	244
	Xiamen International Port Co. Ltd.	1,602,000	244
^	VODone Ltd.	1,677,060	242
	Towngas China Co. Ltd.	413,000	238
	Anhui Gujing Distillery Co. Ltd. Class B	35,300	236
	Hangzhou Steam Turbine Co. Class B	198,177	235
^,* Hi Sun Technology China Ltd.		861,724	231
	Shanghai Prime Machinery Co. Ltd.	1,354,000	227
	China Shineway Pharmaceutical Group Ltd.	157,000	227
	Yuexiu Transport Infrastructure Ltd.	494,000	214
*	Lao Feng Xiang Co. Ltd. Class B	105,600	212
	China Wireless Technologies Ltd.	1,187,178	211
	Kingsoft Corp. Ltd.	515,000	210
	Yip's Chemical Holdings Ltd.	272,000	205
	Luthai Textile Co. Ltd. Class B	249,700	204
*	Pou Sheng International Holdings Ltd.	1,626,000	203
	PCD Stores Group Ltd.	1,334,000	203
	West China Cement Ltd.	1,212,000	201
*	BYD Electronic International Co. Ltd.	562,500	190
*	China Daye Non-Ferrous Metals Mining Ltd.	3,644,000	188
*	China Oil and Gas Group Ltd.	2,280,000	188
^	Lonking Holdings Ltd.	456,313	187
	Welling Holding Ltd.	1,203,600	184
*	Chongqing Iron & Steel Co. Ltd.	1,172,000	183
*	TCL Multimedia Technology Holdings Ltd.	480,000	176
	Hainan Meilan International Airport Co. Ltd.	231,000	172
	China Liansu Group Holdings Ltd.	320,000	170
	Wuxi Little Swan Co. Ltd. Class B	143,200	168
	Inspur International Ltd.	5,180,000	164
	China Singyes Solar Technologies Holdings Ltd.	348,000	164
	China Automation Group Ltd.	566,670	161
^	China Lumena New Materials Corp.	778,000	153
*	Goodtop Tin International Holdings Ltd.	1,390,000	149
*	North Mining Shares Co. Ltd.	3,990,000	146
	Yuexiu Real Estate Investment	312,000	146
*	Shanghai Industrial Urban Development Group Ltd.	716,000	145
	Kingway Brewery Holdings Ltd.	470,000	145
	Sinopec Kantons Holdings Ltd.	250,000	144
	Lingbao Gold Co. Ltd.	320,558	141
	Shandong Airlines Co. Ltd.	90,400	141
^	China High Precision Automation Group Ltd.	401,000	139
	Microport Scientific Corp.	270,000	137
	AMVIG Holdings Ltd.	286,000	136
	Fufeng Group Ltd.	265,505	134
	Truly International Holdings	773,000	133
	Minmetals Land Ltd.	1,184,000	131
	Boshiwa International Holding Ltd.	469,000	125
*	China Fangda Group Co. Ltd. Class B	436,800	125
	China Green Holdings Ltd.	417,928	118
*	Sinolink Worldwide Holdings Ltd.	1,446,000	117
	Hefei Meiling Co. Ltd. Class B	286,800	117
*	Kaisa Group Holdings Ltd.	574,000	116
	China Pharmaceutical Group Ltd.	480,000	116
*	BaWang International Group Holding Ltd.	952,000	115

^ Peak Sport Products Co. Ltd.	523,756	115
^ Silver Grant International	509,998	114
* Nan Hai Corp. Ltd.	25,300,000	111
Livzon Pharmaceutical Inc. Class B	51,500	108
China Tontine Wines Group Ltd.	952,000	108
* O-Net Communications Group Ltd.	397,000	106
TCL Communication Technology Holdings Ltd.	229,000	105
Eastern Communications Co. Ltd. Class B	269,950	105
* SVA Electron Co. Ltd. Class B	268,933	103
* Heng Tai Consumables Group Ltd.	2,320,500	103
Xingda International Holdings Ltd.	254,000	101
China National Accord Medicines Corp. Ltd. Class B	52,900	98
Wafangdian Bearing Co. Ltd. Class B	150,200	98
Shanghai Baosight Software Co. Ltd. Class B	90,870	96
Shanghai Diesel Engine Co. Ltd. Class B	127,500	94
Shenji Group Kunming Machine Tool Co. Ltd.	286,000	92
* Huangshan Tourism Development Co. Ltd. Class B	77,300	92
SRE Group Ltd.	1,800,000	87
* Sino Union Energy Investment Group Ltd.	1,390,000	87
* Hisense Kelon Electrical Holdings Co. Ltd. Class A	446,000	87
Sparkle Roll Group Ltd.	752,000	86
* PetroAsian Energy Holdings Ltd.	3,380,000	85
* Shanghai Erfangji Co. Ltd. Class B	254,429	84
* Shanghai Material Trading Co. Ltd. Class B	154,300	81
* Shenzhen SEG Co. Ltd. Class B	407,600	80
* China ITS Holdings Co. Ltd.	531,000	79
* Sino Prosper State Gold Resources Holdings Ltd.	6,680,000	75
* Chongqing Jianshe Motorcycle Co. Ltd. Class B	284,800	74
Fiyta Holdings Ltd. Class B	73,309	73
* Shanghai Highly Group Co. Ltd. Class B	147,000	72
* Mingyuan Medicare Development Co. Ltd.	2,050,000	70
Ju Teng International Holdings Ltd.	534,000	70
Shandong Xinhua Pharmaceutical Co. Ltd.	256,000	69
China Chengtong Development Group Ltd.	1,674,000	67
SYP Glass Group Co. Ltd.	139,400	66
* Changchai Co. Ltd. Class B	179,100	66
Tomson Group Ltd.	242,000	64
* SGSB Group Co. Ltd. Class B	153,400	64
Lai Fung Holdings Ltd.	2,385,000	59
* Hubei Sanonda Co. Ltd. Class B	178,600	58
Besunyen Holdings Co. Ltd.	609,000	57
XTEP International Holdings	174,379	57
* Interchina Holdings Co.	850,000	54
* Shanghai Dajiang Group Class B	158,400	50
* China Power New Energy Development Co. Ltd.	1,060,000	50
* China Mining Resources Group Ltd.	3,384,000	49
* Golden Meditech Holdings Ltd.	352,000	49
* Tsann Kuen China Enterprise Co. Ltd. Class B	334,700	48
Konka Group Co. Ltd. Class B	206,600	47
* Shenzhen International Enterprise Class B	38,200	43
* Chengde Dalu Co. Ltd. Class B	271,700	41
Sinotrans Shipping Ltd.	156,986	40
^ 361 Degrees International Ltd.	99,000	39
* China Hongxing Sports Ltd.	831,000	38
China Vanadium Titano - Magnetite Mining Co. Ltd.	180,000	37
* Coastal Greenland Ltd.	854,000	32
* Maoye International Holdings Ltd.	126,459	31

* China Rare Earth Holdings Ltd.	124,000	27
^ Real Gold Mining Ltd.	239,476	26
* Jinshan Development & Construction Co. Ltd. Class B	67,500	25
Real Nutriceutical Group Ltd.	73,000	25
* Citic 21CN Co. Ltd.	438,000	25
* China Nickel Resources Holding Co. Ltd.	270,000	23
Beijing Capital Land Ltd.	38,000	9
Tianjin Port Development Holdings Ltd.	1,976	—
Dalian Port PDA Co. Ltd.	278	—
HKC Holdings Ltd.	460	—
* China Milk Products Group Ltd.	140,000	—
		38,250
Denmark (0.7%)
GN Store Nord A/S	127,983	1,298
* Topdanmark A/S	8,140	1,276
* Jyske Bank A/S	32,120	947
Sydbank A/S	47,280	806
^ Pandora A/S	41,404	543
SimCorp A/S	2,800	426
ALK-Abello A/S	5,336	316
East Asiatic Co. Ltd. A/S	11,308	259
^ NKT Holding A/S	6,325	239
Solar A/S Class B	4,444	227
Schouw & Co.	10,765	224
* Bang & Olufsen A/S	17,280	209
D/S Norden	8,002	201
* Alm Brand A/S	85,680	145
* Bavarian Nordic A/S	11,876	110
Auriga Industries Class B	7,220	104
* Genmab A/S	9,812	77
* Torm A/S	16,356	12
		7,419
Egypt (0.2%)
South Valley Cement	374,902	211
* Amer Group Holding	1,869,586	195
Alexandria Mineral Oils Co.	14,921	190
* Palm Hills Developments SAE	711,899	164
Delta Sugar Co.	43,225	129
Canal Shipping Agencies Co.	128,632	120
Six of October Development & Investment	66,991	116
Oriental Weavers	23,058	115
* National Development Bank	162,587	101
Ghabbour Auto	22,577	87
Arab Cotton Ginning	184,483	80
* Medinet Nasr Housing	32,673	66
Heliopolis Housing	26,698	55
* Nile Cotton Ginning	31,192	34
* Egyptian Resorts Co.	160,361	28
		1,691
Finland (1.5%)
Elisa Oyj	101,984	2,148
Outotec Oyj	27,892	1,474
YIT Oyj	78,383	1,449
Pohjola Bank plc Class A	118,134	1,261
Orion Oyj Class B	59,425	1,154
Amer Sports Oyj Class A	75,358	957

	Cargotec Oyj Class B	26,078	951
	Sponda Oyj	180,246	773
	Huhtamaki Oyj	62,197	761
	Tieto Oyj	45,710	690
	Kemira Oyj	52,436	646
	Ramirent Oyj	51,692	538
	Tikkurila Oyj	28,366	537
	Konecranes Oyj	20,561	504
	Citycon Oyj	143,226	469
*	M-real Oyj Class B	156,062	352
	Raisio plc	88,982	287
	Cramo Oyj	19,606	278
	Uponor Oyj	26,379	270
	Lassila & Tikanoja Oyj	16,962	254
	Ahlstrom Oyj	14,822	250
	HKScan Oyj	22,851	186
	Oriola-KD Oyj	67,644	175
	Poyry Oyj	19,414	159
	Lemminkainen Oyj	5,719	150
	F-Secure Oyj	22,782	62
	Stockmann OYJ Abp Class B	2,027	38
			16,773
France (2.4%)
	Neopost SA	20,035	1,416
^	Bourbon SA	38,902	1,326
	Havas SA	258,588	1,198
	Nexans SA	19,149	1,192
	Metropole Television SA	66,187	1,109
	Rubis	18,138	979
	Remy Cointreau SA	11,049	975
	CFAO SA	27,603	942
	Etablissements Maurel et Prom	54,763	912
	Mercialys SA	25,835	898
	Societe Immobiliere de Location pour l'Industrie et le Commerce	7,845	797
	Orpea	24,057	767
	IPSOS	21,436	685
	Ingenico	15,378	646
	Teleperformance SA	22,209	556
	SA des Ciments Vicat	8,937	541
	Virbac SA	3,711	520
*	UBISOFT Entertainment	60,346	474
^,* SOITEC		76,971	470
	Mersen	13,860	469
	Nexity SA	16,131	467
	Saft Groupe SA	14,933	452
	Medica SA	28,052	451
	Alten Ltd.	16,028	444
^,* Technicolor SA		132,424	397
	Plastic Omnium SA	15,003	395
	Rallye SA	10,839	351
*	Altran Technologies SA	72,898	345
*	Derichebourg SA	88,236	326
	FFP	7,141	326
	Eurofins Scientific	3,928	317
	Societe d'Edition de Canal &	50,590	285
	Sechilienne-Sidec	17,916	284
	Vilmorin & Cie	2,631	264

*	Club Mediterranee	12,894	258
*	GameLoft SA	37,064	258
	Beneteau SA	22,793	243
	Faiveley Transport	3,184	232
	Sopra Group SA	3,992	230
	Laurent-Perrier	2,165	217
	Esso SA Francaise	2,209	216
*	Parrot SA	7,881	214
	Societe de la Tour Eiffel	3,899	201
	Bonduelle S.C.A.	2,280	199
*	Manitou BF SA	9,233	191
*	Bull	46,952	190
	Boiron SA	6,316	181
*	Jacquet Metal Service	15,403	181
	April	10,759	174
	Stallergenes SA	2,818	157
	NRJ Group	18,671	155
	Trigano SA	8,932	154
^,* Theolia SA		110,109	148
*	Boursorama	18,049	147
	Assystem	7,796	140
*	GFI Informatique	29,918	105
^,* Euro Disney SCA		15,625	98
	GL Events	4,598	96
	Sequana SA	13,516	96
	Guerbet	1,046	88
^	Meetic SA	5,350	87
*	Haulotte Group SA	9,244	84
	Union Financiere de France BQE SA	3,200	84
	Maisons France Confort	2,157	63
*	Etam Developpement SA	3,174	62
	Pierre & Vacances SA	1,555	56
	Groupe Steria SCA	2,108	41
*	Spir Communication	715	22
	Seche Environnement SA	372	14
*	Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	14
			27,072
Germany (3.2%)
	Symrise AG	71,052	2,026
	MTU Aero Engines Holding AG	23,190	1,622
	Aurubis AG	28,315	1,598
	ProSiebenSat.1 Media AG Prior Pfd.	67,126	1,581
^,* SGL Carbon SE		30,607	1,547
	Deutsche Euroshop AG	32,689	1,115
	Stada Arzneimittel AG	36,663	1,090
	Freenet AG	78,844	1,061
^	Douglas Holding AG	24,212	1,025
	Wincor Nixdorf AG	21,910	1,025
	Leoni AG	20,417	921
	Fuchs Petrolub AG	21,713	907
^	Aixtron SE NA	65,646	889
	Rhoen Klinikum AG	42,314	879
*	Dialog Semiconductor plc	37,953	822
	Wirecard AG	45,404	818
^,* Sky Deutschland AG		328,813	776
	Fuchs Petrolub AG Prior Pfd.	15,699	728
*	Aareal Bank AG	29,439	673

	Gerry Weber International AG	19,552	664
*	Gildemeister AG	41,272	618
	Deutsche Wohnen AG	45,963	611
	ElringKlinger AG	20,146	606
	Pfeiffer Vacuum Technology AG	5,697	587
	Vossloh AG	5,566	569
*	Deutz AG	82,969	565
	Rational AG	2,449	549
	Krones AG	9,460	542
	Alstria Office REIT-AG	42,908	512
*	KUKA AG	22,054	469
	Rheinmetall AG	8,136	438
*	Morphosys AG	15,665	404
	CTS Eventim AG	11,738	381
	Delticom AG	3,695	370
	Kloeckner & Co. SE	25,959	362
	BayWa AG	9,146	347
	Bechtle AG	9,618	343
	KWS Saat AG	1,621	336
	Draegerwerk AG & Co. KGaA Prior Pfd.	3,447	307
	H&R AG	13,764	305
^	Solarworld AG	58,733	295
	GFK SE	6,184	275
	KSB AG Prior Pfd.	517	274
	Jungheinrich AG Prior Pfd.	8,350	258
	Bauer AG	8,289	258
^,* Heidelberger Druckmaschinen AG		113,221	253
	Carl Zeiss Meditec AG	11,257	238
*	IVG Immobilien AG	100,279	237
	Grenkeleasing AG	4,596	232
	Deutsche Beteiligungs AG	9,994	216
*	Jenoptik AG	30,794	216
	Comdirect Bank AG	17,837	193
	Demag Cranes AG	2,774	193
	Sixt AG Prior Pfd.	9,676	162
*	QSC AG	56,381	161
	Sixt AG	8,734	161
*	Nordex SE	25,159	152
	Duerr AG	2,879	147
^	Asian Bamboo AG	7,394	144
^,* Air Berlin plc		41,632	126
	DIC Asset AG	16,162	125
	CAT Oil AG	17,146	122
^	Praktiker AG	37,846	116
	GAGFAH SA	22,904	115
	Biotest AG Prior Pfd.	2,209	115
*	Patrizia Immobilien AG	21,202	106
*	Manz AG	3,015	83
	Indus Holding AG	2,596	74
	CropEnergies AG	10,226	67
*	Constantin Medien AG	23,248	43
^,* Q-Cells SE		79,787	35
	DAB Bank AG	5,604	26
*	Solar Millennium AG	10,260	4
			36,210
Greece (0.4%)
	Titan Cement Co. SA	36,823	614

* Piraeus Bank SA	637,173	567
Bank of Cyprus plc	538,135	543
* Marfin Popular Bank PCL	815,687	426
* Viohalco	79,461	331
* Mytilineos Holdings SA	64,159	266
Motor Oil Hellas Corinth Refineries SA	27,379	213
* Marfin Investment Group SA	382,407	209
Hellenic Exchanges SA	42,204	182
Metka SA	18,564	170
Ellaktor SA	85,590	153
JUMBO SA	30,129	143
Frigoglass SA	21,251	110
Athens Water Supply & Sewage Co. SA	20,697	88
Intralot SA-Integrated Lottery Systems & Services	78,724	85
GEK Terna Holding Real Estate Construction SA	56,736	64
* Sidenor Steel Products Manufacturing Co. SA	37,024	57
Eurobank Properties Real Estate Investment Co.	11,421	57
* Fourlis Holdings SA	25,845	51
* TT Hellenic Postbank SA	44,448	45
		4,374
Hong Kong (1.0%)
^ Luk Fook Holdings International Ltd.	257,000	946
Giordano International Ltd.	985,841	785
* G-Resources Group Ltd.	11,228,279	694
Trinity Ltd.	794,000	639
SmarTone Telecommunications Holding Ltd.	307,500	520
^ SA SA International Holdings Ltd.	613,747	396
^ Vitasoy International Holdings Ltd.	512,698	388
SOCAM Development Ltd.	375,169	375
Stella International Holdings Ltd.	161,591	371
Pacific Basin Shipping Ltd.	762,766	363
Value Partners Group Ltd.	577,000	338
Chow Sang Sang Holdings International Ltd.	142,519	337
Singamas Container Holdings Ltd.	1,307,960	295
^ IT Ltd.	412,000	236
Emperor Watch & Jewellery Ltd.	1,770,000	225
* Glorious Property Holdings Ltd.	1,315,000	210
Pacific Textile Holdings Ltd.	324,000	200
* China Resources and Transportation Group Ltd.	5,600,000	191
TAI Cheung Holdings	289,000	190
Varitronix International Ltd.	441,000	187
HKR International Ltd.	510,400	186
* Apollo Solar Energy Technology Holdings Ltd.	4,758,000	178
Polytec Asset Holdings Ltd.	1,585,000	176
United Laboratories International Holdings Ltd.	258,000	163
* Pacific Andes Resources Development Ltd.	905,000	162
Sunlight Real Estate Investment Trust	504,000	156
Henderson Investment Ltd.	1,955,000	149
Citic Telecom International Holdings Ltd.	706,000	148
Regal Hotels International Holdings Ltd.	414,000	142
* Jinchuan Group International Resources Co. Ltd.	520,000	136
* eSun Holdings Ltd.	946,000	130
Neo-Neon Holdings Ltd.	705,500	120
Prosperity REIT	531,000	112
* Tom Group Ltd.	1,164,000	108
* CST Mining Group Ltd.	9,384,000	107
Asia Standard International Group	700,000	106

*	China WindPower Group Ltd.	2,590,000	105
	EVA Precision Industrial Holdings Ltd.	584,000	105
	Chen Hsong Holdings	322,000	102
	Man Wah Holdings Ltd.	190,000	98
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	91
	Far East Consortium International Ltd.	563,000	87
	Regent Pacific Group Ltd.	3,190,000	86
	Hongkong Chinese Ltd.	426,000	73
*	Titan Petrochemicals Group Ltd.	1,860,000	69
*	King Stone Energy Group Ltd.	702,000	64
*	Dejin Resources Group Co. Ltd.	7,882,000	64
*	Lai Sun Development	3,350,000	58
*	Apac Resources Ltd.	1,260,000	55
	Guangnan Holdings	376,000	49
^,* New Times Energy Corp. Ltd.		511,400	42
	Oriental Press Group	262,000	27
			11,340
Hungary (0.0%)
	EGIS Pharmaceuticals plc	1,743	128
^,* FHB Mortgage Bank plc		31,740	72
			200
India (2.2%)
	LIC Housing Finance Ltd.	232,511	1,178
	Yes Bank Ltd.	148,937	992
	Federal Bank Ltd.	107,095	862
	Petronet LNG Ltd.	241,135	802
	Apollo Hospitals Enterprise Ltd.	60,452	734
	Tata Global Beverages Ltd.	320,286	696
	United Phosphorus Ltd.	206,619	616
	Godrej Consumer Products Ltd.	64,306	578
	Jindal Saw Ltd.	166,808	483
	IndusInd Bank Ltd.	81,831	482
	Indian Hotels Co. Ltd.	342,433	455
	Apollo Tyres Ltd.	265,184	387
	Karnataka Bank Ltd.	195,776	342
	Indian Bank	72,586	323
	Indraprastha Gas Ltd.	43,954	318
	South Indian Bank Ltd.	655,816	306
	Gujarat State Fertilisers & Chemicals Ltd.	37,426	284
	Indiabulls Real Estate Ltd.	196,449	282
	Mahindra & Mahindra Financial Services Ltd.	19,761	281
	Gujarat State Petronet Ltd.	163,117	275
	Andhra Bank	130,856	269
	Amtek Auto Ltd.	121,519	266
	Biocon Ltd.	48,449	259
	Videocon Industries Ltd.	73,040	258
	CESC Ltd.	50,595	257
	Indian Overseas Bank	142,349	252
	Marico Ltd.	79,487	244
	CMC Ltd.	13,244	243
	Shree Cement Ltd.	5,250	240
	Opto Circuits India Ltd.	49,512	237
	Chambal Fertilizers & Chemicals Ltd.	133,715	229
	Bajaj Hindusthan Ltd.	325,470	228
	Jammu & Kashmir Bank Ltd.	13,467	226
	Engineers India Ltd.	47,425	221

Coromandel International Ltd.	40,906	219
Patel Engineering Ltd.	106,788	219
Monnet Ispat & Energy Ltd.	22,411	217
UCO Bank	155,897	216
Bombay Dyeing & Manufacturing Co. Ltd.	24,951	211
Torrent Pharmaceuticals Ltd.	18,709	209
Aurobindo Pharma Ltd.	88,873	206
Allahabad Bank	63,212	206
Praj Industries Ltd.	115,383	205
Gujarat Mineral Development Corp. Ltd.	56,059	203
* Jindal Stainless Ltd.	128,147	194
Motherson Sumi Systems Ltd.	58,113	192
* Dish TV India Ltd.	150,340	189
SREI Infrastructure Finance Ltd.	283,540	187
IVRCL Ltd.	176,773	180
* Patni Computer Systems Ltd.	18,495	174
Bajaj Finserv Ltd.	19,145	174
* Arvind Ltd.	86,337	168
* GVK Power & Infrastructure Ltd.	520,176	167
* Religare Enterprises Ltd.	19,656	159
* Wockhardt Ltd.	20,670	158
Alstom Projects India Ltd.	23,227	158
Manappuram Finance Ltd.	136,432	157
Ruchi Soya Industries Ltd.	81,978	157
Gateway Distriparks Ltd.	59,349	156
SRF Ltd.	27,443	150
* Hindustan Oil Exploration Co. Ltd.	63,403	150
* Pipavav Defence & Offshore Engineering Co. Ltd.	102,858	149
NCC Ltd.	128,432	147
Gujarat Gas Co. Ltd.	18,581	146
Emami Ltd.	20,285	145
Chennai Petroleum Corp. Ltd.	41,815	144
Raymond Ltd.	20,579	142
Nava Bharat Ventures Ltd.	37,325	138
Syndicate Bank	70,711	138
McLeod Russel India Ltd.	35,988	137
BEML Ltd.	12,338	132
Shree Renuka Sugars Ltd.	171,004	131
Hotel Leela Venture Ltd.	185,110	129
S Kumars Nationwide Ltd.	191,697	128
TVS Motor Co. Ltd.	121,091	128
Gujarat Narmada Valley Fertilizers Co. Ltd.	75,373	128
Shiv-Vani Oil & Gas Exploration Services Ltd.	30,867	127
Jain Irrigation Systems Ltd.	64,843	125
Gujarat Alkalies & Chemicals Ltd.	44,626	122
* Sun Pharma Advanced Research Co. Ltd.	70,273	118
* Parsvnath Developers Ltd.	98,992	118
* Moser Baer India Ltd.	329,839	118
Welspun Corp. Ltd.	50,609	118
HCL Infosystems Ltd.	123,214	115
* Essar Ports Ltd.	94,909	115
Gujarat NRE Coke Ltd.	249,119	112
Prakash Industries Ltd.	108,819	107
Nagarjuna Fertilizers & Chemicals	212,223	101
Educomp Solutions Ltd.	22,440	98
Ballarpur Industries Ltd.	207,599	97
Hindustan Construction Co.	199,564	95

Usha Martin Ltd.	147,654	94
Kesoram Industries Ltd.	38,297	94
Great Offshore Ltd.	49,433	93
* Indiabulls Infrastructure	579,524	91
* Mercator Ltd.	183,014	90
PTC India Ltd.	79,941	79
Ansal Properties & Infrastructure Ltd.	116,055	78
* Kingfisher Airlines Ltd.	157,187	78
* Deccan Chronicle Holdings Ltd.	85,047	74
Triveni Engineering & Industries Ltd.	177,343	73
Finolex Industries Ltd.	66,957	72
Radico Khaitan Ltd.	30,378	69
* Firstsource Solutions Ltd.	393,254	67
Maharashtra Seamless Ltd.	9,680	66
Thermax Ltd.	6,346	63
GTL Ltd.	66,043	61
Peninsula Land Ltd.	80,224	60
IRB Infrastructure Developers Ltd.	16,647	59
IFCI Ltd.	96,894	56
3i Infotech Ltd.	169,337	54
Triveni Turbine Ltd.	67,622	53
Sintex Industries Ltd.	28,468	46
Century Textiles & Industries Ltd.	6,906	39
* Indiabulls Power Ltd.	137,178	31
* Hexa Tradex Ltd.	33,361	24
Sterling Biotech Ltd.	64,872	19
Pantaloon Retail India Ltd.	5,000	17
* Essar Shipping Ltd.	20,851	13
Electrosteel Castings Ltd.	22,603	9
		24,556
Indonesia (0.9%)
Lippo Karawaci Tbk PT	11,085,176	825
Jasa Marga PT	1,253,580	609
* Pakuwon Jati Tbk PT	5,881,005	516
Bumi Serpong Damai PT	4,269,000	498
AKR Corporindo Tbk PT	1,138,000	461
Alam Sutera Realty Tbk PT	8,542,000	460
Ciputra Development Tbk PT	7,038,500	445
Bhakti Investama Tbk PT	14,527,000	435
* Bakrieland Development Tbk PT	27,787,630	422
Timah Tbk PT	1,860,907	388
Summarecon Agung Tbk PT	2,902,584	387
Media Nusantara Citra Tbk PT	2,532,500	380
Holcim Indonesia Tbk PT	1,525,477	377
* Bakrie Telecom Tbk PT	12,886,073	365
Indika Energy Tbk PT	1,327,939	361
Gajah Tunggal Tbk PT	1,083,500	348
Medco Energi Internasional Tbk PT	1,310,671	338
* Barito Pacific Tbk PT	3,716,041	318
Global Mediacom Tbk PT	2,343,500	289
* Energi Mega Persada Tbk PT	12,859,500	281
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,042,025	281
Bakrie Sumatera Plantations Tbk PT	8,148,000	262
Ramayana Lestari Sentosa Tbk PT	2,687,000	221
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,828,000	208
Bank Tabungan Negara Tbk PT	1,326,500	177
* Delta Dunia Makmur Tbk PT	1,946,500	142

* Intiland Development Tbk PT	4,902,000	136
* Bakrie and Brothers Tbk PT	20,877,488	116
* Indah Kiat Pulp & Paper Corp. Tbk PT	754,352	107
* Bakrie Sumatera Plantations Tbk PT Warrants Exp. 02/18/2013	94,500	1
		10,154
Ireland (1.0%)
* Governor & Co. of the Bank of Ireland	15,625,005	2,347
DCC plc	52,969	1,280
Paddy Power plc	21,500	1,194
* Kenmare Resources plc	1,496,912	1,131
Kingspan Group plc	101,952	956
C&C Group plc	191,110	787
* Smurfit Kappa Group plc	75,268	632
Glanbia plc	92,971	586
Grafton Group plc	156,275	550
United Drug plc	148,369	379
Greencore Group plc	197,682	195
FBD Holdings plc	18,367	168
* Aer Lingus	136,095	155
* Independent News & Media plc	265,209	76
Fyffes plc	147,806	74
Total Produce plc	143,022	70
* Smurfit Kappa Group plc (London Shares)	6,094	51
C&C Group plc (London Shares)	11,196	46
		10,677
Israel (0.4%)
* Mellanox Technologies Ltd.	20,204	732
* EZchip Semiconductor Ltd.	17,202	564
Alony Hetz Properties & Investments Ltd.	50,153	234
* Nitsba Holdings 1995 Ltd.	24,755	210
Phoenix Holdings Ltd.	68,324	182
Frutarom Industries Ltd.	19,606	176
* Allot Communications Ltd.	11,173	175
* Ceragon Networks Ltd.	20,084	168
Ituran Location and Control Ltd.	11,980	158
* Modiin - LP	1,682,295	150
* AudioCodes Ltd.	35,741	150
FMS Enterprises Migun Ltd.	9,827	142
* Retalix Ltd.	7,204	127
* Internet Gold-Golden Lines Ltd.	12,384	119
Amot Investments Ltd.	43,583	110
* Gilat Satellite Networks Ltd.	25,869	105
* Elco Holdings Ltd.	16,380	103
* Given Imaging Ltd.	5,308	98
Granite Hacarmel Investments Ltd.	75,413	96
Alon Holdings Blue Square Israel Ltd.	20,115	80
* Alvarion Ltd.	65,649	78
* Hadera Paper Ltd.	1,541	64
Electra Ltd.	630	53
* Nova Measuring Instruments Ltd.	3,659	32
* Modiin - LP Warrants	280,383	9
* Delek Real Estate Ltd.	1	—
		4,115
Italy (1.8%)
^ Banca Popolare di Sondrio SCARL	184,462	1,536
Banca Popolare dell'Emilia Romagna Scrl	173,575	1,307

Banca Popolare di Milano Scarl	1,967,282	1,031
Impregilo SPA	205,121	705
Societa Cattolica di Assicurazioni SCRL	33,916	657
Tod's SPA	7,173	645
Ansaldo STS SPA	66,058	642
Azimut Holding SPA	65,441	557
^ DiaSorin SPA	16,432	499
Danieli & C Officine Meccaniche SPA	38,484	495
Banca Piccolo Credito Valtellinese Scarl	176,771	491
Recordati SPA	59,254	470
Hera SPA	317,298	445
* Sorin SPA	233,181	424
^ Italcementi SPA	55,958	420
Banca Generali SPA	34,115	384
* Yoox SPA	33,310	378
ERG SPA	32,688	374
* Saras SPA	252,099	345
CIR-Compagnie Industriali Riunite SPA	216,272	345
Iren SPA	352,006	327
Piaggio & C SPA	122,345	325
Societa Iniziative Autostradali e Servizi SPA	42,412	304
Interpump Group SPA	39,229	292
Italcementi SPA RSP	95,771	282
^ Benetton Group SPA	48,190	256
MARR SPA	23,086	240
De'Longhi SPA	23,853	235
Cofide SPA	317,766	228
Autostrada Torino-Milano SPA	24,389	227
Astaldi SPA	34,068	226
* Safilo Group SPA	30,305	217
Italmobiliare SPA	13,316	194
Amplifon SPA	42,529	192
Brembo SPA	17,546	191
Trevi Finanziaria Industriale SPA	23,660	181
* Fondiaria-Sai SPA	174,941	162
* Unipol Gruppo Finanziario SPA	623,570	156
* Milano Assicurazioni SPA	468,298	144
Banco di Desio e della Brianza SPA	37,465	142
* Unipol Gruppo Finanziario SPA Prior Pfd.	877,167	139
Gruppo Editoriale L'Espresso SPA	95,893	133
Industria Macchine Automatiche SPA	6,571	121
Esprinet SPA	24,928	121
Danieli & C Officine Meccaniche SPA (Common)	4,697	117
* Gemina SPA	140,069	117
Zignago Vetro SPA	18,747	115
* Cam Finanziaria SPA	336,801	111
SAES Getters SPA	19,728	109
* RCS MediaGroup SPA	119,535	107
Ascopiave SPA	55,913	104
* Ei Towers	4,619	102
Falck Renewables SPA	97,198	98
* DeA Capital SPA	54,287	98
Italmobiliare SPA	3,975	97
* Telecom Italia Media SPA	446,009	94
^ Landi Renzo SPA	47,712	91
Geox SPA	27,289	91
^ Maire Tecnimont SPA	89,192	89

IMMSI SPA	102,006	82
* Juventus Football Club SPA	405,260	80
* Banca Popolare dell'Etruria e del Lazio	48,151	80
* Snai SPA	34,090	80
* Prelios SPA	556,636	65
Cementir Holding SPA	27,624	62
Sabaf SPA	3,612	61
Immobiliare Grande Distribuzione	56,854	57
Sogefi SPA	18,986	53
* Biesse SPA	11,199	52
KME Group SPA	127,058	51
Beni Stabili SPA	96,643	48
Indesit Co. SPA	2,849	16
* Interpump Group SPA Warrants Exp. 10/31/2012	2,440	2
* Tiscali SPA Warrants Exp. 12/15/2014	221,192	—
		19,514
Japan (12.9%)
Duskin Co. Ltd.	44,978	890
Hitachi Zosen Corp.	502,790	734
* Pioneer Corp.	151,413	725
Okumura Corp.	160,213	698
^ Anritsu Corp.	57,829	691
OSG Corp.	45,494	682
Shochiku Co. Ltd.	65,723	676
FP Corp.	10,095	675
Horiba Ltd.	20,814	666
Kiyo Holdings Inc.	423,965	664
Kyowa Exeo Corp.	65,423	656
Sankyu Inc.	165,014	637
Fuyo General Lease Co. Ltd.	17,023	626
Kaken Pharmaceutical Co. Ltd.	46,067	608
Megmilk Snow Brand Co. Ltd.	30,752	608
Fuji Oil Co. Ltd.	42,498	597
Hanwa Co. Ltd.	124,415	596
Maeda Road Construction Co. Ltd.	49,139	595
Nifco Inc.	22,208	595
NET One Systems Co. Ltd.	232	592
Aica Kogyo Co. Ltd.	41,560	582
Sangetsu Co. Ltd.	20,932	581
Miura Co. Ltd.	20,318	579
Nachi-Fujikoshi Corp.	114,742	572
Tsubakimoto Chain Co.	94,250	550
Meitec Corp.	27,167	545
Japan Airport Terminal Co. Ltd.	38,927	540
Fuji Soft Inc.	27,564	536
SCSK Corp.	31,780	534
Inaba Denki Sangyo Co. Ltd.	18,015	532
Toho Holdings Co. Ltd.	32,318	528
IBJ Leasing Co. Ltd.	20,863	524
Zensho Holdings Co. Ltd.	37,761	513
Sumitomo Warehouse Co. Ltd.	104,208	512
Iwatani Corp.	147,696	512
KYORIN Holdings Inc.	29,320	510
Hitachi Kokusai Electric Inc.	58,038	507
IT Holdings Corp.	41,100	507
Central Glass Co. Ltd.	104,015	505
Nihon Kohden Corp.	20,881	497

Penta-Ocean Construction Co. Ltd.	138,000	496
Sanyo Special Steel Co. Ltd.	87,472	492
NOF Corp.	94,202	480
Accordia Golf Co. Ltd.	617	478
Toagosei Co. Ltd.	113,584	477
Nichi-iko Pharmaceutical Co. Ltd.	20,300	476
Nippon Flour Mills Co. Ltd.	103,404	473
Ryosan Co. Ltd.	20,879	462
Hokuto Corp.	20,695	457
MOS Food Services Inc.	22,510	457
Tokyo Ohka Kogyo Co. Ltd.	20,873	457
Hogy Medical Co. Ltd.	10,651	455
Nissin Kogyo Co. Ltd.	29,301	451
Nippon Suisan Kaisha Ltd.	125,862	450
Nippo Corp.	40,000	447
Calbee Inc.	9,100	444
^ Kappa Create Co. Ltd.	18,300	444
Nisshin Oillio Group Ltd.	103,416	443
Okinawa Electric Power Co. Inc.	10,340	439
Resorttrust Inc.	27,628	438
Fancl Corp.	32,104	437
TS Tech Co. Ltd.	25,185	437
Tokyo Seimitsu Co. Ltd.	21,623	435
Yamanashi Chuo Bank Ltd.	95,311	433
Makino Milling Machine Co. Ltd.	61,901	432
Musashi Seimitsu Industry Co. Ltd.	18,615	430
Hokuetsu Kishu Paper Co. Ltd.	62,221	428
Mirait Holdings Corp.	53,100	426
Toyo Tanso Co. Ltd.	10,410	426
Morinaga Milk Industry Co. Ltd.	106,678	425
Tsuruha Holdings Inc.	7,900	425
Tadano Ltd.	61,807	424
Kureha Corp.	87,338	422
Daiseki Co. Ltd.	23,187	421
ADEKA Corp.	41,855	417
Mitsui-Soko Co. Ltd.	105,000	416
Yamagata Bank Ltd.	81,426	415
Toyo Ink SC Holdings Co. Ltd.	104,151	415
Taikisha Ltd.	18,463	414
Shikoku Bank Ltd.	104,003	414
Bank of Iwate Ltd.	9,024	413
Sanki Engineering Co. Ltd.	76,000	413
Yodogawa Steel Works Ltd.	89,113	412
Arcs Co. Ltd.	21,000	410
^ Kadokawa Group Holdings Inc.	12,750	410
Nippon Soda Co. Ltd.	82,587	408
Takasago Thermal Engineering Co. Ltd.	48,716	405
Cocokara fine Inc.	15,389	405
Toei Co. Ltd.	84,648	404
Xebio Co. Ltd.	16,308	403
Nichicon Corp.	40,387	402
Maruha Nichiro Holdings Inc.	208,348	400
Maeda Corp.	96,306	399
Bank of Okinawa Ltd.	9,204	399
Ricoh Leasing Co. Ltd.	16,700	397
Earth Chemical Co. Ltd.	10,415	392
Daio Paper Corp.	58,454	391

Keihin Corp.	21,149	391
Seikagaku Corp.	34,264	389
Meidensha Corp.	108,919	387
Asahi Diamond Industrial Co. Ltd.	30,022	386
Ain Pharmaciez Inc.	8,400	386
Bank of the Ryukyus Ltd.	29,819	386
Topy Industries Ltd.	138,795	383
Mizuno Corp.	70,782	383
Unipres Corp.	12,200	382
^ eAccess Ltd.	1,663	379
Nikkiso Co. Ltd.	42,264	378
Pola Orbis Holdings Inc.	14,000	378
Tokai Tokyo Financial Holdings Inc.	123,432	376
Ship Healthcare Holdings Inc.	17,200	375
Noritz Corp.	20,935	372
^ Colowide Co. Ltd.	47,500	371
Joshin Denki Co. Ltd.	33,000	371
^ Dr Ci:Labo Co. Ltd.	76	370
Aderans Co. Ltd.	30,509	368
Tamron Co. Ltd.	13,600	366
Mandom Corp.	13,879	363
Takara Standard Co. Ltd.	45,098	362
Fukui Bank Ltd.	112,769	360
Nitto Boseki Co. Ltd.	104,738	358
Oiles Corp.	17,590	356
Sanken Electric Co. Ltd.	99,469	354
San-A Co. Ltd.	8,700	353
Nippon Light Metal Co. Ltd.	265,023	352
Aichi Steel Corp.	64,029	351
Toho Zinc Co. Ltd.	84,758	350
Daihen Corp.	87,759	349
Akebono Brake Industry Co. Ltd.	68,757	348
Ariake Japan Co. Ltd.	17,800	347
Futaba Corp.	20,880	345
Saizeriya Co. Ltd.	21,721	345
Itoham Foods Inc.	86,000	344
AOKI Holdings Inc.	21,200	342
EDION Corp.	43,533	342
Sanwa Holdings Corp.	104,637	342
Tachi-S Co. Ltd.	17,600	338
Wacom Co. Ltd.	200	338
Daiwabo Holdings Co. Ltd.	134,761	338
Toho Bank Ltd.	103,664	336
Nichias Corp.	58,855	336
Marudai Food Co. Ltd.	91,000	331
Valor Co. Ltd.	20,500	330
Aomori Bank Ltd.	105,000	330
Nippon Denko Co. Ltd.	67,990	330
Fujitec Co. Ltd.	49,000	329
Nishimatsu Construction Co. Ltd.	147,000	325
NSD Co. Ltd.	37,100	324
Geo Holdings Corp.	297	323
Alpine Electronics Inc.	25,474	322
Kitz Corp.	69,100	318
Akita Bank Ltd.	105,000	318
Japan Wool Textile Co. Ltd.	42,189	317
Doutor Nichires Holdings Co. Ltd.	22,537	316

	TOMONY Holdings Inc.	69,400	315
	Toyo Tire & Rubber Co. Ltd.	126,000	315
	Bank of Nagoya Ltd.	89,121	313
	Jaccs Co. Ltd.	97,000	313
	SHO-BOND Holdings Co. Ltd.	12,300	312
	FCC Co. Ltd.	14,643	311
	Mitsubishi Shokuhin Co. Ltd.	10,900	310
	Eighteenth Bank Ltd.	105,000	309
	HIS Co. Ltd.	10,600	307
	Ryoyo Electro Corp.	26,400	306
	Ryobi Ltd.	80,435	306
	Saibu Gas Co. Ltd.	108,734	306
	Okamura Corp.	41,000	305
	Tomy Co. Ltd.	42,217	305
	Japan Securities Finance Co. Ltd.	59,041	304
*	Sumitomo Light Metal Industries Ltd.	303,000	303
	Nitta Corp.	16,200	303
^,* JVC Kenwood Corp.		73,140	302
	Sintokogio Ltd.	32,200	301
	Transcosmos Inc.	22,700	301
	Asahi Organic Chemicals Industry Co. Ltd.	105,000	301
	Yoshinoya Holdings Co. Ltd.	211	300
	Amano Corp.	33,156	299
	Toyo Engineering Corp.	71,000	298
	Daifuku Co. Ltd.	52,461	297
	Kyudenko Corp.	47,000	296
	Aeon Delight Co. Ltd.	14,400	296
	Sakata Seed Corp.	20,856	296
	Sanyo Chemical Industries Ltd.	44,274	296
	Nippon Carbon Co. Ltd.	102,000	294
^,* Tokyo Dome Corp.		106,000	290
	Kyoei Steel Ltd.	16,000	289
*	Oki Electric Industry Co. Ltd.	300,311	289
	CKD Corp.	37,200	288
	Toa Corp. (Tokyo Shares)	131,000	288
	So-net Entertainment Corp.	75	288
	Fuji Co. Ltd.	11,900	287
	Nihon Parkerizing Co. Ltd.	21,596	286
	TOC Co. Ltd.	56,900	286
	Fujimi Inc.	21,100	284
	TPR Co. Ltd.	20,100	282
	Daibiru Corp.	41,487	278
	Izumiya Co. Ltd.	55,000	278
	Heiwado Co. Ltd.	21,000	277
	Pigeon Corp.	7,300	276
	Morinaga & Co. Ltd.	114,518	275
	Yorozu Corp.	11,400	275
	GMO internet Inc.	68,400	275
	Nagaileben Co. Ltd.	18,700	274
	Pilot Corp.	138	274
	Chofu Seisakusho Co. Ltd.	10,700	273
	Nihon Unisys Ltd.	42,200	273
	Canon Electronics Inc.	10,694	273
	Tokyo Tomin Bank Ltd.	21,100	272
	TOKAI Holdings Corp.	54,500	272
	Mikuni Coca-Cola Bottling Co. Ltd.	30,400	272
	Nippon Densetsu Kogyo Co. Ltd.	26,403	270

Shinmaywa Industries Ltd.	56,000	270
Kurabo Industries Ltd.	133,000	269
Bank of Saga Ltd.	105,000	268
Nippon Chemi-Con Corp.	76,696	267
Oyo Corp.	19,800	266
Nippon Signal Co. Ltd.	42,200	265
WATAMI Co. Ltd.	11,500	264
Ehime Bank Ltd.	89,000	263
Parco Co. Ltd.	31,900	262
^ Bic Camera Inc.	453	262
Yamazen Corp.	33,500	261
Godo Steel Ltd.	98,000	261
^ Nichiden Corp.	9,000	261
DCM Holdings Co. Ltd.	33,000	260
Asahi Holdings Inc.	12,300	260
TKC Corp.	12,200	259
Toyo Corp.	23,700	258
Yachiyo Bank Ltd.	10,600	256
Japan Aviation Electronics Industry Ltd.	32,000	254
Megachips Corp.	16,500	253
Kinugawa Rubber Industrial Co. Ltd.	30,000	252
* Furukawa Co. Ltd.	265,000	251
* Unitika Ltd.	415,000	251
Nitto Kohki Co. Ltd.	10,800	250
Avex Group Holdings Inc.	20,200	249
Heiwa Real Estate Co. Ltd.	107,000	249
Kato Sangyo Co. Ltd.	12,300	249
Itochu Enex Co. Ltd.	42,000	249
Mie Bank Ltd.	104,000	246
^ Tokyo Rope Manufacturing Co. Ltd.	98,000	246
Press Kogyo Co. Ltd.	48,000	244
Toshiba Plant Systems & Services Corp.	21,524	243
* Iseki & Co. Ltd.	106,000	242
Mitsuboshi Belting Co. Ltd.	45,000	241
Sakai Chemical Industry Co. Ltd.	60,000	240
Nippon Beet Sugar Manufacturing Co. Ltd.	106,000	240
Okamoto Industries Inc.	61,000	238
Showa Sangyo Co. Ltd.	74,000	236
Noritake Co. Ltd.	76,000	236
Monex Group Inc.	1,466	235
Daisan Bank Ltd.	101,000	235
* Orient Corp.	236,500	234
Mitsui Sugar Co. Ltd.	68,000	234
Japan Vilene Co. Ltd.	52,000	233
* Kanematsu Corp.	216,000	233
Megane TOP Co. Ltd.	20,100	232
Higashi-Nippon Bank Ltd.	105,000	232
Chudenko Corp.	20,900	230
Nichii Gakkan Co.	19,000	230
Shibusawa Warehouse Co. Ltd.	71,000	228
Oita Bank Ltd.	76,435	227
Star Micronics Co. Ltd.	23,500	227
ZERIA Pharmaceutical Co. Ltd.	13,000	226
Minato Bank Ltd.	115,000	225
Sanyo Shokai Ltd.	90,000	225
Sekisui Jushi Corp.	22,000	224
Hokuetsu Bank Ltd.	106,000	223

	Kohnan Shoji Co. Ltd.	14,200	221
	Seiren Co. Ltd.	37,300	220
	Aiphone Co. Ltd.	10,900	219
	Shimizu Bank Ltd.	5,300	219
	Denki Kogyo Co. Ltd.	45,400	218
	Toyo Construction Co. Ltd.	199,000	217
*	Daikyo Inc.	97,000	217
	AOC Holdings Inc.	31,500	217
	Nippon Thompson Co. Ltd.	36,000	215
*	Ishihara Sangyo Kaisha Ltd.	177,000	214
	Koa Corp.	21,300	214
*	Mitsubishi Paper Mills Ltd.	211,000	214
	Max Co. Ltd.	17,000	214
	Iino Kaiun Kaisha Ltd.	44,300	213
	Gunze Ltd.	69,079	213
	Michinoku Bank Ltd.	105,000	211
*	Sankyo-Tateyama Holdings Inc.	112,000	211
	Kintetsu World Express Inc.	7,000	210
	Sanden Corp.	63,000	209
	Prima Meat Packers Ltd.	115,000	209
	FIDEA Holdings Co. Ltd.	75,300	208
	Okasan Securities Group Inc.	62,000	208
	T-Gaia Corp.	109	207
	Trusco Nakayama Corp.	10,200	207
	Kisoji Co. Ltd.	10,600	206
	Idec Corp.	19,100	205
	Alpen Co. Ltd.	10,600	205
	JFE Shoji Holdings Inc.	45,000	204
	Osaka Steel Co. Ltd.	11,000	204
	Bando Chemical Industries Ltd.	53,000	202
	Chiyoda Co. Ltd.	10,700	201
	Toli Corp.	93,000	201
^,* Tobishima Corp.		122,500	199
	Mitsuba Corp.	23,000	199
	NEC Networks & System Integration Corp.	13,600	199
	Moshi Moshi Hotline Inc.	21,300	196
	Kato Works Co. Ltd.	54,000	195
	Riken Corp.	48,000	195
	Ines Corp.	26,500	195
	Fuji Seal International Inc.	10,600	194
	Nakamuraya Co. Ltd.	37,000	192
*	Daiei Inc.	53,500	192
	Sasebo Heavy Industries Co. Ltd.	106,000	191
	Okabe Co. Ltd.	33,900	191
*	Takuma Co. Ltd.	38,000	191
^	Tsugami Corp.	27,000	190
	Nippon Konpo Unyu Soko Co. Ltd.	18,000	189
	Nissan Shatai Co. Ltd.	18,000	188
^,* Leopalace21 Corp.		84,400	186
	Toda Kogyo Corp.	20,000	186
	Nihon Dempa Kogyo Co. Ltd.	15,300	186
	Senshukai Co. Ltd.	27,600	186
	Milbon Co. Ltd.	6,050	185
	Shinko Plantech Co. Ltd.	22,400	185
	Ministop Co. Ltd.	9,900	184
	Nippon Shinyaku Co. Ltd.	15,571	183
	Aida Engineering Ltd.	37,000	183

Roland Corp.	19,500	183
Nippon Gas Co. Ltd.	11,200	181
T RAD Co. Ltd.	47,000	180
Toyo Kanetsu KK	80,000	180
^ Japan Drilling Co. Ltd.	5,500	180
Tsutsumi Jewelry Co. Ltd.	7,500	180
* SWCC Showa Holdings Co. Ltd.	170,000	179
* Misawa Homes Co. Ltd.	20,400	179
Topcon Corp.	34,400	179
Sodick Co. Ltd.	34,900	178
Atsugi Co. Ltd.	138,000	178
Mimasu Semiconductor Industry Co. Ltd.	19,400	178
Dai-Dan Co. Ltd.	24,000	174
Eizo Nanao Corp.	8,100	174
Daido Metal Co. Ltd.	15,000	173
ASKUL Corp.	10,900	173
Paris Miki Holdings Inc.	21,400	173
DTS Corp.	13,200	173
Kumiai Chemical Industry Co. Ltd.	41,000	172
Kamei Corp.	15,000	171
Cosmos Pharmaceutical Corp.	3,600	170
Kitagawa Iron Works Co. Ltd.	87,000	169
* Showa Corp.	25,800	169
Sankyo Seiko Co. Ltd.	45,097	169
Mitsui Matsushima Co. Ltd.	81,000	168
Round One Corp.	27,200	168
* Chiba Kogyo Bank Ltd.	31,400	168
Yuasa Trading Co. Ltd.	102,000	168
Sanyo Denki Co. Ltd.	28,000	166
* Paramount Bed Holdings Co. Ltd.	5,700	166
Shin-Etsu Polymer Co. Ltd.	36,000	166
Nippon Koei Co. Ltd.	44,000	166
Melco Holdings Inc.	6,500	165
Coca-Cola Central Japan Co. Ltd.	12,300	164
Mitsubishi Steel Manufacturing Co. Ltd.	52,000	161
Morita Holdings Corp.	26,154	160
Nissin Electric Co. Ltd.	24,000	160
Toshiba Machine Co. Ltd.	29,000	160
Krosaki Harima Corp.	45,000	160
Chugoku Marine Paints Ltd.	25,000	159
Nippon Steel Trading Co. Ltd.	54,000	159
Hibiya Engineering Ltd.	14,300	158
Uniden Corp.	41,000	158
United Arrows Ltd.	7,600	157
SMK Corp.	47,000	156
Seiko Holdings Corp.	72,291	155
Gurunavi Inc.	13,400	155
Nippon Seiki Co. Ltd.	13,000	154
Kyokuto Kaihatsu Kogyo Co. Ltd.	18,600	154
Enplas Corp.	6,700	152
Towa Bank Ltd.	128,000	152
Denyo Co. Ltd.	11,200	152
Sato Holding Corp.	11,800	151
Wood One Co. Ltd.	42,000	151
Vital KSK Holdings Inc.	18,000	151
^ Elematec Corp.	8,300	151
Japan Radio Co. Ltd.	53,000	150

	Nagano Bank Ltd.	69,000	150
	Foster Electric Co. Ltd.	11,285	150
*	Aiful Corp.	100,000	149
	Organo Corp.	19,000	149
	NEC Mobiling Ltd.	4,200	147
	Taiyo Holdings Co. Ltd.	5,500	146
*	Clarion Co. Ltd.	76,000	146
*	Janome Sewing Machine Co. Ltd.	188,000	146
	Arc Land Sakamoto Co. Ltd.	7,900	145
	Totetsu Kogyo Co. Ltd.	14,000	145
	Taihei Dengyo Kaisha Ltd.	18,000	144
	Asahi Co. Ltd.	7,100	143
	Futaba Industrial Co. Ltd.	23,600	142
	Okuwa Co. Ltd.	10,000	142
	Daikokutenbussan Co. Ltd.	4,800	140
	France Bed Holdings Co. Ltd.	68,000	139
	Dai-ichi Seiko Co. Ltd.	4,600	138
	Towa Pharmaceutical Co. Ltd.	3,100	136
	Maruwa Co. Ltd.	3,100	134
	Token Corp.	3,690	134
	Fuji Kyuko Co. Ltd.	22,000	134
	Nippon Synthetic Chemical Industry Co. Ltd.	22,000	134
	Descente Ltd.	26,000	133
	Taiko Pharmaceutical Co. Ltd.	12,500	133
	Konishi Co. Ltd.	9,000	132
	Rhythm Watch Co. Ltd.	70,000	132
	PGM Holdings K K	197	131
^	Ringer Hut Co. Ltd.	9,300	131
	Kuroda Electric Co. Ltd.	12,200	131
	Tsukuba Bank Ltd.	35,700	130
	Tsukishima Kikai Co. Ltd.	16,000	130
	Riso Kagaku Corp.	8,500	130
	Paltac Corp.	9,900	129
	Seika Corp.	45,000	129
	Nippon Ceramic Co. Ltd.	7,000	128
	Yokohama Reito Co. Ltd.	15,800	127
	Honeys Co. Ltd.	7,390	126
^,* Fudo Tetra Corp.		57,900	125
	OBIC Business Consultants Ltd.	2,650	124
	kabu.com Securities Co. Ltd.	38,200	124
	Kanto Denka Kogyo Co. Ltd.	32,000	124
^,* Atom Corp.		28,400	122
	Hisaka Works Ltd.	11,000	122
*	Daiichi Chuo KK	75,000	122
	Sumikin Bussan Corp.	43,000	121
	Achilles Corp.	82,000	121
	Cosel Co. Ltd.	8,100	120
	Shindengen Electric Manufacturing Co. Ltd.	25,000	120
	Toridoll.corp	11,600	119
	Belluna Co. Ltd.	14,900	119
	Yellow Hat Ltd.	7,500	118
	Toa Corp.	17,000	118
	Kyodo Printing Co. Ltd.	42,000	118
	Inabata & Co. Ltd.	18,500	117
*	Best Denki Co. Ltd.	46,000	117
	Aichi Machine Industry Co. Ltd.	31,000	117
	Daiwa Industries Ltd.	21,000	116

	Aisan Industry Co. Ltd.	13,200	116
	Plenus Co. Ltd.	6,600	115
	Aichi Bank Ltd.	1,900	115
	T Hasegawa Co. Ltd.	7,200	115
	V Technology Co. Ltd.	28	114
	Shizuoka Gas Co. Ltd.	17,000	114
	Chugai Ro Co. Ltd.	31,000	113
	Nohmi Bosai Ltd.	17,000	113
*	Kenedix Inc.	851	113
^	Macromill Inc.	11,500	112
	Osaki Electric Co. Ltd.	11,000	112
	Taihei Kogyo Co. Ltd.	20,000	112
	JSP Corp.	6,900	112
	Doshisha Co. Ltd.	3,500	111
*	Shinwa Co. Ltd.	9,300	110
	Takasago International Corp.	23,000	110
	Asahi Intecc Co. Ltd.	4,800	110
	St. Marc Holdings Co. Ltd.	2,800	110
	Daiso Co. Ltd.	33,000	110
	Nihon M&A Center Inc.	22	109
	Chukyo Bank Ltd.	39,000	109
	Cawachi Ltd.	5,100	109
	Torii Pharmaceutical Co. Ltd.	5,700	109
	Tatsuta Electric Wire and Cable Co. Ltd.	23,000	108
	Mitsubishi Pencil Co. Ltd.	6,100	108
	Neturen Co. Ltd.	12,700	108
	Furukawa-Sky Aluminum Corp.	40,000	108
	Hamakyorex Co. Ltd.	3,500	108
^,* Sumitomo Mitsui Construction Co. Ltd.		93,400	108
	Fujitsu General Ltd.	19,000	107
	Mars Engineering Corp.	5,800	107
	Royal Holdings Co. Ltd.	8,800	107
	Goldcrest Co. Ltd.	6,180	107
	Arnest One Corp.	9,700	107
	Kita-Nippon Bank Ltd.	4,000	107
	Daiichi Jitsugyo Co. Ltd.	22,000	106
	Piolax Inc.	4,500	106
	Senko Co. Ltd.	26,000	106
	Takihyo Co. Ltd.	18,000	106
	Tokyu Livable Inc.	13,100	106
	Nichiha Corp.	9,400	105
	Nitto Kogyo Corp.	8,400	105
	Eagle Industry Co. Ltd.	12,000	105
	Ichiyoshi Securities Co. Ltd.	20,800	105
	Toenec Corp.	18,000	105
^,* Kyokuyo Co. Ltd.		43,000	105
	Fuji Electronics Co. Ltd.	6,700	104
	Zappallas Inc.	95	104
	Yaoko Co. Ltd.	3,100	104
	Hokkaido Gas Co. Ltd.	28,000	104
	Obara Group Inc.	8,300	104
	Nagatanien Co. Ltd.	9,000	104
	Tokyu Construction Co. Ltd.	37,000	103
	ASKA Pharmaceutical Co. Ltd.	16,000	103
	As One Corp.	4,800	103
	Tecmo Koei Holdings Co. Ltd.	12,600	103
	Axell Corp.	4,700	103

Sanoh Industrial Co. Ltd.	13,800	103
Union Tool Co.	5,800	102
Tokyotokeiba Co. Ltd.	70,000	102
Mitsuuroko Holdings Co. Ltd.	15,700	102
Kojima Co. Ltd.	15,100	102
Gakken Holdings Co. Ltd.	47,000	102
Tochigi Bank Ltd.	28,000	102
Nippon Chemiphar Co. Ltd.	26,000	102
Panasonic Electric Works SUNX Co. Ltd.	19,100	101
Nihon Nohyaku Co. Ltd.	24,000	101
Shikoku Chemicals Corp.	18,000	101
Siix Corp.	8,100	101
GROWELL HOLDINGS Co. Ltd.	4,100	101
Nice Holdings Inc.	30,000	101
Tomoku Co. Ltd.	35,000	101
Maezawa Kasei Industries Co. Ltd.	9,600	101
ST Corp.	7,500	101
* Matsuya Co. Ltd.	16,700	101
Tenma Corp.	11,000	101
UKC Holdings Corp.	9,500	100
Tsurumi Manufacturing Co. Ltd.	13,000	100
Matsuda Sangyo Co. Ltd.	6,200	100
Nishimatsuya Chain Co. Ltd.	12,200	99
Takamatsu Construction Group Co. Ltd.	5,900	99
Koatsu Gas Kogyo Co. Ltd.	16,000	99
Modec Inc.	5,500	98
Sakata INX Corp.	21,000	98
Eiken Chemical Co. Ltd.	7,100	98
Arakawa Chemical Industries Ltd.	10,700	98
Nippon Coke & Engineering Co. Ltd.	65,500	97
U-Shin Ltd.	12,600	97
Yokogawa Bridge Holdings Corp.	13,000	97
Topre Corp.	9,400	97
Kyokuto Securities Co. Ltd.	14,500	97
* Nippon Yakin Kogyo Co. Ltd.	57,000	97
Takiron Co. Ltd.	28,000	97
J-Oil Mills Inc.	33,000	97
Yushin Precision Equipment Co. Ltd.	5,100	96
Kanaden Corp.	15,000	95
Nissen Holdings Co. Ltd.	20,700	95
Nidec-Tosok Corp.	7,900	95
Raito Kogyo Co. Ltd.	14,900	95
Kanamoto Co. Ltd.	10,000	94
Ryoden Trading Co. Ltd.	15,000	94
Gulliver International Co. Ltd.	2,390	94
^ Dwango Co. Ltd.	51	93
NEC Fielding Ltd.	7,300	93
* CMK Corp.	25,700	93
Nidec Copal Corp.	8,500	93
Kaga Electronics Co. Ltd.	8,200	92
Sekisui Plastics Co. Ltd.	24,000	91
Nittetsu Mining Co. Ltd.	20,000	91
Nidec Copal Electronics Corp.	15,200	91
Japan Pulp & Paper Co. Ltd.	24,000	91
Toyo Kohan Co. Ltd.	24,000	90
Juki Corp.	38,000	90
Sanshin Electronics Co. Ltd.	10,400	88

Riken Technos Corp.	30,000	88
BML Inc.	3,700	88
Nippon Valqua Industries Ltd.	31,000	87
Tocalo Co. Ltd.	3,800	86
Yushiro Chemical Industry Co. Ltd.	7,700	86
Tokyo Rakutenchi Co. Ltd.	23,000	86
* Fujiya Co. Ltd.	41,000	86
Corona Corp.	5,000	83
Japan Digital Laboratory Co. Ltd.	7,500	83
Maezawa Kyuso Industries Co. Ltd.	5,900	83
Internet Initiative Japan Inc.	24	83
Japan Cash Machine Co. Ltd.	10,700	82
Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	21,000	82
Kentucky Fried Chicken Japan Ltd.	3,000	80
Yusen Logistics Co. Ltd.	5,700	79
Shimojima Co. Ltd.	5,600	77
Nippon Road Co. Ltd.	18,000	77
Fujimori Kogyo Co. Ltd.	5,100	77
Shinko Shoji Co. Ltd.	8,800	76
Bunka Shutter Co. Ltd.	19,000	75
Kyosan Electric Manufacturing Co. Ltd.	16,000	74
Tekken Corp.	48,000	74
Kurimoto Ltd.	30,000	74
Nihon Yamamura Glass Co. Ltd.	27,000	74
Nomura Co. Ltd.	21,000	73
Pacific Industrial Co. Ltd.	15,000	72
Sumitomo Precision Products Co. Ltd.	11,000	72
NS United Kaiun Kaisha Ltd.	41,000	72
Torishima Pump Manufacturing Co. Ltd.	5,000	71
* Kumagai Gumi Co. Ltd.	63,000	71
Macnica Inc.	3,000	71
Dydo Drinco Inc.	1,700	69
Nippon Sharyo Ltd.	16,000	69
* Toko Inc.	32,000	68
Tamura Corp.	23,000	66
Hosiden Corp.	8,900	65
* Iwasaki Electric Co. Ltd.	29,000	65
Toyo Securities Co. Ltd.	43,000	63
Yurtec Corp.	11,000	62
Okura Industrial Co. Ltd.	19,000	61
Inui Steamship Co. Ltd.	14,000	60
Zuken Inc.	7,600	57
EPS Corp.	31	57
Aichi Corp.	12,200	56
^ Shoei Co. Ltd.	11,600	53
Arisawa Manufacturing Co. Ltd.	13,900	52
Kura Corp.	3,700	52
Hosokawa Micron Corp.	10,000	52
Daiken Corp.	16,000	51
Hokuriku Electric Industry Co. Ltd.	32,000	51
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,000	50
Kanto Natural Gas Development Ltd.	9,000	49
Hodogaya Chemical Co. Ltd.	16,000	49
Gun-Ei Chemical Industry Co. Ltd.	18,000	47
Namura Shipbuilding Co. Ltd.	11,700	47
Hitachi Medical Corp.	4,000	46
* Nakayama Steel Works Ltd.	37,000	44

* Nippon Metal Industry Co. Ltd.	46,000	44
Nippon Chemical Industrial Co. Ltd.	24,000	43
Teikoku Electric Manufacturing Co. Ltd.	2,300	43
Mitsubishi Kakoki Kaisha Ltd.	22,000	42
Meisei Industrial Co. Ltd.	15,000	42
Jeol Ltd.	15,000	42
Origin Electric Co. Ltd.	12,000	41
Sumitomo Seika Chemicals Co. Ltd.	9,000	41
Shibaura Mechatronics Corp.	13,000	36
* FDK Corp.	33,000	36
Yahagi Construction Co. Ltd.	5,200	27
Ohara Inc.	2,000	21
Stella Chemifa Corp.	500	14
		143,817
Malaysia (1.5%)
AirAsia Bhd.	1,250,662	1,457
Dialog Group Bhd.	1,096,743	881
Genting Plantations Bhd.	253,273	782
IGB Corp. Bhd.	744,673	663
Berjaya Corp. Bhd.	2,115,371	660
Kencana Petroleum Bhd.	623,400	639
Malaysian Resources Corp. Bhd.	896,547	638
Multi-Purpose Holdings Bhd.	667,144	627
SapuraCrest Petroleum Bhd.	391,815	625
Kulim Malaysia Bhd.	396,236	573
Bursa Malaysia Bhd.	249,336	573
Media Prima Bhd.	671,940	565
Affin Holdings Bhd.	509,200	535
DRB-Hicom Bhd.	572,727	532
Sunway Real Estate Investment Trust	1,237,600	525
Top Glove Corp. Bhd.	287,679	478
Boustead Holdings Bhd.	232,842	419
* Malaysian Airline System Bhd.	757,500	419
Malaysia Airports Holdings Bhd.	211,977	397
CapitaMalls Malaysia Trust	768,000	376
Carlsberg Brewery-Malay Bhd.	121,000	356
Eastern & Oriental Bhd.	648,400	355
TAN Chong Motor Holdings Bhd.	225,898	318
WCT Bhd.	410,043	316
KLCC Property Holdings Bhd.	272,799	294
OSK Holdings Bhd.	459,397	269
Hartalega Holdings Bhd.	112,800	268
QL Resources Bhd.	259,200	267
Wah Seong Corp. Bhd.	391,736	266
IJM Land Bhd.	343,100	247
Lion Industries Corp. Bhd.	425,900	207
* Mulpha International Bhd.	1,519,700	204
Uchi Technologies Bhd.	475,300	186
TA Enterprise Bhd.	849,900	170
* Puncak Niaga Holding Bhd.	252,500	128
Supermax Corp. Bhd.	177,350	125
Samling Global Ltd.	1,206,000	101
* Scomi Group Bhd.	1,072,000	100
* Perdana Petroleum Bhd.	413,500	100
Muhibbah Engineering M Bhd.	235,900	96
KNM Group Bhd.	160,946	59
Malaysian Bulk Carriers Bhd.	77,000	58

* Kulim Malaysia Bhd. Warrants Exp. 2/27/2016	46,729	18
* WCT Bhd. Warrants Exp. 2/24/2016	73,268	12
* Sunway Bhd. Warrants Exp. 8/17/2016	38,197	7
Pharmaniaga Bhd.	3,681	6
* Perdana Petroleum Bhd. Warrants	25,612	3
* Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	2
* Dialog Group Bhd. Warrants Exp. 2/15/2017	91,395	2
Unisem M Bhd.	80	—
		16,904
Mexico (0.9%)
Coca-Cola Femsa SAB de CV	212,298	2,080
Grupo Aeroportuario del Sureste SAB de CV Class B	180,619	1,185
Compartamos SAB de CV	762,440	893
* Genomma Lab Internacional SAB de CV Class B	362,538	795
TV Azteca SAB de CV	1,030,354	707
* OHL Mexico SAB de CV	309,400	500
* Industrias CH SAB de CV Class B	128,972	477
* Empresas ICA SAB de CV	285,100	465
* Controladora Comercial Mexicana SAB de CV	226,800	451
Bolsa Mexicana de Valores SAB de CV	240,100	448
* Desarrolladora Homex SAB de CV	119,500	402
* Carso Infraestructura y Construccion SAB de CV	612,000	385
Grupo Comercial Chedraui SA de CV	122,200	300
* Corp GEO SAB de CV	179,900	286
* Gruma SAB de CV Class B	122,400	271
Grupo Aeroportuario del Centro Norte Sab de CV	124,858	236
* Grupo Simec SAB de CV Class B	69,115	177
* Axtel SAB de CV	321,100	111
* Grupo Famsa SAB de CV Class A	4,457	4
		10,173
Morocco (0.0%)
Managem	1,779	379

Netherlands (1.5%)
^ Imtech NV	57,185	1,769
Nutreco NV	21,647	1,536
Delta Lloyd NV	78,036	1,430
Aalberts Industries NV	68,979	1,296
ASM International NV	34,275	1,135
Wereldhave NV	13,820	1,015
Eurocommercial Properties NV	25,545	885
CSM	35,740	665
Mediq NV	40,517	645
TKH Group NV	24,146	553
Arcadis NV	28,337	548
BinckBank NV	50,668	547
Vastned Retail NV	10,963	489
Koninklijke Ten Cate NV	15,247	474
Nieuwe Steen Investments NV	36,709	452
USG People NV	49,173	419
* Wavin NV	32,290	388
Unit 4 NV	16,031	375
Sligro Food Group NV	13,190	372
Beter Bed Holding NV	12,085	256
Accell Group	11,073	236
Brunel International NV	6,455	228

^,* TomTom NV		41,202	186
	Heijmans NV	14,687	174
*	AMG Advanced Metallurgical Group NV	14,017	162
	Koninklijke Wessanen NV	44,337	161
	Grontmij NV	16,000	107
^	Kardan NV	39,139	89
*	Ordina NV	61,883	85
	KAS Bank NV	5,839	66
	Koninklijke BAM Groep NV	7,397	32
			16,775
New Zealand (0.2%)
	Infratil Ltd.	306,435	474
	Freightways Ltd.	117,578	358
	Goodman Property Trust	411,230	346
	Nuplex Industries Ltd.	141,729	291
	AMP NZ Office Ltd.	386,275	274
	Tower Ltd.	175,020	205
	Mainfreight Ltd.	22,501	181
*	Fisher & Paykel Appliances Holdings Ltd.	560,657	160
	New Zealand Oil & Gas Ltd.	216,155	129
			2,418
Norway (1.5%)
*	Petroleum Geo-Services ASA	132,831	1,706
	TGS Nopec Geophysical Co. ASA	62,266	1,564
	Schibsted ASA	49,488	1,416
	ProSafe SE	133,180	1,036
^,* DNO International ASA		570,850	793
	Marine Harvest ASA	1,415,719	769
	Kongsberg Gruppen AS	35,372	715
	Tomra Systems ASA	90,415	662
	Statoil Fuel & Retail ASA	87,276	647
	Cermaq ASA	45,218	624
	Fred Olsen Energy ASA	16,147	610
*	Algeta ASA	23,459	605
	Atea ASA	55,894	546
^	BW Offshore Ltd.	331,105	501
	Norwegian Property ASA	312,201	450
	Stolt-Nielsen Ltd.	17,994	388
*	Songa Offshore SE	97,423	377
	SpareBank 1 SMN	57,031	371
	Nordic Semiconductor ASA	105,761	331
*	Dockwise Ltd.	18,299	308
	Opera Software ASA	56,233	280
*	Archer Ltd.	114,026	264
^	Renewable Energy Corp. ASA	339,991	254
*	Norwegian Air Shuttle AS	18,427	245
*	Siem Offshore Inc.	143,097	227
^	Frontline Ltd.	41,036	210
	Leroey Seafood Group ASA	11,238	188
^,* Norske Skogindustrier ASA		136,299	161
*	Norwegian Energy Co. AS	151,618	154
*	Pronova BioPharma AS	108,875	123
	Rem Offshore ASA	3,800	29
			16,554
Philippines (0.7%)
	Energy Development Corp.	7,704,690	1,005

	DMCI Holdings Inc.	677,300	725
	Alliance Global Group Inc.	2,630,178	674
	Metro Pacific Investments Corp.	7,630,000	622
	Semirara Mining Corp. Class A	118,290	620
	Philex Mining Corp.	1,138,981	617
	Universal Robina Corp.	490,899	614
*	Philippine National Bank	405,060	593
	International Container Terminal Services Inc.	430,313	562
*	First Gen Corp.	1,219,168	368
	Robinsons Land Corp.	1,055,225	346
	Manila Water Co. Inc.	579,943	284
	Megaworld Corp.	4,790,906	191
	First Philippine Holdings Corp.	126,580	176
	Filinvest Land Inc.	6,134,000	166
	Vista Land & Lifescapes Inc.	1,389,000	99
			7,662
Poland (0.5%)
	Synthos SA	759,661	1,220
*	Kernel Holding SA	33,880	721
	Asseco Poland SA	48,378	703
*	Netia SA	249,470	440
^	Eurocash SA	41,937	390
*	Grupa Lotos SA	42,730	346
	Bank Millennium SA	229,226	298
	Budimex SA	8,493	224
^,* Boryszew SA		939,998	219
	PBG SA	8,570	219
	Polimex-Mostostal SA	280,343	157
*	Rovese SA	82,958	141
*	Ciech SA	18,873	114
*	Bioton SA	3,181,500	109
	Polnord SA	18,658	98
	Agora SA	24,003	90
			5,489
Portugal (0.2%)
^	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	178,749	575
^	Sonae	693,731	398
*	Portucel Empresa Produtora de Pasta e Papel SA	146,232	346
*	Semapa-Sociedade de Investimento e Gestao	36,380	251
^,* Banco BPI SA		299,365	189
^,* Sonae Industria SGPS SA		150,260	123
	REN - Redes Energeticas Nacionais SA	43,610	118
	Mota-Engil SGPS SA	70,173	95
	Altri SGPS SA	56,620	84
*	BANIF SGPS SA	182,975	70
	Sonaecom - SGPS SA	33,082	52
			2,301
Russia (0.3%)
	AK Transneft OAO Prior Pfd.	955	1,823
	VSMPO-AVISMA Corp.	3,401	655
*	AvtoVAZ OAO	455,202	359
	Acron JSC	7,565	349
*	OGK-1 OAO	10,784,000	261
	OGK-2 OAO	6,986,492	175
			3,622

Singapore (1.3%)
	Suntec Real Estate Investment Trust	1,290,510	1,151
*	Biosensors International Group Ltd.	730,004	940
	SATS Ltd.	508,878	925
	Mapletree Logistics Trust	1,240,280	857
	Sakari Resources Ltd.	366,116	681
	CDL Hospitality Trusts	481,388	678
	Hyflux Ltd.	487,169	531
^	Fortune Real Estate Investment Trust	943,836	481
	GMG Global Ltd.	3,654,000	400
	Ascott Residence Trust	434,882	342
1	ARA Asset Management Ltd.	301,100	333
	Parkway Life Real Estate Investment Trust	232,485	328
	K-REIT Asia	460,650	322
	Ascendas India Trust	504,000	306
^	First Resources Ltd.	227,629	296
	OSIM International Ltd.	286,000	294
	CSE Global Ltd.	398,759	288
	Raffles Medical Group Ltd.	158,000	277
	Cambridge Industrial Trust	681,510	276
	Goodpack Ltd.	227,495	276
	CapitaRetail China Trust	277,000	271
	Lippo Malls Indonesia Retail Trust	884,000	266
	Super Group Ltd.	220,000	243
^,* LionGold Corp. Ltd.		346,000	242
	Ho Bee Investment Ltd.	270,000	241
	Cityspring Infrastructure Trust	785,000	231
	GuocoLeisure Ltd.	415,000	222
	Frasers Centrepoint Trust	194,000	221
*	Tiger Airways Holdings Ltd.	389,000	214
	Frasers Commercial Trust	347,200	212
	Tat Hong Holdings Ltd.	289,000	200
	United Engineers Ltd.	121,000	199
*	Gallant Venture Ltd.	837,000	196
	Ezion Holdings Ltd.	291,000	173
	Cache Logistics Trust	209,000	163
*	Ezra Holdings Ltd.	188,902	157
^	Midas Holdings Ltd.	506,847	154
^	Raffles Education Corp. Ltd.	410,366	151
	Synear Food Holdings Ltd.	1,392,000	149
	UOB-Kay Hian Holdings Ltd.	117,000	149
	AIMS AMP Capital Industrial REIT	178,400	144
	K1 Ventures Ltd.	1,635,000	131
	Hi-P International Ltd.	235,000	124
	CH Offshore Ltd.	371,000	114
	Starhill Global REIT	234,000	113
*	KS Energy Ltd.	128,000	101
	China XLX Fertiliser Ltd.	264,000	68
	First Ship Lease Trust	329,000	54
^,* Oceanus Group Ltd.		870,000	50
	Sound Global Ltd.	64,000	30
	China Fishery Group Ltd.	330	—
			14,965
South Africa (0.6%)
*	Brait SE	319,461	817
	DataTec Ltd.	107,987	589
	SA Corporate Real Estate Fund Nominees Pty Ltd.	1,201,446	549

	Aquarius Platinum Ltd.	202,731	547
	Coronation Fund Managers Ltd.	134,598	435
	Astral Foods Ltd.	26,380	406
	Omnia Holdings Ltd.	36,329	402
	Emira Property Fund	224,375	360
*	Super Group Ltd.	227,636	334
	Eqstra Holdings Ltd.	258,943	255
	City Lodge Hotels Ltd.	23,743	234
	Blue Label Telecoms Ltd.	264,290	211
	EOH Holdings Ltd.	53,035	200
	DRDGOLD Ltd.	257,096	172
	Cipla Medpro South Africa Ltd.	191,433	161
	Clover Industries Ltd.	101,732	161
	Raubex Group Ltd.	82,548	139
*	Hulamin Ltd.	124,325	135
	Palabora Mining Co. Ltd.	6,520	132
	Vukile Property Fund Ltd.	63,323	124
*	Sentula Mining Ltd.	357,930	94
	Merafe Resources Ltd.	151,049	17
			6,474
South Korea (3.8%)
	Korea Kumho Petrochemical	11,456	1,709
	Orion Corp.	2,694	1,642
	Mando Corp.	8,283	1,341
	Hyundai Marine & Fire Insurance Co. Ltd.	40,992	1,203
	LG International Corp.	23,661	1,162
^	Seah Besteel Corp.	21,813	975
^	Hotel Shilla Co. Ltd.	23,721	933
	Korean Reinsurance Co.	71,440	913
	Taekwang Industrial Co. Ltd.	732	859
	SK Chemicals Co. Ltd.	12,874	739
	Kolon Industries Inc.	10,963	701
	LG Fashion Corp.	17,134	694
	Macquarie Korea Infrastructure Fund	152,465	689
^	Hyundai Greenfood Co. Ltd.	47,295	641
	Young Poong Corp.	551	623
	Dong-A Pharmaceutical Co. Ltd.	7,340	622
	LIG Insurance Co. Ltd.	27,790	599
	Hyundai Elevator Co. Ltd.	4,897	592
	LG Innotek Co. Ltd.	6,869	550
	Poongsan Corp.	19,558	547
	SFA Engineering Corp.	10,783	529
^	Seoul Semiconductor Co. Ltd.	23,673	528
	Meritz Fire & Marine Insurance Co. Ltd.	45,620	477
	TONGYANG Securities Inc.	81,430	445
	Fila Korea Ltd.	6,325	438
	CJ O Shopping Co. Ltd.	1,744	430
	Capro Corp.	18,960	428
	KIWOOM Securities Co. Ltd.	8,150	424
*	Asiana Airlines Inc.	64,272	422
	Youngone Corp.	17,534	414
	Handsome Co. Ltd.	13,660	410
	Doosan Engineering & Construction Co. Ltd.	127,480	393
*	Neowiz Games Corp.	10,531	389
^,* LG Life Sciences Ltd.		11,392	376
	Hansol Technics Co. Ltd.	16,581	373
*	CJ E&M Corp.	12,496	354

	OCI Materials Co. Ltd.	4,382	347
^,* Chabio & Diostech Co. Ltd.		30,945	335
	CJ CGV Co. Ltd.	14,453	326
^	Nexen Tire Corp.	19,930	319
^	Lock & Lock Co. Ltd.	10,789	316
	Daeduck Electronics Co.	31,010	303
*	SK Broadband Co. Ltd.	99,559	297
	Sung Kwang Bend Co. Ltd.	15,656	296
	Tong Yang Life Insurance	25,380	293
	S&T Dynamics Co. Ltd.	18,893	291
	Huchems Fine Chemical Corp.	15,338	290
^,* Woongjin Chemical Co. Ltd.		322,800	290
	KP Chemical Corp.	19,640	288
	Green Cross Corp.	2,259	287
	Sungwoo Hitech Co. Ltd.	23,748	285
	Hana Tour Service Inc.	8,261	284
	Youngone Holdings Co. Ltd.	6,140	284
	Hansol Paper Co.	35,760	282
	Hyundai Home Shopping Network Corp.	2,264	276
*	TK Corp.	12,494	276
	Sam Young Electronics Co. Ltd.	30,560	270
	E1 Corp.	5,167	266
	Grand Korea Leisure Co. Ltd.	13,910	247
*	Samyang Corp.	4,187	245
	Namyang Dairy Products Co. Ltd.	308	235
	Woongjin Thinkbig Co. Ltd.	16,870	234
	Daesang Corp.	17,480	229
*	Dongbu HiTek Co. Ltd.	27,650	228
*	Komipharm International Co. Ltd.	26,575	226
	Silicon Works Co. Ltd.	8,072	225
	S&T Daewoo Co. Ltd.	8,240	223
	Ilyang Pharmaceutical Co. Ltd.	8,098	222
	Samchully Co. Ltd.	2,706	218
	Jeonbuk Bank	49,128	218
	Binggrae Co. Ltd.	4,040	218
*	Hanmi Pharm Co. Ltd.	3,799	216
^	Dongsuh Co. Inc.	7,489	216
	Ottogi Corp.	1,507	215
	POSCO Chemtech Co. Ltd.	1,441	210
*	Hanwha General Insurance Co. Ltd.	30,870	209
^,* Korea Line Corp.		7,680	207
	GS Home Shopping Inc.	2,025	195
	Sindoh Co. Ltd.	4,070	192
	Partron Co. Ltd.	16,013	186
	Bukwang Pharmaceutical Co. Ltd.	13,524	186
^,* Interpark Corp.		32,025	182
	Taeyoung Engineering & Construction Co. Ltd.	35,470	181
	Paradise Co. Ltd.	20,841	174
	Chong Kun Dang Pharm Corp.	9,290	173
^	Posco ICT Co. Ltd.	21,877	172
	Melfas Inc.	8,456	172
	Shinsung Solar Energy Co. Ltd.	43,270	170
	MegaStudy Co. Ltd.	1,700	163
	Daekyo Co. Ltd.	29,480	163
	Daeduck GDS Co. Ltd.	18,520	159
	Hanjin Transportation Co. Ltd.	7,554	158
	Humax Co. Ltd.	13,919	158

*	DuzonBIzon Co. Ltd.	20,360	157
	Korea Electric Terminal Co. Ltd.	7,850	156
*	Meritz Finance Group Inc.	60,744	154
	SK Gas Co. Ltd.	2,238	144
*	Kolon Global Corp.	28,570	135
	Kumho Electric Co. Ltd.	5,290	131
*	SK Communications Co. Ltd.	9,340	122
	Kwang Dong Pharmaceutical Co. Ltd.	30,680	120
	KEPCO Plant Service & Engineering Co. Ltd.	3,515	119
	Kyeryong Construction Industrial Co. Ltd.	9,250	115
*	Insun ENT Co. Ltd.	45,650	113
	INTOPS Co. Ltd.	6,332	112
	KISCO Holdings Co. Ltd.	3,660	111
*	Eugene Investment & Securities Co. Ltd.	31,930	107
	Maeil Dairy Industry Co. Ltd.	7,391	106
^,* Jusung Engineering Co. Ltd.		9,738	105
*	DMS Co. Ltd.	21,433	105
	STX Engine Co. Ltd.	6,477	95
	Hite Holdings Co. Ltd.	9,000	94
	Hanssem Co. Ltd.	4,780	93
	Dae Han Flour Mills Co. Ltd.	577	91
^,* Woongjin Energy Co. Ltd.		18,200	88
	Youlchon Chemical Co. Ltd.	12,100	87
	Sewon Cellontech Co. Ltd.	23,930	86
*	Daewoo Motor Sales Corp.	81,560	86
	SSCP Co. Ltd.	20,873	85
^,* CNK International Co. Ltd.		35,374	79
^,* Unison Co. Ltd.		11,795	73
*	Hanmi Holdings Co. Ltd.	4,021	71
	Kolon Corp.	3,490	69
*	Taihan Electric Wire Co. Ltd.	24,751	68
*	Ssangyong Motor Co.	10,140	67
*	Osstem Implant Co. Ltd.	5,519	63
*	Korea Digital Communications Corp.	85,310	60
	Daewoong Pharmaceutical Co. Ltd.	1,875	47
*	Woongjin Holdings Co. Ltd.	10,850	45
	Union Steel	2,810	43
	LS Industrial Systems Co. Ltd.	693	40
*	Tongyang Inc.	40,100	39
	Hanil Cement Co. Ltd.	910	38
	China Ocean Resources Co. Ltd.	5,360	27
	KISCO Corp.	6	—
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	7	—
	Dongbu Steel Co. Ltd.	8	—
	Hanwha Securities Co.	5	—
			41,836
Spain (1.2%)
	Bolsas y Mercados Espanoles SA	50,598	1,383
	Ebro Foods SA	70,909	1,359
	Obrascon Huarte Lain SA	46,342	1,248
	Viscofan SA	28,135	1,086
	Construcciones y Auxiliar de Ferrocarriles SA	2,052	1,070
	Prosegur Cia de Seguridad SA	18,800	868
	Grupo Catalana Occidente SA	38,134	685
^	Gamesa Corp. Tecnologica SA	173,764	682
^	Tecnicas Reunidas SA	18,444	671
^	Abengoa SA	27,750	587

^	Sacyr Vallehermoso SA	109,529	525
^,* NH Hoteles SA		155,903	509
	Grupo Empresarial Ence SA	135,386	333
*	Zeltia SA	140,192	322
*	Deoleo SA	486,590	293
*	Tubacex SA	100,895	291
	Duro Felguera SA	40,027	272
^	Melia Hotels International SA	45,185	267
	Faes Farma SA	129,657	225
	Tubos Reunidos SA	96,966	212
	Pescanova SA	5,479	189
*	Realia Business SA	92,502	133
^,* Promotora de Informaciones SA		120,193	124
*	Fersa Energias Renovables SA	108,610	107
*	Banco de Valencia SA	160,398	96
*	Cementos Portland Valderrivas SA	8,525	85
	Laboratorios Farmaceuticos Rovi SA	10,594	68
	Solaria Energia y Medio Ambiente SA	42,420	56
	Papeles y Cartones de Europa SA	15,999	55
*	Codere SA	5,989	52
^,* Quabit Inmobiliaria SA		418,801	50
	Antena 3 de Television SA	809	5
	Caja de Ahorros del Mediterraneo	42,306	—
			13,908
Sweden (2.0%)
	Meda AB Class A	136,048	1,439
	Trelleborg AB Class B	149,343	1,411
	Castellum AB	102,831	1,309
	NCC AB Class B	51,050	1,058
	Hufvudstaden AB Class A	90,005	949
	Fabege AB	105,738	924
	Hoganas AB Class B	22,442	782
	Axis Communications AB	32,460	757
	Wallenstam AB	74,349	733
	JM AB	38,953	720
	Peab AB	126,402	707
	Wihlborgs Fastigheter AB	49,450	677
	Kungsleden AB	86,225	652
	Nibe Industrier AB Class B	42,409	648
	Lundbergforetagen AB Class B	19,657	626
	Loomis AB Class B	41,861	611
	Axfood AB	15,298	558
	Saab AB Class B	25,799	553
	Hakon Invest AB	36,625	545
	Billerud AB	58,636	516
	AarhusKarlshamn AB	16,984	503
	Avanza Bank Holding AB	18,626	482
	Betsson AB	17,735	455
	Intrum Justitia AB	24,396	385
^	Oresund Investment AB	23,170	370
	AF AB	19,651	351
	Mekonomen AB	9,379	334
	Klovern AB	81,251	313
*	Rezidor Hotel Group AB	75,403	285
	SkiStar AB	18,357	239
*	CDON Group AB	37,713	234
	Clas Ohlson AB	15,413	200

*	BE Group AB	49,067	178
	Haldex AB	33,534	167
	Gunnebo AB	38,927	158
*	Concentric AB	22,216	151
^,* Eniro AB		64,527	143
*	TradeDoubler AB	30,147	141
*	Active Biotech AB	32,603	130
	Nordnet AB	46,846	126
^,* PA Resources AB		397,685	97
*	KappAhl AB	64,953	78
	Bure Equity AB	23,646	71
*	Nobia AB	15,273	58
*	Klovern AB Prior Pfd.	2,031	39
*	SAS AB	28,378	37
			21,900
Switzerland (2.7%)
^	Galenica AG	3,000	1,750
*	Dufry AG	12,560	1,430
	Bucher Industries AG	6,719	1,329
	Helvetia Holding AG	3,851	1,295
*	Panalpina Welttransport Holding AG	11,674	1,254
	Valiant Holding	9,758	1,217
	Georg Fischer AG	2,673	1,125
	Forbo Holding AG	1,741	1,048
*	OC Oerlikon Corp. AG	152,223	1,044
	Kaba Holding AG Class B	2,329	870
^,* Logitech International SA		104,069	798
	Swisscanto CH Real Estate Fund Ifca	5,749	743
	Schroder ImmoPLUS	613	730
	Flughafen Zuerich AG	1,904	724
	Mobimo Holding AG	3,117	720
	Bank Sarasin & Cie AG Class B	23,690	720
	Basler Kantonalbank	4,230	583
	Allreal Holding AG	3,836	582
	St. Galler Kantonalbank AG	1,445	579
	Vontobel Holding AG	21,114	571
	Belimo Holding AG	299	568
*	Rieter Holding AG	2,957	549
	Kuoni Reisen Holding AG	1,846	547
	Burckhardt Compression Holding AG	2,103	529
	Tecan Group AG	7,092	519
^,* Meyer Burger Technology AG		26,354	506
	Huber & Suhner AG	10,077	472
	Schweiter Technologies AG	781	468
*	Gategroup Holding AG	15,910	450
*	Temenos Group AG	24,444	441
	Valora Holding AG	1,875	434
	Zehnder Group AG	6,838	428
*	Schmolz & Bickenbach AG	57,046	399
	Vetropack Holding AG	168	325
	Liechtensteinische Landesbank AG	7,448	316
	EFG International AG	35,981	311
	AFG Arbonia-Forster Hldg	13,408	299
	Swissquote Group Holding SA	7,317	293
	BB Biotech AG	3,704	288
	Daetwyler Holding AG	4,017	284
	Phoenix Mecano AG	496	278

	Verwaltungs- und Privat-Bank AG	3,040	277
	Kudelski SA	29,889	259
	Ascom Holding AG	26,700	259
	Emmi AG	1,245	259
*	Autoneum Holding AG	4,137	234
	Ypsomed Holding AG	3,275	193
	Gurit Holding AG	332	174
	Acino Holding AG	1,265	142
*	Basilea Pharmaceutica	2,946	125
*	Siegfried Holding AG	1,250	116
	Orascom Development Holding AG	7,199	106
*	Zueblin Immobilien Holding AG	41,566	106
*	Bobst Group AG	3,521	96
	Cie Financiere Tradition SA	1,060	80
^,* Von Roll Holding AG		22,924	64
	Bellevue Group AG	3,791	61
	Coltene Holding AG	1,633	55
	Bachem Holding AG	1,133	41
*	Petroplus Holdings AG	61,038	24
	Charles Voegele Holding AG	442	9
			30,496
Taiwan (6.1%)
	WPG Holdings Ltd.	1,001,889	1,402
	China Petrochemical Development Corp.	1,175,066	1,311
	Powertech Technology Inc.	522,662	1,308
	Hiwin Technologies Corp.	138,140	1,276
	Simplo Technology Co. Ltd.	171,776	1,207
	TSRC Corp.	444,283	1,164
	China Life Insurance Co. Ltd.	1,193,939	1,112
	Far Eastern Department Stores Co. Ltd.	785,330	1,060
	Radiant Opto-Electronics Corp.	268,412	1,022
	Tripod Technology Corp.	324,327	905
	Phison Electronics Corp.	113,962	835
	Wintek Corp.	949,962	775
	Clevo Co.	433,983	734
	Ruentex Industries Ltd.	382,629	730
	Highwealth Construction Corp.	438,021	711
	Nan Kang Rubber Tire Co. Ltd.	434,872	703
	LCY Chemical Corp.	395,557	701
	E Ink Holdings Inc.	468,708	666
	Sino-American Silicon Products Inc.	268,945	555
	Ruentex Development Co. Ltd.	427,889	529
	Jih Sun Financial Holdings Co. Ltd.	1,764,416	500
	China Steel Chemical Corp.	108,853	482
	Kinsus Interconnect Technology Corp.	148,282	481
	Tung Ho Steel Enterprise Corp.	493,150	466
	USI Corp.	484,799	453
	Huaku Development Co. Ltd.	183,823	444
*	Taichung Commercial Bank	1,464,336	442
	Senao International Co. Ltd.	116,000	439
	Standard Foods Corp.	124,731	423
	CTCI Corp.	300,667	423
	Yungtay Engineering Co. Ltd.	254,993	406
	Sanyang Industry Co. Ltd.	680,037	402
	Chroma ATE Inc.	174,040	399
	Lung Yen Life Service Corp.	122,000	397
	King Yuan Electronics Co. Ltd.	1,017,195	396

Dynapack International Technology Corp.	79,299	393
Farglory Land Development Co. Ltd.	210,067	389
Taiwan Surface Mounting Technology Co. Ltd.	162,767	388
Wei Chuan Food Corp.	333,835	377
* King's Town Bank	586,193	376
Taiwan Hon Chuan Enterprise Co. Ltd.	169,258	372
Goldsun Development & Construction Co. Ltd.	944,591	372
Holtek Semiconductor Inc.	372,000	370
Greatek Electronics Inc.	443,299	367
Prince Housing & Development Corp.	545,790	364
Gigabyte Technology Co. Ltd.	446,271	361
Tainan Spinning Co. Ltd.	887,763	354
Formosa International Hotels Corp.	25,347	353
Shinkong Synthetic Fibers Corp.	1,109,416	346
Genius Electronic Optical Co. Ltd.	44,000	344
TXC Corp.	251,877	343
Grand Pacific Petrochemical	672,928	342
Lien Hwa Industrial Corp.	521,356	332
Kenda Rubber Industrial Co. Ltd.	299,347	331
Ambassador Hotel	276,519	327
Ardentec Corp.	424,206	320
Great Wall Enterprise Co. Ltd.	316,178	315
Wistron NeWeb Corp.	152,359	314
St. Shine Optical Co. Ltd.	29,419	311
Gintech Energy Corp.	220,800	311
Career Technology MFG. Co. Ltd.	190,126	311
WT Microelectronics Co. Ltd.	207,384	306
China Synthetic Rubber Corp.	327,562	303
Taiwan Navigation Co. Ltd.	298,000	299
Global Unichip Corp.	74,649	297
TTY Biopharm Co. Ltd.	83,083	289
Huang Hsiang Construction Co.	165,051	287
* Compeq Manufacturing Co.	790,471	286
Hey Song Corp.	319,000	286
Kerry TJ Logistics Co. Ltd.	261,092	285
Shihlin Electric & Engineering Corp.	261,239	284
Elan Microelectronics Corp.	271,350	283
Feng TAY Enterprise Co. Ltd.	313,225	280
Solar Applied Materials Technology Co.	224,738	280
Masterlink Securities Corp.	862,176	279
Chipbond Technology Corp.	241,852	279
Mercuries & Associates Ltd.	259,514	275
* Via Technologies Inc.	434,962	274
Visual Photonics Epitaxy Co. Ltd.	189,947	274
Pan-International Industrial	295,533	272
First Steamship Co. Ltd.	202,137	267
Taiwan Sogo Shin Kong SEC	295,000	266
Phihong Technology Co. Ltd.	197,618	264
Chin-Poon Industrial Co.	366,072	262
Depo Auto Parts Ind Co. Ltd.	125,313	262
Asia Polymer Corp.	203,750	262
Motech Industries Inc.	120,311	261
Merida Industry Co. Ltd.	107,150	261
* HannsTouch Solution Inc.	616,392	261
King Slide Works Co. Ltd.	50,675	257
Cheng Loong Corp.	666,920	257
Radium Life Tech Co. Ltd.	313,869	257

* Gloria Material Technology Corp.	307,349	257
Chong Hong Construction Co.	128,872	257
* Shining Building Business Co. Ltd.	294,098	255
Neo Solar Power Corp.	300,000	251
MIN AIK Technology Co. Ltd.	122,987	251
* Ta Chong Bank Ltd.	977,933	250
CSBC Corp. Taiwan	313,406	250
Formosan Rubber Group Inc.	371,888	249
Hsin Kuang Steel Co. Ltd.	367,249	248
Pixart Imaging Inc.	92,000	245
Everlight Electronics Co. Ltd.	126,725	242
CyberTAN Technology Inc.	235,571	241
Wah Lee Industrial Corp.	181,883	241
Great China Metal Industry	204,000	235
* Shihlin Paper Corp.	157,428	233
Li Peng Enterprise Co. Ltd.	601,500	232
BES Engineering Corp.	819,468	228
Test-Rite International Co. Ltd.	314,067	228
Microbio Co. Ltd.	158,575	227
Kinpo Electronics	966,196	226
ITEQ Corp.	203,874	225
Yieh Phui Enterprise Co. Ltd.	669,026	225
Richtek Technology Corp.	40,155	224
National Petroleum Co. Ltd.	211,000	221
China Bills Finance Corp.	613,800	221
Federal Corp.	438,273	221
Sinyi Realty Co.	162,785	220
Infortrend Technology Inc.	243,885	218
Makalot Industrial Co. Ltd.	87,000	215
YungShin Global Holding Corp.	148,617	211
Taiwan Cogeneration Corp.	315,136	211
Universal Cement Corp.	463,000	210
Globe Union Industrial Corp.	289,000	209
Alpha Networks Inc.	245,919	209
Sitronix Technology Corp.	156,282	207
Tsann Kuen Enterprise Co. Ltd.	91,295	206
Shinkong Textile Co. Ltd.	170,338	206
Ho Tung Chemical Corp.	369,645	204
Taiwan Life Insurance Co. Ltd.	334,348	204
Unity Opto Technology Co. Ltd.	209,000	201
Springsoft Inc.	150,000	197
Silitech Technology Corp.	70,993	196
Kindom Construction Co.	329,000	195
Holy Stone Enterprise Co. Ltd.	206,672	194
Jentech Precision Industrial Co. Ltd.	68,268	194
Lotes Co. Ltd.	69,000	191
Formosa Epitaxy Inc.	260,000	191
Kinik Co.	134,000	190
Taiwan PCB Techvest Co. Ltd.	210,120	189
Green Energy Technology Inc.	141,000	189
Lealea Enterprise Co. Ltd.	458,822	189
Solartech Energy Corp.	166,000	188
Topco Scientific Co. Ltd.	118,107	188
Chung Hsin Electric & Machinery Manufacturing Corp.	358,000	187
* TA Chen Stainless Pipe	342,482	186
Shin Zu Shing Co. Ltd.	80,000	186
AV Tech Corp.	57,053	183

International Games System Co. Ltd.	25,213	182
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	180
Young Fast Optoelectronics Co. Ltd.	77,000	180
Taiwan TEA Corp.	377,293	180
Zinwell Corp.	146,099	179
Continental Holdings Corp.	493,000	179
Hung Sheng Construction Co. Ltd.	387,100	177
LES Enphants Co. Ltd.	139,480	175
Long Bon International Co. Ltd.	438,000	175
Sincere Navigation Corp.	194,000	175
Getac Technology Corp.	340,000	174
Avermedia Technologies	192,290	174
Ta Ya Electric Wire & Cable	650,440	172
ICP Electronics Inc.	121,214	172
Pan Jit International Inc.	293,000	172
* Kuoyang Construction Co. Ltd.	434,000	170
China Electric Manufacturing Corp.	252,000	167
Opto Technology Corp.	400,000	166
Shih Wei Navigation Co. Ltd.	181,335	165
Long Chen Paper Co. Ltd.	537,245	160
Test Research Inc.	131,610	159
Taiwan Semiconductor Co. Ltd.	304,000	158
Lite-On Semiconductor Corp.	351,000	158
King's Town Construction Co. Ltd.	234,964	156
Young Optics Inc.	58,000	153
Gold Circuit Electronics Ltd.	586,280	152
Cyberlink Corp.	57,619	149
ENG Electric Co. Ltd.	61,000	149
L&K Engineering Co. Ltd.	159,000	147
Gigastorage Corp.	228,800	147
Aten International Co. Ltd.	79,260	146
Unizyx Holding Corp.	260,000	145
Accton Technology Corp.	274,467	145
Asia Vital Components Co. Ltd.	197,510	144
Systex Corp.	132,000	143
Nien Hsing Textile Co. Ltd.	200,245	143
* Pihsiang Machinery Manufacturing Co. Ltd.	118,000	142
Dynamic Electronics Co. Ltd.	357,530	142
Unitech Printed Circuit Board Corp.	322,738	141
Elite Material Co. Ltd.	187,519	140
Champion Building Materials Co. Ltd.	292,000	139
Taiwan Fire & Marine Insurance Co.	198,840	139
Taiwan Mask Corp.	377,650	138
China Chemical & Pharmaceutical Co. Ltd.	213,000	138
HUA ENG Wire & Cable	539,000	137
Global Brands Manufacture Ltd.	277,899	136
* China Manmade Fibers Corp.	400,778	136
San Fang Chemical Industry Co. Ltd.	170,500	135
Wellypower Optronics Corp.	249,000	133
United Integrated Services Co. Ltd.	139,000	133
* Jess-Link Products Co. Ltd.	131,800	132
Quanta Storage Inc.	190,000	131
Taiwan Paiho Ltd.	159,050	131
San Shing Fastech Corp.	92,000	131
* WUS Printed Circuit Co. Ltd.	320,000	129
Entire Technology Co. Ltd.	85,000	129
Chung Hwa Pulp Corp.	373,890	129

Tong Yang Industry Co. Ltd.	110,266	128
* China General Plastics Corp.	353,000	128
Yeun Chyang Industrial Co. Ltd.	206,159	127
Powercom Co. Ltd.	213,450	123
Hsing TA Cement Co.	351,000	123
* Microelectronics Technology Inc.	349,000	122
Great Taipei Gas Co. Ltd.	198,000	121
First Hotel	180,360	121
* Firich Enterprises Co. Ltd.	129,000	118
Hung Poo Real Estate Development Corp.	147,195	116
KEE TAI Properties Co. Ltd.	241,740	114
Darfon Electronics Corp.	181,000	112
GeoVision Inc.	27,490	112
China Metal Products	161,266	110
* TYC Brother Industrial Co. Ltd.	270,000	109
Sunrex Technology Corp.	184,000	108
Chia Hsin Cement Corp.	249,857	108
Weltrend Semiconductor	208,000	106
Sanyo Electric Taiwan Co. Ltd.	112,000	105
Everlight Chemical Industrial Corp.	177,100	104
Tyntek Corp.	276,000	102
Southeast Cement Co. Ltd.	283,000	100
Central Reinsurance Co. Ltd.	240,000	100
* Mosel Vitelic Inc.	652,000	99
Taiwan Acceptance Corp.	48,000	96
Johnson Health Tech Co. Ltd.	44,075	95
KYE Systems Corp.	234,000	92
Newmax Technology Co. Ltd.	54,000	92
Sampo Corp.	318,311	92
ACES Electronic Co. Ltd.	49,000	91
UPC Technology Corp.	147,068	87
Chinese Gamer International Corp.	32,000	86
Chun Yuan Steel	215,369	86
* Concord Securities Corp.	363,324	85
* E-Ton Solar Tech Co. Ltd.	181,000	84
* Basso Industry Corp.	113,000	81
* O-TA Precision Industry Co. Ltd.	106,000	72
Sheng Yu Steel Co. Ltd.	111,000	71
AmTRAN Technology Co. Ltd.	113,692	70
* Jenn Feng New Energy Co. Ltd.	106,000	70
Bank of Kaohsiung	211,470	63
Taiyen Biotech Co. Ltd.	80,000	60
Tong Hsing Electronic Industries Ltd.	15,056	45
ALI Corp.	13,358	18
Walsin Technology Corp.	47,408	14
Elite Semiconductor Memory Technology Inc.	14,000	13
Altek Corp.	15,786	13
Ability Enterprise Co. Ltd.	12,257	12
Harvatek Corp.	3,000	2
Etron Technology Inc.	4,947	2
J Touch Corp.	999	1
Soft-World International Corp.	520	1
Global Mixed Mode Technology Inc.	199	1
Tong-Tai Machine & Tool Co. Ltd.	480	—
Wafer Works Corp.	403	—
Evergreen International Storage & Transport Corp.	502	—
Silicon Integrated Systems Corp.	592	—

FSP Technology Inc.	254	—
* Genesis Photonics Inc.	88	—
Gemtek Technology Corp.	115	—
Taiflex Scientific Co. Ltd.	34	—
Chung Hung Steel Corp.	47	—
		68,264
Thailand (0.8%)
Big C Supercenter PCL	194,400	733
Glow Energy PCL (Foreign)	277,700	500
* Bangkok Dusit Medical Services PCL	178,100	441
* True Corp. PCL	3,880,000	405
Robinson Department Store PCL	293,000	397
Home Product Center PCL	959,914	347
Bumrungrad Hospital PCL (Foreign)	217,313	332
CPN Retail Growth Leasehold Property Fund	766,535	319
Thanachart Capital PCL (Foreign)	368,600	309
LPN Development PCL (Foreign)	663,200	297
Minor International PCL (Foreign)	718,800	269
Bangkok Life Assurance PCL	164,100	259
Pruksa Real Estate PCL	560,500	257
* Sahaviriya Steel Industries PCL	9,411,500	249
Thoresen Thai Agencies PCL	343,800	235
Hemaraj Land and Development PCL	2,862,400	229
Thai Plastic & Chemical PCL (Foreign)	231,400	220
Hana Microelectronics PCL (Foreign)	326,300	193
Bangkok Expressway PCL (Foreign)	278,700	168
Glow Energy PCL	89,563	161
Tisco Financial Group PCL (Foreign)	139,500	161
Sino Thai Engineering & Construction PCL	352,800	157
BTS Group Holdings PCL	6,783,100	151
Amata Corp. PCL	296,200	145
Major Cineplex Group PCL	290,000	144
Precious Shipping PCL	269,200	142
Samart Corp. PCL	538,400	140
Quality Houses PCL	2,682,400	136
Khon Kaen Sugar Industry PCL (Foreign)	291,200	135
Dynasty Ceramic PCL	64,800	130
TPI Polene PCL	241,700	128
* Tata Steel Thailand PCL	3,910,400	115
Asian Property Development PCL	671,200	114
Thanachart Capital PCL	130,500	109
LPN Development PCL	239,900	108
Kiatnakin Bank PCL	104,000	107
Tisco Financial Group PCL	90,946	105
* Maybank Kim Eng Securities Thailand PCL	197,500	100
Italian-Thai Development PCL	869,800	98
Hana Microelectronics PCL	145,010	86
CalComp Electronics Thailand PCL (Foreign)	863,700	73
* Thaicom PCL	172,000	69
Asian Property Development PCL (Foreign)	311,760	53
Sri Trang Agro-Industry PCL	75,000	52
Minor International PCL	122,785	46
* Regional Container Lines PCL	204,800	46
CalComp Electronics Thailand PCL	534,900	45
* G J Steel PCL (Local)	8,631,900	39
Khon Kaen Sugar Industry PCL	25,000	12
* G J Steel PCL	2,215,000	10

* Minor International PCL Warrants Exp. 05/18/2013	71,880	4
* Bangkokland PCL Warrants Exp. 12/30/2015	97,606	1
		9,281
Turkey (0.7%)
Turk Traktor ve Ziraat Makineleri AS	35,587	723
Ulker Biskuvi Sanayi AS	170,402	512
* TAV Havalimanlari Holding AS	110,799	498
Konya Cimento Sanayii AS	2,900	493
* Petkim Petrokimya Holding AS	405,445	464
* Akfen Holding AS	100,382	446
Turkiye Sinai Kalkinma Bankasi AS	319,955	386
Trakya Cam Sanayi AS	213,052	317
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	625,231	291
Koza Altin Isletmeleri AS	15,534	275
Tekfen Holding AS	78,748	270
* Dogus Otomotiv Servis ve Ticaret AS	119,274	245
Aygaz AS	46,947	237
Torunlar Gayrimenkul Yatirim Ortakligi AS	94,333	226
Yazicilar Holding AS Class A	34,613	216
* Koza Anadolu Metal Madencilik Isletmeleri AS	96,186	206
Yapi Kredi Sigorta AS	23,169	194
* Dogan Yayin Holding AS	527,028	177
Akmerkez Gayrimenkul Yatirim Ortakligi AS	18,078	172
Sekerbank TAS	303,343	165
* Hurriyet Gazetecilik AS	189,447	95
Cimsa Cimento Sanayi VE Tica	18,545	89
Aselsan Elektronik Sanayi Ve Ticaret AS	17,202	86
Aksa Akrilik Kimya Sanayii	33,380	85
Anadolu Cam Sanayii AS	50,709	85
Akcansa Cimento AS	20,129	84
* Vestel Elektronik Sanayi ve Ticaret A.S.	72,776	84
Albaraka Turk Katilim Bankasi AS	77,513	72
* Ihlas Holding AS	156,340	68
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	57,261	58
		7,319
United Kingdom (13.4%)
Aberdeen Asset Management plc	712,489	2,684
Babcock International Group plc	214,823	2,473
Croda International plc	79,607	2,432
Pennon Group plc	213,050	2,338
Informa plc	364,648	2,251
Travis Perkins plc	147,227	2,039
* Premier Oil plc	290,250	1,884
Balfour Beatty plc	429,908	1,860
Mondi plc	232,665	1,855
Spectris plc	70,418	1,702
IG Group Holdings plc	221,791	1,656
Amlin plc	301,995	1,620
* Berkeley Group Holdings plc	78,652	1,573
Rotork plc	52,134	1,565
Cookson Group plc	171,007	1,560
Derwent London plc	59,067	1,560
Stagecoach Group plc	351,062	1,559
Persimmon plc	181,978	1,513
Inchcape plc	278,340	1,498
Firstgroup plc	299,047	1,463

* Imagination Technologies Group plc	157,425	1,437
* easyJet plc	200,331	1,411
Spirax-Sarco Engineering plc	44,232	1,382
Petropavlovsk plc	114,856	1,374
Melrose plc	230,483	1,369
Hiscox Ltd.	225,567	1,356
Carillion plc	273,748	1,335
UBM plc	152,931	1,326
Halma plc	232,674	1,300
* Taylor Wimpey plc	1,940,504	1,299
Catlin Group Ltd.	202,739	1,296
Rightmove plc	62,585	1,269
Provident Financial plc	82,088	1,242
* Afren plc	644,425	1,227
Capital & Counties Properties plc	405,748	1,215
Henderson Group plc	682,020	1,192
* Telecity Group plc	115,020	1,175
Hunting plc	91,653	1,167
Intermediate Capital Group plc	263,197	1,142
Michael Page International plc	183,457	1,127
Ashtead Group plc	303,106	1,126
National Express Group plc	327,479	1,121
Shaftesbury plc	140,059	1,106
Cable & Wireless Communications plc	1,621,393	1,097
Great Portland Estates plc	189,426	1,077
Greene King plc	136,686	1,061
Booker Group plc	932,552	1,057
* BTG plc	197,155	1,040
* Barratt Developments plc	595,398	1,027
Hikma Pharmaceuticals plc	90,571	1,026
Lancashire Holdings Ltd.	94,469	1,026
Ultra Electronics Holdings plc	42,212	1,020
Aveva Group plc	40,870	1,017
Misys plc	197,983	1,009
Electrocomponents plc	292,503	996
* Centamin plc	662,050	986
Victrex plc	48,582	981
Close Brothers Group plc	91,167	970
Bwin.Party Digital Entertainment plc	377,826	956
Phoenix Group Holdings	103,818	955
* Soco International plc	206,083	949
^ DS Smith plc	261,998	939
Jardine Lloyd Thompson Group plc	86,608	932
Home Retail Group plc	535,157	907
Homeserve plc	199,207	892
Mitie Group plc	221,969	891
Betfair Group plc	63,881	878
BBA Aviation plc	298,461	878
De La Rue plc	58,137	859
Bellway plc	72,778	847
Fenner plc	121,195	845
TalkTalk Telecom Group plc	431,979	838
AZ Electronic Materials SA	175,571	838
Morgan Crucible Co. plc	169,607	837
Britvic plc	154,067	836
Debenhams plc	775,492	829
QinetiQ Group plc	404,051	824

Hochschild Mining plc	104,694	816
* Mitchells & Butlers plc	199,218	807
Berendsen plc	110,785	805
Spirent Communications plc	418,056	784
* Bumi plc	55,862	766
Millennium & Copthorne Hotels plc	108,020	759
WH Smith plc	83,113	724
Filtrona plc	120,818	722
Beazley plc	322,239	713
Atkins WS plc	64,019	708
Chemring Group plc	116,709	707
* EnQuest plc	409,138	687
Elementis plc	280,989	680
Tullett Prebon plc	142,637	671
Senior plc	234,080	665
Regus plc	455,975	663
Domino Printing Sciences plc	70,707	662
St. James's Place plc	119,688	661
Halfords Group plc	131,311	661
* Howden Joinery Group plc	387,593	657
Micro Focus International plc	96,406	643
SIG plc	406,275	639
PZ Cussons plc	129,017	621
Bodycote plc	124,833	601
Genus plc	37,364	601
Jupiter Fund Management plc	165,641	595
Restaurant Group plc	126,882	594
Lamprell plc	125,604	593
Cable & Wireless Worldwide plc	1,773,072	581
Bovis Homes Group plc	80,561	565
London & Stamford Property plc	340,686	564
Fidessa Group plc	21,522	563
* Dixons Retail plc	2,503,100	557
RPC Group plc	92,116	553
Go-Ahead Group plc	27,541	551
Paragon Group of Cos. plc	194,282	543
Kier Group plc	25,564	541
Renishaw plc	23,938	527
JD Wetherspoon plc	81,931	526
Domino's Pizza UK & IRL plc	72,639	525
ITE Group plc	160,942	520
New World Resources plc	70,473	513
Marston's plc	332,497	509
RPS Group plc	153,502	505
International Personal Finance plc	165,885	498
Rathbone Brothers plc	27,110	490
SDL plc	46,923	480
Savills plc	89,662	475
Yule Catto & Co. plc	152,987	473
Hansteen Holdings plc	404,654	469
Cape plc	75,828	468
Greggs plc	58,158	468
CSR plc	127,855	468
Synergy Health plc	34,918	467
Computacenter plc	73,725	462
Oxford Instruments plc	31,991	459
N Brown Group plc	124,635	452

	Premier Farnell plc	138,401	451
	Laird plc	165,897	439
	Brewin Dolphin Holdings plc	179,804	428
	Shanks Group plc	266,027	413
	Dignity plc	32,792	404
	Devro plc	95,555	401
*	Salamander Energy plc	110,465	398
*	Redrow plc	203,694	396
	Stobart Group Ltd.	200,363	396
^,* Talvivaara Mining Co. plc		75,587	374
	F&C Asset Management plc	356,128	373
*	Heritage Oil plc	124,514	369
	Dairy Crest Group plc	73,475	364
	Cranswick plc	29,361	361
	Big Yellow Group plc	78,875	348
*	Sports Direct International plc	89,497	346
	Dechra Pharmaceuticals plc	41,612	345
	Cineworld Group plc	102,423	345
	Grainger plc	218,078	341
	Dunelm Group plc	47,097	341
	Anglo Pacific Group plc	74,188	340
	Kcom Group plc	302,988	340
	Interserve plc	73,928	339
	Galliford Try plc	44,318	333
*	Spirit Pub Co. plc	415,224	327
	Kesa Electricals plc	302,376	322
	Workspace Group plc	89,872	321
*	Colt Group SA	210,450	305
	Unite Group plc	99,460	279
	Pace plc	204,788	276
	Moneysupermarket.com Group plc	150,746	274
	Euromoney Institutional Investor plc	24,451	266
	Keller Group plc	47,346	264
	Collins Stewart Hawkpoint plc	182,540	262
*	Gem Diamonds Ltd.	78,777	261
	Robert Wiseman Dairies plc	40,361	247
*	Premier Foods plc	1,278,407	242
	Sthree plc	54,110	232
^,* Ocado Group plc		168,642	232
	Chesnara plc	78,991	220
	Development Securities plc	94,404	219
	Marshalls plc	147,857	217
	Morgan Sindall Group plc	20,532	215
	ST Modwen Properties plc	107,082	210
	Speedy Hire plc	489,135	208
*	Enterprise Inns plc	328,743	193
	Mcbride plc	102,252	189
*	CLS Holdings plc	17,360	166
*	Xchanging plc	152,366	166
	Severfield-Rowen plc	53,418	166
	Robert Walters plc	51,260	162
	Carphone Warehouse Group plc	60,833	159
	Rank Group plc	74,940	156
^,* Yell Group plc		1,685,298	153
	WSP Group plc	37,075	146
*	Wincanton plc	110,119	144
	Invista Foundation Property Trust Ltd.	270,853	142

Thomas Cook Group plc		590,814	126
Sportingbet plc		199,085	125
Smiths News plc		80,777	121
* Wolfson Microelectronics plc		46,413	116
Melrose Resources plc		60,578	116
* SuperGroup plc		11,204	115
Daejan Holdings plc		2,070	92
Helical Bar plc		30,128	88
Carpetright plc		10,039	87
Mothercare plc		27,275	85
* Punch Taverns plc		465,718	81
Mucklow A & J Group plc		10,832	55
JKX Oil & Gas plc		21,954	49
Game Group plc		276,383	23
* Connaught plc		50,771	—
			149,781
Total Common Stocks (Cost $1,074,352)			1,110,166
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (5.5%)
Money Market Fund (5.5%)

[2,3] Vanguard Market Liquidity Fund (Cost $61,734)	0.096%	61,734,289	61,734

Total Investments (105.0%) (Cost $1,136,086)			1,171,900
Other Assets and Liabilities-Net (-5.0%)[3]			(55,451)
Net Assets (100%)			1,116,449

Securities with a market value of less than $500 are displayed with a dash.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $53,351,000.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate value of these securities was $1,490,000, representing 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $56,798,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

FTSE All-World ex-US Small-Cap Index Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	235,356	—	52
Common Stocks—Other	526	873,472	760
Temporary Cash Investments	61,734	—	—
Total	297,616	873,472	812

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2012. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2011	306
Transfers into Level 3	617
Change in Unrealized Appreciation (Depreciation)	(111)
Balance as of January 31, 2012	812

D. At January 31, 2012, the cost of investment securities for tax purposes was $1,143,323,000. Net unrealized appreciation of investment securities for tax purposes was $28,577,000, consisting of unrealized gains of $133,751,000 on securities that had risen in value since their purchase and $105,174,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.2%)
Australia (13.4%)
Westfield Group	1,164,724	10,509
Stockland	1,315,901	4,694
Westfield Retail Trust	1,545,924	4,143
GPT Group	946,243	3,103
Dexus Property Group	2,672,702	2,526
Mirvac Group	1,882,247	2,467
Goodman Group	3,606,479	2,453
CFS Retail Property Trust	1,296,857	2,363
Lend Lease Group	284,984	2,224
Commonwealth Property Office Fund	1,348,090	1,388
Investa Office Fund	1,468,746	990
^ Charter Hall Office REIT	227,002	856
Charter Hall Retail REIT	133,914	463
BWP Trust	216,803	401
Australand Property Group	131,067	362
Cromwell Property Group	417,529	315
Charter Hall Group	135,110	307
Abacus Property Group	141,785	276
FKP Property Group	381,802	257
* Centro Retail Australia	125,546	245
ALE Property Group	82,735	173
Aspen Group	338,500	163
Challenger Diversified Property Group	237,554	123
Peet Ltd.	98,036	85
* Sunland Group Ltd.	103,704	81
Astro Japan Property Group	33,333	73
* Tishman Speyer Office Fund	134,465	70
		41,110
Austria (1.1%)
IMMOFINANZ AG	625,351	2,014
Atrium European Real Estate Ltd.	101,691	467
* CA Immobilien Anlagen AG	43,887	428
Conwert Immobilien Invest SE	37,212	403
* S IMMO AG	30,339	174
		3,486
Belgium (0.7%)
Cofinimmo	7,748	907
Befimmo SCA Sicafi	7,859	532
Warehouses De Pauw SCA	5,202	255
Aedifica	3,717	217
Intervest Offices & Warehouses	3,744	95
		2,006
Brazil (2.2%)
BR Malls Participacoes SA	231,700	2,529
Multiplan Empreendimentos Imobiliarios SA	44,200	1,012
BR Properties SA	90,066	982
Iguatemi Empresa de Shopping Centers SA	16,293	347
Aliansce Shopping Centers SA	37,387	313

Jereissati Participacoes SA Prior Pfd.	358,676	281
Brasil Brokers Participacoes SA	70,796	276
* Sao Carlos Empreendimentos e Participacoes SA	15,050	215
Sonae Sierra Brasil SA	14,183	194
Cyrela Commercial Properties SA Empreendimentos e Participacoes	19,600	178
JHSF Participacoes SA	45,827	149
* BHG SA - Brazil Hospitality Group	10,070	92
* General Shopping Brasil SA	10,302	76
		6,644
Canada (4.5%)
Brookfield Office Properties Inc.	119,115	2,056
^ RioCan Real Estate Investment Trust	73,955	1,916
^ H&R Real Estate Investment Trust	44,716	1,039
^ Boardwalk Real Estate Investment Trust	14,332	750
^ Calloway Real Estate Investment Trust	28,006	750
First Capital Realty Inc.	38,321	684
^ Canadian Real Estate Investment Trust	18,058	671
^ Cominar Real Estate Investment Trust	30,428	658
Dundee Real Estate Investment Trust	17,614	588
Canadian Apartment Properties REIT	23,325	532
Primaris Retail Real Estate Investment Trust	21,318	459
Allied Properties Real Estate Investment Trust	13,810	355
Chartwell Seniors Housing Real Estate Investment Trust	38,201	339
Artis Real Estate Investment Trust	22,342	336
Killam Properties Inc.	27,214	327
Morguard Corp.	3,457	298
Morguard Real Estate Investment Trust	15,617	261
Northern Property Real Estate Investment Trust	7,945	248
^ Extendicare Real Estate Investment Trust	22,261	186
Transglobe Apartment Real Estate Investment Trust	15,910	184
Brookfield Office Properties Canada	6,902	168
Dundee International Real Estate Investment Trust	16,350	167
Crombie Real Estate Investment Trust	10,492	150
Whiterock Real Estate Investment Trust	9,207	147
^ InnVest Real Estate Investment Trust	25,438	126
NorthWest Healthcare Properties Real Estate Investment Trust	9,187	112
Melcor Developments Ltd.	6,960	97
* Mainstreet Equity Corp.	3,423	75
		13,679
Chile (0.1%)
Parque Arauco SA	246,532	438

China (6.6%)
^ China Overseas Land & Investment Ltd.	2,116,550	3,927
^ China Resources Land Ltd.	1,119,127	1,972
^ Country Garden Holdings Co. Ltd.	3,162,388	1,357
^ Evergrande Real Estate Group Ltd.	2,662,921	1,258
^ Sino-Ocean Land Holdings Ltd.	1,966,391	1,009
^ Longfor Properties Co. Ltd.	680,117	893
^ Agile Property Holdings Ltd.	700,586	779
^ Shimao Property Holdings Ltd.	755,164	777
China Vanke Co. Ltd. Class B	697,492	763
Soho China Ltd.	1,035,045	679
^ Guangzhou R&F Properties Co. Ltd.	565,809	553
^ Renhe Commercial Holdings Co. Ltd.	4,528,323	537
Shui On Land Ltd.	1,466,029	510

	Yuexiu Property Co. Ltd.	2,782,241	476
	Franshion Properties China Ltd.	1,902,054	463
	New World China Land Ltd.	1,627,102	392
	KWG Property Holding Ltd.	702,158	291
	Tian An China Investment	501,761	256
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	282,600	238
	Shenzhen Investment Ltd.	1,110,077	232
^,* Sunac China Holdings Ltd.		820,647	224
^	Hopson Development Holdings Ltd.	361,710	222
	Jiangsu Future Land Co. Ltd. Class B	354,600	206
^,* Kaisa Group Holdings Ltd.		1,013,671	205
	Yuexiu Real Estate Investment	382,516	179
	Silver Grant International	796,216	178
*	Shanghai Industrial Urban Development Group Ltd.	774,799	157
	Greentown China Holdings Ltd.	337,737	153
	China South City Holdings Ltd.	1,083,111	151
	China SCE Property Holdings Ltd.	661,805	132
	Beijing Capital Land Ltd.	563,034	127
	Fantasia Holdings Group Co. Ltd.	1,007,943	105
	China Merchants Property Development Co. Ltd. Class B	70,500	104
	Powerlong Real Estate Holdings Ltd.	771,139	102
	Tomson Group Ltd.	383,388	101
*	Sinolink Worldwide Holdings Ltd.	1,052,643	86
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	135,700	85
	China Aoyuan Property Group Ltd.	642,707	81
	Yuzhou Properties Co.	327,988	80
	SRE Group Ltd.	1,639,863	79
	Beijing North Star Co. Ltd.	420,130	72
	Lai Fung Holdings Ltd.	2,629,646	65
			20,256
Denmark (0.0%)
	Jeudan A/S	1,133	78
*	TK Development	20,156	48
			126
Egypt (0.2%)
*	Talaat Moustafa Group	535,037	353
*	Amer Group Holding	1,461,774	153
*	Palm Hills Developments SAE	295,523	68
*	Medinet Nasr Housing	24,401	49
	Six of October Development & Investment	27,961	49
			672
Finland (0.3%)
	Sponda Oyj	129,742	556
	Citycon Oyj	81,981	268
	Technopolis plc	34,672	163
			987
France (5.5%)
	Unibail-Rodamco SE	50,124	9,645
	Klepierre	51,186	1,540
	Fonciere Des Regions	21,249	1,406
	Gecina SA	14,406	1,378
	ICADE	12,461	1,017
	Mercialys SA	24,458	850
	Societe Immobiliere de Location pour l'Industrie et le Commerce	4,780	485
	ANF Immobilier	6,376	237
	Societe de la Tour Eiffel	3,285	170

	Altarea	763	118
			16,846
Germany (1.2%)
	Deutsche Euroshop AG	23,859	814
	Deutsche Wohnen AG	56,151	747
*	GSW Immobilien AG	13,817	428
	Alstria Office REIT-AG	29,709	355
*	TAG Immobilien AG	41,934	329
	GAGFAH SA	49,151	248
*	IVG Immobilien AG	74,315	176
	Hamborner REIT AG	18,525	170
	DIC Asset AG	15,668	121
*	Prime Office REIT-AG	18,204	92
*	Patrizia Immobilien AG	14,084	70
*	Colonia Real Estate AG	13,153	60
			3,610
Greece (0.0%)
	Eurobank Properties Real Estate Investment Co.	9,799	49

Guernsey (0.1%)
*	Etalon Group Ltd. GDR	65,377	318

Hong Kong (16.6%)
	Sun Hung Kai Properties Ltd.	826,441	11,434
	Cheung Kong Holdings Ltd.	770,375	10,361
	Link REIT	1,243,089	4,525
	Hang Lung Properties Ltd.	1,096,691	3,766
	Hongkong Land Holdings Ltd.	646,212	3,321
	Sino Land Co. Ltd.	1,868,605	3,113
	Henderson Land Development Co. Ltd.	509,375	2,761
	Hang Lung Group Ltd.	405,413	2,577
	Kerry Properties Ltd.	420,654	1,615
	Wheelock & Co. Ltd.	458,652	1,463
	Hysan Development Co. Ltd.	338,422	1,329
	Hopewell Holdings Ltd.	363,399	949
	Champion REIT	1,451,969	574
	Chinese Estates Holdings Ltd.	262,952	426
	Great Eagle Holdings Ltd.	151,697	374
^,* Glorious Property Holdings Ltd.		1,448,036	231
	China Overseas Grand Oceans Group Ltd.	246,189	228
	Sunlight Real Estate Investment Trust	651,400	201
	Kowloon Development Co. Ltd.	182,414	171
^	K Wah International Holdings Ltd.	591,338	167
^	Mingfa Group International Co. Ltd.	521,363	165
	HKR International Ltd.	394,082	144
	TAI Cheung Holdings	189,131	124
	Prosperity REIT	575,649	122
	Regal Real Estate Investment Trust	457,815	117
	Far East Consortium International Ltd.	640,343	100
	Emperor International Holdings	591,832	94
	CSI Properties Ltd.	3,030,783	93
*	Lai Sun Development	5,295,302	92
*	Pacific Century Premium Developments Ltd.	501,526	91
	Liu Chong Hing Investment	90,485	90
*	China Properties Group Ltd.	246,524	74
*	Zhuguang Holdings Group Co. Ltd.	488,405	58

Soundwill Holdings Ltd.	44,000	53
		51,003
India (0.7%)
DLF Ltd.	224,701	978
* Unitech Ltd.	713,107	375
Oberoi Realty Ltd.	39,136	199
Indiabulls Real Estate Ltd.	93,318	134
Godrej Properties Ltd.	9,090	121
* Parsvnath Developers Ltd.	69,927	84
Prestige Estates Projects Ltd.	39,182	60
Sobha Developers Ltd.	9,692	51
Sunteck Realty Ltd.	7,403	46
* Indiabulls Infrastructure	275,288	43
* DB Realty Ltd.	26,629	33
		2,124
Indonesia (1.0%)
Lippo Karawaci Tbk PT	10,708,500	797
Bumi Serpong Damai PT	3,932,027	459
Summarecon Agung Tbk PT	2,545,000	339
Ciputra Development Tbk PT	5,158,500	326
Alam Sutera Realty Tbk PT	4,969,297	267
* Bakrieland Development Tbk PT	17,592,000	267
* Sentul City Tbk PT	9,446,000	257
* Kawasan Industri Jababeka Tbk PT	9,540,680	195
* Agung Podomoro Land Tbk PT	3,582,000	125
Ciputra Property TBK PT	1,578,596	98
* Intiland Development Tbk PT	2,912,551	81
		3,211
Israel (0.6%)
Azrieli Group	17,032	415
Gazit-Globe Ltd.	35,645	356
Alony Hetz Properties & Investments Ltd.	35,818	167
* Nitsba Holdings 1995 Ltd.	15,296	130
Amot Investments Ltd.	51,349	129
Norstar Holdings Inc.	6,531	124
Melisron Ltd.	5,829	106
British Israel Investments Ltd.	28,276	105
Jerusalem Economy Ltd.	10,770	78
Reit 1 Ltd.	40,679	72
* Airport City Ltd.	15,898	69
Industrial Buildings Corp.	39,416	63
* Africa Israel Properties Ltd.	6,925	57
* AL-ROV Israel Ltd.	2,622	57
* Elbit Imaging Ltd.	5,776	17
		1,945
Italy (0.1%)
Beni Stabili SPA	452,325	225
Immobiliare Grande Distribuzione	75,891	76
* Prelios SPA	373,062	44
		345
Japan (18.2%)
Mitsubishi Estate Co. Ltd.	679,353	10,875
Mitsui Fudosan Co. Ltd.	459,057	7,576
Sumitomo Realty & Development Co. Ltd.	239,576	4,566
Daito Trust Construction Co. Ltd.	44,400	4,192

	Daiwa House Industry Co. Ltd.	293,674	3,715
	Nippon Building Fund Inc.	319	2,866
	Japan Real Estate Investment Corp.	269	2,356
	Japan Retail Fund Investment Corp.	958	1,393
	United Urban Investment Corp. Class A	1,169	1,278
	Advance Residence Investment Corp. Class A	559	1,010
	Tokyu Land Corp.	229,056	954
	Aeon Mall Co. Ltd.	42,512	944
	Tokyo Tatemono Co. Ltd.	226,166	829
	Japan Prime Realty Investment Corp.	346	828
	Nomura Real Estate Office Fund Inc. Class A	150	805
	Nomura Real Estate Holdings Inc.	51,229	798
	Mori Trust Sogo Reit Inc.	92	793
	Frontier Real Estate Investment Corp.	98	785
	Japan Logistics Fund Inc.	82	665
	Orix JREIT Inc.	146	624
	Nippon Accommodations Fund Inc. Class A	92	607
	Daiwahouse Residential Investment Corp.	74	474
	Hulic Co. Ltd.	39,382	470
	Tokyu REIT Inc.	85	426
	NTT Urban Development Corp.	570	418
	Kenedix Realty Investment Corp. Class A	130	383
	Japan Excellent Inc.	89	372
	Fukuoka REIT Co. Class A	56	371
	Top REIT Inc.	77	355
	Global One Real Estate Investment Corp.	48	332
	Nomura Real Estate Residential Fund Inc.	69	315
	Premier Investment Corp.	88	292
	Mori Hills REIT Investment Corp.	88	292
	Daiwa Office Investment Corp. Class A	125	282
	Heiwa Real Estate Co. Ltd.	97,161	226
	Industrial & Infrastructure Fund Investment Corp.	43	221
	Japan Rental Housing Investments Inc. Class A	432	199
	Sekisui House SI Investment Co. Class A	50	198
	MID Reit Inc.	81	197
	Hankyu Reit Inc. Class A	42	183
	Daibiru Corp.	26,757	179
	Sankei Building Co. Ltd.	18,128	176
^,* Leopalace21 Corp.		76,750	170
	TOC Co. Ltd.	33,429	168
	Heiwa Real Estate REIT Inc. Class A	257	132
	Able Chintai Holdings Inc.	21,752	111
	Japan Hotel and Resort Inc.	45	104
	Nippon Hotel Fund Investment Corp.	36	94
^	Shoei Co. Ltd.	19,586	90
	Iida Home Max	10,544	85
	Starts Proceed Investment Corp. Class A	58	76
	Takara Leben Co. Ltd.	12,227	73
	Tokyo Theatres Co. Inc.	34,017	50
			55,973
Malaysia (1.2%)
	SP Setia Bhd.	468,300	609
	IGB Corp. Bhd.	586,087	522
*	UEM Land Holdings Bhd.	627,265	477
	Sunway Real Estate Investment Trust	922,434	391
*	UOA Development Bhd.	669,200	323
*	Sunway Bhd.	334,120	274

CapitaMalls Malaysia Trust	423,500	207
KLCC Property Holdings Bhd.	185,600	200
IJM Land Bhd.	232,741	168
Bandar Raya Developments Bhd.	196,700	154
Mah Sing Group Bhd.	211,943	143
Paramount Corp. Bhd.	124,400	70
* YTL Land & Development Bhd.	164,800	63
TA Global Bhd.	522,135	52
* Sunway Bhd. Warrants Exp. 8/17/2016	27,544	5
		3,658
Netherlands (1.5%)
Corio NV	50,576	2,357
Wereldhave NV	12,019	882
Eurocommercial Properties NV	19,736	684
Vastned Retail NV	10,345	461
Nieuwe Steen Investments NV	29,192	359
		4,743
New Zealand (0.5%)
Kiwi Income Property Trust	538,028	464
Goodman Property Trust	419,760	353
AMP NZ Office Ltd.	435,845	309
Argosy Property Trust	298,966	204
Vital Healthcare Property Trust	166,385	158
DNZ Property Fund Ltd.	130,094	141
		1,629
Norway (0.2%)
Norwegian Property ASA	268,759	387
Olav Thon Eindom A/S	1,704	233
		620
Philippines (1.2%)
Ayala Land Inc.	2,820,100	1,160
SM Prime Holdings Inc.	3,026,700	1,157
Robinsons Land Corp.	904,750	297
* Belle Corp.	2,368,000	264
Megaworld Corp.	5,726,000	228
SM Development Corp.	1,023,933	167
Filinvest Land Inc.	5,382,000	145
Vista Land & Lifescapes Inc.	1,573,000	112
		3,530
Poland (0.2%)
* Globe Trade Centre SA	87,462	287
* Echo Investment SA	139,056	171
		458
Russia (0.2%)
LSR Group GDR	109,597	524

Singapore (7.5%)
CapitaLand Ltd.	1,411,299	2,943
CapitaMall Trust	1,502,034	2,038
City Developments Ltd.	258,090	2,019
* Global Logistic Properties Ltd.	1,264,131	1,996
Ascendas Real Estate Investment Trust	935,521	1,386
Suntec Real Estate Investment Trust	1,231,127	1,098
UOL Group Ltd.	293,878	1,073
CapitaCommercial Trust	1,093,082	932

Keppel Land Ltd.	395,335	892
CapitaMalls Asia Ltd.	581,942	611
Mapletree Logistics Trust	781,129	540
CDL Hospitality Trusts	360,402	508
Mapletree Industrial Trust	555,934	494
United Industrial Corp. Ltd.	200,188	438
Mapletree Commercial Trust	594,900	408
Starhill Global REIT	771,968	371
Yanlord Land Group Ltd.	370,204	337
Fortune Real Estate Investment Trust	636,670	325
Frasers Centrepoint Trust	268,341	306
Bukit Sembawang Estates Ltd.	85,650	292
Wing Tai Holdings Ltd.	287,874	281
Parkway Life Real Estate Investment Trust	196,255	277
GuocoLand Ltd.	186,477	273
Ascott Residence Trust	337,463	265
Cambridge Industrial Trust	655,409	265
Cache Logistics Trust	314,405	246
Singapore Land Ltd.	52,227	243
K-REIT Asia	343,015	240
CapitaRetail China Trust	225,855	221
Lippo Malls Indonesia Retail Trust	711,706	214
Wheelock Properties Singapore Ltd.	162,969	207
Ascendas India Trust	289,666	176
AIMS AMP Capital Industrial REIT	214,428	173
First Real Estate Investment Trust	276,754	172
Frasers Commercial Trust	267,867	164
* Perennial China Retail Trust	363,938	147
Ho Bee Investment Ltd.	138,903	124
* Treasury China Trust	106,517	118
Orchard Parade Holdings Ltd.	76,860	86
Fragrance Group Ltd.	289,775	83
Saizen REIT	646,356	72
Roxy-Pacific Holdings Ltd.	162,959	54
		23,108
South Africa (2.4%)
Growthpoint Properties Ltd.	674,618	1,715
Redefine Properties Ltd.	1,479,874	1,443
Capital Property Fund	887,694	1,041
Resilient Property Income Fund Ltd.	139,757	675
Fountainhead Property Trust	632,348	566
Hyprop Investments Ltd.	73,132	524
Acucap Properties Ltd.	82,118	420
SA Corporate Real Estate Fund Nominees Pty Ltd.	792,893	362
Emira Property Fund	199,642	320
Vukile Property Fund Ltd.	100,914	198
Sycom Property Fund	51,501	157
Premium Properties Ltd.	37,127	69
		7,490
Spain (0.1%)
* Inmobiliaria Colonial SA	44,939	109
* Realia Business SA	45,814	66
		175
Sweden (1.6%)
Castellum AB	94,776	1,206
Hufvudstaden AB Class A	63,780	672

Wallenstam AB	64,294	634
Fabege AB	71,149	622
Kungsleden AB	76,012	575
Wihlborgs Fastigheter AB	37,649	515
Klovern AB	48,190	186
* Fastighets AB Balder	35,043	159
Heba Fastighets AB Class B	16,091	146
Sagax AB	4,472	113
* Klovern AB Prior Pfd.	1,204	23
		4,851
Switzerland (1.8%)
Swiss Prime Site AG	30,002	2,278
PSP Swiss Property AG	19,120	1,598
Mobimo Holding AG	3,322	768
Allreal Holding AG	3,890	590
Intershop Holdings	622	217
		5,451
Taiwan (1.1%)
Highwealth Construction Corp.	300,000	487
Ruentex Development Co. Ltd.	354,959	438
Huaku Development Co. Ltd.	119,544	288
Cathay No 1 REIT	588,310	276
Prince Housing & Development Corp.	409,820	273
Cathay Real Estate Development Co. Ltd.	695,000	269
Farglory Land Development Co. Ltd.	144,000	267
Radium Life Tech Co. Ltd.	248,898	204
Trident REIT	217,815	161
* Shining Building Business Co. Ltd.	151,650	131
* Taiwan Land Development Corp.	308,024	125
Hung Sheng Construction Co. Ltd.	244,000	112
Hung Poo Real Estate Development Corp.	106,194	83
KEE TAI Properties Co. Ltd.	173,869	82
* Kuoyang Construction Co. Ltd.	198,000	78
King's Town Construction Co. Ltd.	93,240	62
Howarm Construction Co. Ltd.	60,998	55
		3,391
Thailand (0.6%)
Central Pattana PCL	349,900	443
Land and Houses PCL	1,669,100	344
Hemaraj Land and Development PCL	2,639,078	211
Supalai PCL	333,605	152
Amata Corp. PCL	289,900	142
MBK PCL	44,412	131
* Bangkokland PCL	4,837,500	111
Ticon Industrial Connection PCL	219,088	88
SC Asset Corp. PCL	136,552	64
Siam Future Development PCL	273,300	62
Sansiri PCL (Foreign)	901,132	54
Sansiri PCL (Local)	571,100	34
Rojana Industrial Park PCL (Foreign)	168,270	33
Rojana Industrial Park PCL	143,700	28
* Rojana Industrial Park PCL Warrants Exp. 07/18/2016	57,123	5
		1,902
Turkey (0.1%)
Akmerkez Gayrimenkul Yatirim Ortakligi AS	15,379	147
Is Gayrimenkul Yatirim Ortakligi AS	192,388	122

Sinpas Gayrimenkul Yatirim Ortakligi AS		125,974	79
Torunlar Gayrimenkul Yatirim Ortakligi AS		29,945	72
			420
United Kingdom (6.9%)
Land Securities Group plc		427,649	4,549
British Land Co. plc		487,786	3,762
Hammerson plc		389,818	2,321
Capital Shopping Centres Group plc		328,491	1,676
Segro plc		408,200	1,416
Derwent London plc		45,131	1,192
Shaftesbury plc		138,328	1,092
Great Portland Estates plc		169,973	966
Capital & Counties Properties plc		321,327	963
London & Stamford Property plc		293,606	486
Hansteen Holdings plc		358,137	415
Grainger plc		223,686	350
Big Yellow Group plc		64,439	284
Raven Russia Ltd.		330,467	279
Unite Group plc		85,104	239
Workspace Group plc		59,297	212
Primary Health Properties plc		37,562	193
Helical Bar plc		57,346	168
ST Modwen Properties plc		85,140	167
Development Securities plc		67,820	157
Safestore Holdings plc		85,146	143
Metric Property Investments plc		109,417	141
Invista Foundation Property Trust Ltd.		192,473	101
* CLS Holdings plc		9,808	94
			21,366
Total Common Stocks (Cost $331,712)			308,144
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (4.3%)
Money Market Fund (4.3%)

[1,2] Vanguard Market Liquidity Fund (Cost $13,343)	0.096%	13,342,782	13,343

Total Investments (104.5%) (Cost $345,055)			321,487
Other Assets and Liabilities-Net (-4.5%)[2]			(13,837)
Net Assets (100%)			307,650

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $12,023,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $12,911,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Global ex-U.S. Real Estate Index Fund

whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	20,761	287,340	43
Temporary Cash Investments	13,343	—	—
Total	34,104	287,340	43

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2012. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2011	—
Transfers into Level 3	43
Balance as of January 31, 2012	43

Global ex-U.S. Real Estate Index Fund

D. At January 31, 2012, the cost of investment securities for tax purposes was $346,548,000. Net unrealized depreciation of investment securities for tax purposes was $25,061,000, consisting of unrealized gains of $4,991,000 on securities that had risen in value since their purchase and $30,052,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2012

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.